                                                        ------------------------
                                                              OMB APPROVAL
                                                        ------------------------
                                                        OMB Number:    3235-0570
                                                        Expires: August 31, 2010
                                                        Estimated average burden
                                                        hours per response: 18.9
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-05686

                         AIM Investment Securities Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 01/31/08

Item 1. Reports to Stockholders.

SECTOR EQUITY

                                                     AIM Global Real Estate Fund

                            Semiannual Report to Shareholders - January 31, 2008

Real Estate

Table of Contents

Fund Performance                     2
Letter to Shareholders               3
Schedule of Investments              4
Financial Statements                 7
Notes to Financial Statements       10
Financial Highlights                16
Fund Expenses                       22

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                            are from A I M Management Group Inc.

                                              If used after April 20, 2008, this
                                                 report must be accompanied by a
                                                        Fund fact sheet or by an
                                                AIM Quarterly Performance Review
                                                for the most recent quarter-end.

                     ===========================================================
                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
                     ===========================================================

[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--   NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM Global Real Estate Fund

Fund performance

=====================================================   The performance data
                                                        quoted represent past
PERFORMANCE SUMMARY                                     performance and cannot
                                                        guarantee comparable
FUND VS. INDEXES                                        future results; current
                                                        performance may be lower
Cumulative total returns, 7/31/07-1/31/08, at net       or higher. Please visit
asset value (NAV). Performance shown does not include   AIMinvestments.com for
applicable contingent deferred sales charges or front   the most recent month-end
-end sales charges, which would have reduced            performance. Performance
performance.                                            figures reflect
                                                        reinvested distributions,
Class A Shares                                  -2.94%  changes in net asset
Class B Shares                                  -3.40   value and the effect of
Class C Shares                                  -3.33   the maximum sales charge
Class R Shares                                  -3.07   unless otherwise stated.
MSCI World Index(triangle)(Broad Market                 Performance figures do
   Index)                                       -5.66   not reflect deduction of
FTSE EPRA/NAREIT Global Real Estate                     taxes a shareholder would
   Index(square)(Style-Specific Index)          -6.28   pay on Fund distributions
Lipper Real Estate Funds                                or sale of Fund shares.
   Index(triangle)(Peer Group Index)            -4.74   Investment return and
                                                        principal value will
SOURCES: (triangle)LIPPER INC.; (square)AIM             fluctuate so that you may
MANAGEMENT GROUP INC., BLOOMBERG L.P.                   have a gain or loss when
                                                        you sell shares.
The MSCI World Index--SERVICE MARK-- is a free
float-adjusted market capitalization index that is           The total annual
designed to measure global developed market equity      Fund operating expense
performance.                                            ratio set forth in the
                                                        most recent Fund
     The FTSE EPRA/NAREIT Global Real Estate Index is   prospectus as of the date
designed to track the performance of listed real        of this report for Class
estate companies and REITs worldwide. It is compiled    A, Class B, Class C and
by the FTSE Group, National Association of Real         Class R shares was 1.36%,
Estate Investment Trusts, and European Public Real      2.11%, 2.11% and 1.61%,
Estate Association.                                     respectively. The expense
                                                        ratios presented above
     The Lipper Real Estate Funds Index is an equally   may vary from the expense
weighted representation of the largest funds in the     ratios presented in other
Lipper Real Estate Funds category. These funds          sections of this report
primarily invest their equity portfolios in             that are based on
securities of domestic and foreign companies engaged    expenses incurred during
in the real estate industry.                            the period covered by
                                                        this report.
     The Fund is not managed to track the performance
of any particular index, including the indexes               Class A share
defined here, and consequently, the performance of      performance reflects the
the Fund may deviate significantly from the             maximum 5.50% sales
performance of the indexes.                             charge, and Class B and
                                                        Class C share performance
     A direct investment cannot be made in an index.    reflects the applicable
Unless otherwise indicated, index results include       contingent deferred sales
reinvested dividends, and they do not reflect sales     charge (CDSC) for the
charges. Performance of an index of funds reflects      period involved. The CDSC
fund expenses; performance of a market index does       on Class B shares
not.                                                    declines from 5%
                                                        beginning at the time of
=====================================================   purchase to 0% at the
                                                        beginning of the seventh
==========================  =========================   year. The CDSC on Class C
AVERAGE ANNUAL TOTAL        AVERAGE ANNUAL TOTAL        shares is 1% for the
RETURNS                     RETURNS                     first year after
As of 1/31/08, including    As of 12/31/07, the most    purchase. Class R shares
maximum applicable sales    recent quarter-end,         do not have a front-end
charges                     including maximum           sales charge; returns
                            applicable sales charges    shown are at net asset
                                                        value and do not reflect
CLASS A SHARES              CLASS A SHARES              a 0.75% CDSC that may be
Inception (4/29/05)  14.17% Inception (4/29/05) 15.78%  imposed on a total
  1 Year            -17.22    1 Year           -10.75   redemption of retirement
                                                        plan assets within the
CLASS B SHARES              CLASS B SHARES              first year.
Inception (4/29/05)  14.82% Inception (4/29/05) 16.55%
  1 Year            -17.11    1 Year           -10.51        The performance of
                                                        the Fund's share classes
CLASS C SHARES              CLASS C SHARES              will differ primarily due
Inception (4/29/05)  15.70% Inception (4/29/05) 17.41%  to different sales charge
  1 Year            -13.86    1 Year            -7.08   structures and class
                                                        expenses.
CLASS R SHARES              CLASS R SHARES
Inception (4/29/05)  16.27% Inception (4/29/05) 18.01%       A redemption fee of
  1 Year            -12.65    1 Year            -5.71   2% will be imposed on
                                                        certain redemptions or
                                                        exchanges out of the Fund
==========================  =========================   within 30 days of
                                                        purchase. Exceptions to
                                                        the redemption fee are
                                                        listed in the Fund's
                                                        prospectus.

AIM Global Real Estate Fund

                    Dear Fellow AIM Fund Shareholders:

                    The lines of communication are open: More than 250 of you
                    have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50
                    shareholders have contacted me directly by e-mail. When I
                    could respond quickly and easily to a shareholder's specific
    [CROCKETT       concern I did, but the messages for the most part raised
      PHOTO]        consistent issues that I respond to here.

                         I have received many suggestions, a few complaints, and
                    one offer to buy a gold mine! In general, your letters
                    expressed an appreciation for transparency, frankness and
                    the opportunity to comment. Nevertheless, several
                    shareholders found room for improvement in communications.
                    Some would like more concise letters while others would
                    prefer reports to be more customized for their particular
                    information needs. With these reports going to tens of
                    thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as
Bruce L. Crockett   well as the information required by law. The ability to
                    change or further customize letters and reports is also
                    affected by technology, timeliness and cost.

                         Online survey responders preferred electronic
                    communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

                         The correspondence shows that improving fund
                    performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold.
                    Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry Regulatory
                    Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with AIM Investments to make improved performance a top priority for all fund managers.

                         Expense levels came up as another dominant issue, and
                    no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind.
                    While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

                         The value of communication between the Board and
                    shareholders has been noted within and beyond the AIM community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important.
                    Morningstar--REGISTERED TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where AIM was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

                         In other news, Ruth Quigley retired from your Board at
                    the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation
                    Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema
                    Mathi-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

                         Your Board looks forward to another year of diligent
                    effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board of Trustees

                    March 18, 2008

AIM Global Real Estate Fund

PORTFOLIO COMPOSITION

By industry, based on Net Assets
As of January 31, 2008


---------------------------------------------------------
Diversified                                       42.7%
---------------------------------------------------------
Retail                                            20.4
---------------------------------------------------------
Office                                            13.9
---------------------------------------------------------
Residential                                        8.7
---------------------------------------------------------
Healthcare                                         4.5
---------------------------------------------------------
Industrial                                         2.8
---------------------------------------------------------
Lodging-Resorts                                    2.3
---------------------------------------------------------
Self Storage                                       1.8
---------------------------------------------------------
Specialty                                          1.4
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      1.5
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS(a)

January 31, 2008
(Unaudited)


                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN REAL ESTATE INVESTMENT TRUSTS, COMMON
  STOCKS & OTHER EQUITY INTERESTS-63.12%

AUSTRALIA-11.18%

CFS Retail Property Trust (Retail)(b)(c)        2,701,300   $  5,147,144
------------------------------------------------------------------------
GPT Group (Diversified)(b)                      3,728,800     12,759,793
------------------------------------------------------------------------
Mirvac Group (Diversified)(b)(c)                1,226,200      5,549,967
------------------------------------------------------------------------
Stockland (Diversified)(b)(c)                   2,388,700     15,760,904
------------------------------------------------------------------------
Westfield Group (Retail)(b)(c)                  1,525,400     25,784,117
========================================================================
                                                              65,001,925
========================================================================

CANADA-3.05%

Boardwalk Real Estate Investment Trust
  (Residential)                                   225,500      8,926,135
------------------------------------------------------------------------
Cominar Real Estate Investment Trust
  (Diversified)                                    84,700      1,518,225
------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust
  (Retail)                                        197,400      3,178,608
------------------------------------------------------------------------
RioCan Real Estate Investment Trust (Retail)      194,600      4,119,892
========================================================================
                                                              17,742,860
========================================================================

CHINA-0.41%

Kowloon Development Co. Ltd. (Residential)(b)   1,043,000      2,369,736
========================================================================

FINLAND-0.84%

Citycon Oyj (Retail)(b)                           544,514      3,012,733
------------------------------------------------------------------------
Sponda Oyj (Diversified)(b)                       161,540      1,886,579
========================================================================
                                                               4,899,312
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


FRANCE-6.60%

Gecina S.A. (Diversified)(b)(c)                    27,300   $  3,770,197
------------------------------------------------------------------------
Klepierre (Retail)(b)                             164,700      8,793,935
------------------------------------------------------------------------
Orco Property Group (Diversified)(b)(c)            15,500      1,538,556
------------------------------------------------------------------------
Unibail-Rodamco (Diversified)(b)                  102,400     24,289,703
========================================================================
                                                              38,392,391
========================================================================

HONG KONG-14.38%

China Overseas Land & Investment Ltd.
  (Residential)                                 2,755,000      4,649,700
------------------------------------------------------------------------
China Overseas Land & Investment Ltd.-Wts.,
  expiring 08/27/08 (Residential)(d)              232,750         71,340
------------------------------------------------------------------------
China Resources Land Ltd. (Residential)(b)      2,539,900      4,437,351
------------------------------------------------------------------------
Hang Lung Properties Ltd. (Diversified)(b)      3,338,000     13,347,511
------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Office)(b)         1,313,000      6,266,357
------------------------------------------------------------------------
Kerry Properties Ltd. (Diversified)(b)          1,416,400      9,538,044
------------------------------------------------------------------------
New World Development Co., Ltd.
  (Diversified)(b)                              4,821,200     14,958,658
------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Diversified)(b)   1,515,000     30,336,759
========================================================================
                                                              83,605,720
========================================================================

ITALY-0.59%

Beni Stabili S.p.A. (Office)                    1,988,700      2,016,605
------------------------------------------------------------------------
Risanamento S.p.A. (Diversified)(b)(c)(e)         331,200      1,441,303
========================================================================
                                                               3,457,908
========================================================================

JAPAN-11.94%

AEON Mall Co., Ltd. (Retail)(c)                    80,500      2,059,443
------------------------------------------------------------------------
Japan Real Estate Investment Corp.
  (Office)(b)                                         156      1,840,933
------------------------------------------------------------------------
Kenedix Realty Investment Corp.
  (Diversified)(b)                                    140        922,587
------------------------------------------------------------------------

AIM Global Real Estate Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------
JAPAN-(CONTINUED)

Mitsubishi Estate Co. Ltd. (Diversified)(b)       924,000   $ 24,579,856
------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Diversified)(b)         870,000     19,946,390
------------------------------------------------------------------------
Nippon Building Fund Inc. (Office)(b)(c)              519      6,094,818
------------------------------------------------------------------------
Nippon Commercial Investment Corp.
  (Diversified)(b)                                    283      1,224,033
------------------------------------------------------------------------
Nomura Real Estate Office Fund, Inc.
  (Office)(b)                                         415      3,365,854
------------------------------------------------------------------------
NTT Urban Development Corp. (Office)(c)             1,959      3,095,485
------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd.
  (Diversified)(b)                                100,000      2,466,854
------------------------------------------------------------------------
Tokyo Tatemono Co., Ltd. (Office)                 299,000      2,516,977
------------------------------------------------------------------------
TOKYU REIT, Inc. (Diversified)                        173      1,344,037
========================================================================
                                                              69,457,267
========================================================================

NETHERLANDS-0.58%

Eurocommercial Properties N.V. (Retail)(b)         31,500      1,659,970
------------------------------------------------------------------------
Plaza Centers N.V. (Retail)(e)                    403,500      1,685,040
========================================================================
                                                               3,345,010
========================================================================

NEW ZEALAND-0.28%

Goodman Property Trust (Diversified)(b)(c)      1,537,000      1,656,569
========================================================================

NORWAY-0.68%

Norwegian Property A.S.A. (Office)(b)             390,300      3,933,725
========================================================================

SINGAPORE-2.43%

Ascendas Real Estate Investment Trust
  (Industrial)(b)                               1,521,000      2,347,957
------------------------------------------------------------------------
Capitaland Ltd. (Diversified)(b)                1,600,000      6,727,858
------------------------------------------------------------------------
CapitaMall Trust (Retail)(b)                    1,851,000      3,947,851
------------------------------------------------------------------------
Keppel Land Ltd. (Diversified)(b)                 254,800      1,126,066
========================================================================
                                                              14,149,732
========================================================================

SWEDEN-0.87%

Fabege AB (Office)(b)(c)                          297,400      2,858,873
------------------------------------------------------------------------
Hufvudstaden AB (Office)(b)                       226,900      2,205,167
========================================================================
                                                               5,064,040
========================================================================

UNITED KINGDOM-9.29%

Big Yellow Group PLC (Self Storage)               163,200      1,343,594
------------------------------------------------------------------------
British Land Co. PLC (Diversified)                694,237     13,943,653
------------------------------------------------------------------------
Capital & Regional PLC (Retail)(b)                291,400      2,705,435
------------------------------------------------------------------------
Derwent London PLC (Office)                       278,100      7,554,385
------------------------------------------------------------------------
Land Securities Group PLC (Diversified)(b)        456,021     14,569,716
------------------------------------------------------------------------
Quintain Estates & Development PLC
  (Diversified)(b)                                334,100      3,333,599
------------------------------------------------------------------------
Shaftesbury PLC (Diversified)                     365,900      3,834,603
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------

UNITED KINGDOM-(CONTINUED)

Unite Group PLC (Specialty)(b)                    674,000   $  4,462,427
------------------------------------------------------------------------
Workspace Group PLC (Office)(b)                   401,100      2,254,839
========================================================================
                                                              54,002,251
========================================================================
    Total Foreign Real Estate Investment
      Trusts, Common Stocks & Other Equity
      Interests (Cost $348,675,886)                          367,078,446
========================================================================

DOMESTIC REAL ESTATE INVESTMENT TRUSTS,
  COMMON STOCKS & OTHER EQUITY
  INTERESTS-35.41%

DIVERSIFIED-2.80%

Vornado Realty Trust                              142,500     12,882,000
------------------------------------------------------------------------
Washington Real Estate Investment Trust           108,700      3,419,702
========================================================================
                                                              16,301,702
========================================================================

HEALTHCARE-4.51%

HCP, Inc.                                         324,500      9,868,045
------------------------------------------------------------------------
Health Care REIT, Inc.                             90,300      3,872,967
------------------------------------------------------------------------
Nationwide Health Properties, Inc.                 64,200      2,026,152
------------------------------------------------------------------------
Ventas, Inc.                                      236,900     10,470,980
========================================================================
                                                              26,238,144
========================================================================

INDUSTRIAL-2.36%

ProLogis                                          231,500     13,739,525
========================================================================

LODGING-RESORTS-2.27%

Host Hotels & Resorts Inc.                        556,246      9,311,558
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.          85,700      3,877,925
========================================================================
                                                              13,189,483
========================================================================

OFFICE-6.33%

Alexandria Real Estate Equities, Inc.              72,200      7,092,206
------------------------------------------------------------------------
Boston Properties, Inc.                            58,100      5,340,552
------------------------------------------------------------------------
Brandywine Realty Trust                           169,400      3,193,190
------------------------------------------------------------------------
Brookfield Properties Corp.(c)                    172,100      3,494,442
------------------------------------------------------------------------
Douglas Emmett, Inc.                              215,700      4,928,745
------------------------------------------------------------------------
SL Green Realty Corp.                             137,500     12,761,375
========================================================================
                                                              36,810,510
========================================================================

RESIDENTIAL-5.15%

AvalonBay Communities, Inc.                        46,500      4,368,675
------------------------------------------------------------------------
BRE Properties, Inc.                               80,800      3,522,072
------------------------------------------------------------------------
Camden Property Trust                             106,100      5,236,035
------------------------------------------------------------------------
Equity Residential                                224,000      8,379,840
------------------------------------------------------------------------
Essex Property Trust, Inc.                         71,000      7,356,310
------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.            23,500      1,076,535
========================================================================
                                                              29,939,467
========================================================================

RETAIL-9.72%

CBL & Associates Properties, Inc.                 159,700      4,244,826
------------------------------------------------------------------------
Developers Diversified Realty Corp.               211,100      8,686,765
------------------------------------------------------------------------

AIM Global Real Estate Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------
RETAIL-(CONTINUED)

Federal Realty Investment Trust                   103,200   $  7,616,160
------------------------------------------------------------------------
General Growth Properties, Inc.                   193,700      7,073,924
------------------------------------------------------------------------
Kimco Realty Corp.                                211,600      7,577,396
------------------------------------------------------------------------
Macerich Co. (The)                                 56,000      3,828,720
------------------------------------------------------------------------
Simon Property Group, Inc.                        195,900     17,509,542
========================================================================
                                                              56,537,333
========================================================================

SELF STORAGE-1.62%

Public Storage                                    120,800      9,452,600
========================================================================

SPECIALTY-0.65%

Digital Realty Trust, Inc.                        105,300      3,762,369
========================================================================
    Total Domestic Real Estate Investment
      Trusts, Common Stocks & Other Equity
      Interests (Cost $227,482,542)                          205,971,133
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


MONEY MARKET FUNDS-1.23%

Liquid Assets Portfolio-Institutional
  Class(f)                                      3,569,582   $  3,569,582
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)        3,569,582      3,569,582
========================================================================
    Total Money Market Funds (Cost
      $7,139,164)                                              7,139,164
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.76% (Cost
  $583,297,592)                                              580,188,743
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-4.89%

Liquid Assets Portfolio-Institutional Class
  (Cost $28,468,031)(f)(g)                     28,468,031     28,468,031
========================================================================
TOTAL INVESTMENTS-104.65% (Cost $611,765,623)                608,656,774
========================================================================
OTHER ASSETS LESS LIABILITIES-(4.65)%                        (27,072,065)
========================================================================
NET ASSETS-100.00%                                          $581,584,709
________________________________________________________________________
========================================================================

Investment Abbreviations:

REIT  - Real Estate Investment Trust
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FTSE ERPA/NAREIT Global Real Estate Index, which is exclusively owned by the FTSE Group, the European Public Real Estate Association (ERPA), the National Association of Real Estate Investment Trusts (NAREIT) and Euronext Indices BV.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $305,220,724, which represented 52.48% of the Fund's Net Assets. See Note 1A.
(c) All or a portion of this security was out on loan at January 31, 2008.
(d) Non-income producing security acquired through a corporate action.
(e) Non-income producing security
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008
(Unaudited)

ASSETS:

Investments, at value (Cost $576,158,428)*     $573,049,579
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $35,607,195)                             35,607,195
===========================================================
    Total investments (Cost $611,765,623)       608,656,774
===========================================================
Cash                                                312,799
-----------------------------------------------------------
Foreign currencies, at value (Cost $39,453)          37,634
-----------------------------------------------------------
Receivables for:
  Investments sold                                   64,258
-----------------------------------------------------------
  Fund shares sold                                2,185,428
-----------------------------------------------------------
  Dividends                                       1,494,422
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                9,676
-----------------------------------------------------------
Other assets                                         38,739
===========================================================
    Total assets                                612,799,730
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             312,799
-----------------------------------------------------------
  Fund shares reacquired                          1,749,684
-----------------------------------------------------------
  Dividends                                             223
-----------------------------------------------------------
  Collateral upon return of securities loaned    28,468,031
-----------------------------------------------------------
Trustee deferred compensation and retirement
  plans                                              21,301
-----------------------------------------------------------
Accrued distribution fees                           202,357
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,843
-----------------------------------------------------------
Accrued transfer agent fees                         309,832
-----------------------------------------------------------
Accrued operating expenses                          148,951
===========================================================
    Total liabilities                            31,215,021
===========================================================
Net assets applicable to shares outstanding    $581,584,709
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $632,932,136
-----------------------------------------------------------
Undistributed net investment income             (27,683,231)
-----------------------------------------------------------
Undistributed net realized gain (loss)          (20,596,157)
-----------------------------------------------------------
Unrealized appreciation (depreciation)           (3,068,039)
===========================================================
                                               $581,584,709
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $424,303,657
___________________________________________________________
===========================================================
Class B                                        $ 41,059,642
___________________________________________________________
===========================================================
Class C                                        $ 93,184,288
___________________________________________________________
===========================================================
Class R                                        $  5,898,314
___________________________________________________________
===========================================================
Institutional Class                            $ 17,138,808
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          32,151,639
___________________________________________________________
===========================================================
Class B                                           3,114,518
___________________________________________________________
===========================================================
Class C                                           7,066,313
___________________________________________________________
===========================================================
Class R                                             446,981
___________________________________________________________
===========================================================
Institutional Class                               1,299,923
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.20
-----------------------------------------------------------
  Maximum offering price per share
    (Net asset value of $13.20 divided by
    94.50%)                                    $      13.97
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      13.18
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      13.19
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      13.20
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      13.18
___________________________________________________________
===========================================================

* At January 31, 2008, securities with an aggregate value of $27,294,724 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Real Estate Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2008
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $683,547)      $ 10,200,193
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $112,896)                           482,557
==========================================================================
    Total investment income                                     10,682,750
==========================================================================

EXPENSES:

Advisory fees                                                    2,469,675
--------------------------------------------------------------------------
Administrative services fees                                        96,733
--------------------------------------------------------------------------
Custodian fees                                                     117,588
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          610,883
--------------------------------------------------------------------------
  Class B                                                          246,941
--------------------------------------------------------------------------
  Class C                                                          550,591
--------------------------------------------------------------------------
  Class R                                                           11,953
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                               838,902
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 1,932
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           17,489
--------------------------------------------------------------------------
Other                                                              209,750
==========================================================================
    Total expenses                                               5,172,437
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                   (30,917)
==========================================================================
    Net expenses                                                 5,141,520
==========================================================================
Net investment income                                            5,541,230
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                        (15,480,492)
--------------------------------------------------------------------------
  Foreign currencies                                              (305,278)
==========================================================================
                                                               (15,785,770)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (11,648,737)
--------------------------------------------------------------------------
  Foreign currencies                                                42,220
==========================================================================
                                                               (11,606,517)
==========================================================================
Net realized and unrealized gain (loss)                        (27,392,287)
==========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $(21,851,057)
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Real Estate Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2008 and the year ended July 31, 2007 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2008            2007
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 5,541,230     $  5,110,756
------------------------------------------------------------------------------------------
  Net realized gain (loss)                                    (15,785,770)      27,208,011
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)        (11,606,517)     (17,087,209)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                               (21,851,057)      15,231,558
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                     (25,392,506)      (9,305,543)
------------------------------------------------------------------------------------------
  Class B                                                      (2,347,277)        (832,834)
------------------------------------------------------------------------------------------
  Class C                                                      (5,278,267)      (1,506,671)
------------------------------------------------------------------------------------------
  Class R                                                        (256,553)         (49,490)
------------------------------------------------------------------------------------------
  Institutional Class                                            (688,868)        (384,548)
==========================================================================================
    Total distributions from net investment income            (33,963,471)     (12,079,086)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                     (15,222,202)      (3,393,305)
------------------------------------------------------------------------------------------
  Class B                                                      (1,508,526)        (430,099)
------------------------------------------------------------------------------------------
  Class C                                                      (3,406,474)        (781,196)
------------------------------------------------------------------------------------------
  Class R                                                        (164,424)         (18,409)
------------------------------------------------------------------------------------------
  Institutional Class                                            (403,990)        (131,349)
==========================================================================================
    Total distributions from net realized gains               (20,705,616)      (4,754,358)
==========================================================================================
    Decrease in net assets resulting from distributions       (54,669,087)     (16,833,444)
==========================================================================================
Share transactions-net:
  Class A                                                          90,823      321,124,417
------------------------------------------------------------------------------------------
  Class B                                                      (6,674,304)      31,489,983
------------------------------------------------------------------------------------------
  Class C                                                      (7,194,276)      77,536,060
------------------------------------------------------------------------------------------
  Class R                                                       2,923,326        2,619,705
------------------------------------------------------------------------------------------
  Institutional Class                                           7,310,306          736,756
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (3,544,125)     433,506,921
==========================================================================================
    Net increase (decrease) in net assets                     (80,064,269)     431,905,035
==========================================================================================

NET ASSETS:

  Beginning of period                                         661,648,978      229,743,943
==========================================================================================
  End of period (including undistributed net investment
    income of $(27,683,231) and $739,010, respectively)       $581,584,709    $661,648,978
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Real Estate Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is high total return through growth of capital and current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Global Real Estate Fund


       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign

AIM Global Real Estate Fund

     currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
 __________________________________________________________________
===================================================================


    Under the terms of a master sub-advisory agreement between AIM and Invesco Institutional (N.A.), Inc., AIM pays Invesco Institutional (N.A.), Inc., 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

    For the six months ended January 31, 2008, AIM waived advisory fees of $10,049.

    At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $3,041.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

AIM Global Real Estate Fund


    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2008, ADI advised the Fund that ADI retained $51,640 in front-end sales commissions from the sale of Class A shares and $4,613, $55,716, $50,632 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/07          AT COST          FROM SALES         01/31/08        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 4,842,317      $ 53,670,470      $ (54,943,205)     $ 3,569,582     $184,693
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             4,842,317        53,670,470        (54,943,205)       3,569,582      184,968
=================================================================================================
  Subtotal        $ 9,684,634      $107,340,940      $(109,886,410)     $ 7,139,164     $369,661
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/07          AT COST          FROM SALES         01/31/08        INCOME*
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $75,891,293      $153,070,380      $(200,493,642)     $28,468,031     $112,896
=================================================================================================
  Total
    Investments
    in
    Affiliates    $85,575,927      $260,411,320      $(310,380,052)     $35,607,195     $482,557
_________________________________________________________________________________________________
=================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions,. For the six months ended January 31, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $17,827.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2008, the Fund paid legal fees of $1,959 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM Global Real Estate Fund

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

    Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended January 31, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At January 31, 2008, securities with an aggregate value of $27,294,724 were on loan to brokers. The loans were secured by cash collateral of $28,468,031 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended January 31, 2008, the Fund received dividends on cash collateral investments of $112,896 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of July 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2008 was $164,259,123 and $206,666,217, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 35,112,725
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (50,377,770)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                     $(15,265,045)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $623,921,819.

AIM Global Real Estate Fund

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   Year ended
                                                                  JANUARY 31, 2008(a)                July 31, 2007
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       7,731,335    $ 115,193,395     29,497,212    $ 468,808,849
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         309,528        4,622,852      3,202,824       50,131,076
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         940,315       14,087,864      6,655,588      105,460,242
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         231,996        3,325,346        261,676        4,239,806
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             602,765        8,184,790        474,454        7,563,537
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,626,805       35,646,979        761,291       11,565,885
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         255,540        3,478,714         75,677        1,140,978
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         574,761        7,861,679        139,858        2,110,353
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          30,385          415,502          4,419           66,925
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              74,864        1,025,161         34,074          513,786
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         109,655        1,658,217        162,616        2,566,913
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (109,780)      (1,658,217)      (162,754)     (2,566,913)
==========================================================================================================================
Reacquired:(b)
  Class A                                                     (10,658,179)    (152,407,768)   (10,109,187)   (161,817,230)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (910,708)     (13,117,653)    (1,091,851)    (17,215,158)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,026,967)     (29,143,819)    (1,879,784)    (30,034,535)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (58,114)        (817,522)      (105,155)     (1,687,026)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (137,278)      (1,899,645)      (447,184)     (7,340,567)
==========================================================================================================================
                                                                 (413,077)   $  (3,544,125)    27,473,774    $ 433,506,921
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 35% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Net of redemption fees of $79,276 and $50,271 which were allocated among the classes based on relative net assets of each class for the six months ended January 31, 2008 and the year ended July 31, 2007, respectively.

NOTE 11--SIGNIFICANT EVENT

At a meeting held on December 13, 2007, the Board of Trustees of Trust approved certain proposals to be presented for shareholder approval at a special meeting of the shareholders of the Trust intended to be held on February 29, 2008 (the "Special Meeting"). At the Special Meeting, shareholders of record as of the close of business on November 30, 2007, are entitled to vote their respective shares on several proposals that including, among others the following proposal(s).

    New proposed sub-advisory agreement between AIM and each of AIM Funds Management Inc., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Limited., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisors") (the "New Sub-advisory Arrangements"). This proposal is intended to benefit the Fund and its shareholders by permitting AIM to utilize the additional resources and talent of these affiliated sub-advisors in managing the Fund. Because AIM would pay all of the sub-advisory fees of the sub-advisers, the new sub-advisory arrangements would not affect the fees the Fund pays pursuant to the advisory agreement. If approved by shareholders, the New Sub-advisory Arrangements are expected to become effective on or about May 1, 2008.

    If shareholders of the Fund have not approved all applicable proposals, the meeting will be adjourned. Information about adjourned meetings may be found at www.aiminvestments.com and clicking on "proxy voting" in the top right hand corner. A meeting will not be adjourned past March 28, 2008.

AIM Global Real Estate Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              --------------------------------------------------------------
                                                                SIX MONTHS              YEAR ENDED          APRIL 29, 2005
                                                                  ENDED                  JULY 31,            (COMMENCEMENT
                                                               JANUARY 31,         --------------------    DATE) TO JULY 31,
                                                                   2008              2007        2006            2005
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  14.88          $  13.50    $  10.99         $ 10.08
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.14(a)           0.18(a)     0.18            0.03
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.55)             1.83        2.57            0.90
============================================================================================================================
    Total from investment operations                                (0.41)             2.01        2.75            0.93
============================================================================================================================
Less distributions:
  Dividends from net investment income                              (0.79)            (0.47)      (0.23)          (0.02)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             (0.48)            (0.16)      (0.01)             --
============================================================================================================================
    Total distributions                                             (1.27)            (0.63)      (0.24)          (0.02)
============================================================================================================================
Redemption fees added to shares of beneficial interest               0.00              0.00        0.00            0.00
============================================================================================================================
Net asset value, end of period                                   $  13.20          $  14.88    $  13.50         $ 10.99
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                     (3.00)%           14.88%      25.31%           9.27%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $424,304          $481,099    $162,427         $23,285
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     1.38%(c)          1.36%       1.41%           1.45%(d)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  1.38%(c)          1.36%       1.57%           4.22%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income to average net assets                 1.83%(c)          1.12%       1.39%           1.36%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                                             25%               46%         31%              3%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $486,050,342.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Real Estate Fund

                                                                                        CLASS B
                                                              ------------------------------------------------------------
                                                                SIX MONTHS             YEAR ENDED         APRIL 29, 2005
                                                                  ENDED                 JULY 31,           (COMMENCEMENT
                                                               JANUARY 31,         ------------------    DATE) TO JULY 31,
                                                                   2008             2007       2006            2005
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 14.86           $ 13.49    $ 10.98         $10.08
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.08(a)           0.06(a)    0.09           0.01
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.55)             1.83       2.57           0.90
==========================================================================================================================
    Total from investment operations                               (0.47)             1.89       2.66           0.91
==========================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.73)            (0.36)     (0.14)         (0.01)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.48)            (0.16)     (0.01)            --
==========================================================================================================================
    Total distributions                                            (1.21)            (0.52)     (0.15)         (0.01)
==========================================================================================================================
Redemption fees added to shares of beneficial interest              0.00              0.00       0.00           0.00
==========================================================================================================================
Net asset value, end of period                                   $ 13.18           $ 14.86    $ 13.49         $10.98
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                    (3.40)%           14.02%     24.41%          9.06%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $41,060           $53,038    $20,860         $5,603
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    2.13%(c)          2.11%      2.16%          2.15%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 2.13%(c)          2.11%      2.32%          4.92%(d)
==========================================================================================================================
Ratio of net investment income to average net assets                1.08%(c)          0.37%      0.64%          0.66%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                            25%               46%        31%             3%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $49,119,681.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Real Estate Fund

                                                                                         CLASS C
                                                              -------------------------------------------------------------
                                                                SIX MONTHS             YEAR ENDED          APRIL 29, 2005
                                                                  ENDED                 JULY 31,            (COMMENCEMENT
                                                               JANUARY 31,         -------------------    DATE) TO JULY 31,
                                                                   2008              2007       2006            2005
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 14.86           $  13.50    $ 10.98         $10.08
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.08(a)            0.06(a)    0.09           0.01
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.54)              1.82       2.58           0.90
===========================================================================================================================
    Total from investment operations                               (0.46)              1.88       2.67           0.91
===========================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.73)             (0.36)     (0.14)         (0.01)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.48)             (0.16)     (0.01)            --
===========================================================================================================================
    Total distributions                                            (1.21)             (0.52)     (0.15)         (0.01)
===========================================================================================================================
Redemption fees added to shares of beneficial interest              0.00               0.00       0.00           0.00
===========================================================================================================================
Net asset value, end of period                                   $ 13.19           $  14.86    $ 13.50         $10.98
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                    (3.33)%            13.93%     24.50%          9.06%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $93,184           $112,613    $35,932         $5,274
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    2.13%(c)           2.11%      2.16%          2.15%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 2.13%(c)           2.11%      2.32%          4.92%(d)
===========================================================================================================================
Ratio of net investment income to average net assets                1.08%(c)           0.37%      0.64%          0.66%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                            25%                46%        31%             3%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $109,519,726.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Real Estate Fund

                                                                                       CLASS R
                                                              ----------------------------------------------------------
                                                                SIX MONTHS            YEAR ENDED        APRIL 29, 2005
                                                                  ENDED                JULY 31,          (COMMENCEMENT
                                                               JANUARY 31,         ----------------    DATE) TO JULY 31,
                                                                   2008             2007      2006           2005
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $14.87           $13.50    $10.99         $10.08
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.12(a)          0.14(a)   0.15           0.03
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.54)            1.82      2.57           0.90
========================================================================================================================
    Total from investment operations                               (0.42)            1.96      2.72           0.93
========================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.77)           (0.43)    (0.20)         (0.02)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.48)           (0.16)    (0.01)            --
========================================================================================================================
    Total distributions                                            (1.25)           (0.59)    (0.21)         (0.02)
========================================================================================================================
Redemption fees added to shares of beneficial interest              0.00             0.00      0.00           0.00
========================================================================================================================
Net asset value, end of period                                    $13.20           $14.87    $13.50         $10.99
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                    (3.07)%          14.52%    25.00%          9.24%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $5,898           $3,610    $1,104         $  689
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.63%(c)         1.61%     1.66%          1.65%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 1.63%(c)         1.61%     1.82%          4.42%(d)
========================================================================================================================
Ratio of net investment income to average net assets                1.58%(c)         0.87%     1.14%          1.16%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                                            25%              46%       31%             3%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,755,361.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Real Estate Fund

                                                                                  INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                SIX MONTHS            YEAR ENDED         APRIL 29, 2005
                                                                  ENDED                JULY 31,           (COMMENCEMENT
                                                               JANUARY 31,         -----------------    DATE) TO JULY 31,
                                                                   2008             2007       2006           2005
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 14.86           $ 13.49    $10.99         $10.08
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.17(a)           0.25(a)   0.23           0.04
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.54)             1.81      2.54           0.90
=========================================================================================================================
    Total from investment operations                               (0.37)             2.06      2.77           0.94
=========================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.83)            (0.53)    (0.26)         (0.03)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.48)            (0.16)    (0.01)            --
=========================================================================================================================
    Total distributions                                            (1.31)            (0.69)    (0.27)         (0.03)
=========================================================================================================================
Redemption fees added to shares of beneficial interest              0.00              0.00      0.00           0.00
=========================================================================================================================
Net asset value, end of period                                   $ 13.18           $ 14.86    $13.49         $10.99
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                    (2.77)%           15.29%    25.57%          9.33%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $17,139           $11,289    $9,422         $  656
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.90%(c)          0.91%     1.09%          1.15%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.90%(c)          0.91%     1.10%          3.73%(d)
=========================================================================================================================
Ratio of net investment income to average net assets                2.31%(c)          1.57%     1.71%          1.66%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                            25%               46%       31%             3%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $13,226,864.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA")

AIM Global Real Estate Fund
purportedly brought on behalf of participants in Invesco Ltd. ("Invesco") 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Global Real Estate Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                            EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
                           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
        CLASS               (08/01/07)        (01/31/08)(1)       PERIOD(2)        (01/31/08)         PERIOD(2)         RATIO
          A                  $1,000.00           $970.60           $ 6.84           $1,018.20          $ 7.00            1.38%
          B                   1,000.00            966.00            10.53            1,014.43           10.79            2.13
          C                   1,000.00            966.70            10.53            1,014.43           10.79            2.13
          R                   1,000.00            969.30             8.07            1,016.94            8.26            1.63

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

Supplement to Semiannual Report dated 1/31/08

AIM Global Real Estate Fund

Institutional Class Shares                   ==========================================   SECTIONS OF THE ACTUAL REPORT THAT ARE
                                             AVERAGE ANNUAL TOTAL RETURNS                 BASED ON EXPENSES INCURRED DURING THE
The following information has been           For periods ended 1/31/08                    PERIOD COVERED BY THIS SUPPLEMENT.
prepared to provide Institutional Class
shareholders with a performance overview     Inception (4/29/05)                 16.91%        A REDEMPTION FEE OF 2% WILL BE
specific to their holdings. Institutional       1 Year                          -12.09    IMPOSED ON CERTAIN REDEMPTIONS OR
Class shares are offered exclusively to         6 Months*                        -2.77    EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
institutional investors, including defined                                                OF PURCHASE. EXCEPTIONS TO THE REDEMPTION
contribution plans that meet certain         AVERAGE ANNUAL TOTAL RETURNS                 FEE ARE LISTED IN THE FUND'S PROSPECTUS.
criteria.                                    For periods ended 12/31/07, most recent
                                             calendar quarter-end                              PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             Inception (4/29/05)                 18.68%   RECENT RETURNS MAY BE MORE OR LESS THAN
                                                1 Year                           -5.10    THOSE SHOWN. ALL RETURNS ASSUME
                                                6 Months*                        -4.36    REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                                                                          INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                             *    Cumulative total return that has not    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                                  been annualized                         MAY BE WORTH MORE OR LESS THAN THEIR
                                             ==========================================   ORIGINAL COST. SEE FULL REPORT FOR
                                                                                          INFORMATION ON COMPARATIVE BENCHMARKS.
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     MORE INFORMATION. FOR THE MOST CURRENT
                                             ASSET VALUE (NAV). PERFORMANCE OF            MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER       800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

                                                  THE TOTAL ANNUAL FUND OPERATING
                                             EXPENSE RATIO SET FORTH IN THE MOST RECENT
                                             FUND PROSPECTUS AS OF THE DATE OF THIS
                                             SUPPLEMENT FOR INSTITUTIONAL CLASS SHARES
                                             WAS 0.91%. THE EXPENSE RATIOS PRESENTED
                                             ABOVE MAY VARY FROM THE EXPENSE RATIOS
                                             PRESENTED IN OTHER

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [AIM INVESTMENTS LOGO]
AIMinvestments.com GRE-INS-2  A I M Distributors, Inc.  --REGISTERED TRADEMARK--

AIM Global Real Estate Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
        CLASS             (08/01/07)      (01/31/08)(1)     PERIOD(2)      (01/31/08)       PERIOD(2)       RATIO
    Institutional          $1,000.00         $972.30          $4.46         $1,020.61         $4.57          0.90%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

               [EDELIVERY                  Fund holdings and proxy voting information
              GO PAPERLESS
      AIMINVESTMENTS.COM/EDELIVERY         The Fund provides a complete list of its
                GRAPHIC]                   holdings four times in each fiscal year,
                                           at the quarter-ends. For the second and
REGISTER FOR EDELIVERY                     fourth quarters, the lists appear in the
                                           Fund's semiannual and annual reports to
eDelivery is the process of receiving      shareholders. For the first and third
your fund and account information via      quarters, the Fund files the lists with
e-mail. Once your quarterly statements,    the Securities and Exchange Commission
tax forms, fund reports, and               (SEC) on Form N-Q. The most recent list of
prospectuses are available, we will send   portfolio holdings is available at
you an e-mail notification containing      AIMinvestments.com. From our home page,
links to these documents. For security     click on Products & Performance, then
purposes, you will need to log in to       Mutual Funds, then Fund Overview. Select
your account to view your statements and   your Fund from the drop-down menu and
tax forms.                                 click on Complete Quarterly Holdings.
                                           Shareholders can also look up the Fund's
WHY SIGN UP?                               Forms N-Q on the SEC Web site at sec.gov.
                                           Copies of the Fund's Forms N-Q may be
Register for eDelivery to:                 reviewed and copied at the SEC Public
                                           Reference Room in Washington, D.C. You can
-    save your Fund the cost of printing   obtain information on the operation of the
     and postage.                          Public Reference Room, including
                                           information about duplicating fee charges,
-    reduce the amount of paper you        by calling 202-942-8090 or 800-732-0330,
     receive.                              or by electronic request at the following
                                           e-mail address: publicinfo@sec.gov. The
-    gain access to your documents         SEC file numbers for the Fund are
     faster by not waiting for the mail.   811-05686 and 033-39519.

-    view your documents online anytime    A description of the policies and
     at your convenience.                  procedures that the Fund uses to determine
                                           how to vote proxies relating to portfolio
-    save the documents to your personal   securities is available without charge,
     computer or print them out for your   upon request, from our Client Services
     records.                              department at 800-959-4246 or on the AIM
                                           Web site, AIMinvestments.com. On the home
HOW DO I SIGN UP?                          page, scroll down and click on Proxy
                                           Policy. The information is also available
It's easy. Just follow these simple steps: on the SEC Web site, sec.gov.

1.   Log in to your account.               Information regarding how the Fund voted
                                           proxies related to its portfolio
2.   Click on the "Service Center" tab.    securities during the 12 months ended June
                                           30, 2007, is available at our Web site. Go
3.   Select "Register for eDelivery" and   to AIMinvestments.com, access the About Us
     complete the consent process.         tab, click on Required Notices and then
                                           click on Proxy Voting Activity. Next,
This AIM service is provided by AIM        select the Fund from the drop-down menu.
Investment Services, Inc.                  The information is also available on the
                                           SEC Web site, sec.gov.

                                           GRE-SAR-1    A I M Distributors, Inc.

                                                          [AIM INVESTMENTS LOGO]
                                                      -- REGISTERED TRADEMARK --

FIXED INCOME

                                                             AIM High Yield Fund
                            Semiannual Report to Shareholders - January 31, 2008

Taxable
Noninvestment Grade

Table of Contents

Fund Performance ...............     2
Letter to Shareholders .........     3
Schedule of Investments ........     4
Financial Statements ...........    14
Notes to Financial Statements ..    17
Financial Highlights ...........    24
Fund Expenses ..................    28

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                            are from A I M Management Group Inc.

                                              If used after April 20, 2008, this
                                                 report must be accompanied by a
                                                        Fund fact sheet or by an
                                                AIM Quarterly Performance Review
                                                for the most recent quarter-end.

                     ===========================================================
                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
                     ===========================================================

[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM High Yield Fund

Fund performance

=====================================================

PERFORMANCE SUMMARY                                     historical Investor Class
                                                        share performance and
FUND VS. INDEXES                                        restated Class A share
                                                        performance (for periods
Cumulative total returns, 7/31/07-1/31/08, at net       prior to the inception
asset value (NAV). Performance shown does not include   date of Investor Class
applicable CDSC or front-end sales charges, which       shares) at net asset
would have reduced performance.                         value, which restated
                                                        performance will reflect
Class A Shares                                  0.08%   the higher Rule 12b-1
Class B Shares                                 -0.04    fees applicable to Class
Class C Shares                                 -0.29    A shares for the period
Investor Class Shares                           0.11    using blended returns.
Lehman Brothers U.S. Aggregate                          Class A shares' inception
   Bond Index(triangle) (Broad Market Index)    6.82    date is July 11, 1978.
Lehman Brothers U.S. Corporate
   High Yield Index(triangle) (Style-Specific           The performance data
   Index)                                       1.30    quoted represent past
Lipper High Current Yield Bond                          performance and cannot
Funds Index(triangle) (Peer Group Index)        0.09    guarantee comparable
                                                        future results; current
SOURCE: (TRIANGLE)LIPPER INC.                           performance may be lower
                                                        or higher. Please visit
The Lehman Brothers U.S. Aggregate Bond Index covers    AIMinvestments.com for
U.S. investment-grade fixed-rate bonds with             the most recent month-end
components for government and corporate securities,     performance.
mortgage pass-throughs, and asset-backed securities.    Performance figures
                                                        reflect reinvested
     The Lehman Brothers U.S. Corporate High Yield      distributions, changes in
Index covers the universe of fixed rate,                net asset value and the
noninvestment grade debt. Pay-in-kind bonds,            effect of the maximum
Eurobonds, and debt issues from countries designated    sales charge unless
as emerging markets are excluded, but Canadian and      otherwise stated.
global bonds (SEC registered) of issuers in             Performance figures do
non-emerging countries are included.                    not reflect deduction of
                                                        taxes a shareholder would
     The Lipper High Current Yield Bond Funds Index     pay on Fund distributions
is an equally weighted representation of the largest    or sale of Fund shares.
funds in the Lipper High Current Yield Bond Funds       Investment return and
category. These funds have no credit rating             principal value will
restriction, but tend to invest in fixed-income         fluctuate so that you may
securities with lower credit ratings.                   have a gain or loss when
                                                        you sell shares.
     The Fund is not managed to track the performance
of any particular index, including the indexes               The total annual
defined here, and consequently, the performance of      Fund operating expense
the Fund may deviate significantly from the             ratio set forth in the
performance of the indexes.                             most recent Fund
                                                        prospectus as of the date
     A direct investment cannot be made in an index.    of this report for Class
Unless otherwise indicated, index results include       A, Class B, Class C and
reinvested dividends, and they do not reflect sales     Investor Class shares was
charges. Performance of an index of funds reflects      1.11%, 1.86%, 1.86% and
fund expenses; performance of a market index does       1.10%, respectively. The
not.                                                    expense ratios presented
                                                        above may vary from the
=====================================================   expense ratios presented
                                                        in other sections of this
=========================   =========================   report that are based on
                                                        expenses incurred during
AVERAGE ANNUAL TOTAL        AVERAGE ANNUAL TOTAL        the period covered by
RETURNS                     RETURNS                     this report.

As of 1/31/08, including    As of 12/31/07, the most         Class A share
maximum applicable sales    recent quarter-end,         performance reflects the
charges                     including maximum           maximum 4.75% sales
                            applicable sales charges    charge, and Class B and
                                                        Class C share performance
CLASS A SHARES              CLASS A SHARES              reflects the applicable
Inception                   Inception                   contingent deferred sales
   (7/11/78)        7.60%      (7/11/78)        7.69%   charge (CDSC) for the
   10 Years        -0.27       10 Years         0.09    period involved. The CDSC
    5 Years         8.59        5 Years         9.65    on Class B shares
    1 Year         -6.55        1 Year         -3.76    declines from 5%
                                                        beginning at the time of
CLASS B SHARES              CLASS B SHARES              purchase to 0% at the
Inception                   Inception                   beginning of the seventh
   (9/1/93)         2.95%      (9/1/93)         3.11%   year. The CDSC on Class C
   10 Years        -0.40       10 Years        -0.03    shares is 1% for the
    5 Years         8.61        5 Years         9.59    first year after
    1 Year         -7.08        1 Year         -4.31    purchase. Investor Class
                                                        shares do not have a
CLASS C SHARES              CLASS C SHARES              front-end sales charge or
Inception                   Inception                   a CDSC; therefore,
   (8/4/97)         0.08%      (8/4/97)         0.25%   performance is at net
   10 Years        -0.53       10 Years        -0.18    asset value. The
    5 Years         8.87        5 Years         9.84    performance of the Fund's
    1 Year         -3.47        1 Year         -0.58    share classes will differ
                                                        primarily due to
INVESTOR CLASS SHARES       INVESTOR CLASS SHARES       different sales charge
   10 Years         0.24       10 Years         0.59    structures and class
    5 Years         9.73        5 Years        10.71    expenses.
    1 Year         -1.77        1 Year          1.16
                                                             A redemption fee of
=========================   =========================   2% will be imposed on
                                                        certain redemptions or
Investor Class shares'      that date are historical    exchanges out of the Fund
inception date is           returns. All other          within 30 days of
September 30, 2003.         returns are blended         purchase. Exceptions to
Returns since               returns of                  the redemption fee are
                                                        listed in the Fund's
                                                        prospectus.


AIM High Yield Fund

                    Dear Fellow AIM Fund Shareholders:

                    The lines of communication are open: More than 250 of you
                    have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50
                    shareholders have contacted me directly by e-mail. When I
                    could respond quickly and easily to a shareholder's specific
   [CROCKETT        concern I did, but the messages for the most part raised
     PHOTO]         consistent issues that I respond to here.

                         I have received many suggestions, a few complaints, and
                    one offer to buy a gold mine! In general, your letters
                    expressed an appreciation for transparency, frankness and
                    the opportunity to comment. Nevertheless, several
                    shareholders found room for improvement in communications.
                    Some would like more concise letters while others would
                    prefer reports to be more customized for their particular
                    information needs. With these reports going to tens of
                    thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to
Bruce L. Crockett   change or further customize letters and reports is also
                    affected by technology, timeliness and cost.

                         Online survey responders preferred electronic
                    communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

                         The correspondence shows that improving fund
                    performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold.
                    Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry Regulatory
                    Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with AIM Investments to make improved performance a top priority for all fund managers.

                         Expense levels came up as another dominant issue, and
                    no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind.
                    While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

                         The value of communication between the Board and
                    shareholders has been noted within and beyond the AIM community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important.
                    Morningstar--REGISTERED TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where AIM was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

                         In other news, Ruth Quigley retired from your Board at
                    the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation
                    Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema
                    Mathi-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

                         Your Board looks forward to another year of diligent
                    effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board of Trustees

                    March 18, 2008

AIM High Yield Fund

PORTFOLIO COMPOSITION

By credit quality

---------------------------------------------------------
BBB                                                0.3%
---------------------------------------------------------
BB                                                22.4
---------------------------------------------------------
B                                                 52.6
---------------------------------------------------------
CCC                                               19.6
---------------------------------------------------------
CC                                                 0.2
---------------------------------------------------------
D                                                  0.6
---------------------------------------------------------
NR                                                 1.2
---------------------------------------------------------
Equity                                             3.1
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS(a)

January 31, 2008
(Unaudited)


                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------
BONDS & NOTES-96.06%

ADVERTISING-0.24%

Lamar Media Corp.-Series C, Sr. Unsec. Sub.
  Global Notes,
  6.63%, 08/15/15(b)                           $  1,870,000   $   1,790,525
===========================================================================

AEROSPACE & DEFENSE-2.79%

Bombardier Inc., Notes,
  6.30%, 05/01/14 (Acquired 11/16/07; Cost
  $2,749,500)(b)(c)(d)                            2,820,000       2,791,800
---------------------------------------------------------------------------
DRS Technologies, Inc., Sr. Unsec. Gtd.
  Notes,
  6.63%, 02/01/16(b)                              2,815,000       2,772,775
---------------------------------------------------------------------------
Esterline Technologies Corp., Sr. Unsec. Gtd.
  Global Notes,
  6.63%, 03/01/17(b)                              1,880,000       1,880,000
---------------------------------------------------------------------------
Hawker Beechcraft Acquisition Co. LLC/Hawker
  Beechcraft Notes Co., Sr. Unsec. Global
  Notes,
  8.50%, 04/01/15(b)                              1,075,000       1,075,000
---------------------------------------------------------------------------
Hawker Beechcraft Acquisition Co., LLC/Hawker
  Beechcraft Notes Co.,
  Sr. Notes,
  8.50%, 04/01/15 (Acquired
  03/16/07-11/19/07; Cost
  $1,452,044)(b)(c)(d)                            1,410,000       1,410,000
---------------------------------------------------------------------------
  Sr. Sub. Notes,
  9.75%, 04/01/17 (Acquired
  03/16/07-06/28/07; Cost
  $4,049,563)(b)(c)(d)                            3,870,000       3,686,175
---------------------------------------------------------------------------
Hexcel Corp., Sr. Unsec. Sub. Global Notes,
  6.75%, 02/01/15(b)                              5,085,000       4,900,669
---------------------------------------------------------------------------
L-3 Communications Corp.-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes,
  6.38%, 10/15/15(b)                              2,485,000       2,472,575
===========================================================================
                                                                 20,988,994
===========================================================================

                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------


AIRLINES-1.54%

Continental Airlines Inc.,-Series 2000-1,
  Class C-1, Jr. Pass Through Ctfs.,
  8.50%, 05/01/11(b)                           $  1,121,266   $   1,114,258
---------------------------------------------------------------------------
  Unsec. Unsub. Notes,
  8.75%, 12/01/11(b)                              2,810,000       2,500,900
---------------------------------------------------------------------------
Delta Air Lines Inc.,
  -Series 2002-1, Class C, Pass Through
  Ctfs.,
  7.78%, 01/02/12(b)                              4,332,149       4,191,354
---------------------------------------------------------------------------
  -Series 2007-1, Class C, Pass Through
  Ctfs.,
  8.95%, 08/10/14 (Acquired
  10/04/07-11/26/07; Cost $1,869,775)(b)(c)       1,870,000       1,804,550
---------------------------------------------------------------------------
United Air Lines, Inc.-Class B, Gtd. Global
  Pass Through Ctfs.,
  7.34%, 07/02/19 (Acquired
  06/19/07-11/26/07; Cost $2,049,220)(b)(c)       2,092,399       1,956,393
===========================================================================
                                                                 11,567,455
===========================================================================

ALTERNATIVE CARRIERS-0.58%

Level 3 Financing Inc., Sr. Unsec. Gtd.
  Unsub. Global Notes,
  9.25%, 11/01/14(b)                              4,985,000       4,349,413
===========================================================================

AIM High Yield Fund


                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------

ALUMINUM-2.19%

Aleris International Inc., Sr. Unsec. Gtd.
  PIK Global Notes,
  9.00%, 12/15/14(b)                           $  7,425,000   $   5,791,500
---------------------------------------------------------------------------
Century Aluminum Co., Sr. Unsec. Gtd. Global
  Notes,
  7.50%, 08/15/14(b)                              3,575,000       3,485,625
---------------------------------------------------------------------------
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global
  Notes,
  7.25%, 02/15/15(b)                              7,755,000       7,192,762
===========================================================================
                                                                 16,469,887
===========================================================================

APPAREL RETAIL-0.92%

Collective Brands, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes,
  8.25%, 08/01/13(b)(d)                           7,460,000       6,937,800
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.01%

American Achievement Corp., Sr. Unsec. Gtd.
  Sub. Global Notes,
  8.25%, 04/01/12(b)                              2,795,000       2,585,375
---------------------------------------------------------------------------
Broder Brothers Co.-Series B, Sr. Unsec. Gtd.
  Global Notes,
  11.25%, 10/15/10(b)                             4,281,000       3,135,833
---------------------------------------------------------------------------
Levi Strauss & Co., Sr. Unsec. Unsub. Global
  Notes,
  8.88%, 04/01/16(b)(d)                           6,105,000       5,822,644
---------------------------------------------------------------------------
Perry Ellis International, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  09/15/13(b)                                     3,705,000       3,584,587
===========================================================================
                                                                 15,128,439
===========================================================================

AUTO PARTS & EQUIPMENT-2.44%

Cooper-Standard Automotive Inc., Sr. Unsec.
  Gtd. Global Notes,
  7.00%, 12/15/12(b)(d)                           3,735,000       3,258,787
---------------------------------------------------------------------------
Lear Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes,
  8.50%, 12/01/13(b)                              3,860,000       3,570,500
---------------------------------------------------------------------------
Tenneco Inc., Sr. Unsec. Gtd. Sub. Global
  Notes,
  8.63%, 11/15/14(b)                              2,815,000       2,751,663
---------------------------------------------------------------------------
TRW Automotive Inc., Sr. Unsec. Gtd. Notes,
  7.25%, 03/15/17 (Acquired 03/14/07; Cost
  $3,655,644)(b)(c)                               3,720,000       3,413,100
---------------------------------------------------------------------------
Visteon Corp.,
  Sr. Unsec. Global Notes,
  8.25%, 08/01/10(b)(d)                           4,205,000       3,479,637
---------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.00%, 03/10/14(b)                              2,775,000       1,880,063
===========================================================================
                                                                 18,353,750
===========================================================================

                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------


AUTOMOBILE MANUFACTURERS-1.97%

Ford Motor Co., Sr. Unsec. Global Notes,
  7.45%, 07/16/31(b)                           $  7,900,000   $   5,826,250
---------------------------------------------------------------------------
General Motors Corp.,
  Sr. Unsec. Unsub. Deb.,
  8.38%, 07/15/33(b)(d)                           5,640,000       4,638,900
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  7.20%, 01/15/11(b)(d)                           4,690,000       4,361,700
===========================================================================
                                                                 14,826,850
===========================================================================

BROADCASTING & CABLE TV-4.22%

Charter Communications Holdings II LLC/
  Charter Communications Holdings II Capital
  Corp., Sr. Unsec. Gtd. Notes,
  10.25%, 09/15/10(b)                             3,280,000       3,132,400
---------------------------------------------------------------------------
CSC Holdings, Inc.-Series B, Sr. Unsec.
  Notes,
  7.63%, 04/01/11(b)                              3,755,000       3,731,531
---------------------------------------------------------------------------
Echostar DBS Corp., Sr. Unsec. Gtd. Global
  Notes,
  6.63%, 10/01/14(b)(d)                           3,740,000       3,679,225
---------------------------------------------------------------------------
Hughes Network Systems LLC/HNS Finance Corp.,
  Sr. Unsec. Gtd. Global Notes,
  9.50%, 04/15/14(b)                              3,720,000       3,701,400
---------------------------------------------------------------------------
Mediacom Broadband LLC/Corp., Sr. Unsec.
  Global Notes,
  8.50%, 10/15/15(b)                              2,795,000       2,309,369
---------------------------------------------------------------------------
Radio One, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes,
  8.88%, 07/01/11(b)(d)                           4,640,000       4,123,800
---------------------------------------------------------------------------
Rainbow National Services LLC, Sr. Notes,
  8.75%, 09/01/12 (Acquired
  08/13/04-10/30/07; Cost $8,562,538)(b)(c)       8,315,000       8,450,119
---------------------------------------------------------------------------
Virgin Media Finance PLC (United Kingdom),
  Sr. Unsec. Gtd. Global Notes,
  8.75%, 04/15/14(b)                              2,902,000       2,691,605
===========================================================================
                                                                 31,819,449
===========================================================================

BUILDING PRODUCTS-1.88%

Associated Materials Inc., Sr. Unsec. Disc.
  Global Notes,
  11.25%, 03/01/14(b)(d)(e)                      10,430,000       6,883,800
---------------------------------------------------------------------------
Building Materials Corp. of America, Sr. Sec.
  Gtd. Global Notes,
  7.75%, 08/01/14(b)                              1,435,000       1,083,425
---------------------------------------------------------------------------
Goodman Global Holdings Inc., Sr. Unsec. Gtd.
  Sub. Global Notes,
  7.88%, 12/15/12(b)                              5,795,000       6,229,625
===========================================================================
                                                                 14,196,850
===========================================================================

AIM High Yield Fund


                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------

CASINOS & GAMING-1.88%

Great Canadian Gaming Corp. (Canada), Sr.
  Unsec. Gtd. Sub. Notes,
  7.25%, 02/15/15 (Acquired
  02/07/07-03/21/07; Cost $2,811,656)(b)(c)    $  2,790,000   $   2,685,375
---------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes,
  7.00%, 03/01/14(b)                              3,695,000       2,863,625
---------------------------------------------------------------------------
MGM Mirage,
  Sr. Gtd. Notes,
  7.50%, 06/01/16(b)                              1,800,000       1,739,250
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 07/15/15(b)                              4,630,000       4,288,537
---------------------------------------------------------------------------
Tropicana Entertainment LLC, Sr. Sub. Global
  Notes,
  9.63%, 12/15/14(b)(d)                           2,810,000       1,700,050
---------------------------------------------------------------------------
Wynn Las Vegas Capital LLC/Corp., Sr. Sec.
  First Mortgage Notes,
  6.63%, 12/01/14 (Acquired 11/27/07; Cost
  $905,925)(b)(c)                                   940,000         907,288
===========================================================================
                                                                 14,184,125
===========================================================================

COAL & CONSUMABLE FUELS-0.72%

Massey Energy Co.,
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 11/15/10(b)                                890,000         881,100
---------------------------------------------------------------------------
  6.88%, 12/15/13(b)                              3,690,000       3,523,950
---------------------------------------------------------------------------
Peabody Energy Corp., Sr. Unsec. Gtd. Global
  Notes,
  7.38%, 11/01/16(b)                              1,035,000       1,058,287
===========================================================================
                                                                  5,463,337
===========================================================================

COMMERCIAL PRINTING-0.30%

Quebecor World Capital Corp. (Canada), Sr.
  Unsec. Gtd. Notes,
  8.75%, 03/15/16 (Acquired
  12/06/06-04/05/07; Cost
  $3,168,875)(b)(c)(d)(f)                         3,180,000       1,570,125
---------------------------------------------------------------------------
Quebecor World Inc. (Canada), Sr. Notes,
  9.75%, 01/15/15 (Acquired 06/29/07; Cost
  $1,422,900)(b)(c)(d)(f)                         1,395,000         662,625
===========================================================================
                                                                  2,232,750
===========================================================================

COMMODITY CHEMICALS-0.52%

Koppers Holdings Inc., Sr. Unsec. Sub. Disc.
  Global Notes,
  9.88%, 11/15/14(b)(e)                           4,595,000       3,905,750
===========================================================================

COMMUNICATIONS EQUIPMENT-0.23%

MasTec, Inc., Sr. Unsec. Gtd. Global Notes,
  7.63%, 02/01/17(b)                                930,000         860,250
---------------------------------------------------------------------------
Superior Essex Communications LLC/Essex Group
  Inc., Sr. Global Notes,
  9.00%, 04/15/12(b)                                955,000         902,475
===========================================================================
                                                                  1,762,725
===========================================================================

                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING-0.48%

Great Lakes Dredge & Dock Corp., Sr. Unsec.
  Gtd. Sub. Global Notes,
  7.75%, 12/15/13(b)                           $  3,890,000   $   3,617,700
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.77%

Esco Corp., Sr. Unsec. Gtd. Notes,
  8.63%, 12/15/13 (Acquired 12/13/06; Cost
  $963,900)(b)(c)                                   945,000         911,925
---------------------------------------------------------------------------
Terex Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.38%, 01/15/14(b)                              7,280,000       7,207,200
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes,
  8.00%, 11/15/17(b)                              1,350,000       1,329,750
---------------------------------------------------------------------------
Titan International, Inc., Sr. Unsec. Gtd.
  Global Notes,
  8.00%, 01/15/12(b)                              4,085,000       3,880,750
===========================================================================
                                                                 13,329,625
===========================================================================

CONSTRUCTION MATERIALS-0.99%

Texas Industries, Inc., Sr. Unsec. Global
  Notes,
  7.25%, 07/15/13(b)                                930,000         895,125
---------------------------------------------------------------------------
U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes,
  8.38%, 04/01/14(b)(d)                           7,900,000       6,557,000
===========================================================================
                                                                  7,452,125
===========================================================================

CONSUMER ELECTRONICS-0.35%

NXP BV/NXP Funding LLC (Netherlands), Sr.
  Sec. Gtd. Global Notes,
  7.88%, 10/15/14(b)                              2,805,000       2,605,144
===========================================================================

CONSUMER FINANCE-3.48%

Ford Motor Credit Co. LLC,
  Sr. Unsec. Notes,
    8.63%, 11/01/10(b)                            4,455,000       4,211,980
---------------------------------------------------------------------------
    9.88%, 08/10/11(b)                            1,865,000       1,797,935
---------------------------------------------------------------------------
  Sr. Unsub. Global Notes,
  7.00%, 10/01/13(b)                              6,265,000       5,228,205
---------------------------------------------------------------------------
General Motors Acceptance Corp. LLC,
  Sr. Unsec. Global Bonds,
  8.00%, 11/01/31(b)(d)                           8,365,000       6,922,037
---------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.75%, 12/01/14(b)                              6,770,000       5,582,000
---------------------------------------------------------------------------
KAR Holdings Inc., Sr. Unsec. Gtd. Unsub.
  Notes,
  8.75%, 05/01/14 (Acquired
  04/13/07-07/13/07; Cost $2,771,950)(b)(c)       2,800,000       2,492,000
===========================================================================
                                                                 26,234,157
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.25%

Iron Mountain Inc., Sr. Unsec. Gtd. Sub.
  Notes,
  7.75%, 01/15/15(b)(d)                           1,835,000       1,876,288
===========================================================================

AIM High Yield Fund


                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------

DISTILLERS & VINTNERS-0.77%

Constellation Brands Inc., Sr. Unsec Gtd.
  Global Notes,
  7.25%, 05/15/17(b)(d)                        $  6,065,000   $   5,807,237
===========================================================================

DIVERSIFIED CHEMICALS-0.28%

Innophos Inc., Sr. Unsec. Gtd. Sub. Global
  Notes,
  8.88%, 08/15/14(b)                              2,115,000       2,088,563
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.12%

Aramark Corp., Sr. Unsec. Gtd. Global Notes,
  8.50%, 02/01/15(b)(d)                           1,860,000       1,864,650
---------------------------------------------------------------------------
GEO Group, Inc. (The), Sr. Unsec. Global
  Notes,
  8.25%, 07/15/13(b)                              6,045,000       6,135,675
---------------------------------------------------------------------------
Mobile Services Group Inc./Mobile Storage
  Group Inc., Sr. Unsec. Gtd. Global Notes,
  9.75%, 08/01/14(b)                                935,000         797,088
---------------------------------------------------------------------------
Travelport LLC,
  Sr. Unsec. Gtd. Global Notes,
  9.88%, 09/01/14(b)                              5,585,000       5,424,431
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 09/01/16(b)                             1,860,000       1,776,300
===========================================================================
                                                                 15,998,144
===========================================================================

DIVERSIFIED METALS & MINING-0.91%

FMG Finance Pty. Ltd. (Australia), Sr. Sec.
  Notes,
  10.63%, 09/01/16 (Acquired
  09/10/07-11/26/07; Cost $2,987,400)(b)(c)       2,570,000       2,926,587
---------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc., Sr.
  Unsec. Notes,
  8.25%, 04/01/15(b)                              3,760,000       3,966,800
===========================================================================
                                                                  6,893,387
===========================================================================

ELECTRIC UTILITIES-2.33%

Edison Mission Energy,
  Sr. Unsec. Global Notes,
  7.00%, 05/15/17(b)(d)                           4,645,000       4,557,906
---------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.75%, 06/15/16(b)                              2,825,000       2,909,750
---------------------------------------------------------------------------
Elwood Energy LLC, Sr. Sec. Global Notes,
  8.16%, 07/05/26(b)                              2,145,110       2,112,933
---------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-
  Series C, Sr. Sec. Bonds,
  7.16%, 01/15/14(b)                              2,561,325       2,613,179
---------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------

ELECTRIC UTILITIES-(CONTINUED)

Mirant North America, LLC, Sr. Unsec. Gtd.
  Global Notes,
  7.38%, 12/31/13(b)                           $  1,390,000   $   1,402,163
---------------------------------------------------------------------------
Tenaska Alabama Partners L.P., Sr. Sec.
  Notes,
  7.00%, 06/30/21 (Acquired
  12/12/06-05/21/07; Cost $4,129,199)(b)(c)       4,071,608       3,969,818
===========================================================================
                                                                 17,565,749
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.36%

Baldor Electric Co., Sr. Unsec. Gtd. Notes,
  8.63%, 02/15/17(b)(d)                           2,800,000       2,744,000
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.56%

Sanmina-SCI Corp., Sr. Unsec. Gtd. Sub.
  Global Notes,
  6.75%, 03/01/13(b)(d)                           4,805,000       4,204,375
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.25%

Allied Waste North America, Inc.-Series B,
  Sr. Sec. Gtd. Global Notes,
  7.13%, 05/15/16(b)(d)                           1,865,000       1,858,006
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.31%

Mosaic Co. (The), Sr. Notes,
  7.63%, 12/01/14 (Acquired
  11/16/06-08/24/07; Cost $2,196,500)(b)(c)       2,190,000       2,335,088
===========================================================================

FOREST PRODUCTS-0.27%

Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes,
  7.75%, 11/15/13(b)                              2,785,000       2,067,863
===========================================================================

GENERAL MERCHANDISE STORES-0.66%

Pantry, Inc. (The), Sr. Gtd. Sub. Global
  Notes,
  7.75%, 02/15/14(b)                              5,465,000       4,945,825
===========================================================================

HEALTH CARE EQUIPMENT-0.34%

ReAble Therapeutics Finance LLC/ReAble
  Therapeutics Finance Corp., Sr. Unsec.
  Notes,
  10.88%, 11/15/14 (Acquired 11/07/07; Cost
  $1,350,000)(b)(c)                               1,350,000       1,296,000
---------------------------------------------------------------------------
Viant Holdings Inc., Sr. Unsec. Gtd. Sub.
  Notes,
  10.13%, 07/15/17 (Acquired 06/25/07; Cost
  $1,500,860)(b)(c)(g)                            1,486,000       1,270,530
===========================================================================
                                                                  2,566,530
===========================================================================

AIM High Yield Fund


                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------

HEALTH CARE FACILITIES-3.63%

Community Health Systems Inc., Sr. Unsec.
  Gtd. Global Notes,
  8.88%, 07/15/15(b)(d)                        $  5,150,000   $   5,253,000
---------------------------------------------------------------------------
HCA, Inc.,
  Sr. Sec. Gtd. Global Notes,
    9.13%, 11/15/14(b)                            1,355,000       1,415,975
---------------------------------------------------------------------------
    9.25%, 11/15/16(b)                            7,400,000       7,825,500
---------------------------------------------------------------------------
  Sr. Sec. Gtd. PIK Global Notes,
  9.63%, 11/15/16(b)                              3,000,000       3,195,000
---------------------------------------------------------------------------
  Sr. Unsec. Bonds,
  7.50%, 11/06/33(b)                              1,815,000       1,479,225
---------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  6.38%, 01/15/15(b)                                935,000         804,100
---------------------------------------------------------------------------
Healthsouth Corp., Sr. Unsec. Gtd. Global
  Notes,
  10.75%, 06/15/16(b)(d)                          3,800,000       4,009,000
---------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Unsec. Notes,
  6.38%, 12/01/11(b)                              3,650,000       3,376,250
===========================================================================
                                                                 27,358,050
===========================================================================

HEALTH CARE SERVICES-1.76%

FMC Finance III SA, Sr. Unsec. Gtd. Notes,
  6.88%, 07/15/17 (Acquired 06/26/07; Cost
  $3,413,319)(b)(c)                               3,475,000       3,548,948
---------------------------------------------------------------------------
Omnicare Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  6.75%, 12/15/13(b)                              1,380,000       1,276,500
---------------------------------------------------------------------------
  6.88%, 12/15/15(b)                              1,875,000       1,696,875
---------------------------------------------------------------------------
Rural/Metro Corp., Sr. Gtd. Sub. Global
  Notes,
  9.88%, 03/15/15(b)                                930,000         871,875
---------------------------------------------------------------------------
Universal Hospital Services Inc., Sr. Sec.
  PIK Global Notes,
  8.50%, 06/01/15(b)                                930,000         939,300
---------------------------------------------------------------------------
US Oncology Inc., Sr. Unsec. Gtd. Global
  Notes,
  9.00%, 08/15/12(b)                              4,975,000       4,900,375
===========================================================================
                                                                 13,233,873
===========================================================================

HEALTH CARE SUPPLIES-0.64%

Bausch & Lomb Inc., Sr. Unsec. Notes,
  9.88%, 11/01/15 (Acquired
  10/16/07-01/10/08; Cost
  $4,751,425)(b)(c)(d)                            4,730,000       4,812,775
===========================================================================

HOMEBUILDING-0.27%

TOUSA, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 07/01/10(b)(d)(f)                          935,000         509,575
---------------------------------------------------------------------------
  9.00%, 07/01/10(b)(f)                           2,875,000       1,530,938
===========================================================================
                                                                  2,040,513
===========================================================================

HOMEFURNISHING RETAIL-0.56%

Rent-A-Center Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes,
  7.50%, 05/01/10(b)(d)                           4,575,000       4,220,438
===========================================================================

                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------


HOTELS, RESORTS & CRUISE LINES-1.13%

NCL Corp., Gtd. Sr. Unsec. Unsub. Global
  Notes,
  10.63%, 07/15/14(b)                          $  8,420,000   $   8,504,200
===========================================================================

HOUSEWARES & SPECIALTIES-0.54%

Yankee Acquisition Corp.-Series B, Sr. Gtd.
  Sub. Global Notes,
  8.50%, 02/15/15(b)(d)                           4,645,000       4,052,763
===========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-3.58%

AES Corp. (The),
  Sr. Sec. Second Priority Notes,
  8.75%, 05/15/13 (Acquired
  09/13/07-11/27/07; Cost $3,441,047)(b)(c)       3,288,370       3,444,568
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  8.00%, 10/15/17(b)                              2,320,000       2,401,200
---------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19(b)                              3,948,426       4,145,848
---------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Unsec. Global
  Notes,
  7.75%, 06/01/19(b)(d)                           2,815,000       2,589,800
---------------------------------------------------------------------------
Energy Future Holdings Corp.,-Series P,
  Sr. Unsec. Global Notes,
  5.55%, 11/15/14(b)                                 51,420          41,393
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  10.88%, 11/01/17 (Acquired
  10/24/07-11/02/07; Cost
  $3,297,050)(b)(c)(d)                            3,290,000       3,273,550
---------------------------------------------------------------------------
Mirant Americas Generation LLC, Sr. Unsec.
  Notes,
  8.50%, 10/01/21(b)                              2,795,000       2,494,538
---------------------------------------------------------------------------
NRG Energy, Inc.,
  Sr. Unsec. Gtd. Notes,
  7.38%, 02/01/16(b)(d)                           2,881,800       2,798,948
---------------------------------------------------------------------------
  7.38%, 01/15/17(b)(d)                           3,545,000       3,447,512
---------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC,
  Sr. Unsec. Gtd. Notes,
  10.25%, 11/01/15 (Acquired 10/24/07; Cost
  $2,350,000)(b)(c)                               2,350,000       2,308,875
===========================================================================
                                                                 26,946,232
===========================================================================

INDUSTRIAL CONGLOMERATES-0.87%

Indalex Holding Corp.-Series B, Sr. Sec. Gtd.
  Global Notes,
  11.50%, 02/01/14(b)                             1,860,000       1,650,750
---------------------------------------------------------------------------
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global
  Notes,
  7.75%, 07/15/14(b)                              4,845,000       4,869,225
===========================================================================
                                                                  6,519,975
===========================================================================

AIM High Yield Fund


                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------

INDUSTRIAL MACHINERY-1.04%

Columbus McKinnon Corp., Sr. Sub. Global
  Notes,
  8.88%, 11/01/13(b)                           $  2,130,000   $   2,225,850
---------------------------------------------------------------------------
SPX Corp., Sr. Notes,
  7.63%, 12/15/14 (Acquired 12/10/07; Cost
  $1,410,000)(b)(c)                               1,410,000       1,448,775
---------------------------------------------------------------------------
Stewart & Stevenson LLC, Sr. Unsec. Gtd.
  Global Notes,
  10.00%, 07/15/14(b)                             4,285,000       4,199,300
===========================================================================
                                                                  7,873,925
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-4.75%

Citizens Communications Co.,
  Sr. Unsec. Global Bonds,
  9.00%, 08/15/31(b)                              3,760,000       3,609,600
---------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  7.88%, 01/15/27(b)                              4,640,000       4,292,000
---------------------------------------------------------------------------
Hawaiian Telcom Communications Inc.- Series
  B, Sr. Unsec. Gtd. Global Notes,
  9.75%, 05/01/13(b)(d)                           2,780,000       2,526,325
---------------------------------------------------------------------------
Intelsat Intermediate Holding Co. Ltd.
  (Bermuda), Sr. Unsec. Gtd. Disc. Global
  Notes,
  9.25%, 02/01/15(b)(e)                          10,310,000       8,557,300
---------------------------------------------------------------------------
Qwest Communications International Inc., Sr.
  Unsec. Gtd. Global Notes,
  7.25%, 02/15/11(b)(d)                           9,067,000       8,987,664
---------------------------------------------------------------------------
Windstream Corp.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.13%, 08/01/13(b)                              4,680,000       4,855,500
---------------------------------------------------------------------------
  8.63%, 08/01/16(b)                              2,820,000       2,939,850
===========================================================================
                                                                 35,768,239
===========================================================================

INVESTMENT BANKING & BROKERAGE-0.70%

E*Trade Financial Corp.,
  Sr. Unsec. Global Notes,
  8.00%, 06/15/11(b)                              2,790,000       2,420,325
---------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.88%, 12/01/15(b)                              3,735,000       2,838,600
===========================================================================
                                                                  5,258,925
===========================================================================

METAL & GLASS CONTAINERS-0.18%

Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes,
  8.25%, 05/15/13(b)                              1,330,000       1,386,525
===========================================================================

MORTGAGE REIT'S-0.35%

Thornburg Mortgage Inc., Sr. Unsec. Global
  Notes,
  8.00%, 05/15/13(b)(d)                           3,090,000       2,611,050
===========================================================================

                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------


MOVIES & ENTERTAINMENT-1.34%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Global Notes,
  8.00%, 03/01/14(b)                           $  2,800,000   $   2,478,000
---------------------------------------------------------------------------
Cinemark Inc., Sr. Unsec. Disc. Global Notes,
  9.75%, 03/15/14(b)(e)                           4,685,000       4,321,912
---------------------------------------------------------------------------
Marquee Holdings Inc., Sr. Unsec. Global
  Notes,
  12.00%, 08/15/14(b)                             4,685,000       3,326,350
===========================================================================
                                                                 10,126,262
===========================================================================

MULTI-SECTOR HOLDINGS-0.30%

Leucadia National Corp., Sr. Unsec. Notes,
  8.13%, 09/15/15(b)                              1,115,000       1,122,660
---------------------------------------------------------------------------
Stena A.B. (Sweden), Sr. Unsec. Global Notes,
  7.50%, 11/01/13(b)                              1,175,000       1,167,656
===========================================================================
                                                                  2,290,316
===========================================================================

MULTI-UTILITIES-0.00%

TECO Energy, Inc., Sr. Notes,
  7.50%, 06/15/10(b)                                    800             855
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.22%

Allis-Chalmers Energy Inc., Sr. Unsec. Gtd.
  Global Notes,
  8.50%, 03/01/17(b)                              3,730,000       3,422,275
---------------------------------------------------------------------------
Basic Energy Services Inc., Sr. Unsec. Gtd.
  Global Notes,
  7.13%, 04/15/16(b)                              3,030,000       2,901,225
---------------------------------------------------------------------------
Calfrac Holdings L.P., Sr. Notes,
  7.75%, 02/15/15 (Acquired 02/07/07; Cost
  $3,850,000)(b)(c)                               3,850,000       3,619,000
---------------------------------------------------------------------------
CHC Helicopter Corp. (Canada), Sr. Unsec.
  Gtd. Sub. Global Notes,
  7.38%, 05/01/14(b)                              3,235,000       3,040,900
---------------------------------------------------------------------------
Compagnie Generale de Geophysique-Veritas
  (France), Sr. Unsec. Gtd. Global Notes,
  7.75%, 05/15/17(b)                              3,760,000       3,778,800
===========================================================================
                                                                 16,762,200
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-4.67%

Chaparral Energy Inc.,
  Sr. Notes,
  8.88%, 02/01/17 (Acquired
  02/06/07-12/10/07; Cost $5,810,775)(b)(c)       6,075,000       5,254,875
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 12/01/15(b)(d)                           1,860,000       1,590,300
---------------------------------------------------------------------------
Cimarex Energy Co., Sr. Unsec. Gtd. Notes,
  7.13%, 05/01/17(b)                              4,655,000       4,590,994
---------------------------------------------------------------------------
Clayton Williams Energy, Inc., Sr. Unsec.
  Gtd. Global Notes,
  7.75%, 08/01/13(b)                              1,400,000       1,223,250
---------------------------------------------------------------------------

AIM High Yield Fund


                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Delta Petroleum Corp., Sr. Unsec. Gtd. Global
  Notes,
  7.00%, 04/01/15(b)                           $  6,365,000   $   5,537,550
---------------------------------------------------------------------------
Encore Acquisition Co., Sr. Unsec. Gtd. Sub.
  Global Notes,
  6.00%, 07/15/15(b)                              3,755,000       3,412,356
---------------------------------------------------------------------------
Forest Oil Corp., Sr. Notes,
  7.25%, 06/15/19 (Acquired 06/01/07; Cost
  $1,860,000)(b)(c)(d)                            1,860,000       1,869,300
---------------------------------------------------------------------------
Mariner Energy Inc., Sr. Unsec. Gtd. Notes,
  8.00%, 05/15/17(b)                                935,000         898,769
---------------------------------------------------------------------------
Quicksilver Resources Inc., Sr. Unsec. Gtd.
  Sub. Notes,
  7.13%, 04/01/16(b)                              2,320,000       2,262,000
---------------------------------------------------------------------------
Southwestern Energy Co., Sr. Notes,
  7.50%, 02/01/18 (Acquired 01/11/08; Cost
  $3,755,000)(b)(c)                               3,755,000       3,872,344
---------------------------------------------------------------------------
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub.
  Global Notes,
  7.00%, 02/01/14(b)(d)                           4,695,000       4,636,312
===========================================================================
                                                                 35,148,050
===========================================================================

OIL & GAS REFINING & MARKETING-0.55%

Petroplus Finance Ltd. (Switzerland), Sr.
  Gtd. Notes,
  6.75%, 05/01/14 (Acquired
  09/06/07-01/03/08; Cost
  $3,522,650)(b)(c)(d)                            3,745,000       3,464,125
---------------------------------------------------------------------------
United Refining Co.-Series 2, Sr. Unsec. Gtd.
  Global Notes,
  10.50%, 08/15/12(b)                               655,000         663,188
===========================================================================
                                                                  4,127,313
===========================================================================

OIL & GAS STORAGE & TRANSPORTATION-2.77%

Copano Energy LLC, Sr. Unsec. Gtd. Global
  Notes,
  8.13%, 03/01/16(b)                              6,295,000       6,420,900
---------------------------------------------------------------------------
El Paso Corp., Sr. Unsec. Sub. Global Notes,
  6.88%, 06/15/14(b)(d)                           5,170,000       5,202,313
---------------------------------------------------------------------------
MarkWest Energy Partners L.P./ MarkWest
  Energy Finance Corp.-Series B, Sr. Unsec.
  Gtd. Global Notes,
  8.50%, 07/15/16(b)                              1,175,000       1,185,281
---------------------------------------------------------------------------
Sabine Pass LNG, L.P, Sr. Sec Global Notes,
  7.50%, 11/30/16(b)                                900,000         852,750
---------------------------------------------------------------------------
Sabine Pass LNG, L.P., Sr. Sec. Global Notes,
  7.25%, 11/30/13(b)                              6,575,000       6,279,125
---------------------------------------------------------------------------
Williams Partners L.P./Williams Partners
  Finance Corp., Sr. Unsec. Global Notes,
  7.25%, 02/01/17(b)                                930,000         966,735
===========================================================================
                                                                 20,907,104
===========================================================================

                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------


OTHER DIVERSIFIED FINANCIAL SERVICES-0.71%

NSG Holdings LLC/NSG Holdings Inc., Sr. Sec.
  Notes,
  7.75%, 12/15/25 (Acquired 03/06/07; Cost
  $935,000)(b)(c)                              $    935,000   $     913,962
---------------------------------------------------------------------------
Residential Capital LLC,
  Sr. Unsec. Gtd. Unsub. Floating Rate Notes,
  5.65%, 06/09/08(b)(h)                           2,340,000       2,012,400
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  7.50%, 02/22/11(b)                              3,810,000       2,419,350
===========================================================================
                                                                  5,345,712
===========================================================================

PACKAGED FOODS & MEATS-0.12%

Dole Foods Co. Inc., Sr. Unsec. Gtd. Global
  Notes,
  7.25%, 06/15/10(b)(d)                           1,030,000         921,850
===========================================================================

PAPER PACKAGING-1.59%

Caraustar Industries, Inc., Unsec. Unsub.
  Notes,
  7.38%, 06/01/09(b)(d)                          10,510,000       8,670,750
---------------------------------------------------------------------------
Jefferson Smurfit Corp., Sr. Unsec. Gtd.
  Unsub. Global Notes,
  7.50%, 06/01/13(b)                              3,555,000       3,315,037
===========================================================================
                                                                 11,985,787
===========================================================================

PAPER PRODUCTS-3.06%

Abitibi-Consolidated Finance L.P., Unsec.
  Gtd. Notes,
  7.88%, 08/01/09(b)(d)                           2,825,000       2,648,437
---------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd. Global
  Notes,
  9.75%, 03/15/10(b)                              2,975,000       2,811,375
---------------------------------------------------------------------------
Domtar Corp., Sr. Unsec. Gtd. Notes,
  5.38%, 12/01/13(b)                                945,000         852,863
---------------------------------------------------------------------------
Exopack Holding Corp., Sr. Unsec. Gtd. Global
  Notes,
  11.25%, 02/01/14(b)                             2,335,000       2,206,575
---------------------------------------------------------------------------
Georgia-Pacific Corp.,
  Sr. Gtd. Notes,
  7.00%, 01/15/15 (Acquired 01/10/07; Cost
  $1,864,650)(b)(c)                               1,860,000       1,808,850
---------------------------------------------------------------------------
  7.13%, 01/15/17 (Acquired
  12/13/06-02/21/07; Cost $1,345,063)(b)(c)       1,340,000       1,306,500
---------------------------------------------------------------------------
Mercer International Inc., Sr. Unsec. Global
  Notes,
  9.25%, 02/15/13(b)                              8,935,000       7,818,125
---------------------------------------------------------------------------
Neenah Paper, Inc., Sr. Unsec. Gtd. Global
  Notes,
  7.38%, 11/15/14(b)                              3,015,000       2,645,662
---------------------------------------------------------------------------
NewPage Corp., Sr. Sec Notes,
  10.00%, 05/01/12 (Acquired 12/07/07; Cost
  $940,000)(b)(c)                                   940,000         947,050
===========================================================================
                                                                 23,045,437
===========================================================================

AIM High Yield Fund


                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------

PERSONAL PRODUCTS-0.58%

NBTY, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes,
  7.13%, 10/01/15(b)                           $  4,650,000   $   4,394,250
===========================================================================

PHARMACEUTICALS-1.34%

Elan Finance PLC/Elan Finance Corp.
  (Ireland),
  Sr. Unsec. Gtd. Global Notes,
  7.75%, 11/15/11(b)(d)                           2,795,000       2,637,781
---------------------------------------------------------------------------
  8.88%, 12/01/13(b)                              2,820,000       2,710,725
---------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr.
  Unsec. Global Notes,
  7.00%, 12/15/11(b)                              4,945,000       4,784,288
===========================================================================
                                                                 10,132,794
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.48%

Crum & Forster Holdings Corp., Sr. Unsec.
  Global Notes,
  7.75%, 05/01/17(b)                              3,745,000       3,642,013
===========================================================================

PUBLISHING-2.37%

Dex Media Inc., Sr. Unsec. Disc. Global
  Notes,
  9.00%, 11/15/13(b)(e)                           7,455,000       6,672,225
---------------------------------------------------------------------------
Donnelley, R.H. Corp., Sr. Notes,
  8.88%, 10/15/17 (Acquired
  09/19/07-10/02/07; Cost $1,845,000)(b)(c)       1,845,000       1,572,862
---------------------------------------------------------------------------
MediMedia USA Inc., Sr. Sub. Notes,
  11.38%, 11/15/14 (Acquired 11/01/06; Cost
  $465,000)(b)(c)                                   465,000         478,950
---------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co., Sr.
  Unsec. Gtd. Sub. Disc. Global Notes,
  12.50%, 08/01/16(b)(e)                          5,570,000       3,968,625
---------------------------------------------------------------------------
Reader's Digest Association Inc. (The), Sr.
  Unsec. Sub. Notes,
  9.00%, 02/15/17 (Acquired 10/04/07; Cost
  $3,413,200)(b)(c)                               3,710,000       2,791,775
---------------------------------------------------------------------------
Valassis Communications, Inc., Sr. Unsec.
  Gtd. Global Notes,
  8.25%, 03/01/15(b)(d)                           2,805,000       2,342,175
===========================================================================
                                                                 17,826,612
===========================================================================

RAILROADS-0.12%

Kansas City Southern de Mexico, S.A. de C.V.
  (Mexico), Sr. Unsec. Unsub. Notes,
  7.38%, 06/01/14 (Acquired
  05/14/07-11/26/07; Cost $934,913)(b)(c)           935,000         888,250
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.34%

Amkor Technology Inc., Sr. Unsec. Global
  Notes,
  7.13%, 03/15/11(b)                              2,775,000       2,584,219
===========================================================================

                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------


SEMICONDUCTORS-4.25%

Avago Technologies Finance Pte. Ltd.
  (Singapore),
  Sr. Unsec. Gtd. Global Notes,
  10.13%, 12/01/13(b)                          $  6,715,000   $   7,050,750
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 12/01/15(b)                             1,880,000       2,053,900
---------------------------------------------------------------------------
Freescale Semiconductor Inc.,
  Sr. Unsec. Gtd. Notes,
  8.88%, 12/15/14(b)                              5,770,000       4,745,825
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes,
  10.13%, 12/15/16(b)(d)                          7,480,000       5,404,300
---------------------------------------------------------------------------
MagnaChip Semiconductor S.A./MagnaChip
  Semiconductor Finance Co. (South Korea),
  Sr. Sec. Gtd. Global Notes,
  6.88%, 12/15/11(b)(d)                           5,465,000       4,208,050
---------------------------------------------------------------------------
Spansion Inc., Sr. Sec. Floating Rate Notes,
  8.25%, 06/01/13 (Acquired
  10/11/07-01/30/08; Cost
  $5,835,750)(b)(c)(h)                            6,390,000       4,952,250
---------------------------------------------------------------------------
Viasystems Inc., Sr. Unsec. Gtd. Sub. Global
  Notes,
  10.50%, 01/15/11(b)                             3,668,000       3,576,300
===========================================================================
                                                                 31,991,375
===========================================================================

SPECIALTY CHEMICALS-1.18%

JohnsonDiversey Holdings Inc., Sr. Unsec.
  Sub. Global Notes,
  10.67%, 05/15/13(b)                             3,604,000       3,549,940
---------------------------------------------------------------------------
NewMarket Corp., Sr. Gtd. Global Notes,
  7.13%, 12/15/16(b)                              2,330,000       2,306,700
---------------------------------------------------------------------------
Polypore Inc., Sr. Unsec. Gtd. Sub. Global
  Notes,
  8.75%, 05/15/12(b)                              3,205,000       3,052,762
===========================================================================
                                                                  8,909,402
===========================================================================

SPECIALTY STORES-0.89%

Michaels Stores, Inc., Sr. Unsec. Gtd. Global
  Notes,
  10.00%, 11/01/14(b)(d)                          7,430,000       6,696,287
===========================================================================

STEEL-0.74%

Metals USA, Inc., Sr. Sec. Gtd. Global Notes,
  11.13%, 12/01/15(b)(d)                          2,820,000       2,805,900
---------------------------------------------------------------------------
Ryerson Inc., Sr. Sec. Floating Rate Notes,
  12.57%, 11/01/14 (Acquired 10/03/07; Cost
  $500,000)(b)(c)(h)                                500,000         465,000
---------------------------------------------------------------------------
Steel Dynamics Inc.,
  Sr. Notes,
  7.38%, 11/01/12 (Acquired 10/04/07; Cost
  $930,000)(b)(c)                                   930,000         930,000
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.75%, 04/01/15(b)(d)                           1,405,000       1,362,850
===========================================================================
                                                                  5,563,750
===========================================================================

AIM High Yield Fund


                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------

TIRES & RUBBER-1.89%

Cooper Tire & Rubber Co.,
  Unsec. Notes,
  8.00%, 12/15/19(b)(d)                        $  5,580,000   $   5,147,550
---------------------------------------------------------------------------
  7.63%, 03/15/27(b)                              3,715,000       3,222,762
---------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Unsec.
  Global Notes,
  9.00%, 07/01/15(b)                              5,573,000       5,879,515
===========================================================================
                                                                 14,249,827
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.59%

United Rentals North America, Inc., Sr.
  Unsec. Gtd. Global Notes,
  6.50%, 02/15/12(b)(d)                           9,163,370       8,453,209
---------------------------------------------------------------------------
Wesco Distribution Inc., Sr. Unsec. Gtd. Sub.
  Global Notes,
  7.50%, 10/15/17(b)                              3,865,000       3,526,812
===========================================================================
                                                                 11,980,021
===========================================================================

TRUCKING-0.24%

Hertz Corp. (The), Sr. Unsec. Gtd. Global
  Notes,
  8.88%, 01/01/14(b)                              1,880,000       1,837,700
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.81%

Centennial Cellular Operating Co./Centennial
  Communications Corp., Sr. Unsec. Gtd.
  Global Notes,
  10.13%, 06/15/13(b)                             4,370,000       4,468,325
---------------------------------------------------------------------------
Digicel Group Ltd. (Bermuda), Sr. Notes,
  8.88%, 01/15/15 (Acquired
  05/31/07-08/08/07; Cost $8,786,763)(b)(c)       8,885,000       7,907,650
---------------------------------------------------------------------------
iPCS Inc., Sr. Sec. Gtd. Global Floating Rate
  First Lien Notes,
  7.04%, 05/01/13(b)(h)                           1,400,000       1,225,000
===========================================================================
                                                                 13,600,975
===========================================================================
    Total Bonds & Notes (Cost $775,369,623)                     723,713,749
===========================================================================

                                                  SHARES
PREFERRED STOCKS-1.67%

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.87%

AES Trust VII,
  6% Conv. Trust Pfd.                               131,630       6,515,685
===========================================================================

MORTGAGE REIT'S-0.34%

Thornburg Mortgage Inc.,-Series F,
  10% Conv. Pfd.                                    100,000       2,582,000
===========================================================================

---------------------------------------------------------------------------
                                                  SHARES          VALUE

THRIFTS & MORTGAGE FINANCE-0.46%

Fannie Mae,
  8.25% Pfd.                                         93,775   $   2,477,536
---------------------------------------------------------------------------
Freddie Mac,-Series Z,
  8.38% Pfd.(i)                                      37,500       1,006,875
===========================================================================
                                                                  3,484,411
===========================================================================
    Total Preferred Stocks (Cost $11,792,098)                    12,582,096
===========================================================================
COMMON STOCKS & OTHER EQUITY INTERESTS-1.46%

BROADCASTING & CABLE TV-0.81%

Adelphia Communications Corp., Sr. Notes,
  10.88%, 10/01/10(j)                                    --         339,188
---------------------------------------------------------------------------
Adelphia Recovery Trust-Series ACC-1(j)           4,846,549         327,142
---------------------------------------------------------------------------
Adelphia Recovery Trust-Series ARAHOVA(j)         2,211,702       1,127,968
---------------------------------------------------------------------------
Time Warner Cable, Inc.-Class A(i)                  102,639       2,582,397
---------------------------------------------------------------------------
Virgin Media Inc.                                   103,800       1,735,536
---------------------------------------------------------------------------
XM Satellite Radio Holdings Inc.-Wts.,
  expiring 03/15/10(k)                                3,470           6,905
===========================================================================
                                                                  6,119,136
===========================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp.-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(c)(g)(k)(l)                               10,780               0
===========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B,
  Pfd.-Wts., expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(c)(g)(k)(l)                     21,155               0
---------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/05/09 (Acquired 06/13/00; Cost
  $0)(c)(g)(k)(l)                                    21,155               0
===========================================================================
                                                                          0
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

XO Holdings Inc.(m)                                     609           1,182
---------------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts., expiring
  01/16/10(m)                                        23,135           3,933
---------------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts., expiring
  01/16/10(m)                                        17,351             521
---------------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts., expiring
  01/16/10(m)                                        17,351           1,041
===========================================================================
                                                                      6,677
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.65%

iPCS, Inc.                                          189,248       4,869,351
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $11,371,285)                               10,995,164
===========================================================================

AIM High Yield Fund


                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------
ASSET-BACKED SECURITIES-0.37%

ELECTRIC UTILITIES-0.37%

Reliant Energy Mid-Atlantic Power Holdings,
  LLC-Series B, Sr. Unsec. Pass Through
  Ctfs.,
  9.24%, 07/02/17 (Cost $2,592,430)(b)         $  2,580,071   $   2,754,226
===========================================================================
SENIOR SECURED FLOATING RATE INTEREST-0.19%

AIRLINES-0.19%

Evergreen International Aviation Inc.,
  First Lien Term Loan,
  8.35%, 10/31/11(b)                              1,462,146       1,374,417
---------------------------------------------------------------------------
  10.00%, 10/31/11(b)                                35,213          33,100
===========================================================================
    Total Senior Secured Floating Rate
      Interest (Cost $1,486,264)                                  1,407,517
===========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.75% (Cost
  $802,611,700)                                                 751,452,752
===========================================================================


                                                  SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-15.92%

Liquid Assets Portfolio-Institutional Class
  (Cost $119,936,590)(n)(o)                     119,936,590   $ 119,936,590
===========================================================================
TOTAL INVESTMENTS-115.67% (Cost $922,548,290)                   871,389,342
===========================================================================
OTHER ASSETS LESS LIABILITIES-(15.67)%                         (118,023,208)
===========================================================================
NET ASSETS-100.00%                                            $ 753,366,134
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Jr.     - Junior
Pfd.    - Preferred
PIK     - Payment in Kind
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2008 was $727,875,492, which represented 96.62% of the Fund's Net Assets. See
    Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2008 was $106,419,732, which represented 14.13% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) All or a portion of this security was out on loan at January 31, 2008.
(e) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate market value of these securities at January 31, 2008 was $4,273,263, which represented 0.57% of the Fund's Net Assets
(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2008 was $1,270,530, which represented 0.17% of the Fund's Net Assets.
(h) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2008.
(i) Non-income producing security.
(j) Non-income producing. Acquired as part of the Adelphia Communications bankruptcy reorganization.
(k) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(l) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2008 was $0, which represented 0.00% of the Fund's Net Assets. See Note 1A.
(m) Non-income producing security acquired through a corporate action.
(n) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(o) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Yield Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008
(Unaudited)

ASSETS:

Investments, at value (Cost $802,611,700)    $   751,452,752
------------------------------------------------------------
Investments in affiliated money market
  funds (Cost $119,936,590)                      119,936,590
============================================================
    Total investments (Cost $922,548,290)        871,389,342
============================================================
Foreign currencies, at value (Cost $14,650)           17,378
------------------------------------------------------------
Receivables for:
  Investments sold                                   213,572
------------------------------------------------------------
  Fund shares sold                                   353,758
------------------------------------------------------------
  Dividends and Interest                          15,764,017
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  168,289
------------------------------------------------------------
Other assets                                         114,763
============================================================
    Total assets                                 888,021,119
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            7,141,345
------------------------------------------------------------
  Fund shares reacquired                           1,908,415
------------------------------------------------------------
  Amount due custodian                             2,593,816
------------------------------------------------------------
  Dividends                                        1,098,275
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       119,936,590
------------------------------------------------------------
Trustee deferred compensation and
  retirement plans                                   311,990
------------------------------------------------------------
Unrealized depreciation on swap agreements           798,410
------------------------------------------------------------
Premiums received on swap agreements                 304,262
------------------------------------------------------------
Accrued distribution fees                            193,517
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,002
------------------------------------------------------------
Accrued transfer agent fees                          252,583
------------------------------------------------------------
Accrued operating expenses                           113,780
============================================================
    Total liabilities                            134,654,985
============================================================
Net assets applicable to shares outstanding  $   753,366,134
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 2,461,960,484
------------------------------------------------------------
Undistributed net investment income                1,154,977
------------------------------------------------------------
Undistributed net realized gain (loss)        (1,657,794,697)
------------------------------------------------------------
Unrealized appreciation (depreciation)           (51,954,630)
============================================================
                                             $   753,366,134
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   345,878,501
____________________________________________________________
============================================================
Class B                                      $    79,910,890
____________________________________________________________
============================================================
Class C                                      $    33,464,176
____________________________________________________________
============================================================
Investor Class                               $   115,245,724
____________________________________________________________
============================================================
Institutional Class                          $   178,866,843
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           83,516,040
____________________________________________________________
============================================================
Class B                                           19,235,969
____________________________________________________________
============================================================
Class C                                            8,089,718
____________________________________________________________
============================================================
Investor Class                                    27,801,925
____________________________________________________________
============================================================
Institutional Class                               43,212,213
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          4.14
------------------------------------------------------------
  Maximum offering price per share
    (Net asset value of $4.14 divided by
    95.25%)                                  $          4.35
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          4.15
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          4.14
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $          4.15
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $          4.14
____________________________________________________________
============================================================

* At January 31, 2008, securities with an aggregate value of $117,260,591 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Yield Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2008
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 34,537,080
--------------------------------------------------------------------------
Dividends                                                          122,639
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $850,002)                         1,058,875
==========================================================================
    Total investment income                                     35,718,594
==========================================================================

EXPENSES:

Advisory fees                                                    2,240,142
--------------------------------------------------------------------------
Administrative services fees                                       113,906
--------------------------------------------------------------------------
Custodian fees                                                      67,766
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          476,972
--------------------------------------------------------------------------
  Class B                                                          471,487
--------------------------------------------------------------------------
  Class C                                                          196,399
--------------------------------------------------------------------------
  Investor Class                                                   125,755
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Investor                        800,953
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 3,327
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           19,022
--------------------------------------------------------------------------
Other                                                              140,878
==========================================================================
    Total expenses                                               4,656,607
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                   (95,190)
==========================================================================
    Net expenses                                                 4,561,417
==========================================================================
Net investment income                                           31,157,177
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                        (12,187,853)
--------------------------------------------------------------------------
  Swap agreements                                                  978,386
==========================================================================
                                                               (11,209,467)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (19,540,091)
--------------------------------------------------------------------------
  Foreign currencies                                                 1,387
--------------------------------------------------------------------------
  Swap agreements                                                  123,844
==========================================================================
                                                               (19,414,860)
==========================================================================
Net realized and unrealized gain (loss)                        (30,624,327)
==========================================================================
Net increase in net assets resulting from operations          $    532,850
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Yield Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2008 and the year ended July 31, 2007 (Unaudited)

                                                               JANUARY 31,        JULY 31,
                                                                   2008             2007
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $ 31,157,177     $ 61,148,439
--------------------------------------------------------------------------------------------
  Net realized gain (loss)                                      (11,209,467)      26,429,702
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)          (19,414,860)     (28,591,450)
============================================================================================
    Net increase in net assets resulting from operations            532,850       58,986,691
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (14,741,470)     (30,551,317)
--------------------------------------------------------------------------------------------
  Class B                                                        (3,285,307)      (8,930,213)
--------------------------------------------------------------------------------------------
  Class C                                                        (1,368,454)      (2,965,142)
--------------------------------------------------------------------------------------------
  Investor Class                                                 (4,776,423)     (10,156,187)
--------------------------------------------------------------------------------------------
  Institutional Class                                            (7,294,410)      (9,061,680)
============================================================================================
    Decrease in net assets resulting from distributions         (31,466,064)     (61,664,539)
============================================================================================
Share transactions-net:
  Class A                                                       (18,912,032)     (25,965,330)
--------------------------------------------------------------------------------------------
  Class B                                                       (21,085,212)     (65,682,851)
--------------------------------------------------------------------------------------------
  Class C                                                        (4,218,121)      (4,410,337)
--------------------------------------------------------------------------------------------
  Investor Class                                                 (6,070,919)     (20,040,231)
--------------------------------------------------------------------------------------------
  Institutional Class                                            17,837,864       86,529,362
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (32,448,420)     (29,569,387)
============================================================================================
    Net increase (decrease) in net assets                       (63,381,634)     (32,247,235)
============================================================================================

NET ASSETS:

  Beginning of period                                           816,747,768      848,995,003
============================================================================================
  End of period (including undistributed net investment
    income of $1,154,977 and $1,463,864, respectively)         $753,366,134     $816,747,768
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Yield Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM High Yield Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claim.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion

AIM High Yield Fund

     of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $200 million                                            0.625%
--------------------------------------------------------------------
Next $300 million                                             0.55%
--------------------------------------------------------------------
Next $500 million                                             0.50%
--------------------------------------------------------------------
Over $1 billion                                               0.45%
 ___________________________________________________________________
====================================================================

AIM High Yield Fund


    AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

    For the six months ended January 31, 2008, AIM waived advisory fees of $5,494.

    At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $7,365.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2008, ADI advised the Fund that ADI retained $23,403 in front-end sales commissions from the sale of Class A shares and $8, $46,380 and $3,164 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               07/31/07          AT COST          FROM SALES         01/31/08         INCOME
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $  3,421,056      $ 72,339,713      $ (75,760,769)    $         --     $  104,259
--------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             3,421,056        72,339,713        (75,760,769)              --        104,614
==================================================================================================
  Subtotal       $  6,842,112      $144,679,426      $(151,521,538)    $         --     $  208,873
==================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES         PROCEEDS          VALUE         DIVIDEND
FUND               07/31/07          AT COST         FROM SALES        01/31/08       INCOME*
-----------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $137,167,765      $219,582,171     $(236,813,346)   $119,936,590    $  850,002
===============================================================================================
  Total
    Investments
    in
    Affiliates   $144,009,877      $364,261,597     $(388,334,884)   $119,936,590    $1,058,875
_______________________________________________________________________________________________
===============================================================================================

* Net of compensation to counterparties.

AIM High Yield Fund

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended January 31, 2008, the Fund engaged in securities purchases of $879,024.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the six months ended January 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $82,331.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2008, the Fund paid legal fees of $2,124 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

    Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended January 31, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At January 31, 2008, securities with an aggregate value of $117,260,591 were on loan to brokers. The loans were secured by cash collateral of $119,936,590 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended January 31, 2008, the Fund received dividends on cash collateral investments of $850,002 for securities lending transactions, which are net of compensation to counterparties.

AIM High Yield Fund

NOTE 9--CREDIT DEFAULT SWAP AGREEMENTS

                                    OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
-------------------------------------------------------------------------------------------------------------------------
                                                                                               NOTIONAL      UNREALIZED
                                                   BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY          REFERENCE ENTITY            PROTECTION     FIXED RATE         DATE        (000)      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Lehman Bros.
  Special
  Financing
  Inc.        Allied Waste North America, Inc.       Sell            3.25%        09/20/12     $ 1,880       $ (43,999)
-------------------------------------------------------------------------------------------------------------------------
Lehman Bros.
  Special
  Financing
  Inc.        Dole Foods Co. Inc.                    Sell            6.15%        09/20/12       1,880        (221,085)
-------------------------------------------------------------------------------------------------------------------------
Lehman Bros.
  Special
  Financing
  Inc.        Tenet Healthcare                       Sell            3.75%        12/20/08       5,640          16,800
-------------------------------------------------------------------------------------------------------------------------
Lehman Bros.
  Special
  Financing
  Inc.        Tenet Healthcare                       Sell            3.70%        03/20/09       2,820           4,309
-------------------------------------------------------------------------------------------------------------------------
Lehman Bros.
  Special
  Financing
  Inc.        Visteon Corp.                          Sell            5.00%(a)     03/20/09       2,820         (85,173)
-------------------------------------------------------------------------------------------------------------------------
Merrill
  Lynch
  International MBIA Inc.                            Sell            6.25%        12/20/08       4,690        (333,980)
-------------------------------------------------------------------------------------------------------------------------
UBS AG        Pulte Homes, Inc.                      Sell            4.20%        12/20/08       2,790          (4,981)
-------------------------------------------------------------------------------------------------------------------------
UBS AG        Pulte Homes, Inc.                      Sell            4.40%        12/20/08       2,820            (197)
-------------------------------------------------------------------------------------------------------------------------
UBS AG        Residential Capital, LLC               Sell            5.00%(b)     03/20/08       7,490        (254,109)
=========================================================================================================================
  Subtotal Protection Sell                                                                     $32,830       $(922,415)
=========================================================================================================================
Merrill
  Lynch
  International Windstream Corp.                     Buy            (2.17)%       09/20/13     $ 2,820       $ 105,796
-------------------------------------------------------------------------------------------------------------------------
UBS AG        United Parcel Service, Inc.            Buy            (0.26)%       12/20/17       1,410          18,209
=========================================================================================================================
  Subtotal Protection Buy                                                                      $ 4,230       $ 124,005
=========================================================================================================================
  Total Credit Default Swap Agreements                                                                       $(798,410)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Unamortized premium at period-end of $196,938.
(b)  Unamortized premium at period-end of $107,324.

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2007 to utilizing $1,592,060,622 of capital loss carryforward in the fiscal year ended July 31, 2008.

    The Fund had a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
July 31, 2008                                                   $  297,100,942
------------------------------------------------------------------------------
July 31, 2009                                                      131,908,743
------------------------------------------------------------------------------
July 31, 2010                                                      558,503,488
------------------------------------------------------------------------------
July 31, 2011                                                      576,739,786
------------------------------------------------------------------------------
July 31, 2012                                                       81,594,905
==============================================================================
Total capital loss carryforward                                 $1,645,847,864
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of Invesco High Yield Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

AIM High Yield Fund

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2008 was $320,279,457 and $334,236,984, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $  6,062,529
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (57,431,208)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                     $(51,368,679)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $922,758,021.

NOTE 12--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.

                                              Changes in Shares Outstanding
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   Year ended
                                                                  JANUARY 31, 2008(a)               July 31, 2007
                                                              ---------------------------    ----------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      12,177,463    $ 53,068,213     17,307,542    $  77,472,477
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,291,450       5,599,639      3,177,483       14,244,680
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,631,753       7,108,111      3,546,084       15,822,201
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                1,481,294       6,387,243      3,091,948       13,942,070
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           3,893,800      16,691,001     19,616,435       88,714,506
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,123,366       9,113,291      4,298,837       19,288,709
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                         432,866       1,864,149      1,084,672        4,873,197
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         214,811         920,984        443,592        1,987,377
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  917,069       3,939,904      1,891,361        8,488,915
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,701,472       7,294,410      2,019,997        9,061,680
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,350,123      10,067,819      8,231,144       36,853,527
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,343,916)    (10,067,819)    (8,203,555)     (36,853,527)
=========================================================================================================================
Reacquired:(b)
  Class A                                                     (21,375,760)    (91,161,355)   (35,653,347)    (159,580,043)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,298,897)    (18,481,181)   (10,673,003)     (47,947,201)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,888,456)    (12,247,216)    (4,941,492)     (22,219,915)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (3,818,051)    (16,398,066)    (9,494,390)     (42,471,216)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,451,125)     (6,147,547)    (2,535,226)     (11,246,824)
=========================================================================================================================
                                                               (7,960,738)   $(32,448,420)    (6,791,918)   $ (29,569,387)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
       In addition, 22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b) Net of redemption fees of $11,099 and $39,523 which were allocated among the classes based on relative net assets of each class for the six months ended January 31, 2008 and the year ended July 31, 2007, respectively.

AIM High Yield Fund

NOTE 13--SIGNIFICANT EVENT

At a meeting held on December 13, 2007, the Board of Trustees of Trust approved certain proposals to be presented for shareholder approval at a special meeting of the shareholders of the Trust intended to be held on February 29, 2008 (the "Special Meeting"). At the Special Meeting, shareholders of record as of the close of business on November 30, 2007, are entitled to vote their respective shares on several proposals that including, among others the following proposal(s).

    New proposed sub-advisory agreement between AIM and each of AIM Funds Management Inc., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Limited., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisors") (the "New Sub-advisory Arrangements"). This proposal is intended to benefit the Fund and its shareholders by permitting AIM to utilize the additional resources and talent of these affiliated sub-advisors in managing the Fund. Because AIM would pay all of the sub-advisory fees of the sub-advisors, the new sub-advisory arrangements would not affect the fees the Fund pays pursuant to the advisory agreement. If approved by shareholders, the New Sub-advisory Arrangements are expected to become effective on or about May 1, 2008.

    If shareholders of the Fund have not approved all applicable proposals, the meeting will be adjourned. Information about adjourned meetings may be found at www.aiminvestments.com and clicking on "proxy voting" in the top right hand corner. A meeting will not be adjourned past March 28, 2008.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                       CLASS A
                                   --------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                               YEAR ENDED JULY 31,
                                   JANUARY 31,       --------------------------------------------------------------
                                      2008             2007        2006        2005           2004           2003
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   4.30         $   4.32    $   4.50    $   4.31       $   4.10       $   3.70
-------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                 0.17             0.31        0.29(a)     0.29           0.33(a)        0.37(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                        (0.16)           (0.02)      (0.17)       0.19           0.23           0.40
-------------------------------------------------------------------------------------------------------------------
  Net increase from payments by
    affiliates                            --               --          --          --           0.00             --
===================================================================================================================
    Total from investment
      operations                        0.01             0.29        0.12        0.48           0.56           0.77
===================================================================================================================
Less dividends from net
  investment income                    (0.17)           (0.31)      (0.30)      (0.29)         (0.35)         (0.37)
===================================================================================================================
Redemption fees added to shares
  of beneficial interest                0.00             0.00        0.00        0.00           0.00             --
===================================================================================================================
Net asset value, end of period      $   4.14         $   4.30    $   4.32    $   4.50       $   4.31       $   4.10
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                         0.08%            6.78%       2.79%      11.54%         13.92%         22.10%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $345,879         $379,525    $405,858    $502,770       $555,042       $547,092
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net
  assets                                1.13%(c)         1.11%       1.16%       1.07%(d)       1.05%(d)       1.16%
===================================================================================================================
Ratio of net investment income to
  average net assets                    7.63%(c)         6.98%       6.70%       6.47%          7.68%          9.64%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(e)                41%             111%        102%         59%            89%           101%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $379,503,365.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.08% and 1.06% for the years ended 2005 and 2004, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM High Yield Fund

                                                                       CLASS B
                                   --------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                               YEAR ENDED JULY 31,
                                   JANUARY 31,       --------------------------------------------------------------
                                      2008             2007        2006        2005           2004           2003
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  4.31         $   4.33    $   4.52    $   4.33       $   4.12       $   3.71
-------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                 0.15             0.28        0.26(a)     0.25           0.30(a)        0.34(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                        (0.16)           (0.02)      (0.18)       0.20           0.23           0.41
-------------------------------------------------------------------------------------------------------------------
  Net increase from payments by
    affiliates                            --               --          --          --           0.00             --
===================================================================================================================
    Total from investment
      operations                       (0.01)            0.26        0.08        0.45           0.53           0.75
===================================================================================================================
Less dividends from net
  investment income                    (0.15)           (0.28)      (0.27)      (0.26)         (0.32)         (0.34)
===================================================================================================================
Redemption fees added to shares
  of beneficial interest                0.00             0.00        0.00        0.00           0.00             --
===================================================================================================================
Net asset value, end of period       $  4.15         $   4.31    $   4.33    $   4.52       $   4.33       $   4.12
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                        (0.29)%           5.99%       1.80%      10.69%         13.06%(c)      21.44%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $79,911         $104,215    $167,831    $289,189       $411,088       $530,239
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net
  assets                                1.88%(d)         1.86%       1.91%       1.82%(e)       1.80%(e)       1.91%
===================================================================================================================
Ratio of net investment income to
  average net assets                    6.88%(d)         6.23%       5.95%       5.72%          6.93%          8.89%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                41%             111%        102%         59%            89%           101%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 12.80%.
(d) Ratios are annualized and based on average daily net assets of $93,784,892.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.83% and 1.81% for the years ended 2005 and 2004, respectively.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                     CLASS C
                                   ---------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                             YEAR ENDED JULY 31,
                                   JANUARY 31,       ---------------------------------------------------------
                                      2008            2007       2006       2005          2004          2003
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  4.30         $  4.31    $  4.50    $  4.31       $  4.10       $  3.70
--------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                 0.15            0.28       0.26(a)    0.25          0.30(a)       0.34(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                        (0.16)          (0.01)     (0.18)      0.20          0.23          0.40
==============================================================================================================
  Net increase from payments by
    affiliates                            --              --         --         --          0.00            --
==============================================================================================================
    Total from investment
      operations                       (0.01)           0.27       0.08       0.45          0.53          0.74
==============================================================================================================
Less dividends from net
  investment income                    (0.15)          (0.28)     (0.27)     (0.26)        (0.32)        (0.34)
==============================================================================================================
Redemption fees added to shares
  of beneficial interest                0.00            0.00       0.00       0.00          0.00            --
==============================================================================================================
Net asset value, end of period       $  4.14         $  4.30    $  4.31    $  4.50       $  4.31       $  4.10
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                        (0.29)%          6.24%      1.80%     10.73%        13.12%        21.22%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $33,464         $39,234    $43,467    $59,865       $75,971       $72,086
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net
  assets                                1.88%(c)        1.86%      1.91%      1.82%(d)      1.80%(d)      1.91%
==============================================================================================================
Ratio of net investment income to
  average net assets                    6.88%(c)        6.23%      5.95%      5.72%         6.93%         8.89%
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                41%            111%       102%        59%           89%          101%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $39,066,344.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.83% and 1.81% for the years ended 2005 and 2004, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM High Yield Fund

                                                                   INVESTOR CLASS
                                   ------------------------------------------------------------------------------
                                   SIX MONTHS                                                  SEPTEMBER 30, 2003
                                      ENDED                  YEAR ENDED JULY 31,                 (COMMENCEMENT
                                   JANUARY 31,       -----------------------------------       DATE) TO JULY 31,
                                      2008             2007        2006           2005                2004
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   4.31         $   4.32    $   4.51       $   4.32            $   4.20
-----------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                 0.17             0.31        0.30(a)        0.29                0.28(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                        (0.16)           (0.01)      (0.19)          0.20                0.13
-----------------------------------------------------------------------------------------------------------------
  Net increase from payments by
    affiliates                            --               --          --             --                0.00
=================================================================================================================
    Total from investment
      operations                        0.01             0.30        0.11           0.49                0.41
=================================================================================================================
Less dividends from net
  investment income                    (0.17)           (0.31)      (0.30)         (0.30)              (0.29)
=================================================================================================================
Redemption fees added to shares
  of beneficial interest                0.00             0.00        0.00           0.00                0.00
=================================================================================================================
Net asset value, end of period      $   4.15         $   4.31    $   4.32       $   4.51            $   4.32
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                         0.11%            7.06%       2.58%         11.54%               9.93%(c)
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $115,246         $125,803    $145,719       $191,508            $225,998
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net
  assets                                1.08%(d)         1.10%       1.14%          1.03%(e)            0.96%(e)(f)
=================================================================================================================
Ratio of net investment income to
  average net assets                    7.68%(d)         6.99%       6.72%          6.51%               7.77%(f)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(g)                41%             111%        102%            59%                 89%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 9.67%.
(d) Ratios are annualized and based on average daily net assets of $122,586,048.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.04% and 1.03% (annualized) for the years ended 2005 and the period September 30, 2003 (commencement date) to July 31, 2004, respectively.
(f)  Annualized.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                   ------------------------------------------------------------------------------
                                     SIX MONTHS                                                 APRIL 30, 2004
                                       ENDED                 YEAR ENDED JULY 31,                (COMMENCEMENT
                                    JANUARY 31,         ------------------------------        DATE) TO JULY 31,
                                        2008              2007       2006       2005                 2004
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $   4.30          $   4.31    $  4.50    $  4.31              $ 4.39
-----------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                   0.18              0.34       0.32(a)    0.32                0.09(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                          (0.16)            (0.01)     (0.19)      0.18               (0.08)
-----------------------------------------------------------------------------------------------------------------
  Net increase from payments by
    affiliates                              --                --         --         --                0.00
=================================================================================================================
    Total from investment
      operations                          0.02              0.33       0.13       0.50                0.01
=================================================================================================================
Less dividends from net
  investment income                      (0.18)            (0.34)     (0.32)     (0.31)              (0.09)
=================================================================================================================
Redemption fees added to shares
  of beneficial interest                  0.00              0.00       0.00       0.00                0.00
=================================================================================================================
Net asset value, end of period        $   4.14          $   4.30    $  4.31    $  4.50              $ 4.31
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                           0.33%             7.55%      3.06%     11.99%               0.16%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $178,867          $167,971    $86,120    $43,605              $5,309
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net
  assets                                  0.63%(c)          0.64%      0.66%      0.63%(d)            0.67%(e)
=================================================================================================================
Ratio of net investment income to
  average net assets                      8.13%(c)          7.45%      7.20%      6.91%               8.06%(e)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(f)                  41%              111%       102%        59%                 89%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $176,246,235.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.64%.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM High Yield Fund


NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM High Yield Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                            EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
                           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
        CLASS               (08/01/07)        (01/31/08)(1)       PERIOD(2)        (01/31/08)         PERIOD(2)         RATIO
          A                  $1,000.00          $1,000.80           $5.68           $1,019.46           $5.74            1.13%
          B                   1,000.00             999.60            9.45            1,015.69            9.53            1.88
          C                   1,000.00             997.10            9.44            1,015.69            9.53            1.88
      Investor                1,000.00           1,001.10            5.43            1,019.71            5.48            1.08

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

Supplement to Semiannual Report dated 1/31/08

AIM High Yield Fund

Institutional Class Shares                   ==========================================        THE TOTAL ANNUAL FUND OPERATING
                                             AVERAGE ANNUAL TOTAL RETURNS                 EXPENSE RATIO SET FORTH IN THE MOST RECENT
The following information has been           For periods ended 1/31/08                    FUND PROSPECTUS AS OF THE DATE OF THIS
prepared to provide Institutional Class                                                   SUPPLEMENT FOR INSTITUTIONAL CLASS SHARES
shareholders with a performance overview     10 Years                             0.38%   WAS 0.64%. THE EXPENSE RATIOS PRESENTED
specific to their holdings. Institutional       5 Years                          10.05    ABOVE MAY VARY FROM THE EXPENSE RATIOS
Class shares are offered exclusively to         1 Year                           -1.34    PRESENTED IN OTHER SECTIONS OF THE ACTUAL
institutional investors, including defined      6 Months*                         0.33    REPORT THAT ARE BASED ON EXPENSES INCURRED
contribution plans that meet certain                                                      DURING THE PERIOD COVERED BY THIS
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 SUPPLEMENT.
                                             For periods ended 12/31/07, most recent
                                             calendar quarter-end                              A REDEMPTION FEE OF 2% WILL BE
                                                                                          IMPOSED ON CERTAIN REDEMPTIONS OR
                                             10 Years                             0.75%   EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                                5 Years                          11.07    OF PURCHASE. EXCEPTIONS TO THE REDEMPTION
                                                1 Year                            1.85    FEE ARE LISTED IN THE FUND'S PROSPECTUS.
                                                6 Months*                        -1.44
                                                                                               PLEASE NOTE THAT PAST PERFORMANCE IS
                                             *    Cumulative total return that has not    NOT INDICATIVE OF FUTURE RESULTS. MORE
                                                  been annualized                         RECENT RETURNS MAY BE MORE OR LESS THAN
                                             ==========================================   THOSE SHOWN. ALL RETURNS ASSUME
                                                                                          REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                             IS APRIL 30, 2004. RETURNS SINCE THAT DATE   FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS    MAY BE WORTH MORE OR LESS THAN THEIR
                                             ARE BLENDED RETURNS OF HISTORICAL            ORIGINAL COST. SEE FULL REPORT FOR
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND    INFORMATION ON COMPARATIVE BENCHMARKS.
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR      PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF       MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET     MONTH-END PERFORMANCE, PLEASE CALL
                                             VALUE (NAV) AND REFLECT THE RULE 12B-1       800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             FEES APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS JUNE 11, 1978.

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES PRIMARILY DUE TO
                                             DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [AIM INVESTMENTS LOGO]
AIMinvestments.com HYI-INS-2  A I M Distributors, Inc.  --REGISTERED TRADEMARK--

AIM High Yield Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
        CLASS             (08/01/07)      (01/31/08)(1)     PERIOD(2)      (01/31/08)       PERIOD(2)       RATIO
    Institutional          $1,000.00        $1,003.30         $3.17         $1,021.97         $3.20          0.63%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.


                                           Fund holdings and proxy voting information

         [eDELIVERY                        The Fund provides a complete list of its
        GO PAPERLESS                       holdings four times in each fiscal year,
AIMinvestments.com/eDELIVERY               at the quarter-ends. For the second and
          GRAPHIC]                         fourth quarters, the lists appear in the
                                           Fund's semiannual and annual reports to
REGISTER FOR eDELIVERY                     shareholders. For the first and third
                                           quarters, the Fund files the lists with
eDelivery is the process of receiving      the Securities and Exchange Commission
your fund and account information via      (SEC) on Form N-Q. The most recent list
e-mail. Once your quarterly statements,    of portfolio holdings is available at
tax forms, fund reports, and               AIMinvestments.com. From our home page,
prospectuses are available, we will send   click on Products & Performance, then
you an e-mail notification containing      Mutual Funds, then Fund Overview. Select
links to these documents. For security     your Fund from the drop-down menu and
purposes, you will need to log in to       click on Complete Quarterly Holdings.
your account to view your statements and   Shareholders can also look up the Fund's
tax forms.                                 Forms N-Q on the SEC Web site at
                                           sec.gov. Copies of the Fund's Forms N-Q
WHY SIGN UP?                               may be reviewed and copied at the SEC
                                           Public Reference Room in Washington,
Register for eDelivery to:                 D.C. You can obtain information on the
                                           operation of the Public Reference Room,
-    save your Fund the cost of printing   including information about duplicating
     and postage.                          fee charges, by calling 202-942-8090 or
                                           800-732-0330, or by electronic request
-    reduce the amount of paper you        at the following e-mail address:
     receive.                              publicinfo@sec.gov. The SEC file numbers
                                           for the Fund are 811-05686 and
-    gain access to your documents         033-39519.
     faster by not waiting for the mail.
                                           A description of the policies and
-    view your documents online anytime    procedures that the Fund uses to
     at your convenience.                  determine how to vote proxies relating
                                           to portfolio securities is available
-    save the documents to your personal   without charge, upon request, from our
     computer or print them out for your   Client Services department at
     records.                              800-959-4246 or on the AIM Web site,
                                           AIMinvestments.com. On the home page,
HOW DO I SIGN UP?                          scroll down and click on Proxy Policy.
                                           The information is also available on the
It's easy. Just follow these simple steps: SEC Web site, sec.gov.

1.   Log in to your account.               Information regarding how the Fund voted
                                           proxies related to its portfolio
2.   Click on the "Service Center" tab.    securities during the 12 months ended
                                           June 30, 2007, is available at our Web
3.   Select "Register for eDelivery" and   site. Go to AIMinvestments.com, access
     complete the consent process.         the About Us tab, click on Required
                                           Notices and then click on Proxy Voting
This AIM service is provided by AIM        Activity. Next, select the Fund from the
Investment Services, Inc.                  drop-down menu. The information is also
                                           available on the SEC Web site, sec.gov.

                                           HYI-SAR-1    A I M Distributors, Inc.

                                                          [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

FIXED INCOME

                                                                 AIM Income Fund

Intermediate-Term Taxable
Investment Grade

                            Semiannual Report to Shareholders - January 31, 2008

Table of Contents

Fund Performance ................    2
Letter to Shareholders ..........    4
Schedule of Investments .........    5
Financial Statements ............   13
Notes to Financial Statements ...   16
Financial Highlights ............   24
Fund Expenses ...................   29

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                            are from A I M Management Group Inc.

                                              If used after April 20, 2008, this
                                                 report must be accompanied by a
                                                        Fund fact sheet or by an
                                                AIM Quarterly Performance Review
                                                for the most recent quarter-end.

                     ===========================================================
                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
                     ===========================================================

[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--   NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM Income Fund

Fund performance

================================================================================

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/07-1/31/08, at net asset value (NAV). Performance shown does not include applicable CDSC or front-end sales charges, which would have reduced performance.

Class A Shares                                                             -0.21%
Class B Shares                                                             -0.74
Class C Shares                                                             -0.59
Class R Shares                                                             -0.34
Investor Class Shares                                                      -0.20
Lehman Brothers U.S. Aggregate Bond Index(triangle) (Broad Market Index)    6.82
Lehman Brothers U.S. Credit Index(triangle) (Style-Specific Index)          5.22
Lipper BBB Rated Funds Index(triangle) (Peer Group Index)                   5.18

SOURCE: (TRIANGLE) LIPPER INC.

The LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.

     The LEHMAN BROTHERS U.S. CREDIT INDEX is an unmanaged index that consists of publicly issued, SEC-registered U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

     The LIPPER BBB RATED FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper BBB Rated Funds category. The funds invest at least 65% of assets in corporate and government debt issues rated in the top four grades.

     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and conse-quently, the performance of the Fund may deviate significantly from the performance of the indexes.

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

================================================================================

=====================================   ========================================

AVERAGE ANNUAL TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/08,  including maximum       As of 12/31/07, the most recent
applicable sales charges                quarter-end, including maximum
                                        applicable sales charges

CLASS A SHARES                          CLASS A SHARES
Inception (5/3/68)               6.62%  Inception (5/3/68)                  6.64%
10 Years                         2.28   10 Years                            2.49
5 Years                          3.43   5 Years                             3.69
1 Year                          -3.78   1 Year                             -3.43

CLASS B SHARES                          CLASS B SHARES
Inception (9/7/93)               3.72%  Inception (9/7/93)                  3.78%
10 Years                         2.16   10 Years                            2.38
5 Years                          3.31   5 Years                             3.58
1 Year                          -4.66   1 Year                             -4.34

CLASS C SHARES                          CLASS C SHARES
Inception (8/4/97)               2.53%  Inception (8/4/97)                  2.59%
10 Years                         1.99   10 Years                            2.20
5 Years                          3.64   5 Years                             3.87
1 Year                          -0.69   1 Year                             -0.52

CLASS R SHARES                          CLASS R SHARES
10 Years                         2.50%  10 Years                            2.71%
5 Years                          4.14   5 Years                             4.41
1 Year                           0.61   1 Year                              1.11

INVESTOR CLASS SHARES                   INVESTOR CLASS SHARES
10 Years                         2.79%  10 Years                            3.01%
5 Years                          4.47   5 Years                             4.74
1 Year                           1.04   1 Year                              1.38

=====================================   ========================================

AIM Income Fund

Class R shares' inception   cannot guarantee            on expenses incurred
date is June 3, 2002.       comparable future           during the period covered
Returns since that date     results; current            by this report.
are historical returns.     performance may be lower
All other returns are       or higher. Please visit          Class A share
blended returns of          AIMinvestments.com for      performance reflects the
historical Class R share    the most recent month-end   maximum 4.75% sales
performance and restated    performance. Performance    charge, and Class B and
Class A share perform-      figures reflect             Class C share performance
ance (for periods prior     reinvested distributions,   reflects the applicable
to the inception date of    changes in net asset        contingent deferred sales
Class R shares) at net      value and the effect of     charge (CDSC) for the
asset value, adjusted to    the maximum sales charge    period involved. The CDSC
reflect the higher Rule     unless otherwise stated.    on Class B shares
12b-1 fees applicable to    Performance figures do      declines from 5%
Class R shares. Class A     not reflect deduction of    beginning at the time of
shares' inception date is   taxes a shareholder would   purchase to 0% at the
May 3, 1968.                pay on Fund distributions   beginning of the seventh
                            or sale of Fund shares.     year. The CDSC on Class C
     Investor Class         Investment return and       shares is 1% for the
shares' inception date is   principal value will        first year after
September 30, 2003.         fluctuate so that you may   purchase. Class R shares
Returns since that date     have a gain or loss when    do not have a front-end
are historical returns.     you sell shares.            sales charge; returns
All other returns are                                   shown are at net asset
blended returns of               The total annual       value and do not reflect
historical Investor Class   Fund operating expense      a 0.75% CDSC that may be
share performance and       ratio set forth in the      imposed on a total
restated Class A share      most recent Fund            redemption of retirement
performance (for periods    prospectus as of the date   plan assets within the
prior to the inception      of this report for Class    first year. Investor
date of Investor Class      A, Class B, Class C,        Class shares do not have
shares) at net asset        Class R and Investor        a front-end sales charge
value, which restated       Class shares was 1.06%,     or a CDSC; therefore,
performance will reflect    1.81%, 1.81%, 1.31% and     performance is at net
the higher Rule 12b-1       1.06%, respectively. The    asset value.
fees applicable to Class    expense ratios presented
A shares for the period     above may vary from the          The performance of
using blended returns.      expense ratios presented    the Fund's share classes
Class A shares' inception   in other sections of this   will differ primarily due
date is May 3, 1968.        report that are based       to different sales charge
                                                        structures and class
     The performance data                               expenses.
quoted represent past
performance and

AIM Income Fund

                    Dear Fellow AIM Fund Shareholders:

                    The lines of communication are open: More than 250 of you
                    have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50
                    shareholders have contacted me directly by e-mail. When I
                    could respond quickly and easily to a shareholder's specific
[CROCKETT           concern I did, but the messages for the most part raised
  PHOTO]            consistent issues that I respond to here.

                         I have received many suggestions, a few complaints, and
                    one offer to buy a gold mine! In general, your letters
                    expressed an appreciation for transparency, frankness and
                    the opportunity to comment. Nevertheless, several sharehold-
                    ers found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information
                    needs. With these reports going to tens of thousands of
                    people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or
Bruce L. Crockett   further customize letters and reports is also affected by
                    technology, timeliness and cost.

                         Online survey responders preferred electronic
                    communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

                         The correspondence shows that improving fund
                    performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and
                    Financial Industry Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with AIM
                    Investments to make improved performance a top priority for all fund managers.

                         Expense levels came up as another dominant issue, and
                    no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind.
                    While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

                         The value of communication between the Board and
                    shareholders has been noted within and beyond the AIM community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important.
                    Morningstar--registered trademark--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where AIM was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

                         In other news, Ruth Quigley retired from your Board at
                    the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation
                    Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema
                    Mathi-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

                         Your Board looks forward to another year of diligent
                    effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board of Trustees
                    March 18, 2008

AIM Income Fund

PORTFOLIO COMPOSITION

By industry, based on Net Assets
as of January 31, 2008


---------------------------------------------------------
Other Diversified Financial Services              20.5%
---------------------------------------------------------
Diversified Banks                                  9.6
---------------------------------------------------------
Property & Casualty Insurance                      7.0
---------------------------------------------------------
Integrated Telecommunication Services              6.2
---------------------------------------------------------
Wireless Telecommunication Services                4.1
---------------------------------------------------------
Broadcasting & Cable TV                            3.7
---------------------------------------------------------
Regional Banks                                     3.5
---------------------------------------------------------
Other Industries, Each with Less than 3% of
  Total Net Assets                                47.4
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                     (2.0)
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS(a)

January 31, 2008
(Unaudited)


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BONDS & NOTES-78.42%

AEROSPACE & DEFENSE-0.75%

Systems 2001 Asset Trust LLC (United
  Kingdom)- Series 2001, Class G, Jr. Sec.
  Pass Through Ctfs., (INS-MBIA Insurance
  Corp.) 6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost
  $3,740,909)(b)(c)(d)                         $ 3,406,427   $  3,593,611
=========================================================================

AIRLINES-0.52%

Southwest Airlines Co., Sr. Unsec. Bond,
  7.38%, 03/01/27(b)                             2,310,000      2,520,995
=========================================================================

ALTERNATIVE CARRIERS-0.13%

Level 3 Financing Inc., Sr. Unsec. Gtd.
  Unsub. Global Notes, 9.25%, 11/01/14(b)          690,000        602,025
=========================================================================

ALUMINUM-0.40%

Novelis Inc. (Canada), Sr. Unsec. Gtd. Global
  Notes, 7.25%, 02/15/15(b)                      2,045,000      1,896,738
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.13%

Bank of New York Institutional Capital Trust-
  Series A, Jr. Sub. Trust Pfd. Capital
  Securities, 7.78%, 12/01/26 (Acquired
  06/12/03-09/06/07; Cost $5,900,914)(b)(c)      5,225,000      5,437,553
=========================================================================

AUTO PARTS & EQUIPMENT-0.08%

Visteon Corp., Sr. Unsec. Global Notes,
  8.25%, 08/01/10(b)                               460,000        380,650
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


BROADCASTING & CABLE TV-3.66%

Comcast Cable Communications Holdings Inc.,
  Sr. Unsec. Gtd. Global Notes, 9.46%,
  11/15/22(b)                                  $ 5,430,000   $  6,958,056
-------------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12(b)                            5,660,000      6,705,062
-------------------------------------------------------------------------
Cox Enterprises, Inc.,
  Notes,
  4.38%, 05/01/08 (Acquired 01/25/07; Cost
  $471,480)(b)(c)                                  480,000        480,077
-------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.88%, 09/15/10 (Acquired 05/02/07; Cost
  $1,604,314)(b)(c)                              1,495,000      1,622,823
-------------------------------------------------------------------------
CSC Holdings, Inc.-Series B, Sr. Unsec.
  Notes, 7.63%, 04/01/11(b)                        645,000        640,969
-------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
  Unsec. Gtd. Notes, 10.15%, 05/01/12(b)         1,000,000      1,166,780
=========================================================================
                                                               17,573,767
=========================================================================

BUILDING PRODUCTS-0.42%

American Standard Inc., Sr. Unsec. Gtd.
  Notes, 7.38%, 02/01/08(b)                      2,000,000      1,999,720
=========================================================================

COMMERCIAL PRINTING-0.09%

Quebecor World Capital Corp. (Canada), Sr.
  Unsec. Gtd. Notes, 8.75%, 03/15/16
  (Acquired 01/11/07; Cost $906,200)(b)(c)(e)      920,000        454,250
=========================================================================

AIM Income Fund


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

CONSUMER FINANCE-2.89%

Capital One Capital III, Jr. Gtd. Sub. Notes,
  7.69%, 08/15/36(b)                           $ 3,130,000   $  2,434,608
-------------------------------------------------------------------------
Ford Motor Credit Co. LLC,
  Sr. Unsec. Notes,
  6.63%, 06/16/08(b)                             2,760,000      2,766,210
-------------------------------------------------------------------------
  8.00%, 12/15/16(b)                             2,770,000      2,324,501
-------------------------------------------------------------------------
HSBC America Capital Trust I, Gtd. Bank
  Stock, 7.81%, 12/15/26 (Acquired 09/10/07;
  Cost $1,035,500)(b)(c)                         1,000,000      1,040,760
-------------------------------------------------------------------------
SLM Corp.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  5.08%, 03/16/09 (Acquired 09/25/07; Cost
  $4,331,250)(b)(c)(f)                           4,500,000      4,319,028
-------------------------------------------------------------------------
  Unsec. Floating Rate Medium-Term Notes,
  4.25%, 04/14/08(b)(f)                          1,000,000        993,214
=========================================================================
                                                               13,878,321
=========================================================================

DISTILLERS & VINTNERS-0.09%

Constellation Brands Inc., Sr. Unsec Gtd.
  Global Notes, 7.25%, 05/15/17(b)                 460,000        440,450
=========================================================================

DIVERSIFIED BANKS-9.58%

Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired
  04/21/05-05/11/06; Cost $5,496,246)(b)(c)      4,465,000      4,710,664
-------------------------------------------------------------------------
BankAmerica Institutional-Series A, Jr. Gtd.
  Sub. Trust Pfd. Capital Securities, 8.07%,
  12/31/26 (Acquired 02/15/06-09/26/06; Cost
  $2,493,941)(b)(c)                              2,380,000      2,480,293
-------------------------------------------------------------------------
BBVA International Preferred S.A. Unipersonal
  (Spain), Jr. Unsec. Gtd. Sub. Notes, 5.92%
  (Acquired 03/22/07; Cost
  $2,680,000)(b)(c)(g)                           2,680,000      2,413,394
-------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.85%, 06/01/27
  (Acquired 05/22/03-11/22/04; Cost
  $6,116,283)(b)(c)                              4,840,000      5,084,856
-------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.23%, 02/01/27(b)         3,790,000      3,954,031
-------------------------------------------------------------------------
First Union Capital I-Series A, Jr. Gtd. Sub.
  Trust Pfd. Capital Securities, 7.94%,
  01/15/27(b)                                    5,300,000      5,434,779
-------------------------------------------------------------------------
First Union Institutional Capital I, Jr.
  Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities, 8.04%, 12/01/26(b)                 3,060,000      3,168,967
-------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)-Series
  1, Unsec. Sub. Floating Rate Euro Notes,
  5.13%(b)(f)(g)                                 2,300,000      1,679,000
-------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Jr. Unsec. Gtd. Sub. Second Tier
  Euro Bonds, 8.38%(b)(g)                        1,070,000      1,084,429
-------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 5.56%, 08/29/87(b)(f)          2,700,000      2,146,500
-------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 5.56%(b)(f)(g)              $ 3,270,000   $  2,321,635
-------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Bonds,
  8.25%, 11/01/24(b)                             2,080,000      2,428,483
-------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg), Euro Notes,
  6.50%, 08/11/08(b)                             1,350,000      1,352,978
-------------------------------------------------------------------------
RBS Capital Trust III, Jr. Gtd. Sub. Trust
  Pfd. Global Notes, 5.51%(b)(f)(g)              1,350,000      1,257,444
-------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(b)(g)            3,200,000      3,220,160
-------------------------------------------------------------------------
Wachovia Capital Trust V, Jr. Gtd. Sub. Trust
  Pfd. Capital Securities, 7.97%, 06/01/27
  (Acquired 08/08/07; Cost $3,355,451)(b)(c)     3,225,000      3,317,299
=========================================================================
                                                               46,054,912
=========================================================================

DIVERSIFIED CHEMICALS-0.06%

Bayer Corp., Bonds, 6.20%, 02/15/08 (Acquired
  01/26/07; Cost $276,557)(b)(c)                   275,000        275,990
=========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.05%

Erac USA Finance Co., Sr. Unsec. Gtd. Notes,
  7.00%, 10/15/37 (Acquired 10/10/07; Cost
  $4,956,700)(b)(c)                              5,000,000      4,425,750
-------------------------------------------------------------------------
GEO Group, Inc. (The), Sr. Unsec. Global
  Notes, 8.25%, 07/15/13(b)                        625,000        634,375
=========================================================================
                                                                5,060,125
=========================================================================

DIVERSIFIED METALS & MINING-0.23%

Reynolds Metals Co., Sr. Unsec. Unsub.
  Medium-Term Notes, 7.00%, 05/15/09(b)          1,100,000      1,127,071
=========================================================================

ELECTRIC UTILITIES-0.83%

Commonwealth Edison Co.-Series 99, Sec. First
  Mortgage Bonds, 3.70%, 02/01/08(b)               120,000        119,988
-------------------------------------------------------------------------
Edison Mission Energy, Sr. Unsec. Global
  Notes, 7.00%, 05/15/17(b)                        920,000        902,750
-------------------------------------------------------------------------
Entergy Gulf States Inc., Sec. Floating Rate
  First Mortgage Bonds, 5.90%, 12/08/08
  (Acquired 03/19/07; Cost $200,286)(b)(c)(f)      200,000        200,034
-------------------------------------------------------------------------
Ipalco Enterprises Inc., Sr. Sec. Global
  Notes, 8.38%, 11/14/08(b)                         25,000         25,562
-------------------------------------------------------------------------
Tenaska Alabama Partners L.P., Sr. Sec.
  Notes, 7.00%, 06/30/21 (Acquired
  05/03/07-05/21/07; Cost $1,473,292)(b)(c)      1,432,669      1,396,852
-------------------------------------------------------------------------
Westar Energy, Inc., Sr. Sec. First Mortgage
  Notes, 7.13%, 08/01/09(b)                      1,292,000      1,347,233
=========================================================================
                                                                3,992,419
=========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.53%

Waste Management Inc., Unsec. Deb., 8.75%,
  05/01/18(b)                                    7,300,000      7,370,372
=========================================================================

AIM Income Fund


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

GENERAL MERCHANDISE STORES-0.17%

Pantry, Inc. (The), Sr. Gtd. Sub. Global
  Notes, 7.75%, 02/15/14(b)                    $   920,000   $    832,600
=========================================================================

HEALTH CARE SERVICES-0.56%

Orlando Lutheran Towers Inc.,
  Bonds,
  7.75%, 07/01/11(b)                             1,140,000      1,145,027
-------------------------------------------------------------------------
  8.00%, 07/01/17 (Acquired 06/13/07; Cost
  $1,525,000)(c)(h)(i)                           1,525,000      1,555,500
=========================================================================
                                                                2,700,527
=========================================================================

HOMEBUILDING-0.99%

D.R. Horton, Inc.,
  Sr. Unsec. Gtd. Notes,
  8.00%, 02/01/09(b)                             2,725,000      2,642,487
-------------------------------------------------------------------------
  7.88%, 08/15/11(b)                             2,200,000      2,117,852
=========================================================================
                                                                4,760,339
=========================================================================

INTEGRATED OIL & GAS-2.17%

ConocoPhillips, Sr. Unsec. Deb., 7.13%,
  03/15/28(b)                                    4,185,000      4,323,105
-------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Unsec. Sub. Yankee
  Bonds, 8.90%, 08/15/28(b)(f)                   6,000,000      6,111,060
=========================================================================
                                                               10,434,165
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.24%

AT&T Inc., Global Bonds, 5.50%, 02/01/18(b)      2,230,000      2,240,191
-------------------------------------------------------------------------
Embarq Corp.,
  Sr. Unsec. Notes,
  7.08%, 06/01/16(b)                             1,850,000      1,881,210
-------------------------------------------------------------------------
  8.00%, 06/01/36(b)                             4,620,000      4,656,590
-------------------------------------------------------------------------
Pacific Bell Telephone Co., Unsec. Deb.,
  7.38%, 07/15/43(b)                             4,620,000      4,923,026
-------------------------------------------------------------------------
Southwestern Bell Telephone L.P., Sr. Unsec.
  Unsub. Deb., 7.20%, 10/15/26(b)                2,460,000      2,541,967
-------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
  Deb., 6.13%, 01/15/13(b)                       1,850,000      1,934,527
-------------------------------------------------------------------------
Verizon New York Inc., Sr. Unsec. Bonds,
  7.00%, 12/01/33(b)                             1,990,000      2,041,461
-------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Sr. Unsec.
  Global Bonds, 4.63%, 03/15/13(b)               9,945,000      9,781,106
=========================================================================
                                                               30,000,078
=========================================================================

INTERNET RETAIL-1.07%

Expedia, Inc., Sr. Unsec. Gtd. Putable Global
  Notes, 7.46%, 08/15/18(b)                      4,940,000      5,132,709
=========================================================================

INVESTMENT BANKING & BROKERAGE-2.91%

Bear Stearns Cos. Inc., (The), Floating Rate
  Notes, 4.33%, 07/19/10(b)(f)                   3,160,000      2,896,393
-------------------------------------------------------------------------
Bear Stearns Cos. Inc., (The), Sr. Unsec.
  Global Notes, 7.25%, 02/01/18(b)               2,230,000      2,235,292
-------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-(CONTINUED)

Dryden Investor Trust, Bonds, 7.16%, 07/23/08
  (Acquired 04/10/06-01/16/07; Cost
  $161,592)(b)(c)                              $   159,299   $    160,458
-------------------------------------------------------------------------
Goldman Sachs Group Inc. (The), Sub. Global
  Notes, 6.75%, 10/01/37(b)                      1,710,000      1,678,690
-------------------------------------------------------------------------
Jefferies Group, Inc., Sr. Unsec. Notes,
  6.45%, 06/08/27(b)                             5,040,000      4,684,781
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series I, Sr.
  Floating Rate Medium-Term Notes, 3.34%,
  11/24/08(b)(f)                                   650,000        641,602
-------------------------------------------------------------------------
Morgan Stanley-Series F, Sr. Unsec. Medium-
  Term Global Notes, 5.95%, 12/28/17(b)          1,680,000      1,690,785
=========================================================================
                                                               13,988,001
=========================================================================

LIFE & HEALTH INSURANCE-1.10%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $1,314,253)(b)(c)     1,330,000      1,447,146
-------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Sr. Sec.
  Bonds, (INS-Financial Security Assurance
  Inc.) 7.25%, 12/18/23 (Acquired 01/22/04;
  Cost $3,918,080)(b)(c)(d)                      3,310,000      3,855,488
=========================================================================
                                                                5,302,634
=========================================================================

METAL & GLASS CONTAINERS-0.32%

Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes, 8.25%,
  05/15/13(b)                                    1,485,000      1,548,113
=========================================================================

MORTGAGE REIT'S-0.76%

iStar Financial Inc., Sr. Unsec. Notes,
  7.00%, 03/15/08(b)                             3,620,000      3,637,195
=========================================================================

MOVIES & ENTERTAINMENT-1.60%

News America Holdings Inc., Sr. Unsec. Gtd.
  Deb., 7.75%, 12/01/45(b)                       4,620,000      5,091,471
-------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Deb.,
  6.50%, 11/15/36(b)                             2,760,000      2,598,098
=========================================================================
                                                                7,689,569
=========================================================================

MULTI-UTILITIES-1.07%

Dominion Capital Trust I, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital Securities, 7.83%,
  12/01/27(b)                                    4,920,000      5,131,904
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-13.43%

BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities,
  8.00%, 12/15/26(b)                             1,525,000      1,585,726
-------------------------------------------------------------------------
BankAmerica Capital III, Jr. Gtd. Sub.
  Floating Rate Trust Pfd. Capital
  Securities, 4.83%, 01/15/27(b)(f)              4,860,000      4,116,459
-------------------------------------------------------------------------
Capmark Financial Group Inc., Sr. Unsec. Gtd.
  Floating Rate Notes, 5.53%, 05/10/10
  (Acquired 09/27/07-01/08/08; Cost
  $4,425,525)(b)(c)(f)                           4,920,000      3,708,401
-------------------------------------------------------------------------

AIM Income Fund


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Countrywide Home Loans, Inc.-Series L, Unsec.
  Gtd. Unsub. Medium-Term Global Notes,
  3.25%, 05/21/08(b)                           $ 8,160,000   $  7,976,400
-------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Global Notes, 6.85%,
  06/15/17(b)                                    2,575,000      2,471,511
-------------------------------------------------------------------------
Liberty Financial Cos. Inc., Unsec. Notes,
  6.75%, 11/15/08(b)                               260,000        266,939
-------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands), Notes,
  4.69%, 11/14/08 (Acquired
  08/31/06-02/23/07; Cost $4,293,958)(b)(c)      4,350,000      4,398,763
-------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-03/03/06;
  Cost $8,173,107)(b)(c)(f)(g)                   7,245,000      7,412,504
-------------------------------------------------------------------------
NB Capital Trust II, Jr. Gtd. Sub. Trust Pfd.
  Capital Securities, 7.83%, 12/15/26(b)           750,000        777,705
-------------------------------------------------------------------------
NB Capital Trust IV, Jr. Gtd. Sub. Trust Pfd.
  Capital Securities, 8.25%, 04/15/27(b)         4,400,000      4,586,164
-------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2,
  Class A1, Global Bonds, 9.69%, 08/15/09(b)     2,721,250      2,815,786
-------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 01/10/03-09/22/04; Cost
  $5,704,016)(b)(c)                              4,921,111      5,639,249
-------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands)- Class A-1a, Sr. Sec. Floating
  Rate Notes, 3.66%, 01/25/36 (Acquired
  03/21/05; Cost $2,640,286)(b)(c)(f)(h)         2,640,286      2,542,398
-------------------------------------------------------------------------
Residential Capital LLC, Sr. Unsec. Gtd.
  Unsub. Floating Rate Notes, 5.65%,
  06/09/08(b)(f)                                13,090,000     11,257,400
-------------------------------------------------------------------------
Twin Reefs Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 5.41%
  (Acquired 12/07/04-04/03/06; Cost
  $1,644,980)(b)(c)(f)(g)(h)                     1,640,000        330,050
-------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 5.83%
  (Acquired 11/10/06; Cost
  $2,593,056)(b)(c)(f)(g)(h)                     2,590,000        521,238
-------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan), Unsec. Gtd.
  Sub. Euro Bonds, 8.75%(b)(g)                   3,000,000      3,046,893
-------------------------------------------------------------------------
Windsor Financing LLC, Sr. Sec. Gtd. Notes,
  5.88%, 07/15/17 (Acquired 02/07/06; Cost
  $1,002,262)(b)(c)                              1,002,262      1,105,044
=========================================================================
                                                               64,558,630
=========================================================================

PAPER PRODUCTS-0.59%

International Paper Co., Sr. Unsec. Unsub.
  Notes, 5.13%, 11/15/12(b)                        920,000        930,966
-------------------------------------------------------------------------
Mercer International Inc., Sr. Unsec. Global
  Notes, 9.25%, 02/15/13(b)                      2,160,000      1,890,000
=========================================================================
                                                                2,820,966
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


PROPERTY & CASUALTY INSURANCE-6.95%

First American Capital Trust I, Gtd. Trust
  Pfd. Capital Securities, 8.50%, 04/15/12(b)  $ 9,160,000   $ 10,244,727
-------------------------------------------------------------------------
North Front Pass-Through Trust, Pass Through
  Ctfs., 5.81%, 12/15/24 (Acquired 12/08/04;
  Cost $4,327,916)(b)(c)                         4,300,000      4,118,368
-------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Gtd. Bonds, 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $4,062,420)(b)(c)      3,805,000      3,988,249
-------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56% (Acquired
  06/15/06; Cost $10,000,000)(b)(c)(g)          10,000,000     10,234,000
-------------------------------------------------------------------------
QBE Capital Funding II L.P. (Australia), Gtd.
  Sub. Bonds, 6.80% (Acquired
  04/25/07-06/29/07; Cost
  $4,895,196)(b)(c)(g)                           4,980,000      4,834,783
=========================================================================
                                                               33,420,127
=========================================================================

REGIONAL BANKS-3.47%

Cullen/Frost Capital Trust I, Jr. Unsec. Gtd.
  Sub. Floating Rate Notes, 6.67%,
  03/01/34(b)(f)                                 6,550,000      6,129,359
-------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Capital Securities, 5.69%,
  06/01/28(b)(f)                                 1,160,000      1,003,945
-------------------------------------------------------------------------
Popular North America Inc.-Series E, Sr.
  Medium-Term Notes, 3.88%, 10/01/08(b)            173,000        173,420
-------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub. Notes,
  6.05%, 06/01/17(b)                             5,880,000      5,752,522
-------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(b)                                    2,120,000      2,170,498
-------------------------------------------------------------------------
US AgBank FCB-Series 1, Notes, 6.11%
  (Acquired 03/15/07; Cost
  $1,595,000)(b)(c)(g)(h)                        1,595,000      1,444,560
=========================================================================
                                                               16,674,304
=========================================================================

REINSURANCE-1.46%

Reinsurance Group of America, Inc., Jr.
  Unsec. Sub. Deb., 6.75%, 12/15/65(b)           4,620,000      4,307,134
-------------------------------------------------------------------------
Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-07/19/07; Cost
  $6,251,480)(b)(c)(h)                           6,400,000      2,721,856
=========================================================================
                                                                7,028,990
=========================================================================

RESTAURANTS-0.38%

Darden Restaurants Inc., Sr. Unsec. Notes,
  6.20%, 10/15/17(b)                             1,850,000      1,829,761
=========================================================================

RETAIL REIT'S-0.03%

Simon Property Group LP, Unsec. Global Notes,
  5.38%, 08/28/08(b)                               123,000        123,187
=========================================================================

AIM Income Fund


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

SPECIALIZED FINANCE-0.76%

CIT Group Inc.,
  Sr. Medium-Term Notes,
  4.75%, 08/15/08(b)                           $ 1,000,000   $    992,810
-------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Medium-Term Notes,
  5.23%, 05/23/08(b)(f)                          1,320,000      1,305,493
-------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Global Notes,
  4.00%, 05/08/08(b)                             1,350,000      1,340,888
=========================================================================
                                                                3,639,191
=========================================================================

SPECIALIZED REIT'S-1.09%

HCP Inc.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  5.44%, 09/15/08(b)(f)                          1,835,000      1,808,497
-------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes,
  6.70%, 01/30/18(b)                             1,710,000      1,596,935
-------------------------------------------------------------------------
Health Care REIT Inc., Sr. Unsec. Notes,
  5.88%, 05/15/15(b)                             1,990,000      1,820,472
=========================================================================
                                                                5,225,904
=========================================================================

SPECIALTY CHEMICALS-0.64%

Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(b)                             1,525,000      1,573,617
-------------------------------------------------------------------------
  6.05%, 05/01/17(b)                             1,520,000      1,497,656
=========================================================================
                                                                3,071,273
=========================================================================

STEEL-0.53%

United States Steel Corp.,
  Sr. Unsec. Unsub. Notes,
  6.05%, 06/01/17(b)                             1,850,000      1,741,904
-------------------------------------------------------------------------
  6.65%, 06/01/37(b)                               920,000        811,054
=========================================================================
                                                                2,552,958
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.66%

Countrywide Financial Corp., Unsec. Gtd.
  Unsub. Medium-Term Global Notes, 5.80%,
  06/07/12(b)                                      980,000        891,800
-------------------------------------------------------------------------
Washington Mutual, Inc.,
  Floating Rate Global Notes,
  5.13%, 08/25/08(b)(f)                          1,420,000      1,391,614
-------------------------------------------------------------------------
Washington Mutual, Inc., Global Notes, 4.50%,
  08/25/08(b)                                      910,000        898,079
=========================================================================
                                                                3,181,493
=========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.20%

United Rentals North America, Inc., Sr.
  Unsec. Gtd. Global Notes, 6.50%,
  02/15/12(b)                                      920,000        848,700
-------------------------------------------------------------------------
Western Power Distribution Holdings Ltd.
  (United Kingdom), Sr. Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired
  01/25/05-03/03/05; Cost $4,822,997)(b)(c)      4,225,000      4,898,085
=========================================================================
                                                                5,746,785
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


TRUCKING-1.38%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(b)                           $ 6,675,000   $  6,654,575
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.45%

Alamosa Delaware Inc., Sr. Unsec. Gtd. Global
  Notes, 8.50%, 01/31/12(b)                      5,025,000      5,220,221
-------------------------------------------------------------------------
Digicel Group Ltd. (Bermuda), Sr. Notes,
  8.88%, 01/15/15 (Acquired
  08/08/07-08/24/07; Cost $466,000)(b)(c)          500,000        445,000
-------------------------------------------------------------------------
Nextel Communications, Inc.-Series D, Sr.
  Unsec. Gtd. Notes, 7.38%, 08/01/15(b)          8,820,000      7,980,160
-------------------------------------------------------------------------
Sprint Nextel Corp., Sr. Unsec. Bonds, 9.25%,
  04/15/22(b)                                    2,710,000      2,942,762
=========================================================================
                                                               16,588,143
=========================================================================
    Total Bonds & Notes (Cost $399,339,697)                   376,933,090
=========================================================================

                                                 SHARES
PREFERRED STOCKS-7.24%

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.72%

AES Trust VII, 6% Trust Pfd.(j)                     70,065      3,468,217
=========================================================================

LIFE & HEALTH INSURANCE-0.41%

Aegon N.V. (Netherlands), 6.38% Pfd.(j)             83,000      1,977,890
=========================================================================

OFFICE SERVICES & SUPPLIES-2.10%

Pitney Bowes International Holdings Inc.,-
  Series D 4.85% Pfd.(b)(j)                            105     10,100,400
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.66%

Auction Pass Through Trust-Series 2007-T2,
  Class A 7.95% Pfd. (Acquired
  10/16/07-12/14/07; Cost $12,745,556)(c)(h)           169     12,795,590
=========================================================================

SPECIALIZED FINANCE-0.27%

Agfirst Farm Credit Bank-Class B 6.59% Pfd.
  (Acquired 06/05/07; Cost
  $1,515,000)(b)(c)(g)                           1,515,000      1,315,550
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.45%

Freddie Mac 8.38% Pfd.(j)                           80,000      2,148,000
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.63%

Telephone & Data Systems, Inc.-Series A 7.60%
  Pfd.                                             136,000      3,005,600
=========================================================================
    Total Preferred Stocks (Cost $35,442,929)                  34,811,247
=========================================================================

AIM Income Fund

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
ASSET-BACKED SECURITIES-5.56%

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-0.21%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bonds,
  3.76%, 10/25/36 (Acquired
  03/24/04-05/26/04; Cost
  $2,022,452)(c)(f)(h)(i)                      $ 2,042,145   $  1,021,072
=========================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS-0.93%

Federal Home Loan Bank-Series TQ-2015, Class
  A, Pass Through Ctfs., 5.07%, 10/20/15(b)      1,206,598      1,270,041
-------------------------------------------------------------------------
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes,
  5.92%, 05/25/12(b)                             2,978,473      3,194,442
=========================================================================
                                                                4,464,483
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.42%

Citicorp Lease Pass-Through Trust-Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00-01/26/06; Cost $8,956,427)(b)(c)      7,780,000      9,177,094
-------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sr. Sec.
  Notes, 5.14%, 01/15/64 (Acquired 07/14/05;
  Cost $1,452,072)(c)(h)                         1,452,072      1,306,865
-------------------------------------------------------------------------
Patron's Legacy 2003-III-LILACS-III-Series A,
  Ctfs., 5.65%, 04/17/18 (Acquired
  12/12/03-11/04/04; Cost $1,912,635)(c)(h)      1,900,562      1,778,926
-------------------------------------------------------------------------
Patron's Legacy 2004-1-LILACS-1-Series A,
  Ctfs., 6.67%, 05/04/18 (Acquired 04/30/04;
  Cost $9,443,408)(c)(h)                         9,443,408      8,990,124
=========================================================================
                                                               21,253,009
=========================================================================
    Total Asset-Backed Securities (Cost
      $27,962,529)                                             26,738,564
=========================================================================

U.S. GOVERNMENT SPONSORED AGENCY
  SECURITIES-2.86%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.73%

Sr. Unsec. Floating Rate Global Notes, 4.68%,
  02/17/09(b)(f)                                 3,500,000(k)    3,509,660
=========================================================================

STUDENT LOAN MARKETING ASSOCIATION-2.13%

Medium-Term Notes, 5.05%, 11/14/14(b)            4,930,000      4,157,321
-------------------------------------------------------------------------
Unsec. Unsub. Floating Rate Medium-Term
  Notes,
  2.99%, 12/15/08(b)(f)                          1,750,000      1,718,517
-------------------------------------------------------------------------
  2.84%, 03/15/10(b)(f)                          3,000,000      2,654,940
-------------------------------------------------------------------------
Series A,
  Medium-Term Notes,
  3.63%, 03/17/08                                1,590,000      1,584,944
-------------------------------------------------------------------------
  4.00%, 01/15/09(b)                               100,000         97,018
=========================================================================
                                                               10,212,740
=========================================================================
    Total U.S. Government Agency Securities
      (Cost $14,204,817)                                       13,722,400
=========================================================================

-------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-2.72%

Blount (County of), Tennessee Health &
  Educational Facilities Board (Asbury Inc.);
  Series 2007 B, Refunding Taxable RB, 7.50%,
  04/01/09(b)                                  $   850,000   $    842,852
-------------------------------------------------------------------------
Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.) 4.96%,
  04/01/20(b)(d)                                 1,430,000      1,381,451
-------------------------------------------------------------------------
Florida (State of) Development Finance Corp.
  (Palm Bay Academy Inc.); Series 2006 B,
  Taxable RB, 7.50%, 05/15/17(b)                   725,000        735,128
-------------------------------------------------------------------------
  Series 2007 B, Taxable RB, 9.00%,
  05/15/18(b)                                      695,000        725,239
-------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.) 6.10%, 05/01/24(b)(d)         7,800,000      7,960,758
-------------------------------------------------------------------------
Milwaukee (City of), Wisconsin Redevelopment
  Authority (Academy of Learning Project);
  Series 2007 B, Taxable RB, 7.56%,
  08/01/16(b)                                      330,000        314,259
-------------------------------------------------------------------------
Milwaukee (City of), Wisconsin Redevelopment
  Authority; Series 2007 C, Taxable RB,
  7.56%, 08/01/13(b)                               520,000        544,419
-------------------------------------------------------------------------
Utah (County of), Utah Charter Schools
  (Lakeview Academy); Series 2007 B, Taxable
  RB, 7.00%, 07/15/09(b)                           145,000        149,072
-------------------------------------------------------------------------
  (Renaissance Academy); Series 2007 B,
  Taxable RB,
  7.00%, 07/15/08(b)                               120,000        121,210
-------------------------------------------------------------------------
  7.00%, 07/15/09(b)                               135,000        138,791
-------------------------------------------------------------------------
  (Ronald Wilson Reagan); Series 2007 B,
  Taxable RB, 8.50%, 02/15/10(b)                   150,000        153,932
=========================================================================
    Total Municipal Obligations (Cost
      $13,071,398)                                             13,067,111
=========================================================================

U.S. MORTGAGE-BACKED SECURITIES-2.17%(b)

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.35%

Pass Through Ctfs.,
  8.50%, 03/01/10                                    3,356          3,558
-------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32                    1,180,734      1,259,038
-------------------------------------------------------------------------
  6.50%, 04/01/16 to 01/01/35                    2,035,065      2,126,240
-------------------------------------------------------------------------
  5.50%, 09/01/16 to 11/01/18                      859,659        882,135
-------------------------------------------------------------------------
  6.00%, 04/01/17 to 11/01/33                    1,081,594      1,116,667
-------------------------------------------------------------------------
  7.50%, 06/01/30                                    2,138          2,317
-------------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  6.00%, 03/01/38(l)                             1,069,000      1,093,888
=========================================================================
                                                                6,483,843
=========================================================================

AIM Income Fund

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.46%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                  $   163,565   $    176,674
-------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32                      378,726        401,734
-------------------------------------------------------------------------
  6.50%, 09/01/16 to 10/01/35                      848,338        888,751
-------------------------------------------------------------------------
  5.00%, 01/01/18 to 06/01/18                      264,421        268,663
-------------------------------------------------------------------------
  5.00%, 09/01/18(m)                               250,032        254,042
-------------------------------------------------------------------------
  8.50%, 10/01/28                                   70,645         77,428
-------------------------------------------------------------------------
  8.00%, 10/01/30 to 04/01/32(m)                   152,091        165,280
=========================================================================
                                                                2,232,572
=========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.36%

Pass Through Ctfs.,
  7.50%, 06/15/23(m)                               189,815        204,868
-------------------------------------------------------------------------
  8.50%, 11/15/24(m)                                83,326         92,313
-------------------------------------------------------------------------
  8.00%, 09/20/26                                   44,306         48,493
-------------------------------------------------------------------------
  6.50%, 03/15/31 to 09/15/32                      310,164        324,265
-------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31                       17,788         19,048
-------------------------------------------------------------------------
  6.50%, 11/15/31 to 06/15/32(m)                   298,751        312,314
-------------------------------------------------------------------------
  6.00%, 12/15/31 to 02/15/33(m)                   702,794        727,231
=========================================================================
                                                                1,728,532
=========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $10,316,157)                                       10,444,947
=========================================================================

U.S. TREASURY NOTES-2.17%

  3.38%, 02/15/08                                4,000,000(k)    4,000,945
-------------------------------------------------------------------------
  5.63%, 05/15/08(b)                               600,000(k)      606,048
-------------------------------------------------------------------------
  4.88%, 05/31/08(b)(m)                          2,050,000(k)    2,068,409
-------------------------------------------------------------------------
  4.63%, 09/30/08(b)                             1,300,000(k)    1,320,410
-------------------------------------------------------------------------
  3.25%, 12/31/09(b)                             1,300,000(k)    1,326,611
-------------------------------------------------------------------------
  4.88%, 01/31/09(b)                             1,100,000(k)    1,129,216
=========================================================================
    Total U.S. Treasury Notes (Cost
      $10,412,553)                                             10,451,639
=========================================================================

                                                 SHARES
COMMON STOCKS & OTHER EQUITY INTERESTS-0.09%

BROADCASTING & CABLE TV-0.09%

Adelphia Communications Corp. Sr. Notes,
  10.88%, 10/01/10(n)                                   --         59,738
-------------------------------------------------------------------------
Adelphia Recovery Trust-Series ACC-1(n)            859,558         58,020
-------------------------------------------------------------------------
Time Warner Cable, Inc.-Class A(j)                  12,606        317,167
=========================================================================
                                                                  434,925
=========================================================================

-------------------------------------------------------------------------
                                                 SHARES         VALUE

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B,
  Pfd.-Wts., expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(c)(h)(i)(o)                     3,845   $          0
-------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/05/09 (Acquired 06/13/00; Cost
  $0)(c)(h)(i)(o)                                    3,845              0
=========================================================================
                                                                        0
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

XO Holdings Inc.(j)                                    128            248
-------------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts., expiring
  01/16/10(o)                                        3,302            561
-------------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts., expiring
  01/16/10(o)                                        2,476             74
-------------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts., expiring
  01/16/10(o)                                        2,476            149
=========================================================================
                                                                    1,032
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $849,541)                                   435,957
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT

CERTIFICATES OF DEPOSIT-0.72%

Washington Mutual, Inc./Henderson N.V.,
  Floating Rate 3.98%, 04/18/08(b)(f)(Cost
  $3,402,342)                                  $ 3,430,000      3,434,939
=========================================================================

                                                 SHARES
MONEY MARKET FUNDS-1.20%

Liquid Assets Portfolio-Institutional
  Class(p)                                       2,885,021      2,885,021
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(p)         2,885,021      2,885,021
=========================================================================
    Total Money Market Funds (Cost
      $5,770,042)                                               5,770,042
=========================================================================
TOTAL INVESTMENTS-103.15% (Cost $520,772,005)                 495,809,936
-------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(3.15)%                         (15,111,572)
-------------------------------------------------------------------------
NET ASSETS-100.00%                                           $480,698,364
_________________________________________________________________________
=========================================================================

AIM Income Fund

Investment Abbreviations:

CDO     - Collateralized Debt Obligation
Ctfs.   - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
LILACS  - Life Insurance and Life Annuities Based Charitable Securities
Pfd.    - Preferred
RB      - Revenue Bonds
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2008 was $445,970,264, which represented 92.78% of the Fund's Net Assets. See
    Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2008 was $142,999,595, which represented 29.75% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Principal and/or interest payments are secured by the bond insurance company listed.
(e) Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at January 31, 2008 represented 0.09% of the Fund's Net Assets.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2008.
(g) Perpetual bond with no specified maturity date.
(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2008 was $35,008,179, which represented 7.28% of the Fund's Net Assets.
(i) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2008 was $2,576,572, which represented 0.54% of the Fund's Net Assets. See Note 1A.
(j) Non-income producing security.
(k) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1N and Note 8.
(l) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(m) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 7.
(n) Non-income producing security. Acquired as part of the Adelphia Communications bankruptcy reorganization.
(o) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(p) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008
(Unaudited)

ASSETS:

Investments, at value (Cost $515,001,963)      $ 490,039,894
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $5,770,042)                                5,770,042
============================================================
    Total investments (Cost $520,772,005)        495,809,936
============================================================
Foreign currencies, at value (Cost $38,861)           39,483
------------------------------------------------------------
Cash                                                   9,905
------------------------------------------------------------
Receivables for:
  Investments sold                                 4,070,998
------------------------------------------------------------
  Variation margin                                   727,193
------------------------------------------------------------
  Fund shares sold                                   334,530
------------------------------------------------------------
  Dividends and Interest                           7,344,232
------------------------------------------------------------
  Principal paydowns                                     554
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               154,212
------------------------------------------------------------
Other assets                                          45,047
============================================================
    Total assets                                 508,536,090
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            9,132,576
------------------------------------------------------------
  Fund shares reacquired                           1,123,911
------------------------------------------------------------
  Dividends                                          480,884
------------------------------------------------------------
Trustee deferred compensation and retirement
  plans                                              222,955
------------------------------------------------------------
Unrealized depreciation on swap agreements        13,173,995
------------------------------------------------------------
Premiums received on swap agreements               3,214,836
------------------------------------------------------------
Accrued distribution fees                            156,560
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,041
------------------------------------------------------------
Accrued transfer agent fees                          232,269
------------------------------------------------------------
Accrued operating expenses                            97,699
============================================================
    Total liabilities                             27,837,726
============================================================
Net assets applicable to shares outstanding    $ 480,698,364
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 780,403,737
------------------------------------------------------------
Undistributed net investment income               (2,567,211)
------------------------------------------------------------
Undistributed net realized gain (loss)          (261,542,622)
------------------------------------------------------------
Unrealized appreciation (depreciation)           (35,595,540)
============================================================
                                               $ 480,698,364
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $ 291,739,734
____________________________________________________________
============================================================
Class B                                        $  64,385,938
____________________________________________________________
============================================================
Class C                                        $  24,210,725
____________________________________________________________
============================================================
Class R                                        $   4,929,157
____________________________________________________________
============================================================
Investor Class                                 $  85,914,873
____________________________________________________________
============================================================
Institutional Class                            $   9,517,937
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           49,217,671
____________________________________________________________
============================================================
Class B                                           10,849,745
____________________________________________________________
============================================================
Class C                                            4,093,161
____________________________________________________________
============================================================
Class R                                              832,600
____________________________________________________________
============================================================
Investor Class                                    14,470,540
____________________________________________________________
============================================================
Institutional Class                                1,603,728
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        5.93
------------------------------------------------------------
  Maximum offering price per share
    (Net asset value of $5.93 divided by
    95.25%)                                    $        6.23
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        5.93
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        5.91
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $        5.92
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                      $        5.94
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $        5.93
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2008
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 17,314,807
--------------------------------------------------------------------------
Dividends                                                          669,645
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        34,294
==========================================================================
    Total investment income                                     18,018,746
==========================================================================

EXPENSES:

Advisory fees                                                    1,118,663
--------------------------------------------------------------------------
Administrative services fees                                        83,782
--------------------------------------------------------------------------
Custodian fees                                                      42,705
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          382,934
--------------------------------------------------------------------------
  Class B                                                          359,212
--------------------------------------------------------------------------
  Class C                                                          127,096
--------------------------------------------------------------------------
  Class R                                                           12,059
--------------------------------------------------------------------------
  Investor Class                                                   114,973
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                     630,715
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   499
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           15,246
--------------------------------------------------------------------------
Other                                                              140,598
==========================================================================
    Total expenses                                               3,028,482
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                   (32,708)
==========================================================================
    Net expenses                                                 2,995,774
==========================================================================
Net investment income                                           15,022,972
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                                          1,313,498
--------------------------------------------------------------------------
  Futures contracts                                              2,790,064
--------------------------------------------------------------------------
  Swap agreements                                                2,103,900
==========================================================================
                                                                 6,207,462
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (14,586,190)
--------------------------------------------------------------------------
  Foreign currencies                                                   610
--------------------------------------------------------------------------
  Futures contracts                                              2,852,139
--------------------------------------------------------------------------
  Swap agreements                                              (11,044,521)
==========================================================================
                                                               (22,777,962)
==========================================================================
Net realized and unrealized gain (loss)                        (16,570,500)
==========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $ (1,547,528)
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2008 and the year ended July 31, 2007 (Unaudited)

                                                               JANUARY 31,        JULY 31,
                                                                   2008             2007
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $ 15,022,972     $ 29,526,817
--------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        6,207,462       (1,997,997)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)          (22,777,962)      (2,217,740)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (1,547,528)      25,311,080
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (8,479,385)     (18,761,111)
--------------------------------------------------------------------------------------------
  Class B                                                        (1,719,939)      (4,890,745)
--------------------------------------------------------------------------------------------
  Class C                                                          (608,551)      (1,408,251)
--------------------------------------------------------------------------------------------
  Class R                                                          (127,351)        (225,174)
--------------------------------------------------------------------------------------------
  Investor Class                                                 (2,546,374)      (5,901,928)
--------------------------------------------------------------------------------------------
  Institutional Class                                              (287,967)        (249,179)
============================================================================================
    Decrease in net assets resulting from distributions         (13,769,567)     (31,436,388)
============================================================================================
Share transactions-net:
  Class A                                                       (19,531,695)      (2,868,537)
--------------------------------------------------------------------------------------------
  Class B                                                       (11,949,831)     (35,125,443)
--------------------------------------------------------------------------------------------
  Class C                                                        (1,697,580)      (2,249,305)
--------------------------------------------------------------------------------------------
  Class R                                                           438,233          742,724
--------------------------------------------------------------------------------------------
  Investor Class                                                 (6,745,162)     (10,568,232)
--------------------------------------------------------------------------------------------
  Institutional Class                                               550,909        7,721,249
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (38,935,126)     (42,347,544)
============================================================================================
    Net increase (decrease) in net assets                       (54,252,221)     (48,472,852)
============================================================================================

NET ASSETS:

  Beginning of period                                           534,950,585      583,423,437
============================================================================================
  End of period (including undistributed net investment
    income of $(2,567,211) and $(3,820,616), respectively)     $480,698,364     $534,950,585
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from

AIM Income Fund

     settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

       In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be

AIM Income Fund

     invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

       Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

       At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

       Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sale the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such

AIM Income Fund

     as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended January 31, 2008, AIM waived advisory fees of $929.

    At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $5,799.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of

AIM Income Fund

Securities Dealers, impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2008, ADI advised the Fund that ADI retained $22,141 in front-end sales commissions from the sale of Class A shares and $0, $26,191, $1,559 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/07          AT COST          FROM SALES         01/31/08        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $   --         $26,499,994       $(23,614,973)      $2,885,021       $17,134
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                 --          26,499,994        (23,614,973)       2,885,021        17,160
=================================================================================================
  Total
    Investments
    in
    Affiliates      $   --         $52,999,988       $(47,229,946)      $5,770,042       $34,294
_________________________________________________________________________________________________
=================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $25,980.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2008, the Fund paid legal fees of $1,774 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

    Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended January 31, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

AIM Income Fund

NOTE 7--FUTURES CONTRACTS

    On January 31, 2008, U.S. Treasury and U.S. Government Agency obligations with a value of $3,824,457 were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF        MONTH/                          UNREALIZED
CONTRACT                                                      CONTRACTS      COMMITMENT          VALUE        APPRECIATION
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       237       March-2008/Long    $ 26,781,000     $  824,170
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      137       March-2008/Long      15,990,469        578,848
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Notes                                      541       March-2008/Long      64,548,063      1,136,916
==========================================================================================================================
                                                                                              $107,319,532     $2,539,934
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 8--CREDIT DEFAULT SWAP AGREEMENTS

                                        OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NOTIONAL      UNREALIZED
                                                           BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                      REFERENCE ENTITY        PROTECTION     FIXED RATE         DATE        (000)      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
                             CDX North America
Lehman Bros. Special         Investment Grade High
  Financing Inc.             Volatility Index                Sell            0.75%(a)     06/20/12     $140,750     $ (7,568,591)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Bros. Special         MBIA Inc.
  Financing Inc.                                             Sell            1.90%        09/20/08      15,000        (1,187,468)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Bros. Special         Residential Capital, LLC
  Financing Inc.                                             Sell            2.75%        09/20/08       1,575          (280,103)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Bros. Special         Residential Capital, LLC
  Financing Inc.                                             Sell            6.80%        09/20/08       2,600          (409,184)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International  Ambac Financial Group, Inc.     Sell            2.30%        12/20/08       5,795          (607,515)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International  Ambac Financial Group, Inc.     Sell            6.75%        12/20/08       2,900          (200,001)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International  CIT Group, Inc.                 Sell            2.40%        09/20/08       2,815           (88,890)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International  CIT Group, Inc.                 Sell            2.50%        09/20/08       1,250           (38,693)
---------------------------------------------------------------------------------------------------------------------------------
                             Lehman Brothers Holdings
Merrill Lynch International  Inc.                            Sell            0.90%        09/20/08       5,320           (35,534)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International  Residential Capital, LLC        Sell            5.00%(b)     03/20/08       2,775           (68,894)
---------------------------------------------------------------------------------------------------------------------------------
                             CDX North America
Morgan Stanley & Co.         Investment Grade High
  International PLC          Volatility Index                Sell            1.40%(c)     12/20/12      46,000        (2,296,272)
---------------------------------------------------------------------------------------------------------------------------------
UBS A.G.                     Ambac Financial Group, Inc.     Sell            5.10%        12/20/08       2,900          (238,570)
---------------------------------------------------------------------------------------------------------------------------------
UBS A.G.                     Ambac Financial Group, Inc.     Sell           11.00%        12/20/08       5,085          (176,498)
---------------------------------------------------------------------------------------------------------------------------------
UBS A.G.                     Pulte Homes, Inc.               Sell            4.20%        12/20/08       5,820           (10,391)
=================================================================================================================================
  Subtotal Protection Sell                                                                             240,585       (13,206,604)
=================================================================================================================================
UBS A.G.                     United Parcel Service, Inc.      Buy           (0.26)%       12/20/17       2,525            32,609
=================================================================================================================================
  Subtotal Protection Buy                                                                              $ 2,525            32,609
=================================================================================================================================
  Total Credit Default Swap Agreements                                                                              $(13,173,995)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Unamortized premium at period-end of $3,273,275.
(b) Unamortized premium at period-end of $65,015.
(c) Unamortized discount at period-end of $123,454.

AIM Income Fund

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2007 to utilizing $224,940,018 of capital loss carryforward in the fiscal year ended July 31, 2008.

    The Fund had a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2008                                                   $ 40,380,261
-----------------------------------------------------------------------------
July 31, 2009                                                     36,238,439
-----------------------------------------------------------------------------
July 31, 2010                                                     96,935,672
-----------------------------------------------------------------------------
July 31, 2011                                                     67,966,234
-----------------------------------------------------------------------------
July 31, 2013                                                      1,850,846
-----------------------------------------------------------------------------
July 31, 2014                                                      5,758,047
-----------------------------------------------------------------------------
July 31, 2015                                                      8,358,283
=============================================================================
Total capital loss carryforward                                 $257,487,782
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 23, 2003, the date of the reorganization of AIM Global Income Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2008 was $115,490,877 and $145,836,665, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $19,189,596 and $11,102,037. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $  2,115,338
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (31,663,197)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                     $(29,547,859)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $525,357,795.

AIM Income Fund

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                 JANUARY 31, 2008(a)               JULY 31, 2007
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,714,344    $ 22,442,081      8,916,622    $ 55,696,262
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        904,949       5,468,729      2,159,242      13,490,807
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        501,314       3,014,311      1,196,863       7,463,150
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        160,610         970,012        300,321       1,870,784
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 901,161       5,460,293      2,515,654      15,742,052
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            201,486       1,224,813      1,276,624       7,942,909
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,071,015       6,466,842      2,275,844      14,202,489
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        221,753       1,340,312        584,050       3,652,343
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         80,629         485,736        177,197       1,104,073
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                         20,563         123,956         35,044         218,353
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 370,934       2,243,642        834,007       5,213,917
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             47,655         287,958         40,011         249,194
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      1,122,500       6,795,745      3,256,147      20,322,052
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,121,535)     (6,795,745)    (3,253,043)    (20,322,052)
=======================================================================================================================
Reacquired:
  Class A                                                     (9,129,008)    (55,236,363)   (14,933,021)    (93,089,340)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,974,596)    (11,963,127)    (5,116,119)    (31,946,541)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (861,816)     (5,197,627)    (1,738,232)    (10,816,528)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                       (108,748)       (655,735)      (215,204)     (1,346,413)
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (2,386,337)    (14,449,097)    (5,044,341)    (31,524,201)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (159,331)       (961,862)       (75,560)       (470,854)
=======================================================================================================================
                                                              (6,422,458)   $(38,935,126)    (6,807,894)   $(42,347,544)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

AIM Income Fund

NOTE 12--SIGNIFICANT EVENT

At a meeting held on December 13, 2007, the Board of Trustees of Trust approved certain proposals to be presented for shareholder approval at a special meeting of the shareholders of the Trust intended to be held on February 29, 2008 (the "Special Meeting"). At the Special Meeting, shareholders of record as of the close of business on November 30, 2007, are entitled to vote their respective shares on several proposals that including, among others the following proposal(s).

    New proposed sub-advisory agreement between AIM and each of AIM Funds Management Inc., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Limited., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisors") (the "New Sub-advisory Arrangements") . This proposal is intended to benefit the Fund and its shareholders by permitting AIM to utilize the additional resources and talent of these affiliated sub-advisors in managing the Fund. Because AIM would pay all of the sub-advisory fees of the sub-advisors, the new sub-advisory arrangements would not affect the fees the Fund pays pursuant to the advisory agreement. If approved by shareholders, the New Sub-advisory Arrangements are expected to become effective on or about May 1, 2008.

    If shareholders of the Fund have not approved all applicable proposals, the meeting will be adjourned. Information about adjourned meetings may be found at www.aiminvestments.com and clicking on "proxy voting" in the top right hand corner. A meeting will not be adjourned past March 28, 2008.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                         CLASS A
                                     --------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                               YEAR ENDED JULY 31,
                                     JANUARY 31,       --------------------------------------------------------------
                                        2008             2007        2006        2005           2004           2003
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $   6.11         $   6.18    $   6.52    $   6.54       $   6.51       $   6.20
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                0.18             0.34        0.31        0.28           0.28           0.34
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.19)           (0.05)      (0.25)       0.12           0.15           0.35
=====================================================================================================================
    Total from investment
      operations                         (0.01)            0.29        0.06        0.40           0.43           0.69
=====================================================================================================================
Less dividends from net investment
  income                                 (0.17)           (0.36)      (0.40)      (0.42)         (0.40)         (0.38)
=====================================================================================================================
Net asset value, end of period        $   5.93         $   6.11    $   6.18    $   6.52       $   6.54       $   6.51
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                          (0.21)%           4.71%       0.99%       6.27%          6.64%         11.36%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $291,740         $320,513    $327,301    $356,661       $384,741       $446,526
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net
  assets:                                 1.05%(c)         1.06%       1.05%       1.01%(d)       0.99%(d)       1.02%
=====================================================================================================================
Ratio of net investment income to
  average net assets                      6.00%(c)         5.42%       4.87%       4.27%          4.25%          5.19%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                  26%              85%         83%         85%           155%           141%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $304,682,156.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.02% and 1.00% for the years ended July 31, 2005 and 2004, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Income Fund

                                                                         CLASS B
                                     -------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                               YEAR ENDED JULY 31,
                                     JANUARY 31,       -------------------------------------------------------------
                                        2008            2007        2006        2005           2004           2003
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                               $  6.12         $  6.19    $   6.52    $   6.55       $   6.52       $   6.21
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                0.16            0.29        0.26        0.23           0.23           0.29
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.20)          (0.05)      (0.24)       0.11           0.15           0.35
====================================================================================================================
    Total from investment
      operations                         (0.04)           0.24        0.02        0.34           0.38           0.64
====================================================================================================================
Less dividends from net investment
  income                                 (0.15)          (0.31)      (0.35)      (0.37)         (0.35)         (0.33)
====================================================================================================================
Net asset value, end of period         $  5.93         $  6.12    $   6.19    $   6.52       $   6.55       $   6.52
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                          (0.74)%          3.93%       0.39%       5.32%          5.86%         10.53%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $64,386         $78,442    $114,200    $156,363       $196,237       $256,642
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net
  assets:                                 1.80%(c)        1.81%       1.80%       1.76%(d)       1.74%(d)       1.77%
====================================================================================================================
Ratio of net investment income to
  average net assets                      5.25%(c)        4.67%       4.12%       3.52%          3.50%          4.44%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(e)                  26%             85%         83%         85%           155%           141%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $71,452,042.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.77% and 1.75% for the years ended July 31, 2005 and 2004, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                       CLASS C
                                     ---------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                             YEAR ENDED JULY 31,
                                     JANUARY 31,       ---------------------------------------------------------
                                        2008            2007       2006       2005          2004          2003
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                               $  6.10         $  6.17    $  6.50    $  6.53       $  6.51       $  6.19
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                0.16            0.29       0.26       0.23          0.23          0.29
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.20)          (0.05)     (0.24)      0.11          0.14          0.36
================================================================================================================
    Total from investment
      operations                         (0.04)           0.24       0.02       0.34          0.37          0.65
================================================================================================================
Less dividends from net investment
  income                                 (0.15)          (0.31)     (0.35)     (0.37)        (0.35)        (0.33)
================================================================================================================
Net asset value, end of period         $  5.91         $  6.10    $  6.17    $  6.50       $  6.53       $  6.51
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                          (0.76)%          3.93%      0.39%      5.34%         5.72%        10.73%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $24,211         $26,673    $29,236    $32,305       $36,947       $41,912
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net
  assets:                                 1.80%(c)        1.81%      1.80%      1.76%(d)      1.74%(d)      1.77%
================================================================================================================
Ratio of net investment income to
  average net assets                      5.25%(c)        4.67%      4.12%      3.52%         3.50%         4.44%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(e)                  26%             85%        83%        85%          155%          141%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $25,281,101.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.77% and 1.75% for the years ended July 31, 2005 and 2004, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Income Fund

                                                                    CLASS R
                                     ----------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                          YEAR ENDED JULY 31,
                                     JANUARY 31,       ----------------------------------------------------
                                        2008            2007      2006      2005         2004         2003
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                               $ 6.10          $ 6.18    $ 6.51    $ 6.53       $ 6.51       $ 6.20
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)               0.18            0.32      0.29      0.26         0.26         0.32
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)      (0.20)          (0.06)    (0.24)     0.12         0.14         0.35
===========================================================================================================
    Total from investment
      operations                        (0.02)           0.26      0.05      0.38         0.40         0.67
===========================================================================================================
Less dividends from net investment
  income                                (0.16)          (0.34)    (0.38)    (0.40)       (0.38)       (0.36)
===========================================================================================================
Net asset value, end of period         $ 5.92          $ 6.10    $ 6.18    $ 6.51       $ 6.53       $ 6.51
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                         (0.34)%          4.27%     0.88%     5.99%        6.20%       11.08%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $4,929          $4,640    $3,953    $2,371       $1,331       $  509
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net
  assets:                                1.30%(c)        1.31%     1.30%     1.26%(d)     1.24%(d)     1.27%
===========================================================================================================
Ratio of net investment income to
  average net assets                     5.75%(c)        5.17%     4.62%     4.02%        4.00%        4.94%
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(e)                 26%             85%       83%       85%         155%         141%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,797,442.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.27% and 1.25% for the years ended July 31, 2005 and 2004, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                   INVESTOR CLASS
                                     --------------------------------------------------------------------------
                                     SIX MONTHS                                              SEPTEMBER 30, 2003
                                        ENDED                YEAR ENDED JULY 31,               (COMMENCEMENT
                                     JANUARY 31,       -------------------------------       DATE) TO JULY 31,
                                        2008            2007        2006        2005                2004
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                               $  6.12         $  6.19    $   6.53    $   6.55            $   6.71
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                0.18            0.34        0.31        0.28                0.24
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.19)          (0.05)      (0.25)       0.12               (0.06)
===============================================================================================================
    Total from investment
      operations                         (0.01)           0.29        0.06        0.40                0.18
===============================================================================================================
Less dividends from net investment
  income                                 (0.17)          (0.36)      (0.40)      (0.42)              (0.34)
===============================================================================================================
Net asset value, end of period         $  5.94         $  6.12    $   6.19    $   6.53            $   6.55
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                          (0.20)%          4.71%       0.98%       6.26%               2.67%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $85,915         $95,418    $107,044    $130,845            $164,105
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net
  assets:                                 1.05%(c)        1.06%       1.05%       1.01%(d)            1.00%(d)(e)
===============================================================================================================
Ratio of net investment income to
  average net assets                      6.00%(c)        5.42%       4.87%       4.27%               4.24%(e)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                  26%             85%         83%         85%                155%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $91,478,444.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.02% and 1.01% for the years ended July 31, 2005 and 2004, respectively.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Income Fund

                                                                             INSTITUTIONAL CLASS
                                                              -------------------------------------------------
                                                              SIX MONTHS                      OCTOBER 25, 2005
                                                                 ENDED          YEAR ENDED      (COMMENCEMENT
                                                              JANUARY 31,        JULY 31,     DATE) TO JULY 31,
                                                                 2008              2007             2006
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 6.12            $ 6.19           $ 6.39
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.19              0.37             0.25
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.20)            (0.05)           (0.12)
===============================================================================================================
    Total from investment operations                             (0.01)             0.32             0.13
===============================================================================================================
Less dividends from net investment income                        (0.18)            (0.39)           (0.33)
===============================================================================================================
Net asset value, end of period                                  $ 5.93            $ 6.12           $ 6.19
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                  (0.13)%            5.21%            2.05%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $9,518            $9,265           $1,689
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:                          0.55%(c)          0.55%            0.63%(d)
===============================================================================================================
Ratio of net investment income to average net assets              6.50%(c)          5.92%            5.29%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          26%               85%              83%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,499,020.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Income Fund


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Income Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                            EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
                           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
        CLASS               (08/01/07)        (01/31/08)(1)       PERIOD(2)        (01/31/08)         PERIOD(2)         RATIO
          A                  $1,000.00           $997.90            $5.27           $1,019.86           $5.33            1.05%
          B                   1,000.00            992.60             9.02            1,016.09            9.12            1.80
          C                   1,000.00            994.10             9.02            1,016.09            9.12            1.80
          R                   1,000.00            996.60             6.52            1,018.60            6.60            1.30
      Investor                1,000.00            998.00             5.27            1,019.86            5.33            1.05

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

Supplement to Semiannual Report dated 1/31/08

AIM Income Fund

Institutional Class Shares                   ==========================================        THE TOTAL ANNUAL FUND OPERATING
                                             AVERAGE ANNUAL TOTAL RETURNS                 EXPENSE RATIO SET FORTH IN THE MOST RECENT
The following information has been           For periods ended 1/31/08                    FUND PROSPECTUS AS OF THE DATE OF THIS
prepared to provide Institutional Class                                                   SUPPLEMENT FOR INSTITUTIONAL CLASS SHARES
shareholders with a performance overview     10 Years                             2.90%   WAS 0.56%. THE EXPENSE RATIOS PRESENTED
specific to their holdings. Institutional       5 Years                           4.69    ABOVE MAY VARY FROM THE EXPENSE RATIOS
Class shares are offered exclusively to         1 Year                            1.54    PRESENTED IN OTHER SECTIONS OF THE ACTUAL
institutional investors, including defined      6 Months*                         0.04    REPORT THAT ARE BASED ON EXPENSES INCURRED
contribution plans that meet certain                                                      DURING THE PERIOD COVERED BY THIS
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 SUPPLEMENT.
                                             For periods ended 12/31/07, most recent
                                             calendar quarter-end                              PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             10 Years                             3.09%   RECENT RETURNS MAY BE MORE OR LESS THAN
                                                5 Years                           4.92    THOSE SHOWN. ALL RETURNS ASSUME
                                                1 Year                            1.71    REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                                6 Months*                         0.21    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                                                                          FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                             *    Cumulative total return that has not    MAY BE WORTH MORE OR LESS THAN THEIR
                                                  been annualized                         ORIGINAL COST. SEE FULL REPORT FOR
                                             ==========================================   INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE   MORE INFORMATION. FOR THE MOST CURRENT
                                             IS OCTOBER 25, 2005. RETURNS SINCE THAT      MONTH-END PERFORMANCE, PLEASE CALL
                                             DATE ARE HISTORICAL RETURNS. ALL OTHER       800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             RETURNS ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE RULE 12B-1
                                             FEES APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS MAY 3, 1968.

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES PRIMARILY DUE TO
                                             DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [AIM INVESTMENTS LOGO]
AIMinvestments.com INC-INS-2  A I M Distributors, Inc.  --REGISTERED TRADEMARK--

AIM Income Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
        CLASS             (08/01/07)      (01/31/08)(1)     PERIOD(2)      (01/31/08)       PERIOD(2)       RATIO
    Institutional          $1,000.00        $1,004.00         $2.77         $1,022.37         $2.80          0.55%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

                                           Fund holdings and proxy voting information

         [EDELIVERY                        The Fund provides a complete list of its
        GO PAPERLESS                       holdings four times in each fiscal year,
AIMINVESTMENTS.COM/EDELIVERY               at the quarter-ends. For the second and
          GRAPHIC]                         fourth quarters, the lists appear in the
                                           Fund's semiannual and annual reports to
                                           shareholders. For the first and third
REGISTER FOR EDELIVERY                     quarters, the Fund files the lists with
                                           the Securities and Exchange Commission
eDelivery is the process of receiving      (SEC) on Form N-Q. The most recent list
your fund and account information via      of portfolio holdings is available at
e-mail. Once your quarterly statements,    AIMinvestments.com. From our home page,
tax forms, fund reports, and               click on Products & Performance, then
prospectuses are available, we will send   Mutual Funds, then Fund Overview. Select
you an e-mail notification containing      your Fund from the drop-down menu and
links to these documents. For security     click on Complete Quarterly Holdings.
purposes, you will need to log in to       Shareholders can also look up the Fund's
your account to view your statements and   Forms N-Q on the SEC Web site at
tax forms.                                 sec.gov. Copies of the Fund's Forms N-Q
                                           may be reviewed and copied at the SEC
WHY SIGN UP?                               Public Reference Room in Washington,
                                           D.C. You can obtain information on the
Register for eDelivery to:                 operation of the Public Reference Room,
                                           including information about duplicating
-    save your Fund the cost of printing   fee charges, by calling 202-942-8090 or
     and postage.                          800-732-0330, or by electronic request
                                           at the following e-mail address:
-    reduce the amount of paper you        publicinfo@sec.gov. The SEC file numbers
     receive.                              for the Fund are 811-05686 and
                                           033-39519.
-    gain access to your documents
     faster by not waiting for the mail.   A description of the policies and
                                           procedures that the Fund uses to
-    view your documents online anytime    determine how to vote proxies relating
     at your convenience.                  to portfolio securities is available
                                           without charge, upon request, from our
-    save the documents to your personal   Client Services department at
     computer or print them out for your   800-959-4246 or on the AIM Web site,
     records.                              AIMinvestments.com. On the home page,
                                           scroll down and click on Proxy Policy.
HOW DO I SIGN UP?                          The information is also available on
                                           the SEC Web site, sec.gov.
It's easy. Just follow these simple
steps:                                     Information regarding how the Fund voted
                                           proxies related to its portfolio
1.   Log in to your account.               securities during the 12 months ended
                                           June 30, 2007, is available at our Web
2.   Click on the "Service Center" tab.    site. Go to AIMinvestments.com, access
                                           the About Us tab, click on Required
3.   Select "Register for eDelivery" and   Notices and then click on Proxy Voting
     complete the consent process.         Activity. Next, select the Fund from the
                                           drop-down menu. The information is also
This AIM service is provided by AIM        available on the SEC Web site, sec.gov.
Investment Services, Inc.

                                           INC-SAR-1    A I M Distributors, Inc.

                                                          [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

FIXED INCOME

                                                                AIM INTERMEDIATE
                                                                 GOVERNMENT FUND

Intermediate-Term Taxable
Investment Grade

                            Semiannual Report to Shareholders - January 31, 2008

Table of Contents

Fund Performance ................    2
Letter to Shareholders ..........    4
Schedule of Investments .........    5
Financial Statements ............    7
Notes to Financial Statements ...   10
Financial Highlights ............   17
Fund Expenses ...................   22

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                              are from AIM Management Group Inc.

                                              If used after April 20, 2008, this
                                                 report must be accompanied by a
                                                        Fund fact sheet or by an
                                                AIM Quarterly Performance Review
                                                for the most recent quarter-end.

                     ===========================================================

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
                     ===========================================================

[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM Intermediate Government Fund

Fund performance

================================================================================

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/07-1/31/08, at net asset value (NAV). Performance shown does not include applicable CDSC or front-end sales charges, which would have reduced performance.

Class A Shares                                                     6.08%
Class B Shares                                                     5.80
Class C Shares                                                     5.69
Class R Shares                                                     6.08
Investor Class Shares                                              6.23
Lehman Brothers U.S. Aggregate Bond Index(triangle)
   (Broad Market Index)                                            6.82
Lehman Brothers U.S. Government Index(triangle)
   (Style-Specific Index)                                          8.50
Lehman Brothers Intermediate U.S. Government and Mortgage
   Index(square) (Former Style-Specific Index)                     7.43
Lipper Intermediate U.S. Government Funds Index(triangle)
   (Peer Group Index)                                              7.73

SOURCE: (TRIANGLE)LIPPER INC.; (SQUARE)AIM MANAGEMENT GROUP INC.,
LEHMAN BROTHERS INC.

The LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.

     The LEHMAN BROTHERS U.S. GOVERNMENT INDEX consists of securities issued by the U.S. Government including public obligations of the U.S. Treasury with a remaining maturity of one year or more publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government.

     The LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Intermediate U.S. Government Funds category. These funds invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to ten years.

     The LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT AND MORTGAGE INDEX includes securities in the intermediate maturity range of the U.S. Government Index that must have between 1 year and 10 years to final maturity regardless of call features, and fixed-rate mortgage securities with a weighted average of at least 1 year and issued by Government National Mortgage Association, Federal Home Loan Mortgage Corporation, or Federal National Mortgage Association.

     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

================================================================================

AIM Intermediate Government Fund

=====================================   ========================================
AVERAGE ANNUAL TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/08, including maximum        As of 12/31/07, the most recent
applicable sales charges                quarter-end, including maximum
                                        applicable sales charges

CLASS A SHARES                          CLASS A SHARES
Inception (4/28/87)              5.92%  Inception (4/28/87)                 5.84%
  10 Years                       4.15     10 Years                          4.06
  5 Years                        2.37     5 Years                           1.90
  l Year                         2.96     1 Year                            0.97

CLASS B SHARES                          CLASS B SHARES
Inception (9/7/93)               4.46%  Inception (9/7/93)                  4.34%
  10 Years                       4.03     10 Years                          3.95
  5 Years                        2.27     5 Years                           1.79
  1 Year                         2.23     1 Year                            0.27

CLASS C SHARES                          CLASS C SHARES
Inception (8/4/97)               4.15%  Inception (8/4/97)                  3.99%
  10 Years                       3.87     10 Years                          3.79
  5 Years                        2.61     5 Years                           2.13
  l Year                         6.24     1 Year                            4.28

CLASS R SHARES                          CLASS R SHARES
  10 Years                       4.40%    10 Years                          4.30%
  5 Years                        3.14     5 Years                           2.63
  l Year                         7.77     1 Year                            5.68

INVESTOR CLASS SHARES                   INVESTOR CLASS SHARES
  10 Years                       4.68%    10 Years                          4.59%
  5 Years                        3.43     5 Years                           2.95
  1 Year                         8.09     1 Year                            6.11
=====================================   ========================================

Class R shares' inception   cannot guarantee            incurred during the
date is June 3, 2002.       comparable future           period covered by this
Returns since that date     results; current            report.
are historical returns.     performance may be lower
All other returns are       or higher. Please visit          Class A share
blended returns of          AIMinvestments.com for      performance reflects the
historical Class R share    the most recent month-end   maximum 4.75% sales
performance and restated    performance. Performance    charge, and Class B and
Class A share performance   figures reflect             Class C share performance
(for periods prior to the   reinvested distributions,   reflects the applicable
inception date of Class R   changes in net asset        contingent deferred sales
shares) at net asset        value and the effect of     charge (CDSC) for the
value, adjusted to          the maximum sales charge    period involved. The CDSC
reflect the higher Rule     unless otherwise stated.    on Class B shares
12b-1 fees applicable to    Performance figures do      declines from 5%
Class R shares. Class A     not reflect deduction of    beginning at the time of
shares' inception date is   taxes a shareholder would   purchase to 0% at the
April 28,1987.              pay on Fund distributions   beginning of the seventh
                            or sale of Fund shares.     year. The CDSC on Class C
     Investor Class         Investment return and       shares is 1% for the
shares' inception date is   principal value will        first year after
September 30, 2003.         fluctuate so that you may   purchase. Class R shares
Returns since that date     have a gain or loss when    do not have a front-end
are historical returns.     you sell shares.            sales charge; returns
All other returns are                                   shown are at net asset
blended returns of               The total annual       value and do not reflect
historical Investor Class   Fund operating expense      a 0.75% CDSC that may be
share performance and       ratio set forth in the      imposed on a total
restated Class A share      most recent Fund            redemption of retirement
performance (for periods    prospectus as of the date   plan assets within the
prior to the inception      of this report for Class    first year. Investor
date of Investor Class      A, Class B, Class C,        Class shares do not have
shares) at net asset        Class R and Investor        a front-end sales charge
value, which restated       Class shares was 1.07%,     or a CDSC; therefore,
performance will reflect    1.82%, 1.82%, 1.32% and     performance is at net
the higher Rule 12b-l       1.03%, respectively. The    asset value.
fees applicable to Class    expense ratios presented
A shares for the period     above may vary from the          The performance of
using blended returns.      expense ratios presented    the Fund's share classes
Class A shares' inception   in other sections of this   will differ primarily due
date is April 28,1987.      report that are based on    to different sales charge
                            expenses                    structures and class
     The performance data                               expenses.
quoted represent past
performance and

AIM Intermediate Government Fund

                    Dear Fellow AIM Fund Shareholders:

                    The lines of communication are open: More than 250 of you
                    have responded to the invitation I extended in my previous
[CROCKETT           letter to complete an online survey, and more than 50
  PHOTO]            shareholders have contacted me directly by e-mail. When I
                    could respond quickly and easily to a shareholder's specific concern I did, but the messages for the most part raised consistent issues that I respond to here.

                         I have received many suggestions, a few complaints, and
                    one offer to buy a gold mine In general, your letters
                    expressed an appreciation for transparency, frankness and
                    the opportunity to comment. Nevertheless, several
Bruce L. Crockett   shareholders found room for improvement in communications.
                    Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

                         Online survey responders preferred electronic
                    communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

                         The correspondence shows that improving fund
                    performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with AIM Investments to make improved performance a top priority for all fund managers.

                         Expense levels came up as another dominant issue, and
                    no respondent felt these were too low. Several shareholders questioned the need for 12b-l fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-l fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-l fees may be necessary in order to maintain an effective distribution system for fund shares.

                         The value of communication between the Board and
                    shareholders has been noted within and beyond the AIM community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important. Morningstar--REGISTERED TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where AIM was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

                         In other news, Ruth Quigley retired from your Board at
                    the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathi-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

                         Your Board looks forward to another year of diligent
                    effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L Crockett
                    Independent Chair
                    AIM Funds Board of Trustees

                    March 18, 2008

AIM Intermediate Government Fund

PORTFOLIO COMPOSITION

By security type, based on total investments as of January 31, 2008


---------------------------------------------------------
U.S. Mortgage-Backed Securities                   74.5%
---------------------------------------------------------
Repurchase Agreements                             13.0
---------------------------------------------------------
U.S. Government Agency Securities                 10.8
---------------------------------------------------------
U.S. Treasury Securities                           1.2
---------------------------------------------------------
Foreign Sovereign Debt                             0.5
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS

January 31, 2008
(Unaudited)


                                                   PRINCIPAL
                                                     AMOUNT                VALUE
------------------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-80.77%(a)

COLLATERALIZED MORTGAGE OBLIGATIONS-14.55%

Fannie Mae REMICS,
  5.00%, 03/25/16 to 04/25/24                     $     3,722,823       $  3,748,547
------------------------------------------------------------------------------------
  6.00%, 02/25/21 to 05/25/27                          24,717,659         25,260,483
------------------------------------------------------------------------------------
  5.50%, 09/25/24                                         459,730            465,838
------------------------------------------------------------------------------------
Freddie Mac REMICS,
  4.00%, 09/15/14                                         178,894            178,978
------------------------------------------------------------------------------------
  5.75%, 12/15/18                                      16,884,534         17,249,819
------------------------------------------------------------------------------------
  5.50%, 06/15/25 to 11/15/27                          16,622,128         16,991,260
------------------------------------------------------------------------------------
  6.00%, 10/15/26 to 04/15/27                          14,341,604         14,739,514
====================================================================================
                                                                          78,634,439
====================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-15.15%

Pass Through Ctfs.,
  7.00%, 11/01/10 to 03/01/36                          17,241,578         18,384,046
------------------------------------------------------------------------------------
  6.50%, 02/01/11 to 02/01/35                          25,723,211(b)      26,874,055
------------------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                            507,237            596,570
------------------------------------------------------------------------------------
  12.00%, 02/01/13                                            960              1,079
------------------------------------------------------------------------------------
  8.00%, 12/01/15 to 02/01/35                          12,287,162         13,478,676
------------------------------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33                           9,062,319          9,359,925
------------------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                             92,355            105,546
------------------------------------------------------------------------------------
  8.50%, 09/01/20 to 05/01/26                             295,298            322,570
------------------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                             404,115            451,700
------------------------------------------------------------------------------------
  9.00%, 06/01/21 to 04/01/25                           1,745,242          1,919,289
------------------------------------------------------------------------------------
  7.05%, 05/20/27                                         683,336            724,978
------------------------------------------------------------------------------------
  7.50%, 09/01/30 to 05/01/34                           8,960,684          9,694,084
====================================================================================
                                                                          81,912,518
====================================================================================

                                                   PRINCIPAL
                                                     AMOUNT                VALUE
------------------------------------------------------------------------------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-41.40%

Pass Through Ctfs.,
  6.00%, 05/01/09 to 11/01/36                     $    37,856,679(b)    $ 39,191,863
------------------------------------------------------------------------------------
  7.50%, 07/01/10 to 08/01/36                          15,214,226         16,395,976
------------------------------------------------------------------------------------
  7.00%, 05/01/11 to 06/01/36                          29,345,950         31,234,038
------------------------------------------------------------------------------------
  8.00%, 02/01/12 to 11/01/37                          16,036,367         17,376,079
------------------------------------------------------------------------------------
  8.50%, 06/01/12 to 08/01/37                           8,597,451          9,458,813
------------------------------------------------------------------------------------
  6.50%, 06/01/14 to 01/01/38                          93,913,159(b)      97,949,388
------------------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                              89,108             98,701
------------------------------------------------------------------------------------
  9.00%, 12/01/16                                         158,215            175,890
------------------------------------------------------------------------------------
  5.00%, 01/01/17 to 12/01/18                           4,058,552          4,123,964
------------------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                            601,809            706,676
------------------------------------------------------------------------------------
  5.50%, 03/01/21 to 10/01/33                           4,652,285          4,766,261
------------------------------------------------------------------------------------
  6.75%, 07/01/24                                       1,576,372          1,674,769
------------------------------------------------------------------------------------
  10.28%, 04/20/25                                        220,981            259,645
------------------------------------------------------------------------------------
  6.95%, 07/01/25 to 09/01/26                             342,071            366,827
====================================================================================
                                                                         223,778,890
====================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-9.67%

Pass Through Ctfs.,
  6.00%, 10/15/08 to 08/15/33                           5,242,048(c)       5,428,853
------------------------------------------------------------------------------------
  6.50%, 10/15/08 to 02/15/36                          21,626,337         22,762,105
------------------------------------------------------------------------------------
  7.00%, 10/15/08 to 03/15/37                           6,953,232(b)(c)    7,435,957
------------------------------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21                              62,036             67,603
------------------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                             302,156            334,370
------------------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                            781,055            919,774
------------------------------------------------------------------------------------
  11.00%, 12/15/09 to 09/15/15                              4,801              5,239
------------------------------------------------------------------------------------
  12.50%, 11/15/10                                          3,150              3,504
------------------------------------------------------------------------------------
  13.00%, 01/15/11 to 12/15/14                             42,326             50,233
------------------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                             57,571             66,352
------------------------------------------------------------------------------------

AIM Intermediate Government Fund


                                                   PRINCIPAL
                                                     AMOUNT                VALUE
------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  12.00%, 02/15/13 to 07/15/15                    $        48,277       $     57,497
------------------------------------------------------------------------------------
  10.50%, 02/15/16                                          3,711              4,399
------------------------------------------------------------------------------------
  8.50%, 08/20/16 to 01/15/37                             377,276            411,247
------------------------------------------------------------------------------------
  8.75%, 10/20/16                                          45,601             49,272
------------------------------------------------------------------------------------
  8.00%, 03/20/17 to 08/15/36                           5,419,445          5,936,354
------------------------------------------------------------------------------------
  6.95%, 07/20/25 to 11/20/26                           1,681,392          1,796,695
------------------------------------------------------------------------------------
  7.50%, 03/15/26 to 05/15/37                           6,469,852          6,929,229
====================================================================================
                                                                          52,258,683
====================================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $433,041,752)                                                436,584,530
====================================================================================

U.S. GOVERNMENT SPONSORED AGENCY
  SECURITIES-11.72%(a)

FEDERAL FARM CREDIT BANK (FFCB)-4.56%

Bonds, 5.75%, 01/18/22                                 16,000,000         16,857,920
------------------------------------------------------------------------------------
Medium-Term Notes, 5.75%, 12/07/28                      7,000,000          7,769,580
====================================================================================
                                                                          24,627,500
====================================================================================

FEDERAL HOME LOAN BANK (FHLB)-3.90%

Unsec. Bonds, 6.15%, 12/08/26                          21,000,000         21,100,380
====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.26%

Sr. Unsec. Notes,
  6.13%, 03/21/16                                       7,000,000          7,038,990
------------------------------------------------------------------------------------
  6.25%, 03/29/22                                       7,015,000          7,059,615
------------------------------------------------------------------------------------
  6.50%, 11/25/25                                       3,500,000          3,508,960
====================================================================================
                                                                          17,607,565
====================================================================================
    Total U.S. Government Sponsored Agency
      Securities (Cost $61,175,272)                                       63,335,445
====================================================================================

                                                   PRINCIPAL
                                                     AMOUNT                VALUE
------------------------------------------------------------------------------------


U.S. TREASURY SECURITIES-1.29%(a)

U.S. TREASURY BONDS-0.84%

7.50%, 11/15/24(c)                                $     3,300,000       $  4,579,278
====================================================================================

U.S. TREASURY STRIPS-0.45%

6.79%, 11/15/18(d)                                      3,750,000          2,419,913
====================================================================================
    Total U.S. Treasury Securities (Cost
      $6,009,240)                                                          6,999,191
====================================================================================

FOREIGN SOVEREIGN BONDS-0.48%

SOVEREIGN DEBT-0.48%(a)

Israel Government Agency for International
  Development (AID) Bond (Israel), Gtd.
  Global Bonds, 5.13%, 11/01/24 (Cost
  $2,219,688)                                           2,200,000          2,569,138
====================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-94.26% (Cost $502,445,952)                                 509,488,304
====================================================================================

                                                     REPURCHASE
                                                       AMOUNT
====================================================================================

REPURCHASE AGREEMENTS-14.10%(e)

Barclays Capital Inc., Joint Agreement dated
  01/31/08 aggregate maturing value
  $1,000,083,333 (collateralized by U.S.
  Government obligations valued at
  $1,020,000,000; 5.50%-6.50%,
  01/01/37-06/01/47) 3.00%, 02/01/08 (Cost
  $76,218,750)                                    $    76,225,102         76,218,750
====================================================================================
TOTAL INVESTMENTS-108.36% (Cost $578,664,702)                            585,707,054
====================================================================================
OTHER ASSETS LESS LIABILITIES-(8.36)%                                    (45,191,099)
====================================================================================
NET ASSETS-100.00%                                                      $540,515,955
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
REMICS  - Real Estate Mortgage Investment Conduits
Sr.     - Senior
STRIPS  - Separately Traded Registered Interest and Principal Security
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2008 was $509,488,304, which represented 94.26% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of the value was segregated as collateral for forward commitments.
(c) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N and Note 6.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)  Principal amount equals value at period end. See Note 1K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Intermediate Government Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008
(Unaudited)

ASSETS:

Investments, at value (Cost $502,445,952)      $509,488,304
-----------------------------------------------------------
Repurchase agreements, at value (Cost
  $76,218,750)                                   76,218,750
===========================================================
    Total investments (Cost $578,664,702)       585,707,054
===========================================================
Receivables for:
  Investments sold                                9,380,812
-----------------------------------------------------------
  Forward commitments -- Sales                  128,399,750
-----------------------------------------------------------
  Variation margin                                  917,688
-----------------------------------------------------------
  Fund shares sold                                1,915,260
-----------------------------------------------------------
  Interest                                        2,849,231
-----------------------------------------------------------
  Principal paydowns                                 23,984
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               79,779
-----------------------------------------------------------
Other assets                                         39,251
===========================================================
    Total assets                                729,312,809
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          57,903,310
-----------------------------------------------------------
  Fund shares reacquired                          1,012,124
-----------------------------------------------------------
  Dividends                                         211,339
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                149,611
-----------------------------------------------------------
Forward commitments, at value                   128,973,089
-----------------------------------------------------------
Accrued distribution fees                           195,232
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,104
-----------------------------------------------------------
Accrued transfer agent fees                         211,282
-----------------------------------------------------------
Accrued operating expenses                          138,763
===========================================================
    Total liabilities                           188,796,854
___________________________________________________________
===========================================================
Net assets applicable to shares outstanding    $540,515,955
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $629,012,703
-----------------------------------------------------------
Undistributed net investment income              (1,114,417)
-----------------------------------------------------------
Undistributed net realized gain (loss)          (97,516,414)
-----------------------------------------------------------
Unrealized appreciation                          10,134,083
===========================================================
                                               $540,515,955
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $314,398,903
___________________________________________________________
===========================================================
Class B                                        $113,823,354
___________________________________________________________
===========================================================
Class C                                        $ 40,417,180
___________________________________________________________
===========================================================
Class R                                        $  5,615,042
___________________________________________________________
===========================================================
Investor Class                                 $ 42,271,241
___________________________________________________________
===========================================================
Institutional Class                            $ 23,990,235
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          36,020,367
___________________________________________________________
===========================================================
Class B                                          12,997,303
___________________________________________________________
===========================================================
Class C                                           4,634,086
___________________________________________________________
===========================================================
Class R                                             642,794
___________________________________________________________
===========================================================
Investor Class                                    4,838,965
___________________________________________________________
===========================================================
Institutional Class                               2,745,160
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.73
-----------------------------------------------------------
  Maximum offering price per share
    (Net asset value of $8.73 divided by
    95.25%)                                    $       9.17
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.76
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.72
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       8.74
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       8.74
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       8.74
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Intermediate Government Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2008
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $14,092,302
=========================================================================

EXPENSES:

Advisory fees                                                   1,115,874
-------------------------------------------------------------------------
Administrative services fees                                       83,599
-------------------------------------------------------------------------
Custodian fees                                                     31,536
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         362,010
-------------------------------------------------------------------------
  Class B                                                         574,813
-------------------------------------------------------------------------
  Class C                                                         176,771
-------------------------------------------------------------------------
  Class R                                                          12,418
-------------------------------------------------------------------------
  Investor Class                                                   39,732
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                    644,102
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  759
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          15,292
-------------------------------------------------------------------------
Other                                                             185,042
=========================================================================
    Total expenses                                              3,241,948
=========================================================================
Less: Expenses reimbursed and expense offset arrangement(s)       (26,712)
=========================================================================
    Net expenses                                                3,215,236
=========================================================================
Net investment income                                          10,877,066
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                          (650,186)
-------------------------------------------------------------------------
  Futures contracts                                             4,744,895
=========================================================================
                                                                4,094,709
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        12,333,712
-------------------------------------------------------------------------
  Futures contracts                                             2,198,936
=========================================================================
                                                               14,532,648
=========================================================================
Net realized and unrealized gain                               18,627,357
=========================================================================
Net increase in net assets resulting from operations          $29,504,423
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Intermediate Government Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2008 and the year ended July 31, 2007 (Unaudited)

                                                               JANUARY 31,        JULY 31,
                                                                   2008             2007
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $ 10,877,066     $ 22,992,843
--------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        4,094,709       (3,469,167)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          14,532,648        4,348,159
============================================================================================
    Net increase in net assets resulting from operations         29,504,423       23,871,835
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (7,319,411)     (15,635,769)
--------------------------------------------------------------------------------------------
  Class B                                                        (2,482,499)      (6,560,233)
--------------------------------------------------------------------------------------------
  Class C                                                          (762,205)      (1,640,175)
--------------------------------------------------------------------------------------------
  Class R                                                          (119,272)        (263,331)
--------------------------------------------------------------------------------------------
  Investor Class                                                 (1,045,650)      (2,247,385)
--------------------------------------------------------------------------------------------
  Institutional Class                                              (622,763)        (619,237)
============================================================================================
    Decrease in net assets resulting from distributions         (12,351,800)     (26,966,130)
============================================================================================
Share transactions-net:
  Class A                                                        25,635,479      (32,451,869)
--------------------------------------------------------------------------------------------
  Class B                                                        (9,034,833)     (55,901,047)
--------------------------------------------------------------------------------------------
  Class C                                                         5,666,543       (8,078,476)
--------------------------------------------------------------------------------------------
  Class R                                                           862,787         (702,402)
--------------------------------------------------------------------------------------------
  Investor Class                                                    612,785       (4,885,693)
--------------------------------------------------------------------------------------------
  Institutional Class                                             2,216,454       14,983,171
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          25,959,215      (87,036,316)
============================================================================================
    Net increase (decrease) in net assets                        43,111,838      (90,130,611)
============================================================================================

NET ASSETS:

  Beginning of period                                           497,404,117      587,534,728
============================================================================================
  End of period (including undistributed net investment
    income of $(1,114,417) and $360,317, respectively)         $540,515,955     $497,404,117
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Intermediate Government Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM Intermediate Government Fund


       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

       In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement

AIM Intermediate Government Fund

     dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

       Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

       At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

       Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

K. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

L. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

M. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

N. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss

AIM Intermediate Government Fund

     equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended January 31, 2008, AIM did not waive any advisory fees.

    At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $6,358.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2008, ADI advised the Fund that ADI retained $17,372 in front-end sales commissions from the sale of Class A shares and $49, $47,352, $1,522 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Intermediate Government Fund

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $20,354.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2008, the Fund paid legal fees of $1,733 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

    Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended January 31, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 6--FUTURES CONTRACTS

On January 31, 2008, U.S. Treasury and U.S. Government Sponsored Agency obligations with a value of $1,932,630 were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF        MONTH/             VALUE         UNREALIZED
CONTRACT                                                      CONTRACTS      COMMITMENT         01/31/08       APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       209       March-2008/Long    $ 23,617,000      $  745,795
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      431       March-2008/Long      50,305,781       1,880,077
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                      523       March-2008/Long      62,400,438       1,039,199
===========================================================================================================================
                                                                                              $136,323,219      $3,665,071
___________________________________________________________________________________________________________________________
===========================================================================================================================

AIM Intermediate Government Fund

NOTE 7--OPEN FORWARD COMMITMENTS -- SALES

                                                                 COMMITMENT         PRINCIPAL         VALUE
CONTRACT                                                            DATE             AMOUNT         01/31/08
---------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
Pass Through Ctfs., TBA
  6.50%, 02/01/38                                                 02/12/08         $ 8,400,000    $  8,726,810
---------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
Pass Through Ctfs., TBA
  6.00%, 02/01/23-02/01/38                                    02/12/08-02/19/08     31,000,000      31,981,414
---------------------------------------------------------------------------------------------------------------
  6.50%, 02/01/38                                                 02/12/08          73,000,000      75,771,737
---------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pass Through Ctfs., TBA
  7.0%, 02/01/38                                                  02/20/08          12,000,000      12,493,128
===============================================================================================================
                                                                                                  $128,973,089
_______________________________________________________________________________________________________________
===============================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2007                                                    $20,298,822
-----------------------------------------------------------------------------
July 31, 2008                                                      9,400,360
-----------------------------------------------------------------------------
July 31, 2011                                                        377,217
-----------------------------------------------------------------------------
July 31, 2012                                                     15,762,988
-----------------------------------------------------------------------------
July 31, 2013                                                     15,201,178
-----------------------------------------------------------------------------
July 31, 2014                                                     17,513,799
-----------------------------------------------------------------------------
July 31, 2015                                                     16,185,573
=============================================================================
Total capital loss carryforward                                  $94,739,937
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO U.S. Government Securities Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2008 was $262,909,389 and $245,438,975, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $7,589,119
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (546,767)
==============================================================================
Net unrealized appreciation of investment securities               $7,042,352
______________________________________________________________________________
==============================================================================
Investments have the same cost for tax and financial statement purposes.

AIM Intermediate Government Fund

NOTE 10--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                  YEAR ENDED
                                                                 JANUARY 31, 2008(a)              JULY 31, 2007
                                                              -------------------------    ----------------------------
                                                                SHARES        AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      8,130,215    $69,693,115      6,536,684    $  55,626,367
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,060,054     17,753,796      1,450,224       12,384,751
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,390,032     11,940,460        753,797        6,413,402
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        125,196      1,070,850        211,954        1,807,672
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 657,020      5,640,727        523,249        4,460,488
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            331,954      2,835,681      1,874,578       15,971,013
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        756,930      6,475,077      1,622,581       13,819,949
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        242,951      2,084,348        641,386        5,482,364
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         78,960        675,046        168,376        1,432,973
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                         13,893        118,973         30,649          261,244
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 113,568        972,182        245,174        2,089,912
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             72,698        622,763         72,805          619,237
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      1,100,385      9,418,516      2,403,855       20,461,299
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,096,747)    (9,418,516)    (2,396,032)     (20,461,299)
=======================================================================================================================
Reacquired:
  Class A                                                     (7,033,406)   (59,951,229)   (14,355,285)    (122,359,484)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,272,693)   (19,454,461)    (6,239,388)     (53,306,863)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (814,851)    (6,948,963)    (1,872,282)     (15,924,851)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (38,440)      (327,036)      (326,237)      (2,771,318)
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                (702,254)    (6,000,124)    (1,342,143)     (11,436,093)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (145,486)    (1,241,990)      (188,482)      (1,607,079)
=======================================================================================================================
                                                               2,969,979    $25,959,215    (10,184,537)   $ (87,036,316)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

AIM Intermediate Government Fund

NOTE 11--SIGNIFICANT EVENT

At a meeting held on December 13, 2007, the Board of Trustees of Trust approved certain proposals to be presented for shareholder approval at a special meeting of the shareholders of the Trust intended to be held on February 29, 2008 (the "Special Meeting"). At the Special Meeting, shareholders of record as of the close of business on November 30, 2007, are entitled to vote their respective shares on several proposals that including, among others the following proposal(s).

    New proposed sub-advisory agreement between AIM and each of AIM Funds Management Inc., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Limited., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisors") (the "New Sub-advisory Arrangements"). This proposal is intended to benefit the Fund and its shareholders by permitting AIM to utilize the additional resources and talent of these affiliated sub-advisors in managing the Fund. Because AIM would pay all of the sub-advisory fees of the sub-advisors, the new sub-advisory arrangements would not affect the fees the Fund pays pursuant to the advisory agreement. If approved by shareholders, the New Sub-advisory Arrangements are expected to become effective on or about May 1, 2008.

    If shareholders of a Fund have not approved all applicable proposals, the meeting will be adjourned. Information about adjourned meetings may be found at www.aiminvestments.com and clicking on "proxy voting" in the top right hand corner. A meeting will not be adjourned past March 28, 2008.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                           --------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                   YEAR ENDED JULY 31,
                                            JANUARY 31,         -----------------------------------------------------------------
                                                2008              2007           2006           2005        2004           2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   8.44          $   8.49       $   8.83       $   9.01    $   9.15       $   9.28
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.19              0.38(a)        0.33(a)        0.30        0.29(a)        0.33(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.32              0.01          (0.24)         (0.06)       0.02          (0.04)
=================================================================================================================================
    Total from investment operations              0.51              0.39           0.09           0.24        0.31           0.29
=================================================================================================================================
Less distributions from net investment
  income                                         (0.22)            (0.44)         (0.43)         (0.42)      (0.45)         (0.42)
=================================================================================================================================
Net asset value, end of period                $   8.73          $   8.44       $   8.49       $   8.83    $   9.01       $   9.15
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   6.08%             4.72%          1.10%          2.66%       3.45%          3.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $314,399          $278,955       $313,107       $407,096    $462,804       $639,002
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                1.08%(c)          1.06%          1.22%          1.19%       1.01%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                1.08%(c)          1.07%          1.23%          1.20%       1.02%          0.90%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                      4.46%(c)          4.48%          3.87%          3.55%       3.15%          3.47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                          55%               37%           169%           124%        142%           275%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $288,034,387.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Intermediate Government Fund

                                                                                    CLASS B
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                 YEAR ENDED JULY 31,
                                              JANUARY 31,       -----------------------------------------------------------------
                                                 2008             2007           2006           2005        2004           2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   8.46         $   8.52       $   8.86       $   9.04    $   9.18       $   9.31
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.16             0.32(a)        0.27(a)        0.23        0.22(a)        0.26(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.33             0.00          (0.24)         (0.06)       0.02          (0.04)
=================================================================================================================================
    Total from investment operations               0.49             0.32           0.03           0.17        0.24           0.22
=================================================================================================================================
Less distributions from net investment
  income                                          (0.19)           (0.38)         (0.37)         (0.35)      (0.38)         (0.35)
=================================================================================================================================
Net asset value, end of period                 $   8.76         $   8.46       $   8.52       $   8.86    $   9.04       $   9.18
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    5.80%            3.82%          0.36%          1.89%       2.68%          2.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $113,823         $119,045       $175,638       $269,708    $376,960       $654,305
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 1.83%(c)         1.81%          1.97%          1.94%       1.76%          1.65%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 1.83%(c)         1.82%          1.98%          1.95%       1.77%          1.65%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       3.71%(c)         3.73%          3.12%          2.80%       2.40%          2.72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                           55%              37%           169%           124%        142%           275%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $114,337,898.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                    CLASS C
                                               ----------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                                 YEAR ENDED JULY 31,
                                                JANUARY 31,         -------------------------------------------------------------
                                                    2008             2007          2006          2005       2004           2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  8.43           $  8.49       $  8.82       $  9.00    $  9.15       $   9.27
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.16              0.32(a)       0.27(a)       0.23       0.22(a)        0.26(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.31              0.00         (0.23)        (0.06)      0.01          (0.03)
=================================================================================================================================
    Total from investment operations                 0.47              0.32          0.04          0.17       0.23           0.23
=================================================================================================================================
Less distributions from net investment income       (0.18)            (0.38)        (0.37)        (0.35)     (0.38)         (0.35)
=================================================================================================================================
Net asset value, end of period                    $  8.72           $  8.43       $  8.49       $  8.82    $  9.00       $   9.15
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      5.69%             3.82%         0.48%         1.90%      2.58%          2.42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $40,417           $33,551       $41,849       $56,650    $78,760       $137,213
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                   1.83%(c)          1.81%         1.97%         1.94%      1.76%          1.65%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   1.83%(c)          1.82%         1.98%         1.95%      1.77%          1.65%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             3.71%(c)          3.73%         3.12%         2.80%      2.40%          2.72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                             55%               37%          169%          124%       142%           275%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $35,162,013.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Intermediate Government Fund

                                                                                       CLASS R
                                                     ----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                              YEAR ENDED JULY 31,
                                                      JANUARY 31,         -------------------------------------------------------
                                                          2008             2007         2006         2005      2004         2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 8.44           $ 8.50       $ 8.84       $ 9.01    $ 9.16       $ 9.27
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.18             0.36(a)      0.31(a)      0.29      0.27(a)      0.30(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        0.33             0.00        (0.24)       (0.07)     0.01        (0.02)
=================================================================================================================================
    Total from investment operations                       0.51             0.36         0.07         0.22      0.28         0.28
=================================================================================================================================
Less distributions from net investment income             (0.21)           (0.42)       (0.41)       (0.39)    (0.43)       (0.39)
=================================================================================================================================
Net asset value, end of period                           $ 8.74           $ 8.44       $ 8.50       $ 8.84    $ 9.01       $ 9.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            6.08%            4.34%        0.86%        2.51%     3.08%        2.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $5,615           $4,577       $5,320       $4,231    $4,422       $4,057
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.33%(c)         1.31%        1.47%        1.44%     1.26%        1.15%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.33%(c)         1.32%        1.48%        1.45%     1.26%        1.15%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   4.21%(c)         4.23%        3.62%        3.30%     2.90%        3.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                   55%              37%         169%         124%      142%         275%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,940,388.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   INVESTOR CLASS
                                                   ------------------------------------------------------------------------------
                                                                                                               SEPTEMBER 30, 2003
                                                     SIX MONTHS                                                  (COMMENCEMENT
                                                       ENDED                    YEAR ENDED JULY 31,                 DATE) TO
                                                    JANUARY 31,         -----------------------------------         JULY 31,
                                                        2008             2007          2006          2005             2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  8.44           $  8.50       $  8.83       $  9.01         $  9.30
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.19              0.39(a)       0.34(a)       0.31            0.24(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.33              0.00         (0.23)        (0.07)          (0.15)
=================================================================================================================================
    Total from investment operations                     0.52              0.39          0.11          0.24            0.09
=================================================================================================================================
Less distributions from net investment income           (0.22)            (0.45)        (0.44)        (0.42)          (0.38)
=================================================================================================================================
Net asset value, end of period                        $  8.74           $  8.44       $  8.50       $  8.83         $  9.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          6.23%             4.65%         1.26%         2.69%           1.02%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $42,271           $40,278       $45,437       $62,994         $76,771
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         1.02%(c)          1.02%         1.15%         1.17%           0.98%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                       1.02%(c)          1.03%         1.16%         1.18%           1.00%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 4.52%(c)          4.52%         3.94%         3.57%           3.18%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                 55%               37%          169%          124%            142%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $40,771,782.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Intermediate Government Fund

                                                                                   INSTITUTIONAL CLASS
                                                              --------------------------------------------------------------
                                                                                                              APRIL 29, 2005
                                                                SIX MONTHS              YEAR ENDED            (COMMENCEMENT
                                                                  ENDED                  JULY 31,                DATE) TO
                                                               JANUARY 31,         --------------------          JULY 31,
                                                                   2008             2007          2006             2005
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  8.45           $  8.50       $ 8.84           $ 8.90
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.21              0.43(a)      0.38(a)          0.10
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.32              0.01        (0.24)           (0.04)
============================================================================================================================
  Total from investment operations                                  0.53              0.44         0.14             0.06
============================================================================================================================
  Less distributions from net investment income                    (0.24)            (0.49)       (0.48)           (0.12)
============================================================================================================================
Net asset value, end of period                                   $  8.74           $  8.45       $ 8.50           $ 8.84
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                     6.34%             5.25%        1.63%            0.67%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $23,990           $20,997       $6,183           $  771
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.57%(c)          0.54%        0.70%            0.81%(d)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.57%(c)          0.55%        0.71%            0.82%(d)
============================================================================================================================
Ratio of net investment income to average net assets                4.96%(c)          5.00%        4.39%            3.94%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                                            55%               37%         169%             124%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $22,358,765.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM Intermediate Government Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Intermediate Government Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                            EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
                           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
        CLASS               (08/01/07)        (01/31/08)(1)       PERIOD(2)        (01/31/08)         PERIOD(2)         RATIO
          A                  $1,000.00          $1,060.80           $5.59           $1,019.71           $5.48            1.08%
          B                   1,000.00           1,058.00            9.47            1,015.94            9.27            1.83
          C                   1,000.00           1,056.90            9.46            1,015.94            9.27            1.83
          R                   1,000.00           1,060.80            6.89            1,018.45            6.75            1.33
      Investor                1,000.00           1,062.30            5.29            1,020.01            5.18            1.02

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, is after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

Supplement to Semiannual Report dated 1/31/08

AIM Intermediate Government Fund

Institutional Class Shares                   ==========================================   ANCE OF OTHER SHARE CLASSES PRIMARILY DUE
                                             AVERAGE ANNUAL TOTAL RETURNS                 TO DIFFERING SALES CHARGES AND CLASS
The following information has been           For periods ended 1/31/08                    EXPENSES.
prepared to provide Institutional Class
shareholders with a performance overview     10 Years                             4.81%        THE TOTAL ANNUAL FUND OPERATING
specific to their holdings. Institutional       5 Years                           3.68    EXPENSE RATIO SET FORTH IN THE MOST RECENT
Class shares are offered exclusively to         1 Year                            8.57    FUND PROSPECTUS AS OF THE DATE OF THIS
institutional investors, including defined      6 Months*                         6.34    SUPPLEMENT FOR INSTITUTIONAL CLASS SHARES
contribution plans that meet certain                                                      WAS 0.55%. THE EXPENSE RATIOS PRESENTED
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 ABOVE MAY VARY FROM THE EXPENSE RATIOS
                                             For periods ended 12/31/07, most recent      PRESENTED IN OTHER SECTIONS OF THE ACTUAL
                                             calendar quarter-end                         REPORT THAT ARE BASED ON EXPENSES INCURRED
                                                                                          DURING THE PERIOD COVERED BY THIS
                                             10 Years                             4.71%   SUPPLEMENT.
                                                5 Years                           3.18
                                                1 Year                            6.58         PLEASE NOTE THAT PAST PERFORMANCE IS
                                                6 Months*                         5.14    NOT INDICATIVE OF FUTURE RESULTS. MORE
                                                                                          RECENT RETURNS MAY BE MORE OR LESS THAN
                                             *    Cumulative total return that has not    THOSE SHOWN. ALL RETURNS ASSUME
                                                  been annualized                         REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             ==========================================   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                                                                          FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE   MAY BE WORTH MORE OR LESS THAN THEIR
                                             IS APRIL 29, 2005. RETURNS SINCE THAT DATE   ORIGINAL COST. SEE FULL REPORT FOR
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS    INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ARE BLENDED RETURNS OF HISTORICAL            PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND    MORE INFORMATION. FOR THE MOST CURRENT
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR      MONTH-END PERFORMANCE, PLEASE CALL
                                             PERIODS PRIOR TO THE INCEPTION DATE OF       800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE RULE 12B-1
                                             FEES APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS APRIL 28, 1987.

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORM-

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [AIM INVESTMENTS LOGO]
AIMinvestments.com GOV-INS-2  A I M Distributors, Inc.  --REGISTERED TRADEMARK--

AIM Intermediate Government Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
        CLASS             (08/01/07)      (01/31/08)(1)     PERIOD(2)      (01/31/08)       PERIOD(2)       RATIO
    Institutional          $1,000.00        $1,063.40         $2.96         $1,022.27         $2.90          0.57%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

                                           Fund holdings and proxy voting information
         [EDELIVERY
        GO PAPERLESS                       The Fund provides a complete list of its
AIMINVESTMENTS.COM/EDELIVERY               holdings four times in each fiscal year,
          GRAPHIC]                         at the quarter-ends. For the second and
                                           fourth quarters, the lists appear in the
REGISTER FOR EDELIVERY                     Fund's semiannual and annual reports to
                                           shareholders. For the first and third
eDelivery is the process of receiving      quarters, the Fund files the lists with
your fund and account information via      the Securities and Exchange Commission
e-mail. Once your quarterly statements,    (SEC) on Form N-Q. The most recent list of
tax forms, fund reports, and               portfolio holdings is available at
prospectuses are available, we will send   AIMinvestments.com. From our home page,
you an e-mail notification containing      click on Products & Performance, then
links to these documents. For security     Mutual Funds, then Fund Overview. Select
purposes, you will need to log in to       your Fund from the drop-down menu and
your account to view your statements and   click on Complete Quarterly Holdings.
tax forms.                                 Shareholders can also look up the Fund's
                                           Forms N-Q on the SEC Web site at sec.gov.
WHY SIGN UP?                               Copies of the Fund's Forms N-Q may be
                                           reviewed and copied at the SEC Public
Register for eDelivery to:                 Reference Room in Washington, D.C. You can
                                           obtain information on the operation of the
-    save your Fund the cost of printing   Public Reference Room, including
     and postage.                          information about duplicating fee charges,
                                           by calling 202-942-8090 or 800-732-0330,
-    reduce the amount of paper you        or by electronic request at the following
     receive.                              e-mail address: publicinfo@sec.gov. The
                                           SEC file numbers for the Fund are
-    gain access to your documents         811-05686 and 033-39519.
     faster by not waiting for the mail.

-    view your documents online anytime    A description of the policies and
     at your convenience.                  procedures that the Fund uses to determine
                                           how to vote proxies relating to portfolio
-    save the documents to your personal   securities is available without charge,
     computer or print them out for your   upon request, from our Client Services
     records.                              department at 800-959-4246 or on the AIM
                                           Web site, AIMinvestments.com. On the home
HOW DO I SIGN UP?                          page, scroll down and click on Proxy
                                           Policy. The information is also available
It's easy. Just follow these simple        on the SEC Web site, sec.gov.
steps:

1.   Log in to your account.               Information regarding how the Fund voted
                                           proxies related to its portfolio
2.   Click on the "Service Center" tab.    securities during the 12 months ended June
                                           30, 2007, is available at our Web site. Go
3.   Select "Register for eDelivery" and   to AIMinvestments.com, access the About Us
     complete the consent process.         tab, click on Required Notices and then
                                           click on Proxy Voting Activity. Next,
This AIM service is provided by AIM        select the Fund from the drop-down menu.
Investment Services, Inc.                  The information is also available on the
                                           SEC Web site, sec.gov.

                                           GOV-SAR-1    A I M Distributors, Inc.

                                                          [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

FIXED INCOME

                                                            AIM Limited Maturity
                                                                   Treasury Fund

Short-term Taxable
Investment Grade

                            Semiannual Report to Shareholders - January 31, 2008

Table of Contents

Fund Performance ................    2
Letter to Shareholders ..........    3
Schedule of Investments .........    4
Financial Statements ............    5
Notes to Financial Statements ...    8
Financial Highlights ............   12
Fund Expenses ...................   15

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                            are from A I M Management Group Inc.

                                              If used after April 20, 2008, this
                                                 report must be accompanied by a
                                                        Fund fact sheet or by an
                                                AIM Quarterly Performance Review
                                                for the most recent quarter-end.

                     ===========================================================
                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
                     ===========================================================

[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM Limited Maturity Treasury Fund

Fund performance

=====================================================

PERFORMANCE SUMMARY                                     THE INCEPTION DATE OF
                                                        CLASS A3 SHARES IS
FUND VS. INDEXES                                        OCTOBER 31, 2002. RETURNS
                                                        SINCE THAT DATE ARE
Cumulative total returns, 7/31/07-1/31/08, at net       HISTORICAL RETURNS. ALL
asset value (NAV). Performance shown does not include   OTHER RETURNS ARE THE
applicable CDSC or front-end sales charges, which       BLENDED RETURNS OF THE
would have reduced performance.                         HISTORICAL PERFORMANCE OF
                                                        CLASS A3 SHARES SINCE
Class A Shares                                  5.05%   THEIR INCEPTION AND THE
Class A3 Shares                                 5.00    RESTATED HISTORICAL
Lehman Brothers U.S. Aggregate Bond Index               PERFORMANCE OF CLASS A
   (triangle) (Broad Market Index)              6.82    SHARES (FOR PERIODS PRIOR
Lehman Brothers 1-2 Year U.S. Government Bond           TO THE INCEPTION OF CLASS
   (triangle) Index (Style-Specific Index)      5.17    A3 SHARES) AT NET ASSET
Lipper Short U.S. Treasury Funds Category               VALUE, ADJUSTED TO
   Average(triangle) (Peer Group)               5.62    REFLECT THE HIGHER RULE
                                                        12B-1 FEES APPLICABLE TO
SOURCE: (TRIANGLE)LIPPER INC.                           CLASS A3 SHARES. CLASS A
                                                        SHARES INCEPTION DATE IS
The LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX covers    DECEMBER 15, 1987.
U.S. investment-grade fixed-rate bonds with
COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES,          THE TOTAL ANNUAL
MORTGAGE PASS-THROUGHS, AND ASSET-BACKED SECURITIES.    FUND OPERATING EXPENSE
                                                        RATIO SET FORTH IN THE
     THE LEHMAN BROTHERS 1-2 YEAR U.S. GOVERNMENT       MOST RECENT FUND
BOND INDEX INCLUDES MARKET VALUE-WEIGHTED GOVERNMENT    PROSPECTUS AS OF THE DATE
DEBT ISSUES WITH MATURITIES BETWEEN ONE AND TWO         OF THIS REPORT FOR CLASS
YEARS.                                                  A AND CLASS A3 SHARES WAS
                                                        0.67% AND 0.77%,
     THE LIPPER SHORT U.S. TREASURY FUNDS CATEGORY      RESPECTIVELY. THE EXPENSE
AVERAGE REPRESENTS AN AVERAGE OF ALL OF THE FUNDS IN    RATIOS PRESENTED ABOVE
THE LIPPER SHORT U.S. TREASURY FUNDS CATEGORY. THESE    MAY VARY FROM THE EXPENSE
FUNDS INVEST AT LEAST 65% OF THEIR ASSETS IN U.S.       RATIOS PRESENTED IN OTHER
TREASURY BILLS, NOTES, AND BONDS WITH DOLLAR-WEIGHTED   SECTIONS OF THIS REPORT
AVERAGE MATURITIES OF LESS THAN THREE YEARS.            THAT ARE BASED ON
                                                        EXPENSES INCURRED DURING
     THE FUND IS NOT MANAGED TO TRACK THE PERFORMANCE   THE PERIOD COVERED BY
OF ANY PARTICULAR INDEX, INCLUDING THE INDEXES          THIS REPORT.
DEFINED HERE, AND CONSEQUENTLY, THE PERFORMANCE OF
THE FUND MAY DEVIATE SIGNIFICANTLY FROM THE                  THE PERFORMANCE DATA
PERFORMANCE OF THE INDEXES.                             QUOTED REPRESENT PAST
                                                        PERFORMANCE AND CANNOT
     A DIRECT INVESTMENT CANNOT BE MADE IN AN INDEX.    GUARANTEE COMPARABLE
UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE       FUTURE RESULTS; CURRENT
REINVESTED DIVIDENDS, AND THEY DO NOT REFLECT SALES     PERFORMANCE MAY BE LOWER
CHARGES. PERFORMANCE OF AN INDEX OF FUNDS REFLECTS      OR HIGHER. PLEASE VISIT
FUND EXPENSES; PERFORMANCE OF A MARKET INDEX DOES       AIMINVESTMENTS.COM FOR
NOT.                                                    THE MOST RECENT MONTH-END
                                                        PERFORMANCE. PERFORMANCE
=====================================================   FIGURES REFLECT
                                                        REINVESTED DISTRIBUTIONS,
AVERAGE ANNUAL TOTAL        AVERAGE ANNUAL TOTAL        CHANGES IN NET ASSET
RETURNS                     RETURNS                     VALUE AND THE EFFECT OF
                                                        THE MAXIMUM SALES CHARGE
As of 1/31/08,  including   As of 12/31/07, the most    UNLESS OTHERWISE STATED.
maximum applicable sales    recent quarter-end,         PERFORMANCE FIGURES DO
charges                     including maximum           NOT REFLECT DEDUCTION OF
                            applicable sales charges    TAXES A SHAREHOLDER WOULD
                                                        PAY ON FUND DISTRIBUTIONS
CLASS A SHARES              CLASS A SHARES              OR SALE OF FUND SHARES.
Inception                   Inception                   INVESTMENT RETURN AND
   (12/15/87)        5.29%     (12/15/87)       5.24%   PRINCIPAL VALUE WILL
   10 Years          3.97      10 Years         3.90    FLUCTUATE SO THAT YOU MAY
    5 Years          2.54       5 Years         2.24    HAVE A GAIN OR LOSS WHEN
    1 Year           6.49       1 Year          5.22    YOU SELL SHARES.
CLASS A3 SHARES             CLASS A3 SHARES
   10 Years          3.89%     10 Years         3.83%        CLASS A SHARE
    5 Years          2.60       5 Years         2.30    PERFORMANCE REFLECTS THE
    1 Year           7.45       1 Year          6.17    MAXIMUM 1.00% SALES
                                                        CHARGE. CLASS A3 SHARES
=====================================================   DO NOT HAVE A FRONT-END
                                                        SALES CHARGE OR A CDSC;
                                                        THEREFORE, PERFORMANCE
                                                        QUOTED IS AT NET ASSET
                                                        VALUE. THE PERFORMANCE OF
                                                        THE FUND'S SHARE CLASSES
                                                        WILL DIFFER PRIMARILY DUE
                                                        TO DIFFERENT SALES CHARGE
                                                        STRUCTURES AND CLASS
                                                        EXPENSES.

                                                             HAD THE ADVISOR NOT
                                                        WAIVED FEES AND/OR
                                                        REIMBURSED EXPENSES IN
                                                        THE PAST, PERFORMANCE
                                                        WOULD HAVE BEEN LOWER.

AIM Limited Maturity Treasury Fund

                    Dear Fellow AIM Fund Shareholders:

                    The lines of communication are open: More than 250 of you
                    have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50
                    shareholders have contacted me directly by e-mail. When I
                    could respond quickly and easily to a shareholder's specific
   [CROCKETT        concern I did, but the messages for the most part raised
     PHOTO]         consistent issues that I respond to here.

                         I have received many suggestions, a few complaints, and
                    one offer to buy a gold mine! In general, your letters
                    expressed an appreciation for transparency, frankness and
                    the opportunity to comment. Nevertheless, several sharehold-
                    ers found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information
                    needs. With these reports going to tens of thousands of
                    people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the
Bruce L. Crockett   information required by law. The ability to change or
                    further customize letters and reports is also affected by technology, timeliness and cost.

                         Online survey responders preferred electronic
                    communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

                         The correspondence shows that improving fund
                    performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with AIM Investments to make improved performance a top priority for all fund managers.

                         Expense levels came up as another dominant issue, and
                    no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

                         The value of communication between the Board and
                    shareholders has been noted within and beyond the AIM com-munity. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important. Morningstar--REGISTERED TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where AIM was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

                         In other news, Ruth Quigley retired from your Board at
                    the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathi-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

                         Your Board looks forward to another year of diligent
                    effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board of Trustees

                    March 18, 2008

AIM Limited Maturity Treasury Fund

PORTFOLIO COMPOSITION

U.S. Treasury Notes, based on Net Assets as of January 31, 2008

                                     INTEREST    % OF TOTAL
MATURITY DATE                          RATE      NET ASSETS
-----------------------------------------------------------
02/28/09                               4.75%        8.40
-----------------------------------------------------------
03/31/09                               4.50         8.21
-----------------------------------------------------------
04/30/09                               4.50         8.22
-----------------------------------------------------------
05/31/09                               4.88         8.28
-----------------------------------------------------------
06/30/09                               4.88         8.29
-----------------------------------------------------------
07/31/09                               4.63         8.48
-----------------------------------------------------------
08/31/09                               4.00         8.41
-----------------------------------------------------------
09/30/09                               4.00         8.23
-----------------------------------------------------------
10/31/09                               3.63         8.19
-----------------------------------------------------------
11/30/09                               3.13         8.13
-----------------------------------------------------------
12/31/09                               3.25         8.16
-----------------------------------------------------------
01/31/10                               2.13         8.17
-----------------------------------------------------------
OTHER ASSETS LESS LIABILITIES            --         0.83
___________________________________________________________
===========================================================

SCHEDULE OF INVESTMENTS

January 31, 2008
(Unaudited)


                                                            PRINCIPAL
                                                             AMOUNT
                                                MATURITY     (000)          VALUE
-------------------------------------------------------------------------------------
U.S. TREASURY NOTES--99.17%(a)
4.75%                                            02/28/09   $ 17,500    $  17,978,450
-------------------------------------------------------------------------------------
4.50%                                            03/31/09     17,100       17,559,477
-------------------------------------------------------------------------------------
4.50%                                            04/30/09     17,100       17,591,625
-------------------------------------------------------------------------------------
4.88%                                            05/31/09     17,100       17,706,537
-------------------------------------------------------------------------------------
4.88%                                            06/30/09     17,100       17,746,551
-------------------------------------------------------------------------------------
4.63%                                            07/31/09     17,500       18,134,375
-------------------------------------------------------------------------------------
4.00%                                            08/31/09     17,500       18,000,325
-------------------------------------------------------------------------------------
4.00%                                            09/30/09     17,100       17,610,264
-------------------------------------------------------------------------------------
3.63%                                            10/31/09     17,100       17,530,236
-------------------------------------------------------------------------------------
3.13%                                            11/30/09     17,100       17,393,949
-------------------------------------------------------------------------------------
3.25%                                            12/31/09     17,100       17,450,037
-------------------------------------------------------------------------------------
2.13%                                            01/31/10     17,500       17,486,350
=====================================================================================
TOTAL INVESTMENTS-99.17% (Cost $207,182,543)                              212,188,176
=====================================================================================
OTHER ASSETS LESS LIABILITIES-0.83%                                         1,766,051
=====================================================================================
NET ASSETS-100.00%                                                      $ 213,954,227
_____________________________________________________________________________________
=====================================================================================

Notes to Schedule of Investments:
(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2008 was $212,188,176, which represented 99.17% of the Fund's Net Assets. See Note 1A.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Limited Maturity Treasury Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008
(Unaudited)

ASSETS:

Investments, at value (Cost $207,182,543)      $212,188,176
===========================================================
Receivables for:
  Fund shares sold                                  461,444
-----------------------------------------------------------
  Interest                                        1,856,120
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               55,382
-----------------------------------------------------------
Other assets                                         25,648
===========================================================
    Total assets                                214,586,770
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            227,494
-----------------------------------------------------------
  Amount due custodian                               94,493
-----------------------------------------------------------
  Dividends                                          51,596
-----------------------------------------------------------
Trustee deferred compensation and retirement
  plans                                              94,888
-----------------------------------------------------------
Accrued distribution fees                            29,683
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,634
-----------------------------------------------------------
Accrued transfer agent fees                          76,560
-----------------------------------------------------------
Accrued operating expenses                           56,195
===========================================================
    Total liabilities                               632,543
===========================================================
Net assets applicable to shares outstanding    $213,954,227
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $216,887,085
-----------------------------------------------------------
Undistributed net investment income                  (9,527)
-----------------------------------------------------------
Undistributed net realized gain (loss)           (7,928,964)
-----------------------------------------------------------
Unrealized appreciation                           5,005,633
===========================================================
                                               $213,954,227
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $133,946,116
___________________________________________________________
===========================================================
Class A3                                       $ 64,184,410
___________________________________________________________
===========================================================
Institutional Class                            $ 15,823,701
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          12,948,375
___________________________________________________________
===========================================================
Class A3                                          6,205,595
___________________________________________________________
===========================================================
Institutional Class                               1,528,552
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.34
-----------------------------------------------------------
  Maximum offering price per share
    (Net asset value of $10.34 divided by
    99.00%)                                    $      10.44
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.34
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.35
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Limited Maturity Treasury Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2008
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $4,191,342
________________________________________________________________________
========================================================================

EXPENSES:

Advisory fees                                                    191,399
------------------------------------------------------------------------
Administrative services fees                                      25,137
------------------------------------------------------------------------
Custodian fees                                                     3,480
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        103,635
------------------------------------------------------------------------
  Class A3                                                        49,227
------------------------------------------------------------------------
Transfer agent fees -- A and A3                                  148,947
------------------------------------------------------------------------
Transfer agent fees -- Institutional                               2,609
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         10,254
------------------------------------------------------------------------
Other                                                             74,595
========================================================================
    Total expenses                                               609,283
========================================================================
Less: Expenses reimbursed and expense offset arrangement(s)       (6,873)
========================================================================
    Net expenses                                                 602,410
========================================================================
Net investment income                                          3,588,932
========================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from investment securities                   1,156,455
========================================================================
Change in net unrealized appreciation of investment
  securities                                                   4,768,920
========================================================================
Net realized and unrealized gain                               5,925,375
========================================================================
Net increase in net assets resulting from operations          $9,514,307
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Limited Maturity Treasury Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2008 and the year ended July 31, 2007 (Unaudited)

                                                               JANUARY 31,        JULY 31,
                                                                   2008             2007
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $  3,588,932     $  8,182,487
--------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        1,156,455         (800,444)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                           4,768,920        1,362,217
============================================================================================
    Net increase in net assets resulting from operations          9,514,307        8,744,260
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (2,605,088)      (6,583,656)
--------------------------------------------------------------------------------------------
  Class A3                                                         (705,445)      (1,155,114)
--------------------------------------------------------------------------------------------
  Institutional Class                                              (278,399)        (443,717)
============================================================================================
    Decrease in net assets resulting from distributions          (3,588,932)      (8,182,487)
============================================================================================
Share transactions-net:
  Class A                                                       (12,074,414)     (36,943,800)
--------------------------------------------------------------------------------------------
  Class A3                                                       36,419,035       (7,139,363)
--------------------------------------------------------------------------------------------
  Institutional Class                                             3,085,784       (2,091,820)
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          27,430,405      (46,174,983)
============================================================================================
    Net increase (decrease) in net assets                        33,355,780      (45,613,210)
============================================================================================

NET ASSETS:

  Beginning of period                                           180,598,447      226,211,657
============================================================================================
  End of period (including undistributed net investment
    income of ($9,527) and ($9,527), respectively)             $213,954,227     $180,598,447
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Limited Maturity Treasury Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is liquidity with minimum fluctuation of principal value, and consistent with this objective, the highest total return achievable.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

AIM Limited Maturity Treasury Fund

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.20%
--------------------------------------------------------------------
Over $500 million                                             0.175%
 ___________________________________________________________________
====================================================================


    At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $2,614.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agency fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.25% of the average daily net assets of Class A3 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2008, ADI advised the Fund that ADI retained $1,952 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $4,259.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the

AIM Limited Maturity Treasury Fund

Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2008, the Fund paid legal fees of $1,412 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

    Additionally, the Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which are parties to the credit facility, can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended January 31, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2013                                                    $  822,442
-----------------------------------------------------------------------------
July 31, 2014                                                     4,626,274
-----------------------------------------------------------------------------
July 31, 2015                                                     3,286,688
=============================================================================
Total capital loss carryforward                                  $8,735,404
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the six months ended January 31, 2008 was $149,266,398 and $122,487,602, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $5,002,805
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            --
==========================================================================
Net unrealized appreciation of investment securities            $5,002,805
__________________________________________________________________________
==========================================================================
Cost of investments for tax purposes is $207,185,371.

AIM Limited Maturity Treasury Fund

NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A, Class A3 and Institutional Class. As of the close of business on October 30, 2002, Class A shares were closed to new investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class A3 shares and Institutional Class shares are sold at net asset value.

                                            Changes in Shares Outstanding
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 Year ended
                                                                 JANUARY 31, 2008(a)              July 31, 2007
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        715,832    $  7,282,959     1,314,883    $ 13,172,314
----------------------------------------------------------------------------------------------------------------------
  Class A3                                                     4,590,409      46,798,820       817,845       8,189,965
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            704,109       7,170,713       469,564       4,705,387
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        226,221       2,301,846       579,468       5,806,885
----------------------------------------------------------------------------------------------------------------------
  Class A3                                                        62,852         641,129       102,420       1,026,104
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             25,944         264,312        39,865         399,710
======================================================================================================================
Reacquired:
  Class A                                                     (2,132,827)    (21,659,219)   (5,587,374)    (55,922,999)
----------------------------------------------------------------------------------------------------------------------
  Class A3                                                    (1,083,244)    (11,020,914)   (1,632,715)    (16,355,432)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (430,337)     (4,349,241)     (718,847)     (7,196,917)
======================================================================================================================
                                                               2,678,959    $ 27,430,405    (4,614,891)   $(46,174,983)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 22% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

NOTE 9--SIGNIFICANT EVENT

    At a meeting held on December 13, 2007, the Board of Trustees of Trust approved certain proposals to be presented for shareholder approval at a special meeting of the shareholders of the Trust intended to be held on February 29, 2008 (the "Special Meeting"). At the Special Meeting, shareholders of record as of the close of business on November 30, 2007, are entitled to vote their respective shares on several proposals that including, among others the following proposal(s).

    New proposed sub-advisory agreement between AIM and each of AIM Funds Management Inc., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisors") (the "New Sub-advisory Arrangements"). This proposal is intended to benefit the Fund and its shareholders by permitting AIM to utilize the additional resources and talent of these affiliated sub-advisors in managing the Fund. Because AIM would pay all of the sub-advisory fees of the sub-advisors, the new sub-advisory arrangements would not affect the fees the Fund pays pursuant to the advisory agreement. If approved by shareholders, the New Sub-advisory Arrangements are expected to become effective on or about May 1, 2008.

    If shareholders of the Fund have not approved all applicable proposals, the meeting will be adjourned. Information about adjourned meetings may be found at www.aiminvestments.com and clicking on "proxy voting" in the top right hand corner. A meeting will not be adjourned past March 28, 2008.

AIM Limited Maturity Treasury Fund


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                            YEAR ENDED JULY 31,
                                                 JANUARY 31,          -----------------------------------------------------------
                                                    2008                2007        2006         2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.03            $  10.00    $  10.10     $  10.25     $  10.46     $  10.53
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.19                0.41        0.33         0.20(a)      0.12         0.19
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.31                0.03       (0.10)       (0.13)       (0.04)        0.03
=================================================================================================================================
    Total from investment operations                  0.50                0.44        0.23         0.07         0.08         0.22
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.19)              (0.41)      (0.33)       (0.20)       (0.12)       (0.19)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --                  --          --        (0.02)       (0.17)       (0.10)
=================================================================================================================================
    Total distributions                              (0.19)              (0.41)      (0.33)       (0.22)       (0.29)       (0.29)
=================================================================================================================================
Net asset value, end of period                    $  10.34            $  10.03    $  10.00     $  10.10     $  10.25     $  10.46
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       5.05%               4.47%       2.31%        0.68%        0.75%        2.18%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $133,946            $141,832    $178,347     $241,553     $366,473     $577,993
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets               0.63%(c)            0.67%       0.66%        0.60%(d)     0.59%(d)     0.53%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                          3.74%(c)            4.08%       3.26%        1.96%        1.13%        1.85%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                              65%                107%        103%         142%         100%         124%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $137,428,457.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.61% and 0.60% for the years ended July 31, 2005 and 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Limited Maturity Treasury Fund

                                                                                  CLASS A3
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS                                                         OCTOBER 31, 2002
                                              ENDED                     YEAR ENDED JULY 31,                (COMMENCEMENT DATE) TO
                                           JANUARY 31,       -----------------------------------------            JULY 31,
                                              2008            2007       2006       2005        2004                2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 10.03         $ 10.00    $ 10.09    $ 10.25     $ 10.46            $ 10.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.19            0.40       0.32       0.18(a)     0.10               0.13
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.31            0.03      (0.09)     (0.14)      (0.04)             (0.04)
=================================================================================================================================
    Total from investment operations            0.50            0.43       0.23       0.04        0.06               0.09
=================================================================================================================================
Less distributions:
  Dividends from net investment income         (0.19)          (0.40)     (0.32)     (0.18)      (0.10)             (0.12)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           --              --         --      (0.02)      (0.17)             (0.10)
=================================================================================================================================
    Total distributions                        (0.19)          (0.40)     (0.32)     (0.20)      (0.27)             (0.22)
=================================================================================================================================
Net asset value, end of period               $ 10.34         $ 10.03    $ 10.00    $ 10.09     $ 10.25            $ 10.46
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 5.00%           4.37%      2.31%      0.39%       0.56%              0.88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $64,184         $26,431    $33,476    $40,524     $58,453            $94,409
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets         0.73%(c)        0.77%      0.76%      0.79%(d)    0.79%(d)           0.73%(e)
=================================================================================================================================
Ratio of net investment income to average
  net assets                                    3.64%(c)        3.98%      3.16%      1.77%       0.93%              1.65%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                        65%            107%       103%       142%        100%               124%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $39,167,401.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.80% and 0.80% for the years ended July 31, 2005 and 2004.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 INSTITUTIONAL CLASS
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                                        JANUARY 31,          ----------------------------------------------------
                                                           2008               2007       2006       2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 10.04            $ 10.00    $ 10.10    $ 10.25     $ 10.46     $10.53
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.21               0.44       0.36       0.23(a)     0.14       0.22
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          0.31               0.04      (0.10)     (0.13)      (0.04)      0.03
=================================================================================================================================
    Total from investment operations                         0.52               0.48       0.26       0.10        0.10       0.25
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.21)             (0.44)     (0.36)     (0.23)      (0.14)     (0.22)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --                 --         --      (0.02)      (0.17)     (0.10)
=================================================================================================================================
    Total distributions                                     (0.21)             (0.44)     (0.36)     (0.25)      (0.31)     (0.32)
=================================================================================================================================
Net asset value, end of period                            $ 10.35            $ 10.04    $ 10.00    $ 10.10     $ 10.25     $10.46
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              5.19%              4.88%      2.63%      0.93%       1.01%      2.42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $15,824            $12,335    $14,389    $11,412     $ 4,641     $3,913
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      0.35%(c)           0.36%      0.35%      0.31%(d)    0.34%(d)   0.30%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                     4.02%(c)           4.38%      3.57%      2.25%       1.38%      2.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     65%               107%       103%       142%        100%       124%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $13,762,695.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.32% and 0.35% for the years ended July 31, 2005 and 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Limited Maturity Treasury Fund


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Limited Maturity Treasury Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                            EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
                           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
        CLASS               (08/01/07)        (01/31/08)(1)       PERIOD(2)        (01/31/08)         PERIOD(2)         RATIO
          A                  $1,000.00          $1,050.50           $3.25           $1,021.97           $3.20            0.63%
         A3                   1,000.00           1,050.00            3.76            1,021.47            3.71            0.73

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

Supplement to Semiannual Report dated 1/31/08

AIM Limited Maturity Treasury Fund

Institutional Class Shares                   ==========================================        HAD THE ADVISOR NOT WAIVED FEES
                                             AVERAGE ANNUAL TOTAL RETURNS                 AND/OR REIMBURSED EXPENSES IN THE PAST,
The following information has been           For periods ended 1/31/08                    PERFORMANCE WOULD HAVE BEEN LOWER.
prepared to provide Institutional Class
shareholders with a performance overview     Inception (7/13/87)                  5.58%        PLEASE NOTE THAT PAST PERFORMANCE IS
specific to their holdings. Institutional    10 Years                             4.34    NOT INDICATIVE OF FUTURE RESULTS. MORE
Class shares are offered exclusively to         5 Years                           3.05    RECENT RETURNS MAY BE MORE OR LESS THAN
institutional investors, including defined      1 Year                            7.84    THOSE SHOWN. ALL RETURNS ASSUME
contribution plans that meet certain            6 Months*                         5.19    REINVESTMENT OF DISTRIBUTIONS AT NAV.
criteria.                                                                                 INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                             AVERAGE ANNUAL TOTAL RETURNS                 FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                             For periods ended 12/31/07, most recent      MAY BE WORTH MORE OR LESS THAN THEIR
                                             calendar quarter-end                         ORIGINAL COST. SEE FULL REPORT FOR
                                                                                          INFORMATION ON COMPARATIVE BENCHMARKS.
                                             Inception (7/13/87)                  5.53%   PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             10 Years                             4.26    MORE INFORMATION. FOR THE MOST CURRENT
                                                5 Years                           2.73    MONTH-END PERFORMANCE, PLEASE CALL
                                                1 Year                            6.46    800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                                6 Months*                         4.36

                                             *    Cumulative total return that has not
                                                  been annualized
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

                                                  THE TOTAL ANNUAL FUND OPERATING
                                             EXPENSE RATIO SET FORTH IN THE MOST RECENT
                                             FUND PROSPECTUS AS OF THE DATE OF THIS
                                             SUPPLEMENT FOR INSTITUTIONAL CLASS SHARES
                                             WAS 0.36%. THE EXPENSE RATIOS PRESENTED
                                             ABOVE MAY VARY FROM THE EXPENSE RATIOS
                                             PRESENTED IN OTHER SECTIONS OF THE ACTUAL
                                             REPORT THAT ARE BASED ON EXPENSES INCURRED
                                             DURING THE PERIOD COVERED BY THIS
                                             SUPPLEMENT.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [AIM INVESTMENTS LOGO]
AIMinvestments.com LTD-INS-2  A I M Distributors, Inc.  --REGISTERED TRADEMARK--

AIM Limited Maturity Treasury Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
        CLASS             (08/01/07)      (01/31/08)(1)     PERIOD(2)      (01/31/08)       PERIOD(2)       RATIO
    Institutional          $1,000.00        $1,051.90         $1.81         $1,023.38         $1.78          0.35%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

                                           Fund holdings and proxy voting information
         [EDELIVERY
        GO PAPERLESS                       The Fund provides a complete list of its
AIMINVESTMENTS.COM/EDELIVERY               holdings four times in each fiscal year,
          GRAPHIC]                         at the quarter-ends. For the second and
                                           fourth quarters, the lists appear in the
REGISTER FOR EDELIVERY                     Fund's semiannual and annual reports to
                                           shareholders. For the first and third
eDelivery is the process of receiving      quarters, the Fund files the lists with
your fund and account information via      the Securities and Exchange Commission
e-mail. Once your quarterly statements,    (SEC) on Form N-Q. The most recent list
tax forms, fund reports, and               of portfolio holdings is available at
prospectuses are available, we will send   AIMinvestments.com. From our home page,
you an e-mail notification containing      click on Products & Performance, then
links to these documents. For security     Mutual Funds, then Fund Overview. Select
purposes, you will need to log in to       your Fund from the drop-down menu and
your account to view your statements and   click on Complete Quarterly Holdings.
tax forms.                                 Shareholders can also look up the Fund's
                                           Forms N-Q on the SEC Web site at
WHY SIGN UP?                               sec.gov. Copies of the Fund's Forms N-Q
                                           may be reviewed and copied at the SEC
Register for eDelivery to:                 Public Reference Room in Washington,
                                           D.C. You can obtain information on the
-    save your Fund the cost of printing   operation of the Public Reference Room,
     and postage.                          including information about duplicating
                                           fee charges, by calling 202-942-8090 or
-    reduce the amount of paper you        800-732-0330, or by electronic request
     receive.                              at the following e-mail address:
                                           publicinfo@sec.gov. The SEC file numbers
-    gain access to your documents         for the Fund are 811-05686 and
     faster by not waiting for the mail.   033-39519.

-    view your documents online anytime    A description of the policies and
     at your convenience.                  procedures that the Fund uses to
                                           determine how to vote proxies relating
-    save the documents to your personal   to portfolio securities is available
     computer or print them out for your   without charge, upon request, from our
     records.                              Client Services department at
                                           800-959-4246 or on the AIM Web site,
HOW DO I SIGN UP?                          AIMinvestments.com. On the home page,
                                           scroll down and click on Proxy Policy.
It's easy. Just follow these simple        The information is also available on the
steps:                                     SEC Web site, sec.gov.

1.   Log in to your account.               Information regarding how the Fund voted
                                           proxies related to its portfolio
2.   Click on the "Service Center" tab.    securities during the 12 months ended
                                           June 30, 2007, is available at our Web
3.   Select "Register for eDelivery" and   site. Go to AIMinvestments.com, access
     complete the consent process.         the About Us tab, click on Required
                                           Notices and then click on Proxy Voting
This AIM service is provided by AIM        Activity. Next, select the Fund from the
Investment Services, Inc.                  drop-down menu. The information is also
                                           available on the SEC Web site, sec.gov.

                                           LTD-SAR-1    A I M Distributors, Inc.

                                                          [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

FIXED INCOME

                                                                AIM Money Market
                                                                            Fund

Cash Equivalents

                            Semiannual Report to Shareholders - January 31, 2008

Table of Contents

Fund Performance ................    2
Letter to Shareholders ..........    3
Schedule of Investments .........    4
Financial Statements ............    7
Notes to Financial Statements ...   10
Financial Highlights ............   14
Fund Expenses ...................   18

                                             For the most current month-end Fund
                                        performance and commentary, please visit
                                                             AIMinvestments.com.

                                        Unless otherwise noted, all data in this
                                          report are from A I M Management Group
                                                                            Inc.

                                              If used after April 20, 2008, this
                                            report must be accompanied by a Fund
                                               fact sheet or by an AIM Quarterly
                                          Performance Review for the most recent
                                                                    quarter-end.

                     ===========================================================
                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
                     ===========================================================

[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM Money Market Fund

Fund performance

=====================================================
FACTS ABOUT YOUR FUND

AIM MONEY MARKET FUND SEVEN-DAY YIELD BY SHARE CLASS

                         As of 1/31/08* As of 7/31/07
AIM Cash Reserve Shares       3.18%         4.39%
Class B Shares                2.44          3.64
Class C Shares                2.44          3.64
Class R Shares                2.94          4.14
Investor Class Shares         3.33          4.64

*    Had fees not been waived, seven-day yields as of
     1/31/08 would have been 3.16%, 2.42%, 2.42% and
     2.92%, for AIM Cash Reserve, Class B, Class C
     and Class R shares, respectively.
=====================================================

=====================================================
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT
GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER. VISIT
AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END
PERFORMANCE.
=====================================================

=====================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR
GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT
A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A
DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO
PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
=====================================================

=====================================================
TEAM MANAGED BY A I M ADVISORS, INC.
=====================================================

AIM Money Market Fund

                    Dear Fellow AIM Fund Shareholders:

                    The lines of communication are open: More than 250 of you
                    have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50
                    shareholders have contacted me directly by e-mail. When I
                    could respond quickly and easily to a shareholder's specific
    [CROCKETT       concern I did, but the messages for the most part raised
      PHOTO]        consistent issues that I respond to here.

                         I have received many suggestions, a few complaints, and
                    one offer to buy a gold mine! In general, your letters
                    expressed an appreciation for transparency, frankness and
                    the opportunity to comment. Nevertheless, several
                    shareholders found room for improvement in communications.
                    Some would like more concise letters while others would
                    prefer reports to be more customized for their particular
                    information needs. With these reports going to tens of
                    thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to
Bruce L. Crockett   change or further customize letters and reports is also
                    affected by technology, timeliness and cost.

                         Online survey responders preferred electronic
                    communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

                         The correspondence shows that improving fund
                    performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold.
                    Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry Regulatory
                    Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with AIM Investments to make improved performance a top priority for all fund managers.

                         Expense levels came up as another dominant issue, and
                    no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind.
                    While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

                         The value of communication between the Board and
                    shareholders has been noted within and beyond the AIM community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important.
                    Morningstar--REGISTERED TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where AIM was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

                         In other news, Ruth Quigley retired from your Board at
                    the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation
                    Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema
                    Mathi-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

                         Your Board looks forward to another year of diligent
                    effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board of Trustees

                    March 18, 2008

AIM Money Market Fund

PORTFOLIO COMPOSITION*

Number of days to Maturity
as of January 31, 2008


---------------------------------------------------------
1-7                                               38.3%
---------------------------------------------------------
8-30                                              14.8
---------------------------------------------------------
31-90                                             37.7
---------------------------------------------------------
91-180                                             6.2
---------------------------------------------------------
181+                                               3.0
_________________________________________________________
=========================================================

* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

SCHEDULE OF INVESTMENTS

January 31, 2008
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
COMMERCIAL PAPER-50.39%(a)

ASSET-BACKED SECURITIES-FULLY BACKED-6.36%

Curzon Funding Ltd./LLC (CEP-American
  Insurance Group, Inc.) (Acquired 01/25/08;
  Cost $29,736,800)
  3.36%(b)                                     04/28/08    $30,000    $ 29,756,400
----------------------------------------------------------------------------------
  (Acquired 01/30/08; Cost $19,942,500)
  3.45%(b)                                     02/29/08     20,000      19,946,333
----------------------------------------------------------------------------------
LMA Americas LLC (CEP-Credit Agricole S.A.)
  (Acquired 01/31/08; Cost $29,949,333)
  3.20%(b)(c)                                  02/19/08     30,000      29,952,000
==================================================================================
                                                                        79,654,733
==================================================================================

ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-12.00%

Concord Minutemen Capital Co., LLC- Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 01/23/08; Cost
  $35,334,805)
  3.45%(b)                                     04/17/08     35,625      35,365,531
----------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 01/22/08; Cost $16,402,678)
  3.51%(b)                                     04/10/08     16,530      16,418,795
----------------------------------------------------------------------------------
  (Acquired 10/30/07; Cost $24,628,750)
  4.95%(b)                                     02/15/08     25,000      24,951,875
----------------------------------------------------------------------------------
Govco LLC (Multi CEP's-Government sponsored
  entities)
  (Acquired 01/22/08; Cost $10,895,799)
  3.55%(b)                                     03/26/08     10,965      10,906,611
----------------------------------------------------------------------------------
  (Acquired 01/22/08; Cost $24,907,500)
  3.60%(b)                                     02/28/08     25,000      24,932,500
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-(CONTINUED)

Legacy Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 01/23/08; Cost $37,770,944)
  3.50%(b)                                     03/25/08    $38,000    $ 37,804,195
==================================================================================
                                                                       150,379,507
==================================================================================

ASSET-BACKED SECURITIES- MULTI-PURPOSE-15.77%

Amsterdam Funding Corp. (Acquired 01/11/08;
  Cost $24,920,313)
  4.25%(b)(c)                                  02/07/08     25,000      24,982,292
----------------------------------------------------------------------------------
Atlantic Asset Securitization LLC (Acquired
  01/24/08; Cost $49,606,250)
  3.15%(b)                                     04/23/08     50,000      49,641,250
----------------------------------------------------------------------------------
Barton Capital LLC (Acquired 01/18/08; Cost
  $45,168,808)
  4.00%(b)                                     03/06/08     45,411      45,239,447
----------------------------------------------------------------------------------
Clipper Receivables Co., LLC (Acquired
  11/07/07; Cost $24,696,250)
  4.86%(b)                                     02/05/08     25,000      24,986,500
----------------------------------------------------------------------------------
Gemini Securitization Corp., LLC (Acquired
  12/04/07; Cost $32,539,540)
  5.52%(b)                                     03/04/08     33,000      32,838,080
----------------------------------------------------------------------------------
Windmill Funding Corp. (Acquired 01/08/08;
  Cost $19,858,222)
  4.40%(b)                                     03/06/08     20,000      19,916,889
==================================================================================
                                                                       197,604,458
==================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-2.78%

CAFCO, LLC (Acquired 11/27/07; Cost
  $34,472,268)
  5.27%(b)                                     03/10/08     35,000      34,805,303
==================================================================================

DIVERSIFIED BANKS-4.11%

CALYON North America Inc.
  5.00%(c)                                     03/10/08     13,100      13,030,861
----------------------------------------------------------------------------------

AIM Money Market Fund


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Dexia Delaware, LLC
  5.13%(c)                                     02/13/08    $18,500    $ 18,468,365
----------------------------------------------------------------------------------
Societe Generale North America, Inc.
  4.78%(c)                                     02/01/08     20,000      20,000,000
==================================================================================
                                                                        51,499,226
==================================================================================

REGIONAL BANKS-9.37%

Danske Corp. (Acquired 01/28/08; Cost
  $38,192,674)
  3.09%(b)(c)                                  04/30/08     38,500      38,205,892
----------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. (Acquired
  01/14/08; Cost $39,606,678) 3.89%(b)(c)      04/15/08     40,000      39,680,156
----------------------------------------------------------------------------------
Swedbank A.B.
  3.83%(c)                                     05/15/08     40,000      39,558,000
==================================================================================
                                                                       117,444,048
==================================================================================
    Total Commercial Paper (Cost
      $631,387,275)                                                    631,387,275
==================================================================================

CERTIFICATES OF DEPOSIT-11.41%

ABN AMRO Bank N.V. (United Kingdom)
  3.08%(c)                                     07/31/08     38,000      38,000,000
----------------------------------------------------------------------------------
Barclays Bank PLC
  4.93%                                        02/25/08     23,000      23,000,075
----------------------------------------------------------------------------------
  5.35%                                        06/04/08     10,000      10,000,082
----------------------------------------------------------------------------------
Royal Bank of Scotland PLC
  4.90%                                        05/30/08     20,000      20,000,000
----------------------------------------------------------------------------------
UBS A.G.
  5.38%                                        06/02/08      9,000       9,000,000
----------------------------------------------------------------------------------
Unicredito Italiano S.p.A. (United Kingdom)
  4.96%(c)                                     02/26/08     43,000      43,000,294
==================================================================================
    Total Certificates of Deposit (Cost
      $143,000,451)                                                    143,000,451
==================================================================================

VARIABLE RATE DEMAND NOTES-5.14%(d)(e)

LETTER OF CREDIT ENHANCED-5.14%(f)

A Mining Group LLC; Series 2006, Incremental
  Taxable Bonds (LOC-Wachovia Bank, N.A.)
  3.38%(g)                                     06/01/29        500         500,000
----------------------------------------------------------------------------------
ABAG Finance Authority for Nonprofit
  Corporations (YMCA of San Francisco);
  Series 2004 A, Refunding Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  3.35%(g)                                     10/01/29      8,805       8,805,000
----------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments); Series 2006 A, Refunding
  Multi-Family Housing Taxable RB
  (LOC-Federal National Mortgage Association)
  3.15%(g)                                     05/15/36      5,100       5,100,000
----------------------------------------------------------------------------------
Connecticut Water Co. (The); Series 2004,
  Taxable Floating Rate Bonds (LOC-RBS
  Citizens, N.A)
  3.38%(g)                                     01/04/29      7,995       7,995,000
----------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

LETTER OF CREDIT ENHANCED-(CONTINUED)

FE, LLC; Series 1998 A, Loan Program Notes
  (LOC-Fifth Third Bank)
  3.38%                                        04/01/28    $ 5,960    $  5,960,000
----------------------------------------------------------------------------------
Los Lunas (Village of), New Mexico (Fresenius
  Medical Care Project); Series 2005 B,
  Refunding Taxable IDR (LOC-Wells Fargo
  Bank, N.A.)
  3.32%(g)                                     02/01/25      1,200       1,200,000
----------------------------------------------------------------------------------
Parma (City of), Ohio Economic Development
  (PRL Corp.); Series 2006 B, RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.59%(g)                                     11/01/30      8,790       8,790,000
----------------------------------------------------------------------------------
Prince Metal Stamping USA, Inc.; Series 2004,
  Taxable Floating Rate Term Notes (LOC-Bank
  of Nova Scotia)
  3.36%(c)(g)                                  03/01/24     12,000      12,000,000
----------------------------------------------------------------------------------
Sheridan (City of), Colorado Redevelopment
  Agency (South Santa Fe Drive Corridor
  Redevelopment Project); Series 2007 A-2,
  Tax Increment Allocation RB (LOC-Citibank,
  N.A.)
  3.30%(g)                                     12/01/29     11,500      11,500,000
----------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 3.33%(g)           09/01/17      2,500       2,500,000
==================================================================================
    Total Variable Rate Demand Notes (Cost
      $64,350,000)                                                      64,350,000
==================================================================================

MEDIUM-TERM NOTES-4.95%

Abbey National Treasury Services PLC Floating
  Rate MTN
  4.68%(c)(e)                                  10/02/08     25,000      25,037,000
----------------------------------------------------------------------------------
Credit Agricole S.A. Floating Rate MTN
  (Acquired 06/23/06; Cost $10,000,000)
  3.84%(b)(c)(e)                               10/23/08     10,000      10,000,000
----------------------------------------------------------------------------------
Societe Generale S.A. Unsec. Floating Rate
  MTN (Acquired 10/26/05; Cost $23,000,000)
  4.63%(b)(c)(e)                               08/29/08     23,000      23,000,000
----------------------------------------------------------------------------------
UniCredito Italiano Bank (Ireland) PLC Gtd.
  Floating Rate MTN (Acquired 11/14/07; Cost
  $3,991,800)
  4.26%(b)(c)(e)                               09/12/08      4,000       3,993,836
==================================================================================
    Total Medium-Term Notes (Cost
      $62,030,836)                                                      62,030,836
==================================================================================

MASTER NOTE AGREEMENT-3.99%

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 01/08/08; Cost $50,000,000)
  3.33%(b)(e)(g)(h)(i)                              --      50,000      50,000,000
----------------------------------------------------------------------------------

AIM Money Market Fund


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FUNDING AGREEMENTS-2.95%

MetLife Insurance Co. of Connecticut
  (Acquired 10/12/07; Cost $12,000,000)
  4.52%(b)(e)(j)                               10/10/08    $12,000    $ 12,000,000
----------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
  04/04/07; Cost $25,000,000)
  4.89%(b)(e)(j)                               04/04/08     25,000      25,000,000
==================================================================================
    Total Funding Agreements (Cost
      $37,000,000)                                                      37,000,000
==================================================================================

ASSET-BACKED SECURITIES-0.38%

ASSET-BACKED SECURITIES-FULLY SUPPORTED
  MONOLINE-0.38%

Wachovia Asset Securitization Issuance, LLC;
  Series 2004-HEMM1, Class A, Money Market
  Notes (CEP-Financial Security Assurance
  Inc.) (Acquired 03/08/07; Cost $4,775,706)
  3.53%(b)(d)(e)                               11/25/34      4,776       4,775,705
==================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-79.21% (Cost $992,544,267)                               992,544,267
==================================================================================


                                                REPURCHASE
                                                  AMOUNT
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-22.53%(k)

BNP Paribas Securities Corp., Agreement dated
  01/31/08, maturing value $45,004,056
  (collateralized by Corporate obligations
  valued at $47,250,001; 0%-7.95%,
  04/15/08-05/15/37)
  3.24%, 02/01/08(c)                            45,004,056        45,000,000
----------------------------------------------------------------------------



                                                REPURCHASE
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Citigroup Global Markets Inc., Joint
  agreement dated 01/31/08, aggregate
  maturing value $950,085,632 (collateralized
  by Corporate obligations valued at
  $997,500,000; 0.00%-5.64%,
  05/16/11-11/12/47)
  3.24%, 02/01/08                              $55,004,958    $   55,000,000
----------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 01/31/08, aggregate
  maturing value $1,000,082,778
  (collateralized by U.S. Government
  obligations valued at $1,020,009,047;
  4.00%-7.19%, 10/15/08-12/01/43)
  2.98%, 02/01/08                              127,391,467       127,380,923
----------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint
  agreement dated 01/31/08, aggregate
  maturing value $500,044,861 (collateralized
  by Corporate obligations valued at
  $525,000,000; 0%-10.36%, 10/18/10-08/18/56)
  3.23%, 02/01/08                               55,004,935        55,000,000
============================================================================
    Total Repurchase Agreements (Cost
      $282,380,923)                                              282,380,923
============================================================================
TOTAL INVESTMENTS-101.74% (Cost
  $1,274,925,190)(l)(m)                                        1,274,925,190
============================================================================
OTHER ASSETS LESS LIABILITIES-(1.74)%                            (21,785,158)
============================================================================
NET ASSETS-100.00%                                            $1,253,140,032
____________________________________________________________________________
============================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2008 was $669,099,590, which represented 53.39% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    France: 12.7%; United Kingdom: 8.5%; Sweden: 6.3%; other countries less than 5%: 6.3%.
(d) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2008.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on January 31, 2008.
(i) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(j) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2008 was $37,000,000, which represented 2.95% of the Fund's Net Assets.
(k) Principal amount equals value at period end. See Note 1I.
(l) Also represents cost for federal income tax purposes.
(m) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

AIM Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (Cost $992,544,267)    $  992,544,267
------------------------------------------------------------
Repurchase agreements (Cost $282,380,923)        282,380,923
============================================================
    Total investments (Cost $1,274,925,190)    1,274,925,190
============================================================
Receivables for:
  Fund shares sold                                 4,929,140
------------------------------------------------------------
  Interest                                         2,360,853
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               161,668
------------------------------------------------------------
Other assets                                          65,758
============================================================
    Total assets                               1,282,442,609
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           25,134,474
------------------------------------------------------------
  Fund shares reacquired                           2,809,091
------------------------------------------------------------
  Amount due custodian                                11,919
------------------------------------------------------------
  Dividends                                          125,630
------------------------------------------------------------
Trustee deferred compensation and retirement
  plans                                              286,249
------------------------------------------------------------
Accrued distribution fees                            260,086
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,597
------------------------------------------------------------
Accrued transfer agent fees                          537,392
------------------------------------------------------------
Accrued operating expenses                           135,139
============================================================
    Total liabilities                             29,302,577
============================================================
Net assets applicable to shares outstanding   $1,253,140,032
____________________________________________________________
============================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,253,207,565
------------------------------------------------------------
Undistributed net investment income                  (54,087)
------------------------------------------------------------
Undistributed net realized gain (loss)               (13,446)
============================================================
                                              $1,253,140,032
____________________________________________________________
============================================================

NET ASSETS:

AIM Cash Reserve Shares                       $  688,272,647
____________________________________________________________
============================================================
Class B                                       $  147,183,565
____________________________________________________________
============================================================
Class C                                       $  108,142,395
____________________________________________________________
============================================================
Class R                                       $   22,681,881
____________________________________________________________
============================================================
Investor Class                                $  286,859,544
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

AIM Cash Reserve Shares                          688,486,632
____________________________________________________________
============================================================
Class B                                          147,236,202
____________________________________________________________
============================================================
Class C                                          108,174,511
____________________________________________________________
============================================================
Class R                                           22,689,498
____________________________________________________________
============================================================
Investor Class                                   286,968,501
____________________________________________________________
============================================================
  Net asset value and offering price per
    share for each class                      $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Money Market Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2008
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $28,288,369
=========================================================================

EXPENSES:

Advisory fees                                                   2,201,753
-------------------------------------------------------------------------
Administrative services fees                                      148,278
-------------------------------------------------------------------------
Custodian fees                                                     33,058
-------------------------------------------------------------------------
Distribution fees:
  AIM Cash Reserve Shares                                         741,491
-------------------------------------------------------------------------
  Class B                                                         688,387
-------------------------------------------------------------------------
  Class C                                                         443,279
-------------------------------------------------------------------------
  Class R                                                          51,325
-------------------------------------------------------------------------
Transfer agent fees                                             1,486,531
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          23,668
-------------------------------------------------------------------------
Other                                                             223,916
=========================================================================
    Total expenses                                              6,041,686
=========================================================================
Less: Expenses reimbursed and expense offset arrangement(s)      (133,736)
=========================================================================
    Net expenses                                                5,907,950
=========================================================================
Net investment income                                          22,380,419
-------------------------------------------------------------------------
Net realized gain from Investment securities                        3,056
=========================================================================
Net increase in net assets resulting from operations          $22,383,475
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Money Market Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2008 and the year ended July 31, 2007 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2008              2007
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   22,380,419    $   45,545,272
----------------------------------------------------------------------------------------------
  Net realized gain                                                    3,056                --
==============================================================================================
    Net increase in net assets resulting from operations          22,383,475        45,545,272
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                        (12,189,247)      (23,745,448)
----------------------------------------------------------------------------------------------
  Class B                                                         (2,320,896)       (5,366,908)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,491,140)       (2,803,637)
----------------------------------------------------------------------------------------------
  Class R                                                           (395,728)         (775,134)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (5,968,128)      (12,846,717)
==============================================================================================
    Decrease in net assets resulting from distributions          (22,365,139)      (45,537,844)
==============================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                        133,573,155       (87,935,369)
----------------------------------------------------------------------------------------------
  Class B                                                         11,408,480       (69,450,272)
----------------------------------------------------------------------------------------------
  Class C                                                         26,755,647       (15,701,889)
----------------------------------------------------------------------------------------------
  Class R                                                          3,951,272         1,404,591
----------------------------------------------------------------------------------------------
  Investor Class                                                  16,177,893       (21,748,877)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          191,866,447      (193,431,816)
==============================================================================================
    Net increase (decrease) in net assets                        191,884,783      (193,424,388)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,061,255,249     1,254,679,637
==============================================================================================
  End of period (including undistributed net investment
    income of $(54,087) and $(69,367), respectively)          $1,253,140,032    $1,061,255,249
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Money Market Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

AIM Money Market Fund

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.40%
-------------------------------------------------------------------
Over $1 billion                                               0.35%
 __________________________________________________________________
===================================================================


    At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $11,720.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Effective January 1, 2008, ADI contractually agreed, through June 30, 2009, to waive 0.10% of Rule 12b-1 plan fees on AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively. Pursuant to the Plans, for the six months ended January 31, 2008, 12b-1 fees before fee waiver under this agreement are shown in the Statement of Operations as distribution fees. Fees incurred after fee waiver under this agreement for AIM Cash Reserve Shares, Class B, Class C and Class R shares were $688,061, $676,801, $435,231 and $49,430, respectively.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2008, ADI advised the Fund that ADI retained $1,180, $189,168, $28,531 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $47,057.

AIM Money Market Fund

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2008, the Fund paid legal fees of $2,273 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2013                                                      $16,502
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM Money Market Fund

NOTE 7--SHARE INFORMATION

The Fund currently consists of six different classes of shares: AIM Cash Reserve shares, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class B shares and Class C shares are sold with a CDSC. AIM Cash Reserve Shares, Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares on or the about month-end which is at least eight years after the date of purchase.

    Institutional Class shares have not commenced operations.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JANUARY 31, 2008                  JULY 31, 2007
                                                              ----------------------------    -----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                      481,167,302    $481,167,302     722,854,125    $ 722,854,125
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       85,185,627      85,185,627      95,706,986       95,706,986
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      104,827,744     104,827,744     104,555,916      104,555,916
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                       11,494,555      11,494,555      21,251,895       21,251,895
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               132,266,810     132,266,810     200,737,808      200,737,808
===========================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                       11,640,015      11,640,015      22,665,094       22,665,094
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                        2,141,780       2,141,780       5,008,570        5,008,570
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                        1,381,473       1,381,473       2,607,965        2,607,965
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                          390,512         390,512         768,209          768,209
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 5,785,547       5,785,547      12,464,593       12,464,593
===========================================================================================================================
Automatic conversion of Class B shares to AIM Cash Reserve
  Shares:
  AIM Cash Reserve Share                                        11,006,572      11,006,572      17,396,008       17,396,008
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (11,006,572)    (11,006,572)    (17,396,008)     (17,396,008)
===========================================================================================================================
Reacquired:
  AIM Cash Reserve Shares                                     (370,240,734)   (370,240,734)   (850,850,596)    (850,850,596)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (64,912,355)    (64,912,355)   (152,769,820)    (152,769,820)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (79,453,570)    (79,453,570)   (122,865,770)    (122,865,770)
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (7,933,795)     (7,933,795)    (20,615,513)     (20,615,513)
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (121,874,464)   (121,874,464)   (234,951,278)    (234,951,278)
===========================================================================================================================
                                                               191,866,447    $191,866,447    (193,431,816)   $(193,431,816)
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 8--SIGNIFICANT EVENT

At a meeting held on December 13, 2007, the Board of Trustees of Trust approved certain proposals to be presented for shareholder approval at a special meeting of the shareholders of the Trust intended to be held on February 29, 2008 (the "Special Meeting"). At the Special Meeting, shareholders of record as of the close of business on November 30, 2007, are entitled to vote their respective shares on several proposals that including, among others the following proposal(s).

    New proposed sub-advisory agreement between AIM and each of AIM Funds Management Inc., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Limited., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisors") (the "New Sub-advisory Arrangements") . This proposal is intended to benefit the Fund and its shareholders by permitting AIM to utilize the additional resources and talent of these affiliated sub-advisors in managing the Fund. Because AIM would pay all of the sub-advisory fees of the sub-advisors, the new sub-advisory arrangements would not affect the fees the Fund pays pursuant to the advisory agreement. If approved by shareholders, the New Sub-advisory Arrangements are expected to become effective on or about May 1, 2008.

    If shareholders of the Fund have not approved all applicable proposals, the meeting will be adjourned. Information about adjourned meetings may be found at www.aiminvestments.com and clicking on "proxy voting" in the top right hand corner. A meeting will not be adjourned past March 28, 2008.

AIM Money Market Fund


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               AIM CASH RESERVE SHARES
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                             YEAR ENDED JULY 31,
                                                     JANUARY 31,       ----------------------------------------------------------
                                                        2008             2007        2006        2005        2004         2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.0207           0.0437      0.0342      0.0150      0.0056        0.0064
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (realized)           0.0000               --          --          --     (0.0000)       0.0000
=================================================================================================================================
    Total from investment operations                    0.0207           0.0437      0.0342      0.0150      0.0056        0.0064
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.0207)         (0.0437)    (0.0342)    (0.0150)    (0.0056)      (0.0064)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --               --          --          --     (0.0000)           --
=================================================================================================================================
    Total distributions                                (0.0207)         (0.0437)    (0.0342)    (0.0150)    (0.0056)      (0.0064)
=================================================================================================================================
Net asset value, end of period                        $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                           2.09%            4.46%       3.48%       1.51%       0.57%         0.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $688,273         $554,686    $642,623    $569,947    $724,567    $1,188,876
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          0.97%(b)         1.00%       1.03%       0.92%       0.58%         0.88%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       0.99%(b)         1.00%       1.03%       1.02%       1.14%         1.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  4.10%(b)         4.37%       3.42%       1.46%       0.55%         0.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $589,968,483.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                          2008             2007        2006        2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.0169           0.0362      0.0267      0.0090      0.0006      0.0007
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (realized)             0.0000               --          --          --     (0.0000)     0.0000
=================================================================================================================================
    Total from investment operations                      0.0169           0.0362      0.0267      0.0090      0.0006      0.0007
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.0169)         (0.0362)    (0.0267)    (0.0090)    (0.0006)    (0.0007)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --               --          --          --     (0.0000)         --
=================================================================================================================================
    Total distributions                                  (0.0169)         (0.0362)    (0.0267)    (0.0090)    (0.0006)    (0.0007)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.70%            3.68%       2.71%       0.91%       0.06%       0.07%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $147,184         $135,772    $205,206    $219,312    $335,866    $543,811
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.72%(b)         1.75%       1.78%       1.50%       1.08%       1.46%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.74%(b)         1.75%       1.78%       1.77%       1.89%       1.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets        3.35%(b)         3.62%       2.67%       0.88%       0.05%       0.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $136,929,065.

AIM Money Market Fund

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                          2008             2007        2006        2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.0169           0.0362      0.0268      0.0113      0.0031      0.0008
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (realized)             0.0000               --          --          --     (0.0000)     0.0000
=================================================================================================================================
    Total from investment operations                      0.0169           0.0362      0.0268      0.0113      0.0031      0.0008
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.0169)         (0.0362)    (0.0268)    (0.0113)    (0.0031)    (0.0008)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --               --          --          --     (0.0000)         --
=================================================================================================================================
    Total distributions                                  (0.0169)         (0.0362)    (0.0268)    (0.0113)    (0.0031)    (0.0008)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.70%            3.68%       2.71%       1.14%       0.31%       0.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $108,142         $ 81,387    $ 97,087    $ 71,455    $ 93,457    $113,306
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.72%(b)         1.75%       1.78%       1.29%       0.83%       1.44%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.74%(b)         1.75%       1.78%       1.77%       1.89%       1.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets        3.35%(b)         3.62%       2.67%       1.09%       0.30%       0.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $88,173,923.

                                                                                        CLASS R
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                          2008             2007        2006        2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.0194           0.0412      0.0317      0.0125      0.0031      0.0038
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (realized)             0.0000               --          --          --     (0.0000)     0.0000
=================================================================================================================================
    Total from investment operations                      0.0194           0.0412      0.0317      0.0125      0.0031      0.0038
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.0194)         (0.0412)    (0.0317)    (0.0125)    (0.0031)    (0.0038)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --               --          --          --     (0.0000)         --
=================================================================================================================================
    Total distributions                                  (0.0194)         (0.0412)    (0.0317)    (0.0125)    (0.0031)    (0.0038)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.96%            4.20%       3.22%       1.26%       0.31%       0.38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $ 22,682         $ 18,731    $ 17,328    $ 15,070    $ 15,516    $  6,280
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.22%(b)         1.25%       1.28%       1.17%       0.83%       1.13%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.24%(b)         1.25%       1.28%       1.27%       1.39%       1.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets        3.85%(b)         4.12%       3.17%       1.21%       0.30%       0.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $20,418,605.

AIM Money Market Fund

                                                                                       INVESTOR CLASS
                                                             -------------------------------------------------------------------
                                                                                                                   SEPTEMBER 30,
                                                                                                                       2003
                                                             SIX MONTHS                                            (COMMENCEMENT
                                                                ENDED                YEAR ENDED JULY 31,             DATE) TO
                                                             JANUARY 31,       --------------------------------      JULY 31,
                                                                2008             2007        2006        2005          2004
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00         $   1.00    $   1.00    $   1.00      $   1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.0219           0.0462      0.0367      0.0175        0.0068
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (realized)                   0.0000               --          --          --       (0.0000)
================================================================================================================================
    Total from investment operations                            0.0219           0.0462      0.0367      0.0175        0.0068
================================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.0219)         (0.0462)    (0.0367)    (0.0175)      (0.0068)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               --          --          --       (0.0000)
================================================================================================================================
    Total distributions                                        (0.0219)         (0.0462)    (0.0367)    (0.0175)      (0.0068)
================================================================================================================================
Net asset value, end of period                                $   1.00         $   1.00    $   1.00    $   1.00      $   1.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(a)                                                   2.21%            4.72%       3.74%       1.76%         0.68%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $286,860         $270,679    $292,437    $303,082      $359,236
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.74%(b)         0.75%       0.78%       0.67%         0.33%(c)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.74%(b)         0.75%       0.78%       0.77%         0.86%(c)
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of net investment income to average net assets              4.33%(b)         4.62%       3.67%       1.71%         0.80%(c)
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $272,959,511.
(c)  Annualized.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco Ltd. ("Invesco") 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the

AIM Money Market Fund

Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Money Market Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                            EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
                           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
        CLASS               (08/01/07)        (01/31/08)(1)      PERIOD(2,3)       (01/31/08)        PERIOD(2,4)        RATIO
  AIM Cash Reserve
       Shares                $1,000.00          $1,020.90           $4.93           $1,020.26           $4.93            0.97%
          B                   1,000.00           1,017.00            8.72            1,016.49            8.72            1.72
          C                   1,000.00           1,017.00            8.72            1,016.49            8.72            1.72
          R                   1,000.00           1,019.60            6.19            1,019.00            6.19            1.22
      Investor                1,000.00           1,022.10            3.76            1,021.42            3.76            0.74

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year. Effective on January 1, 2008, the distributor contractually agreed to waive 0.10% of Rule 12b-1 distribution plan payments on AIM Cash Reserve Shares, Class B, Class C and Class R shares. The waiver agreement is in effect through at least June 30, 2009. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.89%, 1.64%, 1.64%, and 1.14% for the AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively.
(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.52, $8.31, $8.31 and $5.79 for the AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively.
(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.52, $8.31, $8.31 and $5.79 for the AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively.

                                           Fund holdings and proxy voting
         [EDELIVERY                        information
        GO PAPERLESS
AIMINVESTMENTS.COM/EDELIVERY               The Fund provides a complete list of
          GRAPHIC]                         its holdings four times in each
                                           fiscal year, at the quarter-ends. For
REGISTER FOR EDELIVERY                     the second and fourth quarters, the
                                           lists appear in the Fund's semiannual
eDelivery is the process of receiving      and annual reports to shareholders.
your fund and account information via      For the first and third quarters, the
e-mail. Once your quarterly statements,    Fund files the lists with the
tax forms, fund reports, and               Securities and Exchange Commission
prospectuses are available, we will send   (SEC) on Form N-Q. The most recent
you an e-mail notification containing      list of portfolio holdings is
links to these documents. For security     available at AIMinvestments.com. From
purposes, you will need to log in to       our home page, click on Products &
your account to view your statements and   Performance, then Mutual Funds, then
tax forms.                                 Fund Overview. Select your Fund from
                                           the drop-down menu and click on
WHY SIGN UP?                               Complete Quarterly Holdings.
                                           Shareholders can also look up the
Register for eDelivery to:                 Fund's Forms N-Q on the SEC Web site
                                           at sec.gov. Copies of the Fund's
-    save your Fund the cost of printing   Forms N-Q may be reviewed and copied
     and postage.                          at the SEC Public Reference Room in
                                           Washington, D.C. You can obtain
-    reduce the amount of paper you        information on the operation of the
     receive.                              Public Reference Room, including
                                           information about duplicating fee
-    gain access to your documents         charges, by calling 202-942-8090 or
     faster by not waiting for the mail.   800-732-0330, or by electronic
                                           request at the following e-mail
-    view your documents online anytime    address: publicinfo@sec.gov. The SEC
     at your convenience.                  file numbers for the Fund are
                                           811-05686 and 033-39519.
-    save the documents to your personal
     computer or print them out for your   A description of the policies and
     records.                              procedures that the Fund uses to
                                           determine how to vote proxies
HOW DO I SIGN UP?                          relating to portfolio securities is
                                           available without charge, upon
It's easy. Just follow these simple        request, from our Client Services
steps:                                     department at 800-959-4246 or on the
                                           AIM Web site, AIMinvestments.com. On
1.   Log in to your account.               the home page, scroll down and click
                                           on Proxy Policy. The information is
2.   Click on the "Service Center" tab.    also available on the SEC Web site,
                                           sec.gov.
3.   Select "Register for eDelivery" and
     complete the consent process.         Information regarding how the Fund
                                           voted proxies related to its
This AIM service is provided by AIM        portfolio securities during the 12
Investment Services, Inc.                  months ended June 30, 2007, is
                                           available at our Web site. Go to
                                           AIMinvestments.com, access the About
                                           Us tab, click on Required Notices and
                                           then click on Proxy Voting Activity.
                                           Next, select the Fund from the
                                           drop-down menu. The information is
                                           also available on the SEC Web site,
                                           sec.gov.

                                           MKT-SAR-1    A I M Distributors, Inc.

                                                          [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

FIXED INCOME

                                                         AIM Municipal Bond Fund
                            Semiannual Report to Shareholders - January 31, 2008

Tax-Free Investment Grade

Table of Contents

Fund Performance ................    2
Letter to Shareholders ..........    4
Schedule of Investments .........    5
Financial Statements ............   22
Notes to Financial Statements ...   25
Financial Highlights ............   29
Fund Expenses ...................   33

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                            are from A I M Management Group Inc.

                                              If used after April 20, 2008, this
                                                 report must be accompanied by a
                                                        Fund fact sheet or by an
                                                AIM Quarterly Performance Review
                                                for the most recent quarter-end.

                     ===========================================================
                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
                     ===========================================================

[AIM INVESTMENTS LOGO]
-- REGISTERED TRADEMARK -- NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM Municipal Bond Fund

Fund performance

================================================================================

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/07-1/31/08, at net asset value (NAV). Performance shown does not include applicable CDSC or front-end sales charges, which would have reduced performance.

Class A Shares                                                             3.13%
Class B Shares                                                             2.75
Class C Shares                                                             2.75
Investor Class Shares                                                      3.19
Lehman Brothers Municipal Bond Index(triangle) (Broad Market Index and
   Style-Specific Index)                                                   3.71
Lipper General Municipal Debt Funds Index(triangle) (Peer Group Index)     2.03

SOURCE: (TRIANGLE)LIPPER INC.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX covers municipal bonds with a minimum credit rating of Baa, an outstanding par value of at least $5 million and issued as a part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year.

     The LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper General Municipal Debt Fund Funds category. These funds invest primarily in Municipal debt issues rated in the top four credit ratings.

     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

================================================================================

===============================================================   ==============================================================
AVERAGE ANNUAL TOTAL RETURNS                                      AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/08, including maximum applicable sales charges         As of 12/31/07, the most recent quarter-end, including maximum applicable sales charges



                                                 AFTER TAXES ON                                                   AFTER TAXES ON
                                  AFTER TAXES     DISTRIBUTIONS                                    AFTER TAXES     DISTRIBUTIONS
                        BEFORE         ON          AND SALE OF                           BEFORE         ON          AND SALE OF
                         TAXES   DISTRIBUTIONS     FUND SHARES                            TAXES   DISTRIBUTIONS     FUND SHARES
                        ------   -------------   --------------                          ------   -------------   --------------

CLASS A SHARES                                                    CLASS A SHARES
Inception (3/28/77)      5.98%        5.73%           5.74%       Inception (3/28/77)     5.96%        5.71%           5.73%
10 Years                 3.82         3.82            3.91        10 Years                3.81         3.81            3.91
5 Years                  3.27         3.26            3.42        5 Years                 3.00         3.00            3.19
1 Year                  -0.92        -0.92            0.81        1 Year                 -2.11        -2.11            0.03

CLASS B SHARES                                                    CLASS B SHARES
Inception (9/1/93)       4.14%        4.10%           4.15%       Inception (9/1/93)      4.10%        4.05%           4.11%
10 Years                 3.72         3.71            3.76        10 Years                3.69         3.68            3.74
5 Years                  3.15         3.15            3.23        5 Years                 2.90         2.90            3.02
1 Year                  -1.87        -1.87           -0.01        1 Year                 -3.07        -3.08           -0.79

CLASS C SHARES                                                    CLASS C SHARES
Inception (8/4/97)       3.69%        3.68%           3.72%       Inception (8/4/97)      3.62%        3.61%           3.66%
10 Years                 3.56         3.55            3.60        10 Years                3.53         3.52            3.58
5 Years                  3.50         3.50            3.53        5 Years                 3.25         3.25            3.32
1 Year                   2.24         2.24            2.67        1 Year                  0.86         0.86            1.77

INVESTOR CLASS SHARES                                             INVESTOR CLASS SHARES
10 Years                  4.40%       4.39%           4.44%       10 Years                4.38%        4.37%           4.42%
5 Years                   4.40        4.40            4.43        5 Years                 4.13         4.12            4.19
1 Year                    4.15        4.14            4.22        1 Year                  2.74         2.74            3.30

AIM Municipal Bond Fund

Investor Class shares'           Class A share
inception date is           performance reflects the
September 30, 2003.         maximum 4.75% sales
Returns since that date     charge, and Class B and
are historical returns.     Class C share performance
All other returns are       reflects the applicable
blended returns of          contingent deferred sales
historical Investor Class   charge (CDSC) for the
share performance and       period involved. The CDSC
restated Class A share      on Class B shares
performance (for periods    declines from 5%
prior to the inception      beginning at the time of
date of Investor Class      purchase to 0% at the
shares) at net asset        beginning of the seventh
value and reflect the       year. The CDSC on Class C
higher Rule 12b-1 fees      shares is 1% for the
applicable to Class A       first year after
shares. Class A shares'     purchase. Investor Class
inception date is March     shares do not have a
28, 1977.                   front-end sales charge or
                            a CDSC; therefore,
     The performance data   performance is at net
quoted represent past       asset value.
performance and cannot
guarantee comparable             The performance of
future results; current     the Fund's share classes
performance may be lower    will differ primarily due
or higher. Please visit     to different sales charge
AIMinvestments.com for      structures and class
the most recent month-end   expenses.
performance. Performance
figures reflect                  After-tax returns
reinvested distributions,   are calculated using the
changes in net asset        historical highest
value and the effect of     individual federal
the maximum sales charge    marginal income tax rate,
unless otherwise stated.    which was 35% as of
Performance figures do      January 31, 2008. They do
not reflect deduction of    not reflect the effect of
taxes a shareholder would   state and local taxes.
pay on Fund distributions   Actual aftertax returns
or sale of Fund shares.     depend on the investor's
Investment return and       tax situation and may
principal value will        differ from those shown.
fluctuate so that you may   After-tax returns shown
have a gain or loss when    are not relevant to
you sell shares.            investors who hold their
                            shares in tax-deferred
     The total annual       accounts such as 401(k)s
Fund operating expense      or IRAs.
ratio set forth in the
most recent Fund
prospectus as of the date
of this report for Class
A, Class B, Class C and
Investor Class shares was
0.84%, 1.59%, 1.59% and
0.71%, respectively. The
expense ratios presented
above may vary from the
expense ratios presented
in other sections of this
report that are based on
expenses incurred during
the period covered by
this report.

AIM Municipal Bond Fund

                    Dear Fellow AIM Fund Shareholders:

                    The lines of communication are open: More than 250 of you
                    have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50
                    shareholders have contacted me directly by e-mail. When I
                    could respond quickly and easily to a shareholder's specific concern I did, but the messages for the most part raised
                    consistent issues that I respond to here.
    [CROCKETT
      PHOTO]             I have received many suggestions, a few complaints, and
                    one offer to buy a gold mine! In general, your letters
                    expressed an appreciation for transparency, frankness and
                    the opportunity to comment. Nevertheless, several
                    shareholders found room for improvement in communications.
                    Some would like more concise letters while others would
                    prefer reports to be more customized for their particular
                    information needs. With these reports going to tens of
                    thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to
Bruce L. Crockett   change or further customize letters and reports is also
                    affected by technology, timeliness and cost.

                         Online survey responders preferred electronic
                    communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

                         The correspondence shows that improving fund
                    performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold.
                    Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry Regulatory
                    Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with AIM Investments to make improved performance a top priority for all fund managers.

                         Expense levels came up as another dominant issue, and
                    no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind.
                    While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

                         The value of communication between the Board and
                    shareholders has been noted within and beyond the AIM community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important.
                    Morningstar--REGISTERED TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where AIM was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

                         In other news, Ruth Quigley retired from your Board at
                    the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation
                    Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema
                    Mathi-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

                         Your Board looks forward to another year of diligent
                    effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board of Trustees

                    March 18, 2008

AIM Municipal Bond Fund

PORTFOLIO COMPOSITION

By credit quality, based on Net Assets
as of January 31, 2008


---------------------------------------------------------
AAA                                               79.2%
---------------------------------------------------------
AA                                                 8.1
---------------------------------------------------------
A                                                  4.3
---------------------------------------------------------
BBB                                                4.8
---------------------------------------------------------
BB                                                 0.2
---------------------------------------------------------
B                                                  0.9
---------------------------------------------------------
NR                                                 2.4
---------------------------------------------------------
Other Assets Less Liabilities                      0.1
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS

January 31, 2008
(Unaudited)


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-99.17%

ALABAMA-1.96%

Alabama (State of) Agricultural & Mechanical
  University; Series 2007, Refunding &
  Capital Improvement RB (INS-Ambac Assurance
  Corp.) 5.00%, 11/01/22(b)(c)                  --      Aaa      $1,050     $  1,091,675
----------------------------------------------------------------------------------------
Alabama (State of) Public School & College
  Authority; Series 1999 C, Capital
  Improvement RB 5.75%, 07/01/17(b)             AA      Aa2       1,400        1,481,900
----------------------------------------------------------------------------------------
Baldwin (County of); Series 2006 A, Unlimited
  Tax GO Wts. (INS-XL Capital Assurance Inc.)
  5.00%, 01/01/21(b)(c)                        AAA      Aaa       1,000        1,066,470
----------------------------------------------------------------------------------------
Birmingham (City of) Special Care Facilities
  Financing Authority (Children's Hospital of
  Alabama); Series 2002, Health Care Facility
  RB (INS-Ambac Assurance Corp.) 5.38%,
  06/01/23(b)(c)                               AAA      Aaa       1,500        1,550,340
----------------------------------------------------------------------------------------
Homewood (City of); Series 2007 Unlimited Tax
  Capital Appreciation GO Wts. (INS-Financial
  Security Assurance Inc.) 4.85%,
  09/01/36(b)(c)(d)                            AAA      Aaa       1,000          221,240
----------------------------------------------------------------------------------------
  Unlimited Tax GO Wts. (INS-Financial
  Security Assurance Inc.) 4.25%,
  09/01/24(b)(c)                               AAA      Aaa       1,000        1,000,720
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

ALABAMA-(CONTINUED)

Jefferson (County of); Series 2000,
  School Limited Obligation Wts.
  (INS-Financial Security Assurance Inc.)
  5.50%, 02/15/20(b)(c)                        AAA      Aaa      $1,250     $  1,322,925
----------------------------------------------------------------------------------------
  Series 2001 A,
  Capital Improvement Sewer Revenue Wts.
  5.00%, 02/01/11(b)(e)(f)                     AAA      Aaa         775          837,891
----------------------------------------------------------------------------------------
Lauderdale (County of) & Florence (City of)
  Health Care Authority (Coffee Health
  Group); Series 2000 A, RB (INS-MBIA
  Insurance Corp.) 6.00%, 07/01/29(b)(c)       AAA      Aaa       1,000        1,084,050
----------------------------------------------------------------------------------------
Mobile (City of); Series 2008, Unlimited Tax
  GO Wts. (INS-Financial Security Assurance
  Inc.) 4.25%, 02/15/29(b)(c)                  AAA      Aaa       1,000          957,040
----------------------------------------------------------------------------------------
University of Alabama; Series 2004 A, RB
  (INS-MBIA Insurance Corp.) 5.00%,
  07/01/29(b)(c)                               AAA      Aaa       1,000        1,023,600
========================================================================================
                                                                              11,637,851
========================================================================================

ALASKA-0.36%

Alaska (State of) Housing Finance Corp.
  (State Building Lease); Series 1999, RB
  5.75%, 04/01/10(b)(e)(f)                     AAA      Aaa       2,000        2,147,300
========================================================================================

AMERICAN SAMOA-0.22%

American Samoa (Territory of); Series 2000,
  Refunding Unlimited Tax GO (INS-ACA
  Financial Guaranty Corp.) 6.00%,
  09/01/08(b)(c)(g)                             --       --       1,280        1,294,003
========================================================================================

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

ARIZONA-0.36%

Phoenix (City of) Civic Improvement Corp.
  (Waste Water System); Series 2000, Jr. Lien
  RB (INS-Financial Guaranty Insurance Co.)
  5.70%, 07/01/08(b)(c)                         AA      Aaa      $1,055     $  1,070,139
----------------------------------------------------------------------------------------
Yuma; Municipal Property Corp.; Series 2007
  D, Municipal Facilities RB (INS-XL Capital
  Assurance Inc.) 5.00%, 07/01/24(b)(c)        AAA      Aaa       1,000        1,044,980
========================================================================================
                                                                               2,115,119
========================================================================================

ARKANSAS-0.83%

Baxter (County of); Series 2007,
  Refunding Hospital RB 4.63%, 09/01/28(b)     BBB     Baa2         500          443,670
----------------------------------------------------------------------------------------
  5.00%, 09/01/26(b)                           BBB     Baa2       1,000          948,930
----------------------------------------------------------------------------------------
Bentonville (City of),
  Series 2007 Sales & Use Tax RB (INS-Ambac
  Assurance Corp.) 4.38%, 11/01/25(b)(c)       AAA      Aaa       1,000          989,600
----------------------------------------------------------------------------------------
  4.38%, 11/01/27(b)(c)                        AAA      Aaa       1,000          967,180
----------------------------------------------------------------------------------------
North Little Rock (City of) Health Facilities
  Board (Baptist Health); Series 2001, Health
  Care RB 5.70%, 07/01/22(b)                    A+       --         500          512,205
----------------------------------------------------------------------------------------
Van Buren (County of) Public Facilities
  Board; Series 2000, Refunding &
  Construction Sales & Use Tax RB (INS-Ambac
  Assurance Corp.) 5.60%, 12/01/25(b)(c)        --      Aaa       1,000        1,070,650
========================================================================================
                                                                               4,932,235
========================================================================================

CALIFORNIA-5.86%

ABAG Finance Authority for Non-Profit Corps.
  (Lincoln Glen Manor for Senior Citizens);
  Series 2000, COP (CEP-Cal-Mortgage) 6.10%,
  02/15/25(b)                                   A+       --       1,000        1,012,820
----------------------------------------------------------------------------------------
ABAG Finance Authority for Non-Profit Corps.
  (Lytton Gardens Inc.); Series 1999, COP
  (CEP-Cal-Mortgage) 6.00%, 02/15/19(b)         A+       --       1,585        1,605,193
----------------------------------------------------------------------------------------
ABAG Finance Authority for Non-Profit Corps.
  (Odd Fellows Home of California); Series
  1999, COP (CEP-Cal-Mortgage) 6.00%,
  08/15/24(b)                                   A+       --       1,000        1,012,750
----------------------------------------------------------------------------------------
Big Bear Lake (City of); Series 1996,
  Refunding Water RB (INS-MBIA Insurance
  Corp.) 6.00%, 04/01/22(b)(c)                 AAA      Aaa       2,000        2,399,340
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

CALIFORNIA-(CONTINUED)

California (State of),
  Series 2006 Unlimited Tax GO (INS-Ambac
  Assurance Corp.) 4.60%, 09/01/26(b)(c)       AAA      Aaa      $1,500     $  1,494,390
----------------------------------------------------------------------------------------
  Unlimited Tax GO 5.00%, 09/01/28(b)           A+       A1       1,725        1,740,905
----------------------------------------------------------------------------------------
  Series 2003 Unlimited Tax GO (INS-Ambac
  Assurance Corp.) 5.00%, 02/01/33(b)(c)       AAA      Aaa       2,445        2,475,391
----------------------------------------------------------------------------------------
California (State of) Department of Water
  Resources; Series 2002 A, Power Supply RB
  5.38%, 05/01/12(b)(e)(f)                     NRR      Aaa       1,000        1,121,760
----------------------------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A, RB 6.05%, 03/01/11(b)          --     Baa3       1,350        1,439,154
----------------------------------------------------------------------------------------
Chino Basin Regional Financing Authority
  (Inland Empire Utilities Agency); Series
  2008 A, RB (INS-Ambac Assurance Corp.)
  5.00%, 11/01/33(b)(c)                        AAA      Aaa         715          726,526
----------------------------------------------------------------------------------------
Contra Costa (County of) Water District;
  Series 2007 O, Refunding Water RB
  (INS-Ambac Assurance Corp.) 5.00%,
  10/01/25(b)(c)                               AAA      Aaa       1,910        2,020,818
----------------------------------------------------------------------------------------
El Centro (City of) Financing Authority;
  Series 2006 A, Water RB (INS-Financial
  Security Assurance Inc.) 5.00%,
  10/01/26(b)(c)                               AAA      Aaa       2,000        2,110,540
----------------------------------------------------------------------------------------
Evergreen Elementary School District; Series
  2007 A, Unlimited Tax GO (INS-Financial
  Security Assurance Inc.) 4.38%,
  08/01/28(b)(c)                               AAA      Aaa       1,700        1,678,461
----------------------------------------------------------------------------------------
Folsom (City of) Public Financing Authority;
  Series 2007 A, Special Obligation Tax RB
  (INS-Ambac Assurance Corp.) 5.00%,
  09/01/28(b)(c)                               AAA      Aaa       1,000        1,024,430
----------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency (California
  Toll Road Project); Series 1995 A, Sr. Lien
  RB 6.00%, 01/01/10(b)(e)(f)                  AAA      Aaa         400          428,592
----------------------------------------------------------------------------------------
Hesperia (City of) Public Financing Authority
  (Redevelopment & Housing Projects); Series
  2007 A, RB (INS-XL Capital Assurance Inc.)
  5.00%, 09/01/31(b)(c)                         --      Aaa         500          498,610
----------------------------------------------------------------------------------------
Los Angeles (City of) Unified School District
  (Election 2002); Series 2007 B, Unlimited
  Tax GO (INS-Ambac Assurance Corp.) 4.50%,
  07/01/26(b)(c)                               AAA      Aaa       2,000        1,990,020
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

Monrovia (City of) Financing Authority
  (Library Project); Series 2007, Lease RB
  (INS-Ambac Assurance Corp.) 4.63%,
  12/01/32(b)(c)                               AAA      Aaa      $1,000     $    963,470
----------------------------------------------------------------------------------------
Montclair (City of) Financing Authority
  (Public Facilities Projects); Series 2005,
  Lease RB (INS-Ambac Assurance Corp.) 4.60%,
  10/01/25(b)(c)                               AAA       --       1,150        1,149,931
----------------------------------------------------------------------------------------
Montclair (City of) Redevelopment Agency
  (Redevelopment Project Area No. III);
  Series 2007 A Refunding Tax Allocation RB
  (INS-Ambac Assurance Corp.) 4.63%,
  09/01/31(b)(c)                               AAA      Aaa       1,500        1,446,720
----------------------------------------------------------------------------------------
  5.00%, 09/01/35(b)(c)                        AAA      Aaa       1,000        1,007,530
----------------------------------------------------------------------------------------
Rancho Cucamonga (City of) Redevelopment
  Agency (Redevelopment Housing Set Aside)
  Series 2007 A, Tax Allocation RB (INS-MBIA
  Insurance Corp.) 5.00%, 09/01/34(b)(c)       AAA       --       1,000        1,011,340
----------------------------------------------------------------------------------------
Sacramento (City of) Financing Authority
  (Convention Center Hotel); Series 1999 A,
  Sr. RB 6.25%, 01/01/30(b)(g)                  --       --         600          591,096
----------------------------------------------------------------------------------------
Saugus (City of) Union School District;
  Series 2005 B, Unlimited Tax GO 5.00%,
  08/01/15(b)(e)(f)                            AAA      Aaa       2,000        2,278,000
----------------------------------------------------------------------------------------
Southern California Public Power Authority
  (Project No. 1); Series 2007 A, RB 5.00%,
  11/01/33(b)                                  AA-      Aa3       1,500        1,459,650
========================================================================================
                                                                              34,687,437
========================================================================================

COLORADO-3.50%

Arapahoe (County of) Water & Waste Water
  Authority; Series 2007, Refunding RB
  (INS-Financial Security Assurance Inc.)
  5.00%, 12/01/33(b)(c)                        AAA      Aaa       1,000        1,036,060
----------------------------------------------------------------------------------------
Aurora (City of); Series 2000, Public
  Improvement COP 5.50%, 12/01/10(b)(e)(f)     AAA      Aaa       3,330        3,616,613
----------------------------------------------------------------------------------------
Boulder (County of); Series 2005 A, Open
  Space Capital Improvement Trust Fund RB
  (INS-Financial Security Assurance Inc.)
  5.00%, 01/01/24(b)(c)                        AAA      Aaa       4,145        4,374,882
----------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority; Series 2000 A, Sr. RB 5.75%,
  09/01/10(b)(e)(f)                            AAA      Aaa       1,000        1,102,400
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Peak to Peak
  Project); Series 2004, Charter School
  Refunding & Improvement RB (INS-XL Capital
  Assurance Inc.) 5.25%, 08/15/24(b)(c)        AAA      Aaa      $1,000     $  1,069,990
----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Exempla Inc.); Series 2002 A RB
  5.50%, 01/01/23(b)                            A-       A1       2,850        2,961,378
----------------------------------------------------------------------------------------
  5.63%, 01/01/33(b)                            A-       A1       2,000        2,042,360
----------------------------------------------------------------------------------------
Denver (City of) Health & Hospital Authority;
  Series 2004 A, Refunding Health Care RB
  6.25%, 12/01/14(b)(e)(f)                     NRR      NRR         750          899,842
----------------------------------------------------------------------------------------
Meridian Metropolitan District; Series 2001
  B, Refunding & Improvement Unlimited Tax GO
  (INS-Radian Asset Assurance, Inc.) 5.00%,
  12/01/25(b)(c)                                AA       --       1,000        1,001,310
----------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority;
  Series 2001 A, Sr. RB 5.25%,
  06/15/11(b)(e)(f)                            AAA      Aaa       1,000        1,103,410
----------------------------------------------------------------------------------------
Superior (City of) Metropolitan District No.
  1; Series 2006, Refunding RB (INS-Ambac
  Assurance Corp.) 5.00%, 12/01/23(b)(c)       AAA      Aaa       1,450        1,537,493
========================================================================================
                                                                              20,745,738
========================================================================================

CONNECTICUT-2.04%

Connecticut (State of) (Bradley International
  Airport); Series 2000 A, Special Obligation
  Parking RB (INS-ACA Financial Guaranty
  Corp.) 6.60%, 07/01/24(b)(c)(h)               BB       --       1,250        1,231,950
----------------------------------------------------------------------------------------
Connecticut (State of) (Transportation
  Infrastructure); Series 1991 B,
  Special Obligation Tax RB 6.50%,
  10/01/10(b)                                   AA       A1         530          585,994
----------------------------------------------------------------------------------------
  6.50%, 10/01/12(b)                            AA       A1       1,500        1,746,300
----------------------------------------------------------------------------------------
Connecticut (State of) Area Cooperative
  Educational Services (Staff Development/
  Administration Facilities); Series 1999,
  Unlimited Tax GO (INS-ACA Financial
  Guaranty Corp.) 5.63%, 07/15/19(b)(c)(g)      --       --       1,060        1,061,728
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
CONNECTICUT-(CONTINUED)

Connecticut (State of) Health & Educational
  Facilities Authority (Bridgeport Hospital);
  Series 1992 A, RB (INS-MBIA Insurance
  Corp.) 6.63%, 07/01/18(b)(c)                 AAA      Aaa      $  500     $    501,630
----------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Loomis Chaffee
  School); Series 2001 D, RB 5.25%,
  07/01/11(b)(e)(f)                            NRR      NRR       1,000        1,099,790
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Group Home Mortgage); Series
  2000 GH-5, Special Obligation RB (INS-Ambac
  Assurance Corp.) 5.85%, 06/15/30(b)(c)       AAA      Aaa         500          516,690
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Series 1998 C,
  RB 5.50%, 11/15/35(b)(h)                     AAA      Aaa       1,775        1,786,910
----------------------------------------------------------------------------------------
  Series 1996 C-1,
  RB 6.30%, 11/15/17(b)                        AAA      Aaa       1,015        1,020,095
----------------------------------------------------------------------------------------
New Britain (City of); Series 1992, Unlimited
  Tax GO (INS-MBIA Insurance Corp.) 6.00%,
  02/01/11(b)(c)                               AAA      Aaa         400          439,228
----------------------------------------------------------------------------------------
Somers (City of); Series 1990, Unlimited Tax
  GO 6.00%, 12/01/10(b)                         --       A1         190          208,223
----------------------------------------------------------------------------------------
University of Connecticut; Series 2000 A,
  Student Fee RB 6.00%, 11/15/10(b)(e)(f)      NRR      NRR       1,325        1,468,577
----------------------------------------------------------------------------------------
Westbrook (City of); Series 1992, Unlimited
  Tax GO (INS-MBIA Insurance Corp.) 6.40%,
  03/15/10(b)(c)                               AAA      Aaa         380          411,833
========================================================================================
                                                                              12,078,948
========================================================================================

DELAWARE-0.05%

Delaware (State of) Economic Development
  Authority (Osteopathic Hospital
  Association); Series 1993 A, RB 6.75%,
  01/01/13(b)(f)                               NRR      Aaa         250          277,915
========================================================================================

DISTRICT OF COLUMBIA-0.40%

District of Columbia (George Washington
  University); Series 2001 A, RB (INS-MBIA
  Insurance Corp.) 5.13%, 09/15/31(b)(c)       AAA      Aaa       1,000        1,021,240
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia (Gonzaga College High
  School); Series 1999, RB (INS-Financial
  Security Assurance Inc.) 5.38%,
  07/01/19(b)(c)                               AAA      Aaa      $1,055     $  1,108,752
----------------------------------------------------------------------------------------
District of Columbia (Mandarin Oriental Hotel
  Project); Series 2002, Tax Increment RB
  (INS-Financial Security Assurance Inc.)
  5.25%, 07/01/22(b)(c)                        AAA      Aaa         200          211,572
========================================================================================
                                                                               2,341,564
========================================================================================

FLORIDA-2.00%

Bartow (City of); Series 2006, Refunding
  Water & Sewer System RB (INS-Financial
  Guaranty Insurance Co.) 4.25%,
  10/01/29(b)(c)                                AA      Aaa       5,000        4,722,050
----------------------------------------------------------------------------------------
Crossings at Fleming Island Community
  Development District; Series 2000 B,
  Refunding Special Assessment RB (INS-MBIA
  Insurance Corp.) 5.80%, 05/01/16(b)(c)       AAA      Aaa       1,000        1,078,330
----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Ascension Health Credit Group);
  Series 2002 A, RB 5.25%, 11/15/32(b)          AA      Aa1       1,500        1,519,995
----------------------------------------------------------------------------------------
Miami-Dade (County of) (Miami International
  Airport); Series 2000 B, Aviation RB
  (INS-Financial Guaranty Insurance Co.)
  5.75%, 10/01/29(b)(c)                         AA      Aaa       2,000        2,089,780
----------------------------------------------------------------------------------------
Okaloosa (County of) Series 2006, Water &
  Sewer RB (INS-Financial Security Assurance
  Inc.) 4.50%, 07/01/25(b)(c)                  AAA      Aaa       1,370        1,380,453
----------------------------------------------------------------------------------------
Sunrise (City of) Utility System; Series
  1998, Refunding RB (INS-Ambac Assurance
  Corp.) 5.00%, 10/01/28(b)(c)                 AAA      Aaa       1,000        1,045,350
========================================================================================
                                                                              11,835,958
========================================================================================

GEORGIA-0.55%

Gilmer (County of) Building Authority
  (Courthouse Project); Series 2005 A, RB
  (INS-XL Capital Assurance Inc.) 5.00%,
  04/01/29(b)(c)                               AAA      Aaa       1,000        1,029,620
----------------------------------------------------------------------------------------
Gwinnett (County of) Water & Sewerage
  Authority; Series 2002, RB 5.25%,
  08/01/12(b)(e)(f)                            AAA      Aaa       2,000        2,220,500
========================================================================================
                                                                               3,250,120
========================================================================================

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

IDAHO-0.22%

Caldwell (City of) Urban Renewal Agency;
  Series 2008, Tax Allocation RB 4.15%,
  09/01/21(b)                                   --     Baa1      $1,300     $  1,273,519
========================================================================================

ILLINOIS-5.97%

Bellwood (City of); Series 2002, Unlimited
  Tax GO 5.25%, 12/01/12(b)(e)(f)              NRR      Aaa       1,000        1,115,490
----------------------------------------------------------------------------------------
Chicago (City of) (Cottage View Terrace
  Apartments); Series 2000 A, FHA/GNMA
  Collateralized Multi-Family Housing RB
  (CEP-GNMA) 6.13%, 02/20/42(b)(h)             AAA       --       1,535        1,573,697
----------------------------------------------------------------------------------------
Chicago (City of); Series 2001 A,
  Project & Refunding Unlimited Tax GO 5.25%,
  01/01/11(b)(e)(f)                            AAA      Aaa       2,980        3,245,607
----------------------------------------------------------------------------------------
  Series 2001,
  Special Transportation RB 5.25%,
  01/01/27(b)(e)(f)                            AAA      Aaa       1,000        1,085,010
----------------------------------------------------------------------------------------
  Series 2001 A Project & Refunding Unlimited
  Tax GO (INS-MBIA Insurance Corp.) 5.25%,
  01/01/33(b)(c)                               AAA      Aaa         960          986,870
----------------------------------------------------------------------------------------
  Series 2000 C,
  Project & Refunding Unlimited Tax GO 5.50%,
  07/01/10(b)(e)(f)                            NRR      Aaa       1,755        1,903,122
----------------------------------------------------------------------------------------
  Series 2000 C Project & Refunding Unlimited
  Tax GO (INS-Financial Guaranty Insurance
  Co.) 5.50%, 01/01/40(b)(c)                    AA      Aaa         995        1,059,874
----------------------------------------------------------------------------------------
Cook (County of); Series 2004 B, Capital
  Improvement Unlimited Tax GO (INS-MBIA
  Insurance Corp.) 5.00%, 11/15/29(b)(c)       AAA      Aaa       1,000        1,028,860
----------------------------------------------------------------------------------------
Freeport (City of); Series 2000, Sewer System
  Improvements Unlimited Tax GO 6.00%,
  12/01/10(b)(e)(f)                            AAA      Aaa       1,000        1,107,560
----------------------------------------------------------------------------------------
Illinois (State of) Department of Central
  Management Services; Series 1999, COP
  (INS-MBIA Insurance Corp.) 5.85%,
  07/01/19(b)(c)                               AAA      Aaa       1,750        1,848,997
----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Adventist Health Systems
  Project); Series 1997 A, RB (INS-MBIA
  Insurance Corp.) 6.00%, 11/15/11(b)(c)       AAA      Aaa       2,500        2,731,175
----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University); Series
  1997, Adjustable Rate Medium Term RB 5.25%,
  11/01/14(b)(e)(f)                            NRR      Aaa       1,000        1,143,530
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Robert Morris College); Series
  2000 RB (INS-MBIA Insurance Corp.) 5.75%,
  06/01/20(b)(c)                                --      Aaa      $1,305     $  1,308,341
----------------------------------------------------------------------------------------
  5.80%, 06/01/30(b)(c)                         --      Aaa       1,000        1,008,780
----------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Noble
  Network Charter Schools); Series 2007 A RB
  (INS-ACA Financial Guaranty Corp.) 5.00%,
  09/01/27(b)(c)(g)                             --       --       1,000          879,160
----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  A, RB 6.00%, 11/15/09(b)(e)(f)               AAA      Aaa       1,000        1,067,490
----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Evangelical Hospital Corp.);
  Series 1992 A,
  Refunding RB 6.25%, 04/15/22(b)(f)           NRR      Aaa       1,000        1,236,870
----------------------------------------------------------------------------------------
  Series 1992 C,
  RB 6.25%, 04/15/22(b)(f)                     NRR      Aaa       1,150        1,422,401
----------------------------------------------------------------------------------------
Illinois (State of) Municipal Electric
  Agency; Series 2006, Power Supply RB
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 02/01/26(b)(c)                         AA      Aaa       4,000        4,103,240
----------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Series 2002 A
  Dedicated State Tax RB (INS-MBIA Insurance
  Corp.) 5.25%, 06/15/42(b)(c)                 AAA      Aaa       1,000        1,038,210
----------------------------------------------------------------------------------------
  Capital Appreciation Dedicated State Tax RB
  (INS-MBIA Insurance Corp.) 5.94%,
  06/15/30(b)(c)(d)                            AAA      Aaa       1,000          322,880
----------------------------------------------------------------------------------------
Will (County of) School District No. 086
  (Joliet); Series 2006 B Refunding Unlimited
  Tax GO (INS-Financial Security Assurance
  Inc.) 5.00%, 03/01/20(b)(c)                   --      Aaa       1,680        1,818,970
----------------------------------------------------------------------------------------
  5.00%, 03/01/24(b)(c)                         --      Aaa       1,000        1,053,560
----------------------------------------------------------------------------------------
Will (County of) School District No. 122 (New
  Lenox); Series 2000 A Unlimited Tax GO
  6.50%, 11/01/10(b)(e)(f)                     NRR      Aaa          80           88,798
----------------------------------------------------------------------------------------
  6.50%, 11/01/10(b)(e)(f)                     NRR      Aaa         510          566,090
----------------------------------------------------------------------------------------
  6.50%, 11/01/10(b)(e)(f)                     NRR      Aaa         575          638,239
========================================================================================
                                                                              35,382,821
========================================================================================

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

INDIANA-5.70%

East Allen (County of) Multi-School Building
  Corp.; Series 2000, First Mortgage RB
  5.75%, 01/15/10(b)(e)(f)                     AAA      Aaa      $  735     $    783,951
----------------------------------------------------------------------------------------
Hancock (County of) & Mount Vernon (City of)
  Multi-School Building Corp.; Series 2001 A,
  First Mortgage RB 5.45%, 07/15/11(b)(e)(f)   NRR      NRR       1,000        1,098,180
----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2000 A,
  Special Program RB 5.90%, 02/01/10(b)(e)(f)  AAA      Aaa       1,000        1,080,580
----------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority; Series 2000 Highway RB 5.38%,
  12/01/10(b)(e)(f)                            NRR      NRR         435          470,344
----------------------------------------------------------------------------------------
  5.38%, 12/01/10(b)(e)(f)                     NRR      NRR       1,565        1,692,156
----------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank (Waterworks Project);
  Series 2002 A, RB 5.25%, 07/01/12(b)(e)(f)   AAA      Aaa       1,000        1,108,290
----------------------------------------------------------------------------------------
Lafayette (City of); Series 2002, Sewer RB
  5.15%, 07/01/12(b)(e)(f)                     AAA      Aaa       1,000        1,113,070
----------------------------------------------------------------------------------------
Noblesville (City of) Redevelopment Authority
  (Lease Rental 146th Street Extension
  Project); Series 2006 A Economic
  Development RB 5.25%, 08/01/21(b)             A+       --       1,000        1,058,210
----------------------------------------------------------------------------------------
  5.25%, 08/01/25(b)                            A+       --       1,570        1,620,994
----------------------------------------------------------------------------------------
Northern Wells (City of) Community School
  Building Corp.; Series 2002, First Mortgage
  RB 5.40%, 07/15/12(b)(e)(f)                  NRR      Aaa         500          557,730
----------------------------------------------------------------------------------------
Petersburg (City of) (Indianapolis Power &
  Light Co. Projects); Series 1991 Refunding
  PCR 5.75%, 08/01/21(b)                       BBB-    Baa1       4,000        4,158,360
----------------------------------------------------------------------------------------
  Series 1993 B Refunding PCR (INS-MBIA
  Insurance Corp.) 5.40%, 08/01/17(b)(c)       AAA      Aaa       9,850       11,112,376
----------------------------------------------------------------------------------------
Rockport (City of) (AEP Generating Co.);
  Series 1995 A, Refunding Adjustable Rate
  PCR (INS-Ambac Assurance Corp.) 4.15%,
  07/01/25(b)(c)                               AAA      Aaa       2,000        2,099,460
----------------------------------------------------------------------------------------
Rockville (City of) School Building Corp.;
  Series 2006, First Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.00%, 07/15/26(b)(c)                        AAA      Aaa       3,430        3,590,044
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

St. Joseph (County of) Hospital Authority
  (Memorial Health System); Series 2000,
  Health System RB 5.63%, 02/15/11(b)(e)(f)    AAA      Aaa      $1,000     $  1,092,410
----------------------------------------------------------------------------------------
Wa-Nee Middle School Building Corp.; Series
  2001, First Mortgage Unlimited Tax GO
  5.50%, 07/15/11(b)(e)(f)                     NRR      Aaa       1,000        1,100,490
========================================================================================
                                                                              33,736,645
========================================================================================

KANSAS-0.68%

Kansas (State of ) Development Finance
  Authority (Stormont-Vail Healthcare Inc.);
  Series 2007 L, Health Facilities RB
  (INS-MBIA Insurance Corp.) 5.13%,
  11/15/32(b)(c)                                --      Aaa       1,200        1,240,476
----------------------------------------------------------------------------------------
Overland Park Development Corp. (Overland
  Park Convention Center Hotel Project);
  Series 2001 A, First Tier RB 7.38%,
  01/01/11(b)(e)(f)                            NRR      NRR       1,635        1,855,660
----------------------------------------------------------------------------------------
University of Kansas Hospital Authority (KU
  Health Systems); Series 2006, Refunding &
  Improvement Health Facilities RB 4.50%,
  09/01/32(b)                                    A       --       1,000          907,400
========================================================================================
                                                                               4,003,536
========================================================================================

KENTUCKY-0.59%

Franklin (County of) School District Finance
  Corp.; Series 2007, School Building RB
  (INS-Financial Security Assurance Inc.)
  4.25%, 05/01/26(b)(c)                         --      Aaa       2,065        2,021,243
----------------------------------------------------------------------------------------
Spencer (County of) School District Finance
  Corp.; Series 2007, School Building RB
  (INS-Financial Security Assurance Inc.)
  4.50%, 08/01/27(b)(c)                         --      Aaa       1,480        1,489,087
========================================================================================
                                                                               3,510,330
========================================================================================

LOUISIANA-4.12%

East Baton Rouge (Parish of) Sewer
  Commission; Series 2006 A Refunding RB
  (INS-Financial Security Assurance Inc.)
  5.00%, 02/01/25(b)(c)                        AAA      Aaa       1,000        1,048,970
----------------------------------------------------------------------------------------
  5.00%, 02/01/26(b)(c)                        AAA      Aaa       1,000        1,044,150
----------------------------------------------------------------------------------------
Lafayette (City of); Series 2007
  Communications Systems RB (INS-XL Capital
  Assurance Inc.) 4.63%, 11/01/24(b)(c)        AAA      Aaa       2,000        2,035,200
----------------------------------------------------------------------------------------
  Series 2000 A Public Improvement Sales Tax
  RB 5.50%, 03/01/10(b)(e)(f)                  NRR      Aaa       2,360        2,549,201
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority (Parking Facilities
  Corp. Garage Project); Series 2001 A, RB
  (INS-Ambac Assurance Corp.) 5.20%,
  10/01/20(b)(c)                               AAA      Aaa      $1,760     $  1,847,560
----------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority; Series 2000 A
  Capital Projects & Equipment Acquisitions
  RB (INS-Ambac Assurance Corp.) 6.30%,
  07/01/30(b)(c)                               AAA      Aaa       2,000        2,286,120
----------------------------------------------------------------------------------------
  Series 2000 Capital Projects & Equipment
  Acquisitions RB (INS-ACA Financial Guaranty
  Corp.) 6.55%, 09/01/25(b)(c)(g)               --       --       5,290        5,381,041
----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Black & Gold Facilities
  Project); Series 2007 A, RB (INS-CIFG
  Assurance North America, Inc.) 5.00%,
  07/01/32(b)(c)                               AAA      Aaa       1,000          997,160
----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Ochsner Clinic Foundation
  Project); Series 2002 B, RB 5.50%,
  05/15/26(b)(e)(f)                            NRR      Aaa       1,000        1,150,760
----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Tulane University); Series 2002
  A, RB 5.13%, 07/01/12(b)(e)(f)               AAA      Aaa       2,100        2,316,573
----------------------------------------------------------------------------------------
Ouachita (Parish of) Hospital Service
  District No. 1 (Glenwood Regional Medical
  Center); Series 1996, Refunding Hospital RB
  5.70%, 05/15/10(b)(e)(f)                     AAA      Aaa       1,000        1,076,610
----------------------------------------------------------------------------------------
St. John Baptist (Parish of) (Marathon Oil
  Corp.); Series 2007 A, RB 5.13%,
  06/01/37(b)                                  BBB+    Baa1       1,150        1,118,467
----------------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales Tax
  District; Series 1987, RB 7.60%,
  01/01/09(b)(f)                               NRR      NRR         500          524,615
----------------------------------------------------------------------------------------
Tangipahoa (Parish of) Hospital Service
  District No. 1 (North Oaks Medical Center
  Project); Series 2003 A, Refunding Hospital
  RB 5.00%, 02/01/25(b)                          A       --       1,000        1,011,750
========================================================================================
                                                                              24,388,177
========================================================================================

MARYLAND-0.97%

Baltimore (City of) (Water Project); Series
  1994 A, RB 5.00%, 07/01/24(b)(f)             NRR      Aaa       1,000        1,109,080
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

MARYLAND-(CONTINUED)

Maryland (State of) Economic Development
  Corp. (University of Maryland College Park
  Projects); Series 2006, Refunding Student
  Housing RB (INS-CIFG Assurance North
  America, Inc.) 5.00%, 06/01/24(b)(c)         AAA      Aaa      $2,000     $  2,082,740
----------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (Lifebridge Health); Series 2008, RB 4.75%,
  07/01/38(b)                                  AAA      Aaa         500          492,070
----------------------------------------------------------------------------------------
  4.75%, 07/01/39(b)                             A       A2       1,000          949,940
----------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2001, RB 5.25%, 07/01/11(b)(e)(f)     NRR      NRR       1,000        1,089,560
========================================================================================
                                                                               5,723,390
========================================================================================

MASSACHUSETTS-2.80%

Boston (City of) Water & Sewer Commission;
  Sr. Series 1993 A, RB (INS-MBIA Insurance
  Corp.) 5.25%, 11/01/19(b)(c)                 AAA      Aaa       5,385        6,113,160
----------------------------------------------------------------------------------------
Massachusetts (State of) Bay Transportation
  Authority; Series 2002 A, Sr. Sales Tax RB
  5.00%, 07/01/12(b)(e)(f)                     AAA      NRR       1,500        1,643,670
----------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); Series 1999 P,
  RB 6.00%, 05/15/59(b)                        BBB+      A3       5,500        6,000,830
----------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (College Issue); Series 2003 B, RB
  (CEP-XL Capital Ltd.) 5.25%, 07/01/33(b)     AAA      Aaa       1,000        1,039,480
----------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Linden Ponds Inc.); Series 2007 A,
  Facilities RB 5.00%, 11/15/14(b)(g)           --       --       1,000          962,590
----------------------------------------------------------------------------------------
Massachusetts (State of); Series 2000 A,
  Consumer Lien Limited Tax GO 5.75%,
  02/01/09(b)                                   AA      Aa2         785          814,233
========================================================================================
                                                                              16,573,963
========================================================================================

MICHIGAN-4.99%

Allegan (City of) Public School District;
  Series 2000, Unlimited Tax GO 5.75%,
  05/01/10(b)(e)(f)                            AAA      Aaa         500          538,210
----------------------------------------------------------------------------------------
Almont (City of) Community Schools; Series
  2002, Refunding School Building & Site
  Unlimited Tax GO 5.00%, 11/01/12(b)(e)(f)    NRR      NRR       1,000        1,102,560
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Bullock Creek School District; Series 2000,
  Unlimited Tax GO 5.50%, 05/01/10(b)(e)(f)    NRR      NRR      $1,000     $  1,069,860
----------------------------------------------------------------------------------------
Caledonia (City of) Community Schools; Series
  2005 Refunding Unlimited Tax GO (INS-MBIA
  Insurance Corp.) 5.00%, 05/01/25(b)(c)       AAA      Aaa       1,000        1,044,980
----------------------------------------------------------------------------------------
  Series 2000 Unlimited Tax GO 5.50%,
  05/01/10(b)(e)(f)                            NRR      Aaa       1,000        1,070,990
----------------------------------------------------------------------------------------
Chippewa Valley Schools; Series 2005,
  Refunding Unlimited Tax GO (INS-MBIA
  Insurance Corp.) 5.00%, 05/01/24(b)(c)       AAA      Aaa       1,850        1,934,397
----------------------------------------------------------------------------------------
  Series 2002,
  Refunding Unlimited Tax GO 5.13%,
  05/01/12(b)(e)(f)                            NRR      NRR       1,000        1,101,530
----------------------------------------------------------------------------------------
Detroit (City of); Series 2006 A, Sewage
  Disposal Second Lien VRD RB (INS-Financial
  Guaranty Insurance Co.) 5.75%,
  07/01/36(c)(i)(j)                            AAA      Aaa       4,000        4,000,000
----------------------------------------------------------------------------------------
Detroit (City of) Water Supply System; Series
  2001 A Sr. Lien RB (INS-Financial Guaranty
  Insurance Co.) 5.00%, 07/01/30(b)(c)          AA      Aaa       5,000        5,077,900
----------------------------------------------------------------------------------------
  Sr. Lien RB 5.25%, 07/01/11(b)(e)(f)         NRR      Aaa       1,655        1,803,222
----------------------------------------------------------------------------------------
  5.25%, 07/01/11(b)(e)(f)                     NRR      Aaa       1,845        2,013,393
----------------------------------------------------------------------------------------
Jackson (City of) Brownfield Redevelopment
  Authority; Series 2002, Tax Increment TAN
  (INS-Financial Guaranty Insurance Co.)
  5.13%, 06/01/24(b)(c)                         AA      Aaa       1,000        1,037,760
----------------------------------------------------------------------------------------
Lake Orion (City of) Community School
  District; Series 2000 A, Unlimited Tax GO
  6.00%, 05/01/10(b)(e)(f)                     NRR      Aaa         500          540,355
----------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Drinking Water Revolving Fund); Series
  2000, RB 5.50%, 10/01/10(b)(e)(f)            AAA      Aaa       1,000        1,090,540
----------------------------------------------------------------------------------------
Michigan (State of) Public Power Agency
  (Combustion Turbine No. 1 Project); Series
  2001 A, RB (INS-Ambac Assurance Corp.)
  5.25%, 01/01/24(b)(c)                        AAA      Aaa       2,500        2,612,775
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Michigan (State of) Tobacco Settlement
  Finance Authority; Series 2007 A, Sr. RB
  6.00%, 06/01/34(b)                           BBB       --      $2,500     $  2,473,650
----------------------------------------------------------------------------------------
Newaygo (City of) Public Schools; Series
  2000, Unlimited Tax GO 5.50%,
  05/01/10(b)(e)(f)                            NRR      NRR       1,000        1,069,860
========================================================================================
                                                                              29,581,982
========================================================================================

MINNESOTA-0.18%

Minneapolis (City of); Series 2000 A, Parking
  Ramp Unlimited Tax GO 5.90%, 12/01/20(b)     AAA      Aa1       1,000        1,092,050
========================================================================================

MISSISSIPPI-1.21%

Mississippi (State of) Development Bank
  (Lowndes County Individual Development
  Project) Series 2007, Special Obligation RB
  (INS-Financial Security Assurance Inc.)
  5.00%, 07/01/27(b)(c)                        AAA      Aaa       1,000        1,035,630
----------------------------------------------------------------------------------------
Mississippi (State of) Higher Education
  Assistance Corp.; Sub. Series 1994 C, RB
  (CEP-Gtd. Student Loans) 7.50%,
  09/01/09(b)(h)                                --       A2       5,000        5,011,200
----------------------------------------------------------------------------------------
Mississippi (State of) Hospital Equipment &
  Facilities Authority (Forrest County
  General Hospital Project); Series 2000, RB
  5.50%, 01/01/11(b)(e)(f)                     NRR      Aaa       1,000        1,096,100
========================================================================================
                                                                               7,142,930
========================================================================================

MISSOURI-2.62%

Bi-State Development Agency (Metrolink Cross
  Country Project) Series 2007, Mass Transit
  Sales Tax RB 5.00%, 10/01/33(b)              AA-       A2       1,500        1,472,250
----------------------------------------------------------------------------------------
Cass (County of); Series 2007, Hospital RB
  5.38%, 05/01/22(b)(g)                         --       --       1,000        1,013,850
----------------------------------------------------------------------------------------
Gladstone (City of); Series 2006 A, COP
  (INS-XL Capital Assurance Inc.) 5.00%,
  06/01/22(b)(c)                                --      Aaa       1,295        1,371,716
----------------------------------------------------------------------------------------
Jasper (County of) Reorganized School
  District No. R-9 (Missouri Direct Deposit
  Program); Series 2006, Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.00%, 03/01/22(b)(c)                        AAA       --       1,000        1,075,520
----------------------------------------------------------------------------------------
Jefferson City (City of) School District
  (Missouri Direct Deposit Program); Series
  2007, Refunding & Improvement Unlimited Tax
  GO (INS-MBIA Insurance Corp.) 4.63%,
  03/01/27(b)(c)                               AAA       --         500          503,115
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Ladue (City of) School District; Series 2007,
  Refunding & Improvement Unlimited Tax GO
  4.75%, 03/01/27(b)                           AAA       --      $1,000     $  1,027,420
----------------------------------------------------------------------------------------
Miller (County of) Reorganized School
  District No. 2; Series 2006, Unlimited Tax
  GO (INS-Financial Security Assurance Inc.)
  5.00%, 03/01/21(b)(c)                        AAA       --       1,000        1,080,550
----------------------------------------------------------------------------------------
Missouri (State of) Environmental Improvement
  & Energy Resources Authority (State
  Revolving Fund); Series 1995 C, Water PCR
  5.85%, 01/01/10(b)                            --      Aaa         270          270,713
----------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Series 2001 A, Educational
  Facilities RB 5.13%, 06/15/11(b)(e)(f)       AAA      Aaa       4,000        4,344,440
----------------------------------------------------------------------------------------
Missouri (State of) Housing Development
  Commission; Series 2001 II, Multi-Family
  Housing RB (CEP-FHA) 5.38%, 12/01/18(b)       AA       --         315          323,902
----------------------------------------------------------------------------------------
Missouri (State of) Joint Municipal Electric
  Utility Commission (Iatan 2 Project);
  Series 2006 A, Power Project RB (INS-Ambac
  Assurance Corp.) 5.00%, 01/01/34(b)(c)        --      Aaa       1,000        1,000,600
----------------------------------------------------------------------------------------
Neosho (City of) Reorganzied School District
  No. R-05 (Missouri Direct Deposit Program);
  Series 2006, School Building Unlimited Tax
  GO (INS-Financial Security Assurance Inc.)
  5.00%, 03/01/23(b)(c)                        AAA      Aaa       1,000        1,069,090
----------------------------------------------------------------------------------------
St Louis (City of) Municipal Finance Corp.
  (Recreational Sales Tax); Series 2007,
  Leasehold RB (INS-Ambac Assurance Corp.)
  4.50%, 02/15/28(b)(c)                        AAA      Aaa       1,000          988,280
========================================================================================
                                                                              15,541,446
========================================================================================

NEBRASKA-0.18%

University of Nebraska (Omaha Student
  Facilities Project); Series 2007,
  University RB 5.00%, 05/15/32(b)             AA-      Aa2       1,000        1,035,980
========================================================================================

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


NEVADA-2.77%

Clark (County of); Series 2001,
  Bond Bank Limited Tax GO 5.00%,
  06/01/11(b)(e)(f)                            AAA      Aaa      $2,870     $  3,102,987
----------------------------------------------------------------------------------------
  Series 2001 Bond Bank Limited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 06/01/31(b)(c)                        AAA      Aaa       2,130        2,153,877
----------------------------------------------------------------------------------------
  Series 2001 B,
  Airport Sub.-Lien RB 5.13%,
  07/01/11(b)(e)(f)                            NRR      Aaa       2,250        2,446,222
----------------------------------------------------------------------------------------
  Series 2004 A-2,
  Airport Sub.-Lien RB (INS-Financial
  Guaranty Insurance Co.) 5.13%,
  07/01/25(b)(c)                                AA      Aaa       1,000        1,032,720
----------------------------------------------------------------------------------------
  5.13%, 07/01/27(b)(c)                         AA      Aaa       1,000        1,023,230
----------------------------------------------------------------------------------------
  Series 2001 B,
  Airport Sub.-Lien RB 5.25%,
  07/01/11(b)(e)(f)                            NRR      Aaa       1,500        1,636,905
----------------------------------------------------------------------------------------
Truckee Meadows Water Authority; Series 2007
  Refunding Water RB (INS-XL Capital
  Assurance Inc.) 4.50%, 07/01/26(b)(c)        AAA      Aaa       4,005        3,931,068
----------------------------------------------------------------------------------------
  Series 2001 A Water RB 5.13%,
  07/01/11(b)(e)(f)                            AAA      Aaa       1,000        1,087,210
========================================================================================
                                                                              16,414,219
========================================================================================

NEW JERSEY-1.38%

New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Series 1999 Special Facility RB
  6.40%, 09/15/23(b)(h)                          B       B3       1,000          961,310
----------------------------------------------------------------------------------------
  Series 2000 Special Facility RB 7.00%,
  11/15/30(b)(h)                                 B       B3       4,000        4,032,640
----------------------------------------------------------------------------------------
New Jersey (State of) Tobacco Settlement
  Financing Corp.; Series 2002, Asset-Backed
  RB 5.38%, 06/01/12(b)(e)(f)                  AAA      Aaa       1,500        1,663,890
----------------------------------------------------------------------------------------
New Jersey (State of) Transportation Trust
  Fund Authority; Series 1999 A,
  Transportation System RB 5.50%,
  06/15/10(b)(f)                               AAA      Aaa       1,440        1,544,227
========================================================================================
                                                                               8,202,067
========================================================================================

NEW MEXICO-0.56%

New Mexico (State of) Finance Authority;
  Series 2006 B, Sr. Lien Public Project
  Revolving Fund RB (INS-MBIA Insurance
  Corp.) 5.00%, 06/01/26(b)(c)                 AAA      Aaa       2,000        2,074,280
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
NEW MEXICO-(CONTINUED)

Santa Fe (City of); Series 2006 B, Refunding
  Gross Receipts Tax RB (INS-Financial
  Security Assurance Inc.) 5.00%,
  06/01/22(b)(c)                               AAA      Aaa      $1,185     $  1,268,116
========================================================================================
                                                                               3,342,396
========================================================================================

NEW YORK-4.60%

Metropolitan Transportation Authority
  (Dedicated Tax Fund); Series 2000 A, RB
  5.88%, 04/01/10(b)(e)(f)                     NRR      Aaa       1,500        1,616,040
----------------------------------------------------------------------------------------
Metropolitan Transportation Authority
  (Service Contract); Series 2002 A,
  Refunding RB 5.13%, 01/01/29(b)              AA-       A1       1,000        1,026,290
----------------------------------------------------------------------------------------
New York (City of) Municipal Water Finance
  Authority; Series 2000 B Water & Sewer
  System RB 6.00%, 06/15/10(b)(e)(f)           NRR      NRR         935        1,023,339
----------------------------------------------------------------------------------------
  6.00%, 06/15/33(b)(f)                        NRR      NRR         565          613,737
----------------------------------------------------------------------------------------
New York (City of); Series 2005 J, Unlimited
  Tax GO 5.00%, 03/01/23(b)                     AA      Aa3       5,000        5,195,850
----------------------------------------------------------------------------------------
New York (State of) Dormitory Authority (The
  New York and Presbyterian Hospital); Series
  2007, FHA Insured Mortgage Hospital RB
  (INS-Financial Security Assurance Inc.)
  4.75%, 02/15/23(b)(c)                        AAA      Aaa       1,000        1,036,310
----------------------------------------------------------------------------------------
New York (State of) Environmental Facilities
  Corp.; Series 1991 E, State Water Revolving
  Fund PCR 6.88%, 06/15/10(b)                  AAA      Aaa         530          531,829
----------------------------------------------------------------------------------------
Port Authority of New York & New Jersey
  (Consolidated Ninety-Third); Series 1994,
  RB 6.13%, 06/01/94(b)                        AA-       A1       5,250        6,154,942
----------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority; Series
  1993 B General Purpose RB 5.00%,
  01/01/20(b)(f)                               AAA      NRR       1,935        2,179,932
----------------------------------------------------------------------------------------
  Series 2006 A General Purpose RB 5.00%,
  11/15/35(b)                                  AA-      Aa2       2,000        2,076,140
----------------------------------------------------------------------------------------
  Series 1992 Y General Purpose RB 5.50%,
  01/01/17(b)(f)                               AAA      NRR       2,900        3,328,417
----------------------------------------------------------------------------------------
TSASC, Inc.; Series 2006 1, Tobacco
  Settlement Asset-Backed RB 5.00%,
  06/01/26(b)                                  BBB       --       2,500        2,458,600
========================================================================================
                                                                              27,241,426
========================================================================================

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


NORTH CAROLINA-0.69%

Burke (County of); Series 2006 A, COP
  (INS-Ambac Assurance Corp.) 5.00%,
  04/01/25(b)(c)                               AAA      Aaa      $  470     $    490,106
----------------------------------------------------------------------------------------
Charlotte-Mecklenburg Hospital Authority;
  Series 2007 A, Refunding Health Care System
  RB 5.00%, 01/15/31(b)                        AA-      Aa3         500          500,340
----------------------------------------------------------------------------------------
North Carolina (State of) Eastern Municipal
  Power Agency; Series 1993 A, Power System
  RB 6.13%, 01/01/10(b)(f)                     NRR      Aaa       1,500        1,608,375
----------------------------------------------------------------------------------------
North Carolina (State of) Housing Finance
  Agency; Series 1996 II, Single Family RB
  (CEP-FHA) 6.20%, 03/01/16(b)                  AA      Aa2         180          188,606
----------------------------------------------------------------------------------------
North Carolina (State of) Municipal Power
  Agency (No. 1 Catawba Electric Project);
  Series 1990, RB 6.50%, 01/01/10(b)(f)        AAA      NRR         260          280,592
----------------------------------------------------------------------------------------
Oak Island (Town of) Waste Water Project;
  Series 2008 A, Enterprise System RB
  (INS-MBIA Insurance Corp.) 5.00%,
  06/01/33(b)(c)                               AAA      Aaa       1,000        1,007,960
========================================================================================
                                                                               4,075,979
========================================================================================

NORTH DAKOTA-0.40%

North Dakota (State of) Board of Higher
  Education (North Dakota State University);
  Series 2007 Housing & Auxiliary Facilities
  RB (INS-Ambac Assurance Corp.) 5.00%,
  04/01/24(b)(c)                                --      Aaa       1,160        1,219,960
----------------------------------------------------------------------------------------
  5.00%, 04/01/27(b)(c)                         --      Aaa       1,085        1,126,100
========================================================================================
                                                                               2,346,060
========================================================================================

OHIO-2.81%

Buckeye (City of) Tobacco Settlement
  Financing Authority; Series 2007 A-1 Sr.
  Asset-Backed RB 5.00%, 06/01/17(b)           BBB     Baa3         515          518,780
----------------------------------------------------------------------------------------
  Series 2007 A-2 Sr. Asset-Backed RB 5.38%,
  06/01/24(b)                                  BBB     Baa3       2,500        2,453,225
----------------------------------------------------------------------------------------
  5.88%, 06/01/47(b)                           BBB     Baa3       1,500        1,451,895
----------------------------------------------------------------------------------------
  6.00%, 06/01/42(b)                           BBB     Baa3       1,000          978,560
----------------------------------------------------------------------------------------
Cleveland (City of) Waterworks; Series 1993
  G, Refunding First Mortgage RB (INS-MBIA
  Insurance Corp.) 5.50%, 01/01/21(b)(c)       AAA      Aaa       3,300        3,829,320
----------------------------------------------------------------------------------------
Cuyahoga (County of); Series 2003 A,
  Refunding RB 5.50%, 01/01/29(b)              AA-      Aa3       2,000        2,069,720
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Montgomery (County of) (Grandview Hospital &
  Medical Center); Series 1997, Refunding
  Hospital RB 5.50%, 12/01/09(b)(e)(f)         NRR      NRR      $1,000     $  1,059,330
----------------------------------------------------------------------------------------
Ohio (State of); Series 2007 A, Unlimited Tax
  GO 4.50%, 06/15/25(b)                        AA+      Aa1       1,000        1,005,490
----------------------------------------------------------------------------------------
Plain (City of) Local School District; Series
  2000,
  Unlimited Tax GO 6.00%, 06/01/11(b)(e)(f)    NRR      Aaa         410          456,289
----------------------------------------------------------------------------------------
  Series 2000 Unlimited Tax GO (INS-Financial
  Guaranty Insurance Co.) 6.00%,
  12/01/25(b)(c)                                --      Aaa          90           98,712
----------------------------------------------------------------------------------------
Stark (County of) Lake Ohio Local School
  District; Series 2000, Unlimited Tax GO
  5.75%, 12/01/10(b)(e)(f)                     NRR      Aaa       2,500        2,732,125
========================================================================================
                                                                              16,653,446
========================================================================================

OKLAHOMA-2.99%

Jenks (City of) Aquarium Authority; Series
  2000, First Mortgage RB 6.00%,
  07/01/10(b)(e)(f)                            NRR      Aaa         800          876,832
----------------------------------------------------------------------------------------
Mustang (City of) Improvement Authority;
  Series 1999, Utility RB 5.70%,
  10/01/09(b)(e)(f)                            NRR      Aaa       1,500        1,616,085
----------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks, Watersedge & Gardens at
  Reding Apartments Projects); Series 2000,
  Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  2.17%, 07/15/30(i)(j)                        AAA       --       1,616        1,616,000
----------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (St. John Health System); Series
  1999 RB 5.75%, 02/15/09(b)(e)(f)             AAA      Aaa         460          482,158
----------------------------------------------------------------------------------------
  5.75%, 02/15/09(b)(e)(f)                     AAA      Aaa       1,255        1,315,453
----------------------------------------------------------------------------------------
  5.75%, 02/15/18(b)                           AA-      Aa3         215          221,231
----------------------------------------------------------------------------------------
  5.75%, 02/15/25(b)                           AA-      Aa3         495          507,073
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Oklahoma (State of) Water Resource Board;
  Series 2006 B,
  Refunding State Loan Program RB 5.00%,
  10/01/19(b)                                  AAA       --      $1,430     $  1,577,691
----------------------------------------------------------------------------------------
  5.00%, 10/01/20(b)                           AAA       --       1,235        1,351,016
----------------------------------------------------------------------------------------
  5.00%, 10/01/21(b)                           AAA       --       1,285        1,394,816
----------------------------------------------------------------------------------------
  5.00%, 10/01/22(b)                           AAA       --       1,745        1,882,122
----------------------------------------------------------------------------------------
  5.00%, 10/01/23(b)                           AAA       --       1,000        1,072,500
----------------------------------------------------------------------------------------
  5.00%, 10/01/24(b)                           AAA       --       1,000        1,064,970
----------------------------------------------------------------------------------------
Oklahoma City (City of) Airport Trust; Series
  2000 A, Jr. 27th Lien RB 5.13%,
  07/01/10(b)(e)(f)                            AAA      Aaa       2,575        2,745,491
========================================================================================
                                                                              17,723,438
========================================================================================

OREGON-0.37%

Clackamas (County of) School District No. 7J
  (Lake Oswego); Series 2005, Refunding
  Unlimited Tax GO (INS-Financial Security
  Assurance Inc.) 5.25%, 06/01/23(b)(c)         --      Aaa       1,920        2,185,728
========================================================================================

PENNSYLVANIA-1.72%

Allegheny (County of) Higher Education
  Building Authority (Carnegie Mellon
  University); Series 2002, University RB
  5.25%, 03/01/32(b)                           AA-       --       1,500        1,560,045
----------------------------------------------------------------------------------------
Allegheny (County of) Port Authority; Series
  1999, Special Transportation RB 6.13%,
  03/01/09(b)(e)(f)                            AAA      Aaa       1,000        1,054,300
----------------------------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (The Good Shepherd Group); Series 2007 A,
  RB 5.00%, 11/01/37(b)                        AAA       --       3,500        3,534,685
----------------------------------------------------------------------------------------
Pennsylvania (State of) Turnpike Commission;
  Series 2006 A, Turnpike RB (INS-Ambac
  Assurance Corp.) 5.00%, 12/01/26(b)(c)       AAA      Aaa       1,000        1,044,920
----------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Children's
  Hospital Philadelphia Project); Series 2007
  A, Hospital RB 4.50%, 07/01/33(b)             AA      Aa2       1,000          977,740
----------------------------------------------------------------------------------------
Westmoreland (County of) Municipal Authority;
  Series 2003, Service RB (INS-Financial
  Guaranty Insurance Co.) 5.00%,
  08/15/08(b)(c)                                AA      Aaa       2,000        2,030,160
========================================================================================
                                                                              10,201,850
========================================================================================

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

PUERTO RICO-0.36%

Children's Trust Fund; Series 2000, Tobacco
  Settlement RB 6.00%, 07/01/10(b)(e)(f)       AAA      NRR      $1,000     $  1,085,350
----------------------------------------------------------------------------------------
Government Development Bank for Puerto Rico;
  Series 2006 C, Sr. Notes 5.25%,
  01/01/15(b)(h)                               BBB     Baa3       1,000        1,063,570
========================================================================================
                                                                               2,148,920
========================================================================================

RHODE ISLAND-0.23%

Providence (City of) Public Building
  Authority; Series 2000 A, RB 5.75%,
  12/15/10(b)(e)(f)                            AAA      Aaa       1,210        1,335,187
========================================================================================

SOUTH CAROLINA-3.11%

College of Charleston Academic and
  Administrative Facilities; Series 2007 D,
  RB (INS-XL Capital Assurance Inc.) 4.63%,
  04/01/30(b)(c)                                --      Aaa       2,500        2,437,250
----------------------------------------------------------------------------------------
Greenwood (City of); Series 2007, Combined
  Public Utilities RB (INS-MBIA Insurance
  Corp.) 4.50%, 12/01/27(b)(c)                 AAA      Aaa       1,400        1,392,650
----------------------------------------------------------------------------------------
Kershaw (County of) Public Schools Foundation
  (Kershaw County School District Project);
  Series 2006, Installment Purchase RB
  (INS-CIFG Assurance North America, Inc.)
  5.00%, 12/01/28(b)(c)                        AAA      Aaa       3,500        3,590,160
----------------------------------------------------------------------------------------
Myrtle Beach (City of); Series 2004 A,
  Hospitality Fee RB (INS-Financial Guaranty
  Insurance Co.) 5.38%, 06/01/24(b)(c)          AA      Aaa       1,150        1,233,513
----------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Palmetto Health
  Alliance); Series 2003 A, Refunding
  Hospital Facilities RB 6.13%, 08/01/23(b)    BBB+    Baa1       1,500        1,558,260
----------------------------------------------------------------------------------------
  6.25%, 08/01/31(b)                           BBB+    Baa1       1,000        1,031,200
----------------------------------------------------------------------------------------
  Series 2000 A Hospital Facilities
  Improvement RB 7.13%, 12/15/10(b)(e)(f)      NRR      NRR       1,000        1,146,130
----------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority; Series 2002 A RB
  5.50%, 11/15/12(b)(e)(f)                     NRR      NRR         460          515,596
----------------------------------------------------------------------------------------
  Series 2002 B RB 5.50%, 11/15/23(b)           A-       A3       1,540        1,600,060
----------------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 2001 A, RB
  5.00%, 10/01/11(b)(e)(f)                     NRR      Aaa       1,000        1,087,150
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

Spartanburg (City of); Series 2007 A,
  Refunding Waterworks RB (INS-Financial
  Security Assurance Inc.) 4.38%,
  06/01/28(b)(c)                               AAA      Aaa      $1,855     $  1,838,861
----------------------------------------------------------------------------------------
Tobacco Settlement Revenue Management
  Authority; Series 2001 B, Tobacco
  Settlement RB 6.38%, 05/15/28(b)             BBB     Baa3       1,000        1,015,350
========================================================================================
                                                                              18,446,180
========================================================================================

SOUTH DAKOTA-1.15%

Aberdeen (City of) School District No. 6-1;
  Series 2000, Unlimited Tax GO 5.45%,
  01/01/11(b)(e)(f)                            AAA      Aaa       3,940        4,276,397
----------------------------------------------------------------------------------------
South Dakota (State of) State Building
  Authority; Series 2007, RB (INS-Financial
  Guaranty Insurance Corp.) 4.50%,
  06/01/30(b)(c)                                AA      Aaa       2,675        2,562,115
========================================================================================
                                                                               6,838,512
========================================================================================

TENNESSEE-1.10%

Knox (County of) First Utility District;
  Series 2006,
  Water & Sewer RB (INS-MBIA Insurance Corp.)
  5.00%, 12/01/20(b)(c)                         --      Aaa       1,470        1,595,362
----------------------------------------------------------------------------------------
  5.00%, 12/01/23(b)(c)                         --      Aaa       1,705        1,805,885
----------------------------------------------------------------------------------------
Robertson & Sumner (Counties of) White House
  Utility District; Series 2000, Water &
  Sewer RB 6.00%, 01/01/10(b)(e)(f)            NRR      Aaa       1,000        1,069,930
----------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Kirby Pines
  Retirement Community); Series 1997 A,
  Health Care Facilities RB 6.25%,
  11/15/16(b)(g)                                --       --       1,000        1,005,410
----------------------------------------------------------------------------------------
Tennessee (State of) Energy Acquisition
  Corp.; Series 2006 A, Gas RB 5.00%,
  09/01/16(b)                                  AA-      Aa3       1,000        1,045,340
========================================================================================
                                                                               6,521,927
========================================================================================

TEXAS-16.92%

Allen (City of) Independent School District;
  Series 2000,
  Unlimited Tax GO 5.95%, 02/15/10(b)(e)(f)    AAA      Aaa         960        1,030,416
----------------------------------------------------------------------------------------
  Unlimited Tax GO (CEP-Texas Permanent
  School Fund) 5.95%, 02/15/25(b)              AAA      Aaa         640          682,208
----------------------------------------------------------------------------------------
Austin (City of); Series 1999, Refunding
  Hotel Occupancy Tax Sub.-Lien RB 5.80%,
  11/15/09(b)(e)(f)                            AAA      Aaa       1,000        1,064,020
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Bexar (County of) Housing Finance Corp.
  (Dymaxion & Marbach Park Apartments);
  Series 2000 A, Multi-Family Housing RB
  (INS-MBIA Insurance Corp.) 6.10%,
  08/01/30(b)(c)                                --      Aaa      $1,000     $  1,036,500
----------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Series 2001 Unlimited Tax GO
  5.25%, 02/15/11(b)(e)(f)                     AAA      Aaa         955        1,034,313
----------------------------------------------------------------------------------------
  Unlimited Tax GO (CEP-Texas Permanent
  School Fund) 5.25%, 02/15/33(b)              AAA      Aaa         395          405,543
----------------------------------------------------------------------------------------
Cisco (City of) Junior College District;
  Series 2002, Refunding Consolidated RB
  (INS-Ambac Assurance Corp.) 5.25%,
  07/01/26(b)(c)                                --      Aaa       1,000        1,038,940
----------------------------------------------------------------------------------------
Cleveland (City of) Independent School
  District; Series 2001 Unlimited Tax GO
  5.13%, 02/01/11(b)(e)(f)                     AAA      Aaa       1,680        1,811,779
----------------------------------------------------------------------------------------
  Unlimited Tax GO (CEP-Texas Permanent
  School Fund) 5.13%, 02/01/31(b)              AAA      Aaa         320          326,608
----------------------------------------------------------------------------------------
Comal (County of) Independent School
  District; Series 2001 Refunding School
  Building Unlimited Tax GO 5.25%,
  02/01/11(b)(e)(f)                            NRR      Aaa       1,130        1,222,694
----------------------------------------------------------------------------------------
  Refunding School Building Unlimited Tax GO
  (CEP-Texas Permanent School Fund) 5.25%,
  02/01/28(b)                                   --      Aaa         870          895,648
----------------------------------------------------------------------------------------
  Series 1999 Refunding Unlimited Tax GO
  5.75%, 08/01/09(b)(e)(f)                     NRR      Aaa       1,000        1,053,830
----------------------------------------------------------------------------------------
Denton (City of) Utility System; Series 2000
  A, RB 5.40%, 12/01/10(b)(e)(f)               AAA      Aaa       1,000        1,083,350
----------------------------------------------------------------------------------------
Galena Park (City of) Independent School
  District; Series 1996, Refunding Capital
  Appreciation Unlimited Tax GO (CEP-Texas
  Permanent School Fund) 6.38%,
  08/15/23(b)(d)                                --      Aaa       2,000        1,000,620
----------------------------------------------------------------------------------------
Grapevine (City of); Series 2000, Limited Tax
  General Obligation Ctfs. 5.88%,
  08/15/10(b)(e)(f)                            NRR      Aaa       1,610        1,751,374
----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care); Series 2001 A, Hospital RB 6.38%,
  06/01/11(b)(e)(f)                            NRR      NRR         750          846,660
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital); Series 2002,
  RB 5.13%, 08/15/12(b)(e)(f)                  AAA      NRR      $1,000     $  1,103,590
----------------------------------------------------------------------------------------
  Series 2001 A,
  RB 5.38%, 08/15/11(b)(e)(f)                  AAA      NRR       1,000        1,096,850
----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A, Hospital
  RB 5.25%, 10/01/29(b)(f)                     NRR      NRR       2,000        2,120,900
----------------------------------------------------------------------------------------
Harris (County of)-Houston (City of) Sports
  Authority; Series 2001 B, Refunding Jr.
  Lien RB (INS-MBIA Insurance Corp.) 5.25%,
  11/15/40(b)(c)                               AAA      Aaa       5,000        5,238,250
----------------------------------------------------------------------------------------
Harris (County of); Series 2002, Refunding
  Limited Tax GO 5.13%, 08/15/12(b)(e)(f)      NRR      NRR       2,000        2,207,180
----------------------------------------------------------------------------------------
Houston (City of) Airport System; Series 2000
  B, Sub.-Lien RB 5.50%, 07/01/10(b)(e)(f)     AAA      Aaa       1,000        1,074,930
----------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Series 1999, Limited Tax GO 6.13%,
  02/15/09(b)(e)(f)                            AAA      Aaa       1,500        1,564,035
----------------------------------------------------------------------------------------
Keller (City of) Independent School District;
  Series 2001,
  Refunding Unlimited Tax GO 5.25%,
  08/15/11(b)(e)(f)                            AAA      Aaa       1,775        1,942,613
----------------------------------------------------------------------------------------
  Refunding Unlimited Tax GO (CEP-Texas
  Permanent School Fund) 5.25%, 08/15/26(b)    AAA      Aaa         225          235,370
----------------------------------------------------------------------------------------
Laredo (City of) Community College District;
  Series 2002 Limited Tax GO 5.25%,
  08/01/12(b)(e)(f)                            AAA      Aaa       1,000        1,110,250
----------------------------------------------------------------------------------------
  5.25%, 08/01/12(b)(e)(f)                     AAA      Aaa       1,000        1,110,250
----------------------------------------------------------------------------------------
Little Elm (City of) Independent School
  District; Series 1999,
  Unlimited Tax GO 6.00%, 08/15/09(b)(e)(f)    AAA      NRR       3,890        4,119,315
----------------------------------------------------------------------------------------
  Series 1999 Unlimited Tax GO (CEP-Texas
  Permanent School Fund) 6.00%, 08/15/35(b)    AAA       --         110          115,786
----------------------------------------------------------------------------------------
  Series 2000 Unlimited Tax GO 6.13%,
  08/15/10(b)(e)(f)                            AAA      NRR         980        1,072,042
----------------------------------------------------------------------------------------
  Unlimited Tax GO (CEP-Texas Permanent
  School Fund) 6.13%, 08/15/35(b)              AAA       --          20           21,688
----------------------------------------------------------------------------------------
Lubbock (City of) Health Facilities
  Development Corp. (St. Joseph Health
  System); Series 1998, RB 5.25%, 07/01/13(b)  AA-      Aa3       1,000        1,017,030
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Manor (City of) Independent School District;
  Series 2004, Refunding Unlimited Tax GO
  (CEP-Texas Permanent School Fund) 5.00%,
  08/01/27(b)                                  AAA      Aaa      $1,000     $  1,036,970
----------------------------------------------------------------------------------------
Montgomery (County of); Series 2000,
  Permanent Improvement Limited Tax GO 5.25%,
  09/01/10(b)(e)(f)                            NRR      Aaa       1,000        1,072,470
----------------------------------------------------------------------------------------
Nacogdoches (City of) Independent School
  District; Series 2001 Refunding Unlimited
  Tax GO 5.30%, 02/15/11(b)(e)(f)              AAA      Aaa       2,480        2,689,560
----------------------------------------------------------------------------------------
  Refunding Unlimited Tax GO (CEP-Texas
  Permanent School Fund) 5.30%, 02/15/25(b)    AAA      Aaa         285          295,710
----------------------------------------------------------------------------------------
North Central Texas Health Facilities
  Development Corp. (Texas Health Resources
  System); Series 1997 B, RB 5.75%,
  02/15/08(b)(e)(f)                            AAA      Aaa       2,000        2,042,080
----------------------------------------------------------------------------------------
Northside Independent School District; Series
  1999 A, Unlimited Tax GO 5.50%,
  08/15/09(b)(e)(f)                            AAA      Aaa       1,000        1,051,470
----------------------------------------------------------------------------------------
Pasadena (City of); Series 2002, Limited Tax
  General Obligation Ctfs. 5.25%,
  04/01/11(b)(e)(f)                            NRR      Aaa       2,000        2,172,800
----------------------------------------------------------------------------------------
Pflugerville (City of) Independent School
  District; Series 2000, Unlimited Tax GO
  5.50%, 08/15/10(b)(e)(f)                     AAA      Aaa       1,615        1,742,020
----------------------------------------------------------------------------------------
Plano (City of); Series 2000, Limited Tax GO
  5.88%, 09/01/10(b)(e)(f)                     AAA      Aaa         850          924,792
----------------------------------------------------------------------------------------
Richardson (City of); Series 2001,
  Limited Tax General Obligation Ctfs. 5.00%,
  02/15/19(b)                                  AA+      Aa1       1,720        1,790,984
----------------------------------------------------------------------------------------
  Series 2000 A Hotel Occupancy Limited Tax
  General Obligation Ctfs. 5.75%,
  02/15/10(b)(e)(f)                            NRR      Aaa       2,000        2,138,800
----------------------------------------------------------------------------------------
Rockwall Independent School District; Series
  2003, School Building Unlimited Tax GO
  (CEP-Texas Permanent School Fund) 5.25%,
  02/15/29(b)                                  AAA      Aaa       1,000        1,045,290
----------------------------------------------------------------------------------------
San Angelo (City of) Waterworks & Sewer
  System; Series 2001, Refunding &
  Improvement RB 5.25%, 04/01/19(b)(f)         AAA      Aaa       1,000        1,065,980
----------------------------------------------------------------------------------------
San Antonio (City of) Independent School
  District; Series 1999, Unlimited Tax GO
  5.50%, 08/15/09(b)(e)(f)                     AAA      Aaa       3,500        3,680,145
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

San Antonio (City of); Series 2000 A Limited
  Tax GO 5.38%, 02/01/11(b)(e)(f)              NRR      NRR      $1,185     $  1,284,658
----------------------------------------------------------------------------------------
  Series 1999 Refunding Water RB 5.88%,
  11/15/09(b)(e)(f)                            NRR      NRR       1,000        1,064,410
----------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City Independent
  School District; Series 2001, Refunding &
  Building Unlimited Tax GO (CEP-Texas
  Permanent School Fund) 5.13%, 08/01/25(b)     --      Aaa       1,535        1,587,175
----------------------------------------------------------------------------------------
Southlake (City of); Series 2004, Refunding
  Limited Tax GO (INS-Ambac Assurance Corp.)
  5.20%, 02/15/26(b)(c)                        AAA      Aaa       1,000        1,047,660
----------------------------------------------------------------------------------------
Spring Branch Independent School District;
  Series 2000, Limited Tax GO 5.75%,
  02/01/10(b)(e)(f)                            AAA      Aaa       5,000        5,340,500
----------------------------------------------------------------------------------------
Texas (State of); Series 2001 A Refunding
  Water Development Unlimited Tax GO 5.25%,
  08/01/35(b)                                   AA      Aa1       1,840        1,909,350
----------------------------------------------------------------------------------------
  Series 1999 Water Financial Assistance
  Unlimited Tax GO 5.50%, 08/01/24(b)           AA      Aa1       1,500        1,559,325
----------------------------------------------------------------------------------------
Texas Public Property Finance Corp. (Mental
  Health & Mental Retardation); Series 1996,
  RB 6.20%, 09/01/16(b)                        BBB       --         200          200,656
----------------------------------------------------------------------------------------
Town Center Improvement District; Series
  2001,
  Sales & Hotel Occupancy Tax RB
  (INS-Financial Guaranty Insurance Co.)
  5.13%, 03/01/21(b)(c)                         AA      Aaa       2,500        2,586,325
----------------------------------------------------------------------------------------
  5.13%, 03/01/23(b)(c)                         AA      Aaa       1,000        1,027,820
----------------------------------------------------------------------------------------
  5.25%, 03/01/27(b)(c)                         AA      Aaa       2,800        2,873,276
----------------------------------------------------------------------------------------
United Independent School District; Series
  2000, Unlimited Tax GO 5.13%,
  08/15/26(b)(f)                               AAA      Aaa       1,000        1,036,100
----------------------------------------------------------------------------------------
Victoria Independent School District; Series
  2007, School Building Unlimited Tax GO
  (CEP-Texas Permanent School Fund) 5.00%,
  02/15/32(b)                                  AAA      Aaa       1,250        1,296,875
----------------------------------------------------------------------------------------
Waxahachie Independent School District;
  Series 2002,
  Refunding School Building Unlimited Tax GO
  (CEP-Texas Permanent School Fund) 5.25%,
  08/15/26(b)                                   --      Aaa       3,400        3,528,316
----------------------------------------------------------------------------------------
  5.25%, 08/15/30(b)                            --      Aaa       2,890        2,982,769
----------------------------------------------------------------------------------------
  5.38%, 08/15/27(b)                            --      Aaa       2,000        2,086,940
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

West University Place (City of); Series 2000,
  Permanent Improvement Limited Tax GO 5.30%,
  02/01/10(b)(e)(f)                            NRR      Aaa      $1,000     $  1,059,400
----------------------------------------------------------------------------------------
  5.35%, 02/01/10(b)(e)(f)                     NRR      Aaa       2,150        2,279,795
----------------------------------------------------------------------------------------
Ysleta (City of) Independent School District
  Public Facilities Corp.; Series 2001,
  Refunding Lease RB (INS-Ambac Assurance
  Corp.) 5.38%, 11/15/24(b)(c)                 AAA      Aaa       1,300        1,324,245
========================================================================================
                                                                             100,259,248
========================================================================================

UTAH-0.16%

Washington City (City of); Series 2003, Sales
  Tax RB (INS-Ambac Assurance Corp.) 5.00%,
  11/15/23(b)(c)                               AAA      Aaa         915          952,625
========================================================================================

VERMONT-0.18%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Fletcher Allen
  Health Care); Series 2000 A, Hospital RB
  (INS-Ambac Assurance Corp.) 6.00%,
  12/01/23(b)(c)                               AAA      Aaa       1,000        1,087,470
========================================================================================

VIRGINIA-3.81%

Fairfax (County of) Industrial Development
  Authority (Inova Health System Project);
  Series 1993, IDR (INS-Financial Security
  Assurance Inc.) 5.25%, 08/15/19(b)(c)        AAA      Aaa       1,000        1,140,310
----------------------------------------------------------------------------------------
Fauquier (County of) Industrial Development
  Authority; Series 2002,
  Hospital IDR (CEP-Radian Reinsurance Inc.)
  5.25%, 10/01/31(b)                            AA       --       1,000        1,001,600
----------------------------------------------------------------------------------------
  5.50%, 10/01/17(b)                            AA       --         500          538,970
----------------------------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority (Virginia United Methodist
  Homes); Series 2002 A, Refunding
  Residential Care Facilities RB 6.50%,
  06/01/22(b)(g)                                --       --       2,000        2,064,340
----------------------------------------------------------------------------------------
King George (County of) Industrial
  Development Authority; Series 2004, Lease
  RB (INS-Financial Security Assurance Inc.)
  5.00%, 03/01/25(b)(c)                        AAA      Aaa       1,100        1,150,897
----------------------------------------------------------------------------------------
Lynchburg (City of); Series 2007, Public
  Improvement Unlimited Tax GO (INS-MBIA
  Insurance Corp.) 4.75%, 08/01/32(b)(c)       AAA      Aaa       1,480        1,486,734
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

VIRGINIA-(CONTINUED)

Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Series 2001, Refunding & Improvement
  Hospital IDR (INS-ACA Financial Guaranty
  Corp.) 6.00%, 12/01/22(b)(c)(g)               --       --      $1,000     $  1,031,040
----------------------------------------------------------------------------------------
Richmond (City of) Public Utilities; Series
  2007 RB (INS-Financial Security Assurance
  Inc.) 4.50%, 01/15/33(b)(c)                  AAA      Aaa       1,000        1,003,630
----------------------------------------------------------------------------------------
  Series 2004 RB (INS-Financial Security
  Assurance Inc.) 5.00%, 01/15/27(b)(c)        AAA      Aaa       1,560        1,635,426
----------------------------------------------------------------------------------------
Upper Occoquan Sewage Authority (Sewer
  Improvements); Series 2007, Regulated Sewer
  RB 4.50%, 07/01/38(b)                        AA+      Aa3       2,000        1,938,680
----------------------------------------------------------------------------------------
Virginia (State of) Commonwealth University;
  Series 2006 B, VRD RB (INS-Ambac Assurance
  Corp.) 3.75%, 11/01/30(c)(i)(j)              AAA      Aaa       8,000        8,000,000
----------------------------------------------------------------------------------------
Virginia (State of) Housing Development
  Authority; Series 2000 D, RB 5.70%,
  04/01/11(b)(h)                               AA+      Aa1       1,500        1,566,525
========================================================================================
                                                                              22,558,152
========================================================================================

WASHINGTON-4.09%

Everett (City of) Public Facilities District;
  Series 2007 A, Limited Sales Tax &
  Interlocal RB 5.00%, 12/01/23(b)               A       --       1,135        1,175,020
----------------------------------------------------------------------------------------
King (County of); Series 1999, Sewer RB
  5.50%, 01/01/09(b)(e)(f)                     NRR      Aaa       1,000        1,041,890
----------------------------------------------------------------------------------------
Klickitat (County of) Public Utility District
  No. 1; Series 2006 B Refunding Electric RB
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 12/01/23(b)(c)                         --      Aaa       3,000        3,143,670
----------------------------------------------------------------------------------------
  5.00%, 12/01/24(b)(c)                         --      Aaa       2,000        2,086,840
----------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Series 1999 A,
  Special Revenue VRD RB (LOC-U.S. Bank,
  N.A.) 2.52%, 12/01/19(i)(j)(k)                --      Aa1       4,531        4,531,000
----------------------------------------------------------------------------------------
Pierce (County of) White River School
  District No. 416; Series 2000, Unlimited
  Tax GO 5.35%, 12/01/09(b)                     --      Aa1       1,550        1,637,839
----------------------------------------------------------------------------------------
Renton (City of); Series 2006, Limited Tax GO
  (INS-MBIA Insurance Corp.) 5.00%,
  12/01/28(b)(c)                               AAA      Aaa       2,000        2,066,140
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Skagit (County of) Public Hospital District
  No. 001 (Skagit Valley Hospital); Series
  2005 RB 5.38%, 12/01/22(b)                    --     Baa2      $  500     $    498,695
----------------------------------------------------------------------------------------
  Series 2007 RB 5.63%, 12/01/25(b)             --     Baa2       2,000        2,002,360
----------------------------------------------------------------------------------------
Thurston (County of) School District No. 111
  (Olympia); Series 2005 A, Unlimited Tax GO
  (INS-MBIA Insurance Corp.) 5.00%,
  12/01/22(b)(c)                               AAA      Aaa       3,725        3,947,196
----------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Providence Health System
  Project); Series 2001 A, RB (INS-MBIA
  Insurance Corp.) 5.25%, 10/01/21(b)(c)       AAA      Aaa       2,000        2,095,920
========================================================================================
                                                                              24,226,570
========================================================================================

WISCONSIN-1.41%

Adams-Friendship (Cities of) School District;
  Series 1996, Refunding Unlimited Tax GO
  (INS-Ambac Assurance Corp.) 6.50%,
  04/01/15(b)(c)                               AAA      Aaa       1,340        1,599,933
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Kimberly (City of) Area School District;
  Series 2005, Refunding Unlimited Tax GO
  5.00%, 03/01/15(b)(e)(f)                     NRR      Aaa      $2,295     $  2,585,478
----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); Series 1996, RB
  (INS-MBIA Insurance Corp.) 5.75%,
  08/15/16(b)(c)                               AAA      Aaa       1,500        1,518,810
----------------------------------------------------------------------------------------
Wisconsin (State of); Series 2000 C,
  Unlimited Tax GO 5.50%, 05/01/10(b)(e)(f)    NRR      NRR       2,500        2,674,650
========================================================================================
                                                                               8,378,871
========================================================================================
TOTAL INVESTMENTS-99.17% (Cost $555,922,987)                                 587,471,228
========================================================================================
OTHER ASSETS LESS LIABILITIES- 0.83%                                           4,907,830
========================================================================================
NET ASSETS-100.00%                                                          $592,379,058
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Ctfs.   - Certificates
FHA     - Federal Housing Administration
GNMA    - Government National Mortgage Association
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
Jr.     - Junior
NRR     - Not Re-Rated
PCR     - Pollution Control Revenue Bonds
RB      - Revenue Bonds
Sr.     - Senior
Sub.    - Subordinated
TAN     - Tax Anticipation Notes
VRD     - Variable Rate Demand
Wts.    - Warrants

AIM Municipal Bond Fund

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2008 was $569,324,228, which represented 96.11% of the Fund's Net Assets. See
    Note 1A.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(h) Security subject to the alternative minimum tax.
(i) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2008.
(j) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(k) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Municipal Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008
(Unaudited)

ASSETS:

Investments, at value (Cost $555,922,987)      $587,471,228
-----------------------------------------------------------
Cash                                                 12,137
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,478,832
-----------------------------------------------------------
  Fund shares sold                                1,641,964
-----------------------------------------------------------
  Interest                                        7,957,835
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                              115,183
-----------------------------------------------------------
Other assets                                         44,078
===========================================================
Total assets                                    598,721,257
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           4,473,203
-----------------------------------------------------------
  Fund shares reacquired                            919,029
-----------------------------------------------------------
  Dividends                                         512,835
-----------------------------------------------------------
Trustee deferred compensation and retirement
  plans                                             166,721
-----------------------------------------------------------
Accrued distribution fees                           135,677
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,662
-----------------------------------------------------------
Accrued transfer agent fees                          60,045
-----------------------------------------------------------
Accrued operating expenses                           72,027
===========================================================
Total liabilities                                 6,342,199
___________________________________________________________
===========================================================
Net assets applicable to shares outstanding    $592,379,058
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $568,432,862
-----------------------------------------------------------
Undistributed net investment income                  87,555
-----------------------------------------------------------
Undistributed net realized gain (loss)           (7,689,600)
-----------------------------------------------------------
Unrealized appreciation                          31,548,241
===========================================================
                                               $592,379,058
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $407,199,402
___________________________________________________________
===========================================================
Class B                                        $ 28,257,646
___________________________________________________________
===========================================================
Class C                                        $ 19,363,902
___________________________________________________________
===========================================================
Investor Class                                 $137,558,108
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          50,767,022
___________________________________________________________
===========================================================
Class B                                           3,517,036
___________________________________________________________
===========================================================
Class C                                           2,415,779
___________________________________________________________
===========================================================
Investor Class                                   17,136,861
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.02
-----------------------------------------------------------
  Maximum offering price per share
  (Net asset value of $8.02 divided by
    95.25%)                                    $       8.42
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.03
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.02
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       8.03
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Municipal Bond Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2008
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $14,183,001
_________________________________________________________________________
=========================================================================

EXPENSES:

Advisory fees                                                   1,213,592
-------------------------------------------------------------------------
Administrative services fees                                       79,966
-------------------------------------------------------------------------
Custodian fees                                                     11,825
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         478,248
-------------------------------------------------------------------------
  Class B                                                         134,113
-------------------------------------------------------------------------
  Class C                                                          82,653
-------------------------------------------------------------------------
  Investor Class                                                  120,460
-------------------------------------------------------------------------
Transfer agent fees                                               218,489
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          15,629
-------------------------------------------------------------------------
Other                                                             142,994
=========================================================================
    Total expenses                                              2,497,969
=========================================================================
Less: Expenses reimbursed and expense offset arrangement(s)       (10,252)
=========================================================================
    Net expenses                                                2,487,717
=========================================================================
Net investment income                                          11,695,284
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment securities              (323,615)
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                    5,736,255
=========================================================================
Net realized and unrealized gain                                5,412,640
=========================================================================
Net increase in net assets resulting from operations          $17,107,924
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Municipal Bond Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2008 and the year ended July 31, 2007 (Unaudited)

                                                               JANUARY 31,        JULY 31,
                                                                   2008             2007
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $ 11,695,284     $ 22,943,835
--------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         (323,615)         305,729
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)            5,736,255       (3,719,598)
============================================================================================
    Net increase in net assets resulting from operations         17,107,924       19,529,966
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (7,920,184)     (14,894,492)
--------------------------------------------------------------------------------------------
  Class B                                                          (457,404)      (1,222,831)
--------------------------------------------------------------------------------------------
  Class C                                                          (281,317)        (546,275)
--------------------------------------------------------------------------------------------
  Investor Class                                                 (2,955,056)      (6,255,792)
============================================================================================
    Decrease in net assets resulting from distributions         (11,613,961)     (22,919,390)
============================================================================================
Share transactions-net:
  Class A                                                        31,854,128       49,555,066
--------------------------------------------------------------------------------------------
  Class B                                                        (1,162,742)     (11,030,331)
--------------------------------------------------------------------------------------------
  Class C                                                         4,325,798       (2,970,241)
--------------------------------------------------------------------------------------------
  Investor Class                                                 (2,959,299)      (8,090,619)
============================================================================================
    Net increase in net assets resulting from share
     transactions                                                32,057,885       27,463,875
============================================================================================
    Net increase in net assets                                   37,551,848       24,074,451
============================================================================================

NET ASSETS:

  Beginning of period                                           554,827,210      530,752,759
============================================================================================
  End of period (including undistributed net investment
    income of $87,555 and $6,232, respectively)                $592,379,058     $554,827,210
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Municipal Bond Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will

AIM Municipal Bond Fund

     not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

J. LOWER-RATED SECURITIES -- The Fund may invest 20% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
 __________________________________________________________________
===================================================================


    At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $2,870.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of the each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

AIM Municipal Bond Fund


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2008, ADI advised the Fund that ADI retained $12,741 in front-end sales commissions from the sale of Class A shares and $3,114, $3,010 and $747 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $7,382.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2008, the Fund paid legal fees of $1,787 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

    Additionally, the Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which are parties to the credit facility, can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended January 31, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2008                                                    $7,299,203
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO Tax-Free Bond Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization

AIM Municipal Bond Fund

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2008 was $73,372,821 and $61,120,886, respectively. For interim periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $32,869,069
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,387,611)
===============================================================================
Net unrealized appreciation of investment securities               $31,481,458
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $555,989,770.

NOTE 8--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                 YEAR ENDED
                                                                  JANUARY 31, 2008               JULY 31, 2007
                                                              -------------------------    --------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      7,880,218    $62,979,311    12,843,089    $103,312,561
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        829,548      6,693,230       490,591       3,963,338
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        878,173      6,983,849       225,342       1,817,955
---------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 262,703      2,100,990       372,225       2,994,443
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        697,996      5,554,297     1,222,485       9,836,873
---------------------------------------------------------------------------------------------------------------------
  Class B                                                         34,566        275,391        87,611         706,929
---------------------------------------------------------------------------------------------------------------------
  Class C                                                         23,116        183,872        43,027         346,277
---------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 270,785      2,156,571       562,443       4,532,451
=====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        461,086      3,669,461       762,554       6,128,505
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (460,348)    (3,669,461)     (761,056)     (6,128,505)
=====================================================================================================================
Reacquired:
  Class A                                                     (5,066,343)   (40,348,941)   (8,674,246)    (69,722,873)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (560,615)    (4,461,902)   (1,187,478)     (9,572,093)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       (357,106)    (2,841,923)     (637,929)     (5,134,473)
---------------------------------------------------------------------------------------------------------------------
  Investor Class                                                (905,967)    (7,216,860)   (1,940,619)    (15,617,513)
=====================================================================================================================
                                                               3,987,812    $32,057,885     3,408,039    $ 27,463,875
_____________________________________________________________________________________________________________________
=====================================================================================================================

AIM Municipal Bond Fund

NOTE 9--SIGNIFICANT EVENT

    At a meeting held on December 13, 2007, the Board of Trustees of Trust approved certain proposals to be presented for shareholder approval at a special meeting of the shareholders of the Trust intended to be held on February 29, 2008 (the "Special Meeting"). At the Special Meeting, shareholders of record as of the close of business on November 30, 2007, are entitled to vote their respective shares on several proposals that including, among others the following proposal(s).

    New proposed sub-advisory agreement between AIM and each of AIM Funds Management Inc., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisors") (the "New Sub-advisory Arrangements") . This proposal is intended to benefit the Fund and its shareholders by permitting AIM to utilize the additional resources and talent of these affiliated sub-advisors in managing the Fund. Because AIM would pay all of the sub-advisory fees of the sub-advisors, the new sub-advisory arrangements would not affect the fees the Fund pays pursuant to the advisory agreement. If approved by shareholders, the New Sub-advisory Arrangements are expected to become effective on or about May 1, 2008.

    If shareholders of the Fund have not approved all applicable proposals, the meeting will be adjourned. Information about adjourned meetings may be found at www.aiminvestments.com and clicking on "proxy voting" in the top right hand corner. A meeting will not be adjourned past March 28, 2008.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                                    JANUARY 31,          --------------------------------------------------------
                                                        2008               2007        2006        2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   7.94           $   7.99    $   8.16    $   8.01    $   7.96    $   8.06
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.17               0.34        0.35        0.36        0.37        0.37
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                              0.08              (0.05)      (0.16)       0.16        0.04       (0.09)
=================================================================================================================================
    Total from investment operations                      0.25               0.29        0.19        0.52        0.41        0.28
=================================================================================================================================
Less dividends from net investment income                (0.17)             (0.34)      (0.36)      (0.37)      (0.36)      (0.38)
=================================================================================================================================
Net asset value, end of period                        $   8.02           $   7.94    $   7.99    $   8.16    $   8.01    $   7.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                           3.13%              3.62%       2.34%       6.55%       5.19%       3.43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $407,199           $371,585    $324,531    $263,013    $282,430    $328,280
=================================================================================================================================
Ratio of expenses to average net assets:                  0.84%(b)           0.84%       0.86%       0.84%(c)     0.85%(c)     0.82%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  4.18%(b)           4.19%       4.36%       4.46%       4.53%       4.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                  11%                23%         19%          7%         14%         20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $380,518,718.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004 was 0.85% and 0.86%, respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Municipal Bond Fund

                                                                                     CLASS B
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                   JANUARY 31,          ---------------------------------------------------------
                                                       2008              2007       2006       2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  7.95            $  8.00    $  8.17    $  8.02       $  7.98       $  8.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.14               0.28       0.29       0.30          0.31          0.31
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                            0.08              (0.05)     (0.16)      0.16          0.03         (0.08)
=================================================================================================================================
    Total from investment operations                    0.22               0.23       0.13       0.46          0.34          0.23
=================================================================================================================================
Less dividends from net investment income              (0.14)             (0.28)     (0.30)     (0.31)        (0.30)        (0.32)
=================================================================================================================================
Net asset value, end of period                       $  8.03            $  7.95    $  8.00    $  8.17       $  8.02       $  7.98
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                         2.75%              2.85%      1.58%      5.76%         4.28%         2.79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $28,258            $29,224    $40,352    $55,112       $69,956       $97,030
=================================================================================================================================
Ratio of expenses to average net assets                 1.59%(b)           1.59%      1.61%      1.59%(c)      1.60%(c)      1.57%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                3.43%(b)           3.44%      3.61%      3.71%         3.78%         3.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                11%                23%        19%         7%           14%           20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $26,676,755.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004, was 1.60% and 1.61% respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                     CLASS C
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                   JANUARY 31,          ---------------------------------------------------------
                                                       2008              2007       2006       2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  7.94            $  7.98    $  8.16    $  8.00       $  7.96       $  8.06
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.14               0.28       0.29       0.30          0.31          0.31
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                            0.08              (0.04)     (0.17)      0.17          0.03         (0.09)
=================================================================================================================================
    Total from investment operations                    0.22               0.24       0.12       0.47          0.34          0.22
=================================================================================================================================
Less dividends from net investment income              (0.14)             (0.28)     (0.30)     (0.31)        (0.30)        (0.32)
=================================================================================================================================
Net asset value, end of period                       $  8.02            $  7.94    $  7.98    $  8.16       $  8.00       $  7.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                         2.75%              2.98%      1.45%      5.90%         4.29%         2.67%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $19,364            $14,853    $17,887    $19,084       $21,391       $25,425
=================================================================================================================================
Ratio of expenses to average net assets                 1.59%(b)           1.59%      1.61%      1.59%(c)      1.60%(c)      1.57%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                3.43%(b)           3.44%      3.61%      3.71%         3.78%         3.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                11%                23%        19%         7%           14%           20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $16,440,854.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004, was 1.60% and 1.61% respectively.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Municipal Bond Fund

                                                                                    INVESTOR CLASS
                                                       ------------------------------------------------------------------------
                                                                                                                  SEPTEMBER 30,
                                                                                                                      2003
                                                       SIX MONTHS ENDED          YEAR ENDED JULY 31,              (COMMENCEMENT
                                                         JANUARY 31,       --------------------------------         DATE) TO
                                                             2008            2007        2006        2005         JULY 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   7.95        $   7.99    $   8.17    $   8.02         $   8.16
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.17            0.35        0.36        0.37             0.32
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.08           (0.04)      (0.17)       0.16            (0.16)
===============================================================================================================================
    Total from investment operations                           0.25            0.31        0.19        0.53             0.16
===============================================================================================================================
Less dividends from net investment income                     (0.17)          (0.35)      (0.37)      (0.38)           (0.30)
===============================================================================================================================
Net asset value, end of period                             $   8.03        $   7.95    $   7.99    $   8.17         $   8.02
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                3.19%           3.88%       2.35%       6.70%            2.03%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $137,558        $139,164    $147,982    $160,879         $167,571
===============================================================================================================================
Ratio of expenses to average net assets                        0.77%(b)        0.71%       0.72%       0.74%(c)         0.65%(c)(d)
===============================================================================================================================
Ratio of net investment income to average net assets           4.25%(b)        4.32%       4.50%       4.56%            4.73%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                       11%             23%         19%          7%              14%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $137,504,350.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the year ended July 31, 2005 and for the period September 30, 2003 (commencement date) to July 31, 2004 was 0.75% and 0.72% (annualized), respectively.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


    On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

AIM Municipal Bond Fund

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Municipal Bond Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                            EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
                           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
        CLASS               (08/01/07)        (01/31/08)(1)       PERIOD(2)        (01/31/08)         PERIOD(2)         RATIO
          A                  $1,000.00          $1,031.30          $ 4.29           $1,020.91           $4.27            0.84%
          B                   1,000.00           1,027.50            8.10            1,017.14            8.06            1.59
          C                   1,000.00           1,027.50            8.10            1,017.14            8.06            1.59
      Investor                1,000.00           1,031.90            3.93            1,021.27            3.91            0.77

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

               [EDELIVERY                  Fund holdings and proxy voting information
              GO PAPERLESS
      AIMINVESTMENTS.COM/EDELIVERY         The Fund provides a complete list of its
                GRAPHIC]                   holdings four times in each fiscal year,
                                           at the quarter-ends. For the second and
                                           fourth quarters, the lists appear in the
REGISTER FOR EDELIVERY                     Fund's semiannual and annual reports to
                                           shareholders. For the first and third
eDelivery is the process of receiving      quarters, the Fund files the lists with
your fund and account information via      the Securities and Exchange Commission
e-mail. Once your quarterly statements,    (SEC) on Form N-Q. The most recent list of
tax forms, fund reports, and               portfolio holdings is available at
prospectuses are available, we will send   AIMinvestments.com. From our home page,
you an e-mail notification containing      click on Products & Performance, then
links to these documents. For security     Mutual Funds, then Fund Overview. Select
purposes, you will need to log in to       your Fund from the drop-down menu and
your account to view your statements and   click on Complete Quarterly Holdings.
tax forms.                                 Shareholders can also look up the Fund's
                                           Forms N-Q on the SEC Web site at sec.gov.
WHY SIGN UP?                               Copies of the Fund's Forms N-Q may be
                                           reviewed and copied at the SEC Public
Register for eDelivery to:                 Reference Room in Washington, D.C. You can
                                           obtain information on the operation of the
-    save your Fund the cost of printing   Public Reference Room, including
     and postage.                          information about duplicating fee charges,
                                           by calling 202-942-8090 or 800-732-0330,
-    reduce the amount of paper you        or by electronic request at the following
     receive.                              e-mail address: publicinfo@sec.gov. The
                                           SEC file numbers for the Fund are
-    gain access to your documents         811-05686 and 033-39519.
     faster by not waiting for the mail.
                                           A description of the policies and
-    view your documents online anytime    procedures that the Fund uses to determine
     at your convenience.                  how to vote proxies relating to portfolio
                                           securities is available without charge,
-    save the documents to your personal   upon request, from our Client Services
     computer or print them out for your   department at 800-959-4246 or on the AIM
     records.                              Web site, AIMinvestments.com. On the home
                                           page, scroll down and click on Proxy
HOW DO I SIGN UP?                          Policy. The information is also available
                                           on the SEC Web site, sec.gov.
It's easy. Just follow these simple steps:
                                           Information regarding how the Fund voted
1.   Log in to your account.               proxies related to its portfolio
                                           securities during the 12 months ended June
2.   Click on the "Service Center" tab.    30, 2007, is available at our Web site. Go
                                           to AIMinvestments.com, access the About Us
3.   Select "Register for eDelivery" and   tab, click on Required Notices and then
     complete the consent process.         click on Proxy Voting Activity. Next,
                                           select the Fund from the drop-down menu.
This AIM service is provided by AIM        The information is also available on the
Investment Services, Inc.                  SEC Web site, sec.gov.

                                           MBD-SAR-1    A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

SECTOR EQUITY

                                                            AIM Real Estate Fund

Real Estate

                            Semiannual Report to Shareholders - January 31, 2008

Table of Contents

Fund Performance ................    2
Letter to Shareholders ..........    4
Schedule of Investments .........    5
Financial Statements ............    8
Notes to Financial Statements ...   11
Financial Highlights ............   17
Fund Expenses ...................   22

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                            are from A I M Management Group Inc.

                                              If used after April 20, 2008, this
                                                 report must be accompanied by a
                                                        Fund fact sheet or by an
                                                AIM Quarterly Performance Review
                                                for the most recent quarter-end.

                     ===========================================================
                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
                     ===========================================================

[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM Real Estate Fund

Fund performance

================================================================================

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 7/31/07-1/31/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges or front-end sale charges, which would have reduced performance.

Class A Shares                                                    -3.76%
Class B Shares                                                    -4.12
Class C Shares                                                    -4.11
Class R Shares                                                    -3.88
Investor Class Shares                                             -3.73
S&P 500 Index(triangle) (Broad Market Index)                      -4.32
FTSE NAREIT Equity REITs Index(triangle) (Style-Specific Index)   -3.83
Lipper Real Estate Funds Index(triangle) (Peer Group Index)       -4.74

SOURCE: (TRIANGLE)LIPPER INC.

The S&P 500--REGISTERED TRADEMARK-- Index Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

     The FTSE NAREIT EQUITY REITS INDEX is a market-cap weighted index of all equity REITs traded on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange. FTSE --TRADEMARK-- is a trade mark of London Stock Exchange PLC and The Financial Times Limited, NAREIT --REGISTERED TRADEMARK-- is a trademark of the National Association of Real Estate Investment Trusts --REGISTERED TRADEMARK-- ("NAREIT"), and both are used by FTSE under license. The FTSE NAREIT Equity REITs Index is calculated by FTSE. All rights in the Indexes vest in FTSE and NAREIT. Neither FTSE nor NAREIT accept any liability for any errors or omissions in the FTSE Indexes or underlying data.

     The LIPPER REAL ESTATE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Real Estate Funds category. These funds primarily invest their equity portfolio in securities of domestic and foreign companies engaged in the real estate industry.

     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

================================================================================

=====================================   ========================================

AVERAGE ANNUAL TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/08, including maximum        As of 12/31/07, the most recent
applicable sales charges                quarter-end, including maximum
                                        applicable sales charges

CLASS A SHARES                          CLASS A SHARES
Inception (12/31/96)            11.37%  Inception (12/31/96)               11.48%
  10 Years                      10.77     10 Years                         10.68
   5 Years                      19.25      5 Years                         18.81
   1 Year                      -25.83      1 Year                         -19.65

CLASS B SHARES                          CLASS B SHARES
Inception (3/3/98)              11.06%  Inception (3/3/98)                 11.18%
   5 Years                      19.57      5 Years                         19.14
   1 Year                      -25.24      1 Year                         -19.00

CLASS C SHARES                          CLASS C SHARES
Inception (5/1/95)              13.10%  Inception (5/1/95)                 13.22%
  10 Years                      10.62     10 Years                         10.53
   5 Years                      19.76      5 Years                         19.33
   1 Year                      -22.73      1 Year                         -16.27

CLASS R SHARES                          CLASS R SHARES
  10 Years                      11.21%    10 Years                         11.12%
   5 Years                      20.38      5 Years                         19.95
   1 Year                      -21.70      1 Year                         -15.16

INVESTOR CLASS SHARES                   INVESTOR CLASS SHARES
  10 Years                      11.42%    10 Years                         11.33%
   5 Years                      20.65      5 Years                         20.21
   1 Year                      -21.50      1 Year                         -14.94
=====================================   ========================================

AIM Real Estate Fund

Class R shares' inception date is April   on expenses incurred during the period
30, 2004. Returns since that date are     covered by this report.
historical returns. All other returns
are blended returns of historical Class        Class A share performance
R share performance and restated Class A  reflects the maximum 5.50% sales
share performance (for periods prior to   charge, and Class B and Class C share
the inception date of Class R shares) at  performance reflects the applicable net asset value, adjusted to reflect the  contingent deferred sales charge
higher Rule 12b-1 fees applicable to      (CDSC) for the period involved. The
Class R shares. Class A shares'           CDSC on Class B shares declines from
inception date is December 31, 1996.      5% beginning at the time of purchase
                                          to 0% at the beginning of the seventh
     Investor Class shares' inception     year. The CDSC on Class C shares is 1%
date is September 30, 2003. Returns       for the first year after purchase.
since that date are historical returns.   Class R shares do not have a front-end
All other returns are blended returns of  sales charge; returns shown are at net
historical Investor Class share           asset value and do not reflect a 0.75%
performance and restated Class A share    CDSC that may be imposed on a total
performance (for periods prior to the     redemption of retirement plan assets
inception date of Investor Class shares)  within the first year. Investor Class
at net asset value, which restated        shares do not have a front-end sales
performance will reflect the Rule 12b-1   charge or a CDSC; therefore,
fees applicable to Class A shares for     performance is at net asset value.
the period using blended returns. Class
A shares' inception date is December 31,       The performance of the Fund's share
1996.                                     classes will differ primarily due to
                                          different sales charge structures and
                                          class expenses.
     The performance data quoted
represent past performance and cannot          Had the advisor not waived fees
guarantee comparable future results;      and/or reimbursed expenses in the
current performance may be lower or       past, performance would have been
higher. Please visit AIMinvestments.com   lower.
for the most recent month-end
performance. Performance figures reflect
reinvested distributions, changes in net
asset value and the effect of the
maximum sales charge unless otherwise
stated. Performance figures do not
reflect deduction of taxes a shareholder
would pay on Fund distributions or sale
of Fund shares. Investment return and
principal value will fluctuate so that
you may have a gain or loss when you
sell shares.

     The total annual Fund operating
expense ratio set forth in the most
recent Fund prospectus as of the date of this report for Class A, Class B, Class
C, Class R and Investor Class shares was
1.27%, 2.02%, 2.02%, 1.52% and 1.27%,
respectively. The expense ratios
presented above may vary from the
expense ratios presented in other
sections of this report that are based

AIM Real Estate Fund

                    Dear Fellow AIM Fund Shareholders:

                    The lines of communication are open: More than 250 of you
                    have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50
                    shareholders have contacted me directly by e-mail. When I
                    could respond quickly and easily to a shareholder's specific
[CROCKETT           concern I did, but the messages for the most part raised
  PHOTO]            consistent issues that I respond to here.

                         I have received many suggestions, a few complaints, and
                    one offer to buy a gold mine! In general, your letters
                    expressed an appreciation for transparency, frankness and
                    the opportunity to comment. Nevertheless, several
                    shareholders found room for improvement in communications.
                    Some would like more concise letters while others would
                    prefer reports to be more customized for their particular
                    information needs. With these reports going to tens of
                    thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to
Bruce L. Crockett   change or further customize letters and reports is also
                    affected by technology, timeliness and cost.

                         Online survey responders preferred electronic
                    communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

                         The correspondence shows that improving fund
                    performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold.
                    Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry Regulatory
                    Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with AIM Investments to make improved performance a top priority for all fund managers.

                         Expense levels came up as another dominant issue, and
                    no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind.
                    While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

                         The value of communication between the Board and
                    shareholders has been noted within and beyond the AIM community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important.
                    Morningstar--registered trademark--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where AIM was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

                         In other news, Ruth Quigley retired from your Board at
                    the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation
                    Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema
                    Mathi-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

                         Your Board looks forward to another year of diligent
                    effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board of Trustees
                    March 18, 2008

AIM Real Estate Fund

PORTFOLIO COMPOSITION

By property type, based on Net Assets
as of January 31, 2008


---------------------------------------------------------
Apartments                                        16.2%
---------------------------------------------------------
Regional Malls                                    15.5
---------------------------------------------------------
Office Properties                                 14.7
---------------------------------------------------------
Shopping Centers                                  12.1
---------------------------------------------------------
Healthcare                                        11.0
---------------------------------------------------------
Diversified                                        7.3
---------------------------------------------------------
Lodging-Resorts                                    6.7
---------------------------------------------------------
Industrial Properties                              5.5
---------------------------------------------------------
Self Storage Facilities                            4.7
---------------------------------------------------------
Specialty Properties                               2.1
---------------------------------------------------------
Industrial/Office Mixed                            0.9
---------------------------------------------------------
Mortgage Backed Securities                         0.3
---------------------------------------------------------
Freestanding                                       0.1
---------------------------------------------------------
Residential Developers                             0.1
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      2.8
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS(a)

January 31, 2008
(Unaudited)

                                                 SHARES          VALUE
---------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-92.39%

APARTMENTS-16.00%

AvalonBay Communities, Inc.                        261,100   $   24,530,345
---------------------------------------------------------------------------
Boardwalk Real Estate Investment Trust
  (Canada)                                         143,600        5,684,226
---------------------------------------------------------------------------
BRE Properties, Inc.                               514,400       22,422,696
---------------------------------------------------------------------------
Camden Property Trust                              705,300       34,806,555
---------------------------------------------------------------------------
Equity Residential                               1,253,800       46,904,658
---------------------------------------------------------------------------
Essex Property Trust, Inc.                         442,900       45,888,869
---------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.            167,100        7,654,851
---------------------------------------------------------------------------
Unite Group PLC (United Kingdom)(b)                111,699          739,538
===========================================================================
                                                                188,631,738
===========================================================================

DIVERSIFIED-7.02%

British Land Co. PLC (United Kingdom)               94,500        1,898,019
---------------------------------------------------------------------------
China Resources Land Ltd. (Hong Kong)(b)           112,000          195,671
---------------------------------------------------------------------------
Kerry Properties Ltd. (Hong Kong)(b)                47,500          319,865
---------------------------------------------------------------------------
Land Securities Group PLC (United Kingdom)(b)      104,391        3,335,257
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------
DIVERSIFIED-(CONTINUED)

Unibail-Rodamco (France)(b)                         10,200   $    2,419,482
---------------------------------------------------------------------------
Vornado Realty Trust                               638,500       57,720,400
---------------------------------------------------------------------------
Washington Real Estate Investment Trust(c)         537,000       16,894,020
===========================================================================
                                                                 82,782,714
===========================================================================

FREESTANDING-0.09%

Shaftesbury PLC (United Kingdom)                   103,794        1,087,753
===========================================================================

HEALTHCARE-10.99%

HCP, Inc.                                        1,611,400       49,002,674
---------------------------------------------------------------------------
Health Care REIT, Inc.(c)                          456,300       19,570,707
---------------------------------------------------------------------------
Nationwide Health Properties, Inc.                 189,500        5,980,620
---------------------------------------------------------------------------
Ventas, Inc.                                     1,245,400       55,046,680
===========================================================================
                                                                129,600,681
===========================================================================

INDUSTRIAL PROPERTIES-5.33%

Big Yellow Group PLC (United Kingdom)              131,758        1,084,738
---------------------------------------------------------------------------
ProLogis                                         1,040,170       61,734,089
===========================================================================
                                                                 62,818,827
===========================================================================

AIM Real Estate Fund

                                                 SHARES          VALUE
---------------------------------------------------------------------------

LODGING-RESORTS-5.76%

Host Hotels & Resorts Inc.                       3,023,997   $   50,621,710
---------------------------------------------------------------------------
Regal Real Estate Investment Trust (Hong
  Kong)(b)                                       1,855,100          500,440
---------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.          372,100       16,837,525
===========================================================================
                                                                 67,959,675
===========================================================================

OFFICE PROPERTIES-14.32%

Alexandria Real Estate Equities, Inc.(c)           303,000       29,763,690
---------------------------------------------------------------------------
Boston Properties, Inc.                            120,700       11,094,744
---------------------------------------------------------------------------
Brandywine Realty Trust                          1,142,557       21,537,199
---------------------------------------------------------------------------
China Overseas Land & Investment Ltd.
  (Hong Kong)                                      148,000          249,784
---------------------------------------------------------------------------
China Overseas Land & Investment Ltd. Wts.,
  expiring 08/27/08 (Hong Kong)(d)                  33,166           10,166
---------------------------------------------------------------------------
Derwent London PLC (United Kingdom)                147,774        4,014,174
---------------------------------------------------------------------------
Douglas Emmett, Inc.                             1,187,400       27,132,090
---------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd. (Japan)(b)               46,000        1,223,673
---------------------------------------------------------------------------
Norwegian Property A.S.A. (Norway)(b)              129,400        1,304,187
---------------------------------------------------------------------------
SL Green Realty Corp.                              760,500       70,582,005
---------------------------------------------------------------------------
Valad Property Group (Australia)(b)              1,111,400        1,072,202
---------------------------------------------------------------------------
Workspace Group PLC (United Kingdom)(b)            162,654          914,382
===========================================================================
                                                                168,898,296
===========================================================================

REGIONAL MALLS-15.29%

CBL & Associates Properties, Inc.                  843,500       22,420,230
---------------------------------------------------------------------------
General Growth Properties, Inc.                  1,034,200       37,768,984
---------------------------------------------------------------------------
Macerich Co. (The)                                 362,800       24,804,636
---------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust
  (Canada)                                          74,600        1,201,237
---------------------------------------------------------------------------
Simon Property Group, Inc.                       1,052,900       94,108,202
===========================================================================
                                                                180,303,289
===========================================================================

RESIDENTIAL DEVELOPERS-0.07%

CapitaLand Ltd. (Singapore)(b)                      85,000          357,417
---------------------------------------------------------------------------
Zhong An Real Estate Ltd. (China)(b)(d)            851,500          426,475
===========================================================================
                                                                    783,892
===========================================================================

SELF STORAGE FACILITIES-3.92%

Public Storage                                     591,000       46,245,750
===========================================================================

SHOPPING CENTERS-11.80%

Citycon Oyj (Finland)(b)(c)                        249,427        1,380,051
---------------------------------------------------------------------------
Developers Diversified Realty Corp.              1,156,700       47,598,205
---------------------------------------------------------------------------
Federal Realty Investment Trust                    604,600       44,619,480
---------------------------------------------------------------------------
Kimco Realty Corp.(c)                            1,271,100       45,518,091
===========================================================================
                                                                139,115,827
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

SPECIALTY PROPERTIES-1.80%

Digital Realty Trust, Inc.                         592,100   $   21,155,733
===========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $898,332,931)                                     1,089,384,175
===========================================================================

PREFERRED STOCKS-4.73%

APARTMENTS-0.16%

BRE Properties, Inc., Series C, 6.75% Pfd.(c)       45,400          976,100
---------------------------------------------------------------------------
Equity Residential, Series N, 6.48% Pfd.            39,100          877,795
===========================================================================
                                                                  1,853,895
===========================================================================

DIVERSIFIED-0.27%

iStar Financial Inc., Series E, 7.88% Pfd.(c)       31,000          601,400
---------------------------------------------------------------------------
Lexington Realty Trust, Series D, 7.55% Pfd.        99,200        1,795,520
---------------------------------------------------------------------------
Vornado Realty Trust, Series E, 7.00% Pfd.          35,800          841,300
===========================================================================
                                                                  3,238,220
===========================================================================

INDUSTRIAL PROPERTIES-0.19%

First Industrial Realty Trust, Inc., Series
  J, 7.25% Pfd.(c)                                 103,300        2,318,052
===========================================================================

INDUSTRIAL/OFFICE MIXED-0.90%

Duke Realty Corp.,
  Series J, 6.63% Pfd.                             102,200        2,267,818
---------------------------------------------------------------------------
  Series K, 6.50% Pfd.                              77,400        1,695,060
---------------------------------------------------------------------------
  Series M, 6.95% Pfd.(c)                           10,000          237,000
---------------------------------------------------------------------------
  Series N, 7.25% Pfd.                             195,100        4,740,930
---------------------------------------------------------------------------
PS Business Parks, Inc., Series P, 6.70% Pfd.       81,900        1,691,235
===========================================================================
                                                                 10,632,043
===========================================================================

LODGING-RESORTS-0.89%

Ashford Hospitality Trust, Inc., Series D,
  8.45% Pfd.                                        95,900        1,831,690
---------------------------------------------------------------------------
Hersha Hospitality Trust, Series A, 8.00%
  Pfd.                                              32,600          749,800
---------------------------------------------------------------------------
LaSalle Hotel Properties,
  Series D, 7.50% Pfd.(c)                           88,800        1,820,400
---------------------------------------------------------------------------
  Series E, 8.00% Pfd.                              91,500        2,058,750
---------------------------------------------------------------------------
  Series G, 7.25% Pfd.                              65,900        1,334,475
---------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc., Series C,
  8.25% Pfd.                                        78,200        1,642,200
---------------------------------------------------------------------------
Sunstone Hotel Investors, Inc., Series A,
  8.00% Pfd.                                        51,700        1,120,856
===========================================================================
                                                                 10,558,171
===========================================================================

MORTGAGE BACKED SECURITIES-0.28%

Gramercy Capital Corp., Series A, 8.13%
  Pfd.(c)                                          156,800        3,300,640
===========================================================================

AIM Real Estate Fund

                                                 SHARES          VALUE
---------------------------------------------------------------------------

OFFICE PROPERTIES-0.48%

BioMed Realty Trust, Inc., Series A, 7.38%
  Pfd.                                             154,200   $    3,361,560
---------------------------------------------------------------------------
Corporate Office Properties Trust, Series G,
  8.00% Pfd.                                        48,700        1,169,287
---------------------------------------------------------------------------
HRPT Properties Trust, Series D, 6.50% Pfd.         56,900        1,107,274
===========================================================================
                                                                  5,638,121
===========================================================================

REGIONAL MALLS-0.19%

Realty Income Corp., Series E, 6.75% Pfd.(c)       102,000        2,208,300
===========================================================================

SELF STORAGE FACILITIES-0.78%

Public Storage, Inc.,
  Series C, 6.60% Pfd.                              40,800          929,424
---------------------------------------------------------------------------
  Series K, 7.25% Pfd.(c)                           68,700        1,687,959
---------------------------------------------------------------------------
  Series L, 6.75% Pfd.                              99,100        2,298,129
---------------------------------------------------------------------------
  Series M, 6.63% Pfd.                             185,300        4,215,575
===========================================================================
                                                                  9,131,087
===========================================================================

SHOPPING CENTERS-0.31%

Developers Diversified Realty Corp., 7.38%
  Pfd.(c)                                           19,500          452,010
---------------------------------------------------------------------------
Kimco Realty Corp., Series G, 7.75% Pfd.           129,400        3,215,590
===========================================================================
                                                                  3,667,600
===========================================================================

SPECIALTY PROPERTIES-0.28%

Entertainment Properties Trust,
  Series C, 5.75%. Pfd.                            139,400        2,753,150
---------------------------------------------------------------------------
  Series D, 7.38% Pfd.                              27,400          520,600
===========================================================================
                                                                  3,273,750
===========================================================================
    Total Preferred Stocks (Cost $61,596,025)                    55,819,879
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE

ASSET-BACKED SECURITIES-0.14%

MORTGAGE BACKED SECURITIES-0.14%

Morgan Stanley Capital I Inc., Series
  2006-IQ11, Class B, Pass Through Ctfs.,
  5.78%, 10/15/42 (Cost $1,859,031)(e)(f)      $ 1,900,000   $    1,656,342
===========================================================================

                                                 SHARES

MONEY MARKET FUNDS-2.46%

Liquid Assets Portfolio-Institutional
  Class(g)                                      14,486,483       14,486,483
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)        14,486,483       14,486,483
===========================================================================
    Total Money Market Funds (Cost
      $28,972,966)                                               28,972,966
===========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.72% (Cost
  $990,760,953)                                               1,175,833,362
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-1.53%

Liquid Assets Portfolio-Institutional Class
  (Cost $18,071,873)(g)(h)                      18,071,873       18,071,873
===========================================================================
TOTAL INVESTMENTS-101.25% (Cost
  $1,008,832,826)                                             1,193,905,235
---------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(1.25)%                           (14,786,665)
---------------------------------------------------------------------------
NET ASSETS-100.00%                                           $1,179,118,570
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

Conv.  - Convertible
Ctfs.  - Certificates
Pfd.   - Preferred
REIT   - Real Estate Investment Trust
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE NAREIT U.S. Equity Real Estate Index.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $14,188,640, which represented 1.20% of the Fund's Net Assets. See Note 1A.
(c) All or a portion of this security was out on loan at January 31, 2008.
(d) Non-income producing security.
(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at January 31, 2008 represented 0.14% of the Fund's Net Assets. See Note 1A.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2008.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

AIM Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008
(Unaudited)

ASSETS:

Investments, at value (Cost $961,787,987)*    $1,146,860,396
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $47,044,839)                              47,044,839
============================================================
    Total investments (Cost $1,008,832,826)    1,193,905,235
============================================================
Foreign currencies, at value (Cost $5)                     6
------------------------------------------------------------
Receivables for:
  Investments sold                                11,653,728
------------------------------------------------------------
  Fund shares sold                                 2,190,037
------------------------------------------------------------
  Dividends and Interest                           1,067,258
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                53,840
------------------------------------------------------------
Other assets                                          50,898
============================================================
    Total assets                               1,208,921,002
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            4,788,843
------------------------------------------------------------
  Fund shares reacquired                           5,323,535
------------------------------------------------------------
  Amount due custodian                                24,357
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        18,071,873
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 133,882
------------------------------------------------------------
Accrued distribution fees                            364,832
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,141
------------------------------------------------------------
Accrued transfer agent fees                          945,117
------------------------------------------------------------
Accrued operating expenses                           146,852
============================================================
    Total liabilities                             29,802,432
============================================================
Net assets applicable to shares outstanding   $1,179,118,570
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  998,750,716
------------------------------------------------------------
Undistributed net investment income               (1,427,549)
------------------------------------------------------------
Undistributed net realized gain (loss)            (3,285,555)
------------------------------------------------------------
Unrealized appreciation                          185,080,958
============================================================
                                              $1,179,118,570
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  793,447,165
____________________________________________________________
============================================================
Class B                                       $  110,568,607
____________________________________________________________
============================================================
Class C                                       $  111,604,405
____________________________________________________________
============================================================
Class R                                       $   41,046,877
____________________________________________________________
============================================================
Investor Class                                $   32,253,179
____________________________________________________________
============================================================
Institutional Class                           $   90,198,337
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           34,823,628
____________________________________________________________
============================================================
Class B                                            4,830,195
____________________________________________________________
============================================================
Class C                                            4,889,773
____________________________________________________________
============================================================
Class R                                            1,800,211
____________________________________________________________
============================================================
Investor Class                                     1,417,182
____________________________________________________________
============================================================
Institutional Class                                3,958,339
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        22.78
------------------------------------------------------------
  Maximum offering price per share
    (Net asset value of $22.78 divided by
      94.50%)                                 $        24.11
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        22.89
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        22.82
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        22.80
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        22.76
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        22.79
____________________________________________________________
============================================================

* At January 31, 2008, securities with an aggregate value of $17,807,199 were on loan to brokers.

AIM Real Estate Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2008
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $  18,975,769
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $36,768)                             887,718
---------------------------------------------------------------------------
Interest                                                             36,484
===========================================================================
    Total investment income                                      19,899,971
===========================================================================

EXPENSES:

Advisory fees                                                     5,043,633
---------------------------------------------------------------------------
Administrative services fees                                        183,442
---------------------------------------------------------------------------
Custodian fees                                                       24,302
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         1,169,817
---------------------------------------------------------------------------
  Class B                                                           711,988
---------------------------------------------------------------------------
  Class C                                                           690,819
---------------------------------------------------------------------------
  Class R                                                            98,301
---------------------------------------------------------------------------
Investor Class                                                       46,788
---------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                    1,564,019
---------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  5,486
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            28,706
---------------------------------------------------------------------------
Other                                                               219,751
===========================================================================
    Total expenses                                                9,787,052
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                    (59,252)
===========================================================================
    Net expenses                                                  9,727,800
===========================================================================
Net investment income                                            10,172,171
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                          53,694,688
---------------------------------------------------------------------------
  Foreign currencies                                               (132,427)
===========================================================================
                                                                 53,562,261
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (108,337,751)
---------------------------------------------------------------------------
  Foreign currencies                                                 46,818
===========================================================================
                                                               (108,290,933)
===========================================================================
Net realized and unrealized gain (loss)                         (54,728,672)
===========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $ (44,556,501)
___________________________________________________________________________
===========================================================================

AIM Real Estate Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2008 and the year ended July 31, 2007 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2008              2007
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   10,172,171    $   17,015,817
----------------------------------------------------------------------------------------------
  Net realized gain                                               53,562,261       260,198,182
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)          (108,290,933)     (231,149,460)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (44,556,501)       46,064,539
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (12,051,595)      (18,078,327)
----------------------------------------------------------------------------------------------
  Class B                                                         (1,301,444)       (1,521,065)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,262,647)       (1,358,679)
----------------------------------------------------------------------------------------------
  Class R                                                           (453,630)         (322,349)
----------------------------------------------------------------------------------------------
  Investor Class                                                    (481,284)         (737,093)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (1,283,968)         (750,434)
==============================================================================================
    Total distributions from net investment income               (16,834,568)      (22,767,947)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (156,979,637)     (133,669,265)
----------------------------------------------------------------------------------------------
  Class B                                                        (23,334,366)      (24,393,249)
----------------------------------------------------------------------------------------------
  Class C                                                        (22,987,023)      (21,790,199)
----------------------------------------------------------------------------------------------
  Class R                                                         (7,153,519)       (2,305,081)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (6,381,407)       (5,411,635)
----------------------------------------------------------------------------------------------
  Institutional Class                                            (15,184,117)       (3,320,408)
==============================================================================================
    Total distributions from net realized gains                 (232,020,069)     (190,889,837)
==============================================================================================
    Decrease in net assets resulting from distributions         (248,854,637)     (213,657,784)
==============================================================================================
Share transactions-net:
  Class A                                                         (2,851,741)       17,633,961
----------------------------------------------------------------------------------------------
  Class B                                                        (21,407,403)      (51,373,628)
----------------------------------------------------------------------------------------------
  Class C                                                        (10,561,962)      (31,625,946)
----------------------------------------------------------------------------------------------
  Class R                                                         14,829,238        25,115,354
----------------------------------------------------------------------------------------------
  Investor Class                                                    (184,982)        1,911,079
----------------------------------------------------------------------------------------------
  Institutional Class                                             43,528,646        52,602,603
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                 23,351,796        14,263,423
==============================================================================================
    Net increase (decrease) in net assets                       (270,059,342)     (153,329,822)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,449,177,912     1,602,507,734
==============================================================================================
  End of period (including undistributed net investment
    income of $(1,427,549) and $5,234,848, respectively)      $1,179,118,570    $1,449,177,912
______________________________________________________________________________________________
==============================================================================================

AIM Real Estate Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is high total return through growth of capital and current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Real Estate Fund


       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and

AIM Real Estate Fund

     losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. RISKS INVOLVED IN INVESTING IN THE FUND -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the following annual rate of the Fund's average daily net assets:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
 __________________________________________________________________
===================================================================


    Under the terms of a master sub-advisory agreement between AIM and Invesco Institutional (N.A.), Inc. ("Invesco Real Estate"), AIM pays Invesco Real Estate 40% of the amount of AIM's compensation on the sub advised assets.

    AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

    For the six months ended January 31, 2008, AIM waived advisory fees of $23,110.

    At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $6,928.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated

AIM Real Estate Fund

share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2008, ADI advised the Fund that ADI retained $14,699 in front-end sales commissions from the sale of Class A shares and $93, $94,491, $5,266 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/07          AT COST          FROM SALES         01/31/08        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $2,555,789       $115,992,629      $(104,061,935)     $14,486,483     $425,936
-------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class            2,555,789        115,992,629       (104,061,935)      14,486,483      425,014
=================================================================================================
  Subtotal        $5,111,578       $231,985,258      $(208,123,870)     $28,972,966     $850,950
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/07          AT COST          FROM SALES         01/31/08        INCOME*
-------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $201,225,676      $101,891,144      $(285,044,947)     $18,071,873     $ 36,768
=================================================================================================
  Total
    Investments
    in
    Affiliates   $206,337,254      $333,876,402      $(493,168,817)     $47,044,839     $887,718
_________________________________________________________________________________________________
=================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $29,214.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2008, the Fund paid legal fees of $2,945 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM Real Estate Fund

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

    Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended January 31, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At January 31, 2008, securities with an aggregate value of $17,807,199 were on loan to brokers. The loans were secured by cash collateral of $18,071,873 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended January 31, 2008, the Fund received dividends on cash collateral investments of $36,768 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of July 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2008 was $261,940,499 and $464,992,785, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $238,360,379
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (58,079,141)
==============================================================================
Net unrealized appreciation of investment securities             $180,281,238
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,013,623,997.

AIM Real Estate Fund

NOTE 10--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              Changes in Shares Outstanding
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   Year ended
                                                                  JANUARY 31, 2008(a)                July 31, 2007
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       4,708,754    $ 130,337,751     13,099,705    $ 456,038,668
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          74,004        2,112,453        221,795        7,751,450
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         193,431        5,247,696        517,371       18,077,012
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         590,954       16,289,417      1,123,489       38,679,112
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  120,237        3,226,818        561,928       19,632,250
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,292,145       35,587,217      1,658,911       57,141,205
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       7,065,358      164,027,321      4,379,165      146,929,893
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         974,180       22,683,874        709,132       23,892,618
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         957,103       22,210,825        634,225       21,317,603
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         328,022        7,603,667         78,171        2,624,003
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  286,611        6,643,019        176,877        5,929,386
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             708,661       16,449,422        121,248        4,060,199
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         246,541        6,884,655        497,636       16,911,565
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (245,527)      (6,884,655)      (495,885)     (16,911,565)
==========================================================================================================================
Reacquired:
  Class A                                                     (10,912,264)    (304,101,468)   (17,753,947)    (602,246,165)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,410,278)     (39,319,075)    (1,941,964)     (66,106,131)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,370,984)     (38,020,483)    (2,079,673)     (71,020,561)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (327,443)      (9,063,846)      (478,228)     (16,187,761)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 (368,281)     (10,054,819)      (699,097)     (23,650,557)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (313,458)      (8,507,993)      (261,006)      (8,598,801)
==========================================================================================================================
                                                                2,597,766    $  23,351,796         69,853    $  14,263,423
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 5% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

AIM Real Estate Fund

NOTE 11--SIGNIFICANT EVENT

At a meeting held on December 13, 2007, the Board of Trustees of Trust approved certain proposals to be presented for shareholder approval at a special meeting of the shareholders of the Trust intended to be held on February 29, 2008 (the "Special Meeting"). At the Special Meeting, shareholders of record as of the close of business on November 30, 2007, are entitled to vote their respective shares on several proposals that including, among others the following proposal(s).

  New proposed sub-advisory agreements between AIM and each of AIM Funds Management Inc., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisors") (the "New Sub-advisory Arrangements"). This proposal is intended to benefit the Fund and its shareholders by permitting AIM to utilize the additional resources and talent of these affiliated sub-advisors in managing the Fund. Because AIM would pay all of the sub-advisory fees of the sub-advisors, the new sub-advisory arrangements would not affect the fees the Fund pays pursuant to the advisory agreement. If approved by shareholders, the New Sub-advisory Arrangements are expected to become effective on or about May 1, 2008.

  If shareholders of the Fund have not approved all applicable proposals, the meeting will be adjourned. Information about adjourned meetings may be found at www.aiminvestments.com and clicking on "proxy voting" in the top right hand corner. A meeting will not be adjourned past March 28, 2008.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                                  JANUARY 31,          ----------------------------------------------------------
                                                      2008               2007         2006         2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  29.49           $  32.65    $    29.14    $  21.41    $  17.50    $  15.25
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.23(a)            0.38(a)       0.30(a)     0.38        0.44(a)     0.45(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           (1.27)              0.76          4.94        8.41        3.97        2.24
=================================================================================================================================
    Total from investment operations                   (1.04)              1.14          5.24        8.79        4.41        2.69
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.39)             (0.50)        (0.42)      (0.41)      (0.50)      (0.44)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (5.28)             (3.80)        (1.31)      (0.65)         --          --
=================================================================================================================================
    Total distributions                                (5.67)             (4.30)        (1.73)      (1.06)      (0.50)      (0.44)
=================================================================================================================================
Net asset value, end of period                      $  22.78           $  29.49    $    32.65    $  29.14    $  21.41    $  17.50
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        (3.76)%             1.98%        18.96%      41.87%      25.46%      18.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $793,447           $994,153    $1,093,623    $940,003    $418,244    $177,901
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                      1.28%(c)           1.26%         1.29%       1.43%       1.65%       1.72%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      1.28%(c)           1.42%         1.46%       1.57%       1.66%       1.72%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                3.16%(c)           1.09%         1.00%       1.52%       2.17%       2.97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                19%                51%           45%         38%         28%         87%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $930,767,387.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Real Estate Fund

                                                                                      CLASS B
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                                    JANUARY 31,          --------------------------------------------------------
                                                        2008               2007        2006        2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  29.59           $  32.75    $  29.23    $  21.48    $  17.55    $  15.29
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.13(a)            0.12(a)     0.07(a)     0.21        0.30(a)     0.36(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                             (1.27)              0.75        4.96        8.44        3.99        2.24
=================================================================================================================================
    Total from investment operations                     (1.14)              0.87        5.03        8.65        4.29        2.60
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.28)             (0.23)      (0.20)      (0.25)      (0.36)      (0.34)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (5.28)             (3.80)      (1.31)      (0.65)         --          --
=================================================================================================================================
    Total distributions                                  (5.56)             (4.03)      (1.51)      (0.90)      (0.36)      (0.34)
=================================================================================================================================
Net asset value, end of period                        $  22.89           $  29.59    $  32.75    $  29.23    $  21.48    $  17.55
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          (4.09)%             1.19%      18.06%      40.91%      24.66%      17.37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $110,569           $160,917    $227,459    $254,135    $174,672    $123,093
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          2.03%(c)           2.01%       2.04%       2.11%       2.30%       2.37%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        2.03%(c)           2.17%       2.21%       2.23%       2.31%       2.37%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  2.41%(c)           0.34%       0.25%       0.84%       1.52%       2.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                  19%                51%         45%         38%         28%         87%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $141,623,754.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                      CLASS C
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                                     JANUARY 31,          -------------------------------------------------------
                                                         2008               2007        2006        2005        2004       2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  29.52           $  32.68    $  29.17    $  21.44    $  17.52    $ 15.26
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.13(a)            0.12(a)     0.07(a)     0.21        0.30(a)    0.36(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (1.27)              0.75        4.95        8.42        3.98       2.24
=================================================================================================================================
    Total from investment operations                      (1.14)              0.87        5.02        8.63        4.28       2.60
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.28)             (0.23)      (0.20)      (0.25)      (0.36)     (0.34)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (5.28)             (3.80)      (1.31)      (0.65)         --         --
=================================================================================================================================
    Total distributions                                   (5.56)             (4.03)      (1.51)      (0.90)      (0.36)     (0.34)
=================================================================================================================================
Net asset value, end of period                         $  22.82           $  29.52    $  32.68    $  29.17    $  21.44    $ 17.52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           (4.11)%             1.20%      18.07%      40.90%      24.64%     17.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $111,604           $150,854    $197,340    $209,723    $116,872    $64,648
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.03%(c)           2.01%       2.04%       2.11%       2.30%      2.37%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                         2.03%(c)           2.17%       2.21%       2.23%       2.31%      2.37%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   2.41%(c)           0.34%       0.25%       0.84%       1.52%      2.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                   19%                51%         45%         38%         28%        87%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $137,412,892.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Real Estate Fund

                                                                                       CLASS R
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS ENDED           YEAR ENDED JULY 31,             APRIL 30, 2004
                                                      JANUARY 31,          ----------------------------    (COMMENCEMENT DATE) TO
                                                          2008              2007       2006       2005         JULY 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 29.50            $ 32.66    $ 29.15    $21.41            $19.34
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.19(a)            0.29(a)    0.22(a)  0.35               0.11(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (1.26)              0.76       4.94     8.41               2.07
=================================================================================================================================
    Total from investment operations                      (1.07)              1.05       5.16     8.76               2.18
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.35)             (0.41)     (0.34)   (0.37)             (0.11)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (5.28)             (3.80)     (1.31)   (0.65)                --
=================================================================================================================================
    Total distributions                                   (5.63)             (4.21)     (1.65)   (1.02)             (0.11)
=================================================================================================================================
Net asset value, end of period                          $ 22.80            $ 29.50    $ 32.66    $29.15            $21.41
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           (3.85)%             1.71%     18.66%   41.69%             11.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $41,047            $35,660    $15,850    $6,832            $   24
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.53%(c)           1.51%      1.54%    1.61%              1.72%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                         1.53%(c)           1.67%      1.71%    1.73%              1.73%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   2.91%(c)           0.84%      0.75%    1.34%              2.10%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   19%                51%        45%      38%                28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $39,106,720.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                    INVESTOR CLASS
                                                      ---------------------------------------------------------------------------
                                                                                                              SEPTEMBER 30, 2003
                                                      SIX MONTHS ENDED            YEAR ENDED JULY 31,         (COMMENCEMENT DATE)
                                                        JANUARY 31,          -----------------------------        TO JULY 31,
                                                            2008              2007       2006       2005             2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 29.46            $ 32.63    $ 29.12    $ 21.40          $ 18.18
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.23(a)            0.38(a)    0.30(a)    0.40             0.39(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         (1.26)              0.75       4.94       8.41             3.25
=================================================================================================================================
    Total from investment operations                        (1.03)              1.13       5.24       8.81             3.64
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.39)             (0.50)     (0.42)     (0.44)           (0.42)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     (5.28)             (3.80)     (1.31)     (0.65)              --
=================================================================================================================================
    Total distributions                                     (5.67)             (4.30)     (1.73)     (1.09)           (0.42)
=================================================================================================================================
Net asset value, end of period                            $ 22.76            $ 29.46    $ 32.63    $ 29.12          $ 21.40
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             (3.73)%             1.95%     18.99%     41.98%           20.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $32,253            $40,614    $43,684    $41,889          $29,896
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.28%(c)           1.26%      1.27%      1.34%            1.51%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.28%(c)           1.42%      1.44%      1.46%            1.54%(d)
=================================================================================================================================
Ratio of net investment income to average net assets         3.16%(c)           1.09%      1.02%      1.61%            2.31%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     19%                51%        45%        38%              28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $37,227,155.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Real Estate Fund

                                                                                INSTITUTIONAL CLASS
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED            YEAR ENDED JULY 31,             APRIL 30, 2004
                                                     JANUARY 31,          -----------------------------     (COMMENCEMENT DATE)
                                                         2008              2007       2006       2005         TO JULY 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 29.49            $ 32.66    $ 29.14    $ 21.42            $19.34
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.29(a)            0.53(a)    0.44(a)    0.51              0.14(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (1.25)              0.75       4.95       8.41              2.08
=================================================================================================================================
    Total from investment operations                     (0.96)              1.28       5.39       8.92              2.22
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.46)             (0.65)     (0.56)     (0.55)            (0.14)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (5.28)             (3.80)     (1.31)     (0.65)               --
=================================================================================================================================
    Total distributions                                  (5.74)             (4.45)     (1.87)     (1.20)            (0.14)
=================================================================================================================================
Net asset value, end of period                         $ 22.79            $ 29.49    $ 32.66    $ 29.14            $21.42
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          (3.48)%             2.41%     19.55%     42.56%            11.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $90,198            $66,979    $24,552    $18,671            $1,021
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          0.81%(c)           0.80%      0.82%      0.92%             1.12%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        0.81%(c)           0.96%      0.99%      1.04%             1.13%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  3.63%(c)           1.55%      1.47%      2.03%             2.70%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                  19%                51%        45%        38%               28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $82,951,577.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM Real Estate Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Real Estate Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                    HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                        EXPENSES)
                             BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                           ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
CLASS                       (08/01/07)      (01/31/08)(1)     PERIOD(2)      (01/31/08)       PERIOD(2)       RATIO
A                            $1,000.00         $962.40         $ 6.31         $1,018.70        $ 6.50          1.28%
B                             1,000.00          958.80          10.00          1,014.93         10.28          2.03
C                             1,000.00          958.90          10.00          1,014.93         10.28          2.03
R                             1,000.00          961.20           7.54          1,017.44          7.76          1.53
Investor                      1,000.00          962.70           6.31          1,018.70          6.50          1.28

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

Supplement to Semiannual Report dated 1/31/08

AIM Real Estate Fund

Institutional Class Shares                   ==========================================        THE TOTAL ANNUAL FUND OPERATING
                                             AVERAGE ANNUAL TOTAL RETURNS                 EXPENSE RATIO SET FORTH IN THE MOST RECENT
The following information has been           For periods ended 1/31/08                    FUND PROSPECTUS AS OF THE DATE OF THIS
prepared to provide Institutional Class                                                   SUPPLEMENT FOR INSTITUTIONAL CLASS SHARES
shareholders with a performance overview     10 Years                            11.60%   WAS 0.81%. THE EXPENSE RATIOS PRESENTED
specific to their holdings. Institutional       5 Years                          21.05    ABOVE MAY VARY FROM THE EXPENSE RATIOS
Class shares are offered exclusively to         1 Year                          -21.12    PRESENTED IN OTHER SECTIONS OF THE ACTUAL
institutional investors, including defined      6 Months*                        -3.48    REPORT THAT ARE BASED ON EXPENSES INCURRED
contribution plans that meet certain                                                      DURING THE PERIOD COVERED BY THIS
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 SUPPLEMENT.

                                             For periods ended 12/31/07, most recent           HAD THE ADVISOR NOT WAIVED FEES
                                             calendar quarter-end                         AND/OR REIMBURSED EXPENSES IN THE PAST,
                                                                                          PERFORMANCE WOULD HAVE BEEN LOWER.

                                             10 Years                            11.51%        PLEASE NOTE THAT PAST PERFORMANCE IS
                                                5 Years                          20.60    NOT INDICATIVE OF FUTURE RESULTS. MORE
                                                1 Year                          -14.55    RECENT RETURNS MAY BE MORE OR LESS THAN
                                                6 Months*                        -9.23    THOSE SHOWN. ALL RETURNS ASSUME
                                                                                          REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             *    Cumulative total return that has not    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                                  been annualized                         FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                             ==========================================   MAY BE WORTH MORE OR LESS THAN THEIR
                                                                                          ORIGINAL COST. SEE FULL REPORT FOR
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE   INFORMATION ON COMPARATIVE BENCHMARKS.
                                             IS APRIL 30, 2004. RETURNS SINCE THAT DATE   PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS    MORE INFORMATION. FOR THE MOST CURRENT
                                             ARE BLENDED RETURNS OF HISTORICAL            MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND    800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE RULE 12B-1
                                             FEES APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS DECEMBER 31,
                                             1996.

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES PRIMARILY DUE TO
                                             DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [AIM INVESTMENTS LOGO]
AIMinvestments.com REA-INS-2  A I M Distributors, Inc.  --REGISTERED TRADEMARK--

AIM Real Estate Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
        CLASS             (08/01/07)      (01/31/08)(1)     PERIOD(2)      (01/31/08)       PERIOD(2)       RATIO
    Institutional          $1,000.00         $965.20          $3.99         $1,021.08         $4.10          0.81%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

                                           Fund holdings and proxy voting information
         [EDELIVERY
        GO PAPERLESS                       The Fund provides a complete list of its
AIMINVESTMENTS.COM/EDELIVERY               holdings four times in each fiscal year,
          GRAPHIC]                         at the quarter-ends. For the second and
                                           fourth quarters, the lists appear in the
REGISTER FOR EDELIVERY                     Fund's semiannual and annual reports to
                                           shareholders. For the first and third
eDelivery is the process of receiving      quarters, the Fund files the lists with
your fund and account information via      the Securities and Exchange Commission
e-mail. Once your quarterly statements,    (SEC) on Form N-Q. The most recent list of
tax forms, fund reports, and               portfolio holdings is available at
prospectuses are available, we will send   AIMinvestments.com. From our home page,
you an e-mail notification containing      click on Products & Performance, then
links to these documents. For security     Mutual Funds, then Fund Overview. Select
purposes, you will need to log in to       your Fund from the drop-down menu and
your account to view your statements and   click on Complete Quarterly Holdings.
tax forms.                                 Shareholders can also look up the Fund's
                                           Forms N-Q on the SEC Web site at sec.gov.
WHY SIGN UP?                               Copies of the Fund's Forms N-Q may be
                                           reviewed and copied at the SEC Public
Register for eDelivery to:                 Reference Room in Washington, D.C. You can
                                           obtain information on the operation of the
-    save your Fund the cost of printing   Public Reference Room, including
     and postage.                          information about duplicating fee charges,
                                           by calling 202-942-8090 or 800-732-0330,
-    reduce the amount of paper you        or by electronic request at the following
     receive.                              e-mail address: publicinfo@sec.gov. The
                                           SEC file numbers for the Fund are
-    gain access to your documents         811-05686 and 033-39519.
     faster by not waiting for the mail.
                                           A description of the policies and
-    view your documents online anytime    procedures that the Fund uses to determine
     at your convenience.                  how to vote proxies relating to portfolio
                                           securities is available without charge,
-    save the documents to your personal   upon request, from our Client Services
     computer or print them out for your   department at 800-959-4246 or on the AIM
     records.                              Web site, AIMinvestments.com. On the home
                                           page, scroll down and click on Proxy
HOW DO I SIGN UP?                          Policy. The information is also available
                                           on the SEC Web site, sec.gov.
It's easy. Just follow these simple
steps:                                     Information regarding how the Fund voted
                                           proxies related to its portfolio
1.   Log in to your account.               securities during the 12 months ended June
                                           30, 2007, is available at our Web site. Go
2.   Click on the "Service Center" tab.    to AIMinvestments.com, access the About Us
                                           tab, click on Required Notices and then
3.   Select "Register for eDelivery" and   click on Proxy Voting Activity. Next,
     complete the consent process.         select the Fund from the drop-down menu.
                                           The information is also available on the
This AIM service is provided by AIM        SEC Web site, sec.gov.
Investment Services, Inc.

                                           REA-SAR-1  A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

FIXED INCOME

                                                                  AIM Short Term
                                                                       Bond Fund

Short-Term Taxable
Investment Grade
                            Semiannual Report to Shareholders - January 31, 2008

Table of Contents

Fund Performance ................    2
Letter to Shareholders ..........    3
Schedule of Investments .........    4
Financial Statements ............   10
Notes to Financial Statements ...   12
Financial Highlights ............   19
Fund Expenses ...................   23

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                            are from A I M Management Group Inc.

                                              If used after April 20, 2008, this
                                                 report must be accompanied by a
                                                        Fund fact sheet or by an
                                                AIM Quarterly Performance Review
                                                for the most recent quarter-end.

                     ===========================================================
                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
                     ===========================================================

[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM Short Term Bond Fund

FUND PERFORMANCE

=====================================================

PERFORMANCE SUMMARY                                     value, adjusted to
                                                        reflect the higher Rule
FUND VS. INDEXES                                        12b-1 fees applicable to
                                                        Class C shares. Class C
Cumulative total returns, 7/31/07-1/31/08, at net       shares' inception date is
asset value (NAV). Performance shown does not include   August 30, 2002.
applicable CDSC or front-end sales charges, which
would have reduced performance.                              The performance data
                                                        quoted represent past
Class A Shares                                  1.88%   performance and cannot
Class C Shares                                  1.76    guarantee comparable
Class R Shares                                  1.66    future results; current
Lehman Brothers U.S. Aggregate Bond Indexo              performance may be lower
   (Broad Market Index)                         6.82    or higher. Please visit
Lehman Brothers 1-3 Year Government/Credit              AIMinvestments.com for
   Index(triangle) (Style-Specific Index)       5.57    the most recent month-end
Lipper Short Investment Grade Bond Funds                performance. Performance
   Index(triangle) (Peer Group Index)           3.41    figures reflect
                                                        reinvested distributions,
SOURCE: (TRIANGLE) LIPPER INC.                          changes in net asset
                                                        value and the effect of
     The LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX      the maximum sales charge
covers U.S. investment-grade fixed-rate bonds with      unless otherwise stated.
components for government and corporate securities,     Performance figures do
mortgage pass-throughs, and asset-backed securities.    not reflect deduction of
                                                        taxes a shareholder would
     The LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CREDIt     pay on Fund distributions
INDEX is a subset of the Lehman Brothers                or sale of Fund shares.
Government/Credit Bond Index that includes treasuries   Investment return and
and agencies, as well as publicly issued U.S.           principal value will
corporate and foreign debentures and secured notes      fluctuate so that you may
that meet specified maturity, liquidity and quality     have a gain or loss when
requirements.                                           you sell shares.

     The LIPPER SHORT INVESTMENT GRADE BOND FUNDS            The net annual Fund
INDEX is an equally weighted representation of the      operating expense ratio
largest funds in the Lipper Short Investment Grade      set forth in the most
Bond Funds category. These funds invest primarily in    recent Fund prospectus as
investment grade debt issues with dollar-weighted       of the date of this
average maturities of less than three years.            report for Class A, Class
                                                        C and Class R shares was
     The Fund is not managed to track the performance   0.86%, 1.11% and 1.11%,
of any particular index, including the indexes          respectively.1 The total
defined here, and consequently, the performance of      annual Fund operating
the Fund may deviate significantly from the             expense ratio set forth
performance of the indexes.                             in the most recent Fund
                                                        prospectus as of the date
     A direct investment cannot be made in an index.    of this report for Class
Unless otherwise indicated, index results include       A, Class C and Class R
reinvested dividends, and they do not reflect sales     shares was 0.98, 1.73%
charges. Performance of an index of funds reflects      and 1.23%, respectively.
fund expenses; performance of a market index does       The expense ratios
not.                                                    presented above may vary
                                                        from the expense ratios
=====================================================   presented in other
                                                        sections of this report
=========================   =========================   that are based on
                                                        expenses incurred during
AVERAGE ANNUAL TOTAL        AVERAGE ANNUAL TOTAL        the period covered by
RETURNS                     RETURNS                     this report.

As of 1/31/08, including    As of 12/31/07, the most         Class A share
maximum applicable sales    recent quarter-end,         performance reflects the
charges                     including maximum           maximum 2.50% sales
                            applicable sales charges    charge. Class C shares
CLASS A SHARES                                          have no upfront or
Inception           2.63%   CLASS A SHARES              contingent deferred sales
   5 Years          2.56    Inception           2.61%   charge; therefore,
   1 Year           1.42       5 Years          2.50    performance shown is at
                               1 Year           1.40    net asset value. Class R
CLASS C SHARES                                          share returns do not
Inception                   CLASS C SHARES              include a 0.75%
   (8/30/02)        2.91%   Inception                   contingent deferred sales
   5 Years          2.86       (8/30/02)        2.87%   charge that may be
   1 Year           3.86       5 Years          2.78    imposed on a total
                               1 Year           3.72    redemption of retirement
CLASS R SHARES                                          plan assets within the
Inception           2.96%   CLASS R SHARES              first year. The
   5 Years          2.91    Inception           2.95%   performance of the Fund's
   1 Year           3.76       5 Years          2.86    share classes will differ
                               1 Year           3.72    primarily due to
                                                        different sales charge
=========================   =========================   structures and class
                                                        expenses.
Class A shares' inception   shares. Class C shares'
date is April 30, 2004.     inception date is August         Had the advisor not
Returns since that date     30, 2002.                   waived fees and/or
are historical returns.                                 reimbursed expenses,
All other returns are            Class R shares'        performance of Class C
blended returns of          inception date is April     shares would have been
historical Class A share    30, 2004. Returns since     lower.
performance and restated    that date are historical
Class C share performance   returns. All other          (1)  Total annual
(for periods prior to the   returns are blended              operating expenses
inception date of Class A   returns of historical            less any contractual
shares) at net asset        Class R share performance        fee waivers and/or
value, adjusted to          and restated Class C             expense
reflect the higher Rule     share performance (for           reimbursements by
12b-1 fees applicable to    periods prior to the             the advisor in
Class C                     inception date of Class R        effect through at
                            shares) at net asset             least June 30, 2008.
                                                             See current
                                                             prospectus for more
                                                             information.

                                        2

AIM Short Term Bond Fund

                    Dear Fellow AIM Fund Shareholders:

                    The lines of communication are open: More than 250 of you
                    have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50
                    shareholders have contacted me directly by e-mail. When I
                    could respond quickly and easily to a shareholder's specific
    [CROCKETT       concern I did, but the messages for the most part raised
      PHOTO]        consistent issues that I respond to here.

                         I have received many suggestions, a few complaints, and
                    one offer to buy a gold mine! In general, your letters
                    expressed an appreciation for transparency, frankness and
                    the opportunity to comment. Nevertheless, several
                    shareholders found room for improvement in communications.
                    Some would like more concise letters while others would
                    prefer reports to be more customized for their particular
                    information needs. With these reports going to tens of
                    thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as
Bruce L. Crockett   well as the information required by law. The ability to
                    change or further customize letters and reports is also
                    affected by technology, timeliness and cost.

                         Online survey responders preferred electronic
                    communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

                         The correspondence shows that improving fund
                    performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold.
                    Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry Regulatory
                    Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with AIM Investments to make improved performance a top priority for all fund managers.

                         Expense levels came up as another dominant issue, and
                    no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind.
                    While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

                         The value of communication between the Board and
                    shareholders has been noted within and beyond the AIM community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important.
                    Morningstar--REGISTERED TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where AIM was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

                         In other news, Ruth Quigley retired from your Board at
                    the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation
                    Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema
                    Mathi-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

                         Your Board looks forward to another year of diligent
                    effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board of Trustees

                    March 18, 2008

AIM Short Term Bond Fund

PORTFOLIO COMPOSITION

By industry, based on Net Assets
as of January 31, 2008


---------------------------------------------------------
U.S. Mortgage -- Backed Securities                20.8%
---------------------------------------------------------
Other Diversified Financial Services              18.1
---------------------------------------------------------
Diversified Banks                                 14.4
---------------------------------------------------------
Regional Banks                                     3.7
---------------------------------------------------------
U.S. Government Sponsored Agencies                 3.1
---------------------------------------------------------
Integrated Telecommunication Services              2.6
---------------------------------------------------------
Asset Management & Custody Banks                   2.5
---------------------------------------------------------
Wireless Telecommunication Services                2.5
---------------------------------------------------------
Investment Banking & Brokerage                     2.3
---------------------------------------------------------
Thrifts & Mortgage Finance                         2.3
---------------------------------------------------------
Consumer Finance                                   2.1
---------------------------------------------------------
Other Industries Each With Less Than 2.0% of
  Net Assets                                      24.6
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      1.0
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS(a)

January 31, 2008
(Unaudited)

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BONDS & NOTES-63.08%

ASSET MANAGEMENT & CUSTODY BANKS-2.50%

Bank of New York Institutional Capital Trust-
  Series A, Jr. Sub. Trust Pfd. Capital
  Securities, 7.78%, 12/01/26 (Acquired
  06/12/03-11/28/07; Cost $5,049,690)(b)(c)    $ 4,650,000   $  4,839,162
=========================================================================

AUTOMOBILE MANUFACTURERS-1.39%

Daimler Finance North America LLC,
  Unsec. Gtd. Unsub. Global Notes,
    4.05%, 06/04/08(c)                             830,000        831,511
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Medium Term Notes,
  4.45%, 12/15/08(c)                               200,000        201,218
-------------------------------------------------------------------------
  Series E,
  Unsec. Gtd. Unsub. Floating Rate Medium
  Term Notes, 5.44%, 10/31/08(c)(d)              1,660,000      1,659,569
=========================================================================
                                                                2,692,298
=========================================================================

BROADCASTING & CABLE TV-0.74%

Cox Enterprises, Inc., Notes,
  4.38%, 05/01/08 (Acquired
  04/25/07-05/04/07; Cost $1,167,978)(b)(c)      1,181,000      1,181,189
-------------------------------------------------------------------------
Time Warner Entertainment Co. L.P.,
  Sr. Unsec. Deb., 7.25%, 09/01/08(c)              250,000        254,593
=========================================================================
                                                                1,435,782
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

BUILDING PRODUCTS-0.62%

American Standard Inc., Sr. Unsec. Gtd.
  Notes, 7.38%, 02/01/08(c)                    $ 1,197,000   $  1,196,832
=========================================================================

CONSUMER FINANCE-2.14%

SLM Corp.,
  Sr. Unsec. Floating Rate Medium Term Notes,
  5.08%, 03/16/09 (Acquired 09/25/07; Cost
  $770,000)(b)(c)(d)                               800,000        767,827
-------------------------------------------------------------------------
  Unsec. Floating Rate Medium Term Notes,
  4.25%, 04/14/08(c)(d)                          1,380,000      1,370,635
-------------------------------------------------------------------------
  Unsec. Unsub. Floating Rate Medium Term
  Notes,
  2.99%, 09/15/08(c)(d)                          1,000,000        987,270
-------------------------------------------------------------------------
  -Series A,
  Floating Rate Medium Term Notes,
  3.54%, 07/25/08(c)(d)                            690,000        678,291
-------------------------------------------------------------------------
  Series A,
  Medium Term Notes,
  3.95%, 08/15/08(c)                               350,000        343,917
=========================================================================
                                                                4,147,940
=========================================================================

AIM Short Term Bond Fund

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

DIVERSIFIED BANKS-14.37%

ANZ Capital Trust I, Sub. First Tier Bonds,
  4.48% (Acquired 06/21/07; Cost
  $1,238,790)(b)(c)(e)                         $ 1,275,000   $  1,287,176
-------------------------------------------------------------------------
BankAmerica Institutional-Series A, Jr. Gtd.
  Sub. Trust Pfd. Capital Securities, 8.07%,
  12/31/26 (Acquired 06/25/07-12/21/07;
    Cost $6,192,250)(b)(c)                       6,000,000      6,252,840
-------------------------------------------------------------------------
BankAmerica Institutional Capital-Series B,
  Jr. Gtd. Sub. Trust Pfd. Capital
  Securities, 7.70%, 12/31/26 (Acquired
  07/11/07-08/01/07; Cost
  $3,112,309)(b)(c)(f)                           2,996,000      3,114,492
-------------------------------------------------------------------------
BCI U.S. Funding Trust, Bonds, 8.01%
  (Acquired 06/12/07; Cost
  $254,375)(b)(c)(e)(f)                            250,000        254,015
-------------------------------------------------------------------------
Calyon (France), Gtd. Floating Rate Medium
  Term Notes, 3.40%, 02/11/08 (Acquired
  04/02/07; Cost $1,154,200)(b)(c)(d)            1,160,000      1,114,772
-------------------------------------------------------------------------
Compass Bank, Certificates of Deposit, 2.80%,
  08/19/09(c)                                      272,727        266,550
-------------------------------------------------------------------------
Corestates Capital Trust I, Jr. Sub. Trust
  Pfd. Capital Securities, 8.00%, 12/15/26
  (Acquired 05/02/07-06/11/07; Cost
  $373,421)(b)(c)(f)                               359,000        373,529
-------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.23%, 02/01/27(c)           650,000        678,132
-------------------------------------------------------------------------
First Union Capital I-Series A, Jr. Gtd. Sub.
  Trust Pfd. Capital Securities, 7.94%,
  01/15/27(c)                                    6,160,000      6,316,649
-------------------------------------------------------------------------
First Union Institutional Capital I, Jr.
  Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities, 8.04%, 12/01/26(c)                   616,000        637,936
-------------------------------------------------------------------------
First Union Institutional Capital II, Jr.
  Sub. Gtd. Trust Pfd. Capital Securities,
  7.85%, 01/01/27(c)                             1,910,000      2,006,837
-------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Jr. Unsec. Gtd. Sub. Second Tier
  Euro Bonds, 8.38%(c)(e)                          300,000        304,045
-------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg), Euro Notes,
  6.50%, 08/11/08(c)                               420,000        420,926
-------------------------------------------------------------------------
Republic New York Capital I, Gtd. Trust Pfd.
  Capital Pass-Through Securities, 7.75%,
  11/15/26(c)                                    2,110,000      2,164,965
-------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(c)(e)              555,000        558,496
-------------------------------------------------------------------------
U.S. Bank N.A., Sr. Unsec. Medium Term Notes,
  5.92%, 05/25/12(c)                               934,513      1,002,275
-------------------------------------------------------------------------
Wachovia Capital Trust V, Jr. Gtd. Sub. Trust
  Pfd. Capital Securities, 7.97%, 06/01/27
  (Acquired 08/08/07; Cost $1,123,686)(b)(c)     1,080,000      1,110,910
=========================================================================
                                                               27,864,545
=========================================================================

DIVERSIFIED CHEMICALS-0.28%

Bayer Corp., Bonds, 6.20%, 02/15/08 (Acquired
  08/01/06; Cost $543,796)(b)(c)                   540,000        541,944
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.43%

Erac USA Finance Co., Unsec. Gtd. Notes,
  5.80%, 10/15/12 (Acquired 10/10/07; Cost
  $819,369)(b)(c)                              $   820,000   $    828,823
=========================================================================

DIVERSIFIED METALS & MINING-0.18%

Reynolds Metals Co., Sr. Unsec. Unsub. Medium
  Term Notes, 7.00%, 05/15/09(c)                   334,000        342,220
=========================================================================

ELECTRIC UTILITIES-0.74%

Duke Energy Carolinas LLC, Sec. First
  Mortgage Bonds, 3.75%, 03/05/08(c)               107,000        107,036
-------------------------------------------------------------------------
Entergy Gulf States Inc., Sec. Floating Rate
  First Mortgage Bonds, 5.90%, 12/08/08
  (Acquired 01/25/07-04/04/07; Cost
  $760,918)(b)(c)(d)                               760,000        760,128
-------------------------------------------------------------------------
PPL Capital Funding Trust I-Series A, Sr.
  Unsec. Gtd. Notes, 4.33%, 03/01/09(c)            100,000        100,737
-------------------------------------------------------------------------
Yorkshire Power Finance (United Kingdom)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08(c)                        475,000        475,665
=========================================================================
                                                                1,443,566
=========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.24%

Waste Management Inc., Sr. Unsec. Unsub.
  Notes, 6.50%, 11/15/08(c)                        455,000        463,572
=========================================================================

FOREST PRODUCTS-1.55%

Norbord Inc. (Canada), Unsec. Yankee Deb.,
  8.13%, 03/20/08(c)                             3,000,000      3,003,090
=========================================================================

GOLD-0.08%

Newmont Gold Co. Pass Through Trusts- Series
  A1, Sec. Pass Through Ctfs., 8.91%,
  01/05/09(c)                                      156,205        162,987
=========================================================================

HEALTH CARE DISTRIBUTORS-0.47%

Cardinal Health Inc., Sr. Unsec. Notes,
  6.25%, 07/15/08(c)                               900,000        910,773
=========================================================================

HOMEBUILDING-1.12%

Centex Corp., Sr. Unsec. Notes, 4.88%,
  08/15/08(c)                                    1,110,000      1,093,217
-------------------------------------------------------------------------
D.R. Horton, Inc., Sr. Unsec. Gtd. Notes,
  8.00%, 02/01/09(c)                               551,000        534,316
-------------------------------------------------------------------------
Ryland Group Inc. (The), Sr. Unsec. Notes,
  5.38%, 06/01/08(c)                               553,000        549,792
=========================================================================
                                                                2,177,325
=========================================================================

HOUSEHOLD APPLIANCES-0.15%

Whirlpool Corp., Unsec. Unsub. Deb., 9.10%,
  02/01/08(c)                                      300,000        299,970
=========================================================================

HOUSEWARES & SPECIALTIES-0.16%

Newell Rubbermaid Inc.-Series A, Unsec.
  Unsub. Putable Medium Term Notes, 6.35%,
  07/15/08(c)                                      300,000        302,217
=========================================================================

AIM Short Term Bond Fund

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

INTEGRATED OIL & GAS-1.05%

Husky Oil Ltd. (Canada), Unsec. Sub. Yankee
  Bonds, 8.90%, 08/15/28(c)                    $ 2,000,000   $  2,037,020
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.61%

Southwestern Bell Telephone L.P., Sr. Unsec.
  Unsub. Deb., 7.20%, 10/15/26(c)                1,738,000      1,795,910
-------------------------------------------------------------------------
Telecom Italia Capital S.A. (Italy), Unsec.
  Gtd. Unsub. Global Notes, 4.00%,
  11/15/08(c)                                    2,051,000      2,056,559
-------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Sr. Unsec.
  Global Bonds, 4.63%, 03/15/13(c)                 500,000        491,760
-------------------------------------------------------------------------
Windstream Georgia Communications Corp.,
  Unsec. Deb., 6.50%, 11/15/13(c)                  711,000        724,388
=========================================================================
                                                                5,068,617
=========================================================================

INVESTMENT BANKING & BROKERAGE-2.31%

Bear Stearns Cos. Inc., (The),
  Floating Rate Notes,
  4.33%, 07/19/10(c)(d)                          1,040,000        953,243
-------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Global Notes,
  3.46%, 04/29/08(c)(d)                            880,000        875,389
-------------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Notes,
  4.80%, 08/10/09 (Acquired 05/16/07; Cost
  $561,598)(b)(c)                                  570,000        579,354
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series I, Sr.
  Floating Rate Medium Term Notes, 3.34%,
  11/24/08(c)(d)                                   230,000        227,028
-------------------------------------------------------------------------
Merrill Lynch & Co Inc.-Series C, Sr. Unsec.
  Global Notes, 5.45%, 02/05/13(c)               1,470,000      1,476,218
-------------------------------------------------------------------------
SB Treasury Co. LLC-Series A, Jr. Sub. Trust
  Pfd. Capital Securities, 9.40% (Acquired
  06/29/07; Cost $383,209)(b)(c)(e)                370,000        372,831
=========================================================================
                                                                4,484,063
=========================================================================

LIFE & HEALTH INSURANCE-0.13%

Torchmark Corp., Sr. Unsec. Deb., 8.25%,
  08/15/09(c)                                      235,000        252,136
=========================================================================

MORTGAGE REIT'S-1.50%

iStar Financial Inc.,
  Sr. Unsec. Floating Rate Notes,
  5.51%, 03/03/08(c)(d)                          1,000,000      1,000,740
-------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.00%, 03/15/08(c)                             1,900,000      1,909,025
=========================================================================
                                                                2,909,765
=========================================================================

MULTI-UTILITIES-0.24%

Dominion Resources, Inc.-Series A, Sr. Unsec.
  Unsub. Notes, 5.69%, 05/15/08(c)                 150,000        150,889
-------------------------------------------------------------------------
Midamerican Energy Holdings Co., Sr. Unsec.
  Global Notes, 3.50%, 05/15/08(c)                 130,000        129,823
-------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
MULTI-UTILITIES-(CONTINUED)

Public Service Co. of New Mexico, Sr. Unsec.
  Notes, 4.40%, 09/15/08(c)                    $    35,000   $     35,017
-------------------------------------------------------------------------
Public Service Electric & Gas Co., Sr. Sec.
  First Mortgage Bonds, 6.38%, 05/01/08(c)         150,000        150,800
=========================================================================
                                                                  466,529
=========================================================================

OIL & GAS DRILLING-0.15%

Transocean Inc. (Cayman Islands), Sr. Unsec.
  Unsub. Floating Rate Yankee Notes, 5.34%,
  09/05/08(c)(d)                                   285,000        285,071
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-12.16%

BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities,
  8.00%, 12/15/26(c)                               350,000        363,937
-------------------------------------------------------------------------
Capmark Financial Group Inc., Sr. Unsec. Gtd.
  Floating Rate Notes, 5.53%, 05/10/10
  (Acquired 05/03/07-01/08/08; Cost
  $1,779,900)(b)(c)(d)                           1,860,000      1,401,956
-------------------------------------------------------------------------
Citigroup Inc, Sr. Unsec. Unsub. Global
  Notes, 3.50%, 02/01/08(c)                        689,000        688,924
-------------------------------------------------------------------------
Countrywide Home Loans, Inc.-Series L, Unsec.
  Gtd. Unsub. Medium Term Global Notes,
  3.25%, 05/21/08(c)(g)                          3,904,000      3,816,160
-------------------------------------------------------------------------
General Electric Capital Corp.,-Series A,
  Sr. Unsec. Floating Rate Medium Term Notes,
    3.67%, 06/11/08(c)(d)                          808,000        804,073
-------------------------------------------------------------------------
    3.29%, 03/02/09(c)(d)                        1,115,000      1,100,538
-------------------------------------------------------------------------
JPMorgan Chase & Co., Unsec. Sub. Notes,
  6.38%, 02/15/08(c)                                50,000         50,041
-------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands), Notes,
  4.69%, 11/14/08 (Acquired
  08/11/06-06/21/07; Cost $2,939,734)(b)(c)      2,980,000      3,013,406
-------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/14/05-07/28/05;
  Cost $1,980,715)(b)(c)(e)                      1,750,000      1,790,460
-------------------------------------------------------------------------
NB Capital Trust II, Jr. Gtd. Sub. Trust Pfd.
  Capital Securities, 7.83%, 12/15/26(c)         1,585,000      1,643,550
-------------------------------------------------------------------------
NB Capital Trust IV, Jr. Gtd. Sub. Trust Pfd.
  Capital Securities, 8.25%, 04/15/27(c)         1,531,000      1,595,777
-------------------------------------------------------------------------
North Fork Capital Trust II, Jr. Gtd. Sub.
  Trust Pfd. Capital Pass-Through Securities,
  8.00%, 12/15/27(c)                             1,440,000      1,240,589
-------------------------------------------------------------------------
Old Mutual Capital Funding L.P. (United
  Kingdom), Gtd. Euro Bonds, 8.00%(c)(e)           800,000        796,000
-------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2,
  Class A1, Global Bonds, 9.69%, 08/15/09(c)     1,842,050      1,906,043
-------------------------------------------------------------------------
Residential Capital LLC, Sr. Unsec. Gtd.
  Unsub. Floating Rate Notes, 5.65%,
  06/09/08(c)(d)                                 2,570,000      2,210,200
-------------------------------------------------------------------------
Suncorp-Metway Ltd. (Australia), Notes,
  3.50%, 06/15/13 (Acquired 03/13/07; Cost
  $880,407)(b)(c)                                  900,000        903,564
-------------------------------------------------------------------------

AIM Short Term Bond Fund

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 5.41% (Acquired
  12/07/04-12/01/06; Cost
  $519,125)(b)(c)(d)(e)(f)                     $   520,000   $    104,650
-------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 5.83%
  (Acquired 11/10/06-06/12/07; Cost
  $729,082)(b)(c)(d)(e)(f)                         730,000        146,912
=========================================================================
                                                               23,576,780
=========================================================================

PACKAGED FOODS & MEATS-0.74%

General Mills Inc., Notes, 6.73%, 02/05/08(c)      950,000        963,870
-------------------------------------------------------------------------
Heinz (H.J.) Co., Notes, 6.43%, 12/01/08
  (Acquired 05/30/07; Cost $465,295)(b)(c)         460,000        471,118
=========================================================================
                                                                1,434,988
=========================================================================

PAPER PACKAGING-0.63%

Packaging Corp. of America, Unsec. Unsub.
  Global Notes, 4.38%, 08/01/08(c)                 499,000        499,973
-------------------------------------------------------------------------
Sealed Air Corp., Sr. Unsec. Notes, 5.38%,
  04/15/08 (Acquired 05/18/07; Cost
  $718,531)(b)(c)                                  720,000        722,275
=========================================================================
                                                                1,222,248
=========================================================================

PROPERTY & CASUALTY INSURANCE-1.65%

CNA Financial Corp., Sr. Unsec. Unsub. Notes,
  6.60%, 12/15/08(c)                               960,000        976,243
-------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56%, (Acquired
  06/15/06-01/11/07; Cost
  $2,198,540)(b)(c)(e)                           2,170,000      2,220,778
=========================================================================
                                                                3,197,021
=========================================================================

PUBLISHING-0.77%

Belo Corp., Sr. Unsec. Unsub. Global Notes,
  8.00%, 11/01/08(c)                             1,000,000      1,023,100
-------------------------------------------------------------------------
Dow Jones & Co. Inc., Sr. Unsec. Global
  Notes, 3.88%, 02/15/08(c)                        470,000        470,052
=========================================================================
                                                                1,493,152
=========================================================================

RAILROADS-0.31%

CSX Corp.-Series B, Sr. Unsec. Medium Term
  Notes, 6.50%, 06/02/08(c)                        600,000        604,878
=========================================================================

REGIONAL BANKS-3.67%

Banponce Trust I-Series A, Jr. Gtd. Sub.
  Trust Pfd. Capital Securities, 8.33%,
  02/01/27(c)                                      500,000        517,010
-------------------------------------------------------------------------
Cullen/Frost Capital Trust I, Jr. Unsec. Gtd.
  Sub. Floating Rate Notes, 6.67%,
  03/01/34(c)(d)                                 1,500,000      1,403,670
-------------------------------------------------------------------------
Popular North America Inc.-Series E, Sr.
  Medium Term Notes, 3.88%, 10/01/08(c)          2,890,000      2,897,023
-------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(c)                             2,150,000      2,299,253
=========================================================================
                                                                7,116,956
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

RESIDENTIAL REIT'S-0.09%

AvalonBay Communities Inc., Sr. Unsec. Medium
  Term Notes, 8.25%, 07/15/08(c)               $   175,000   $    178,192
=========================================================================

RESTAURANTS-0.16%

Darden Restaurants Inc., Sr. Unsec. Notes,
  5.63%, 10/15/12(c)                               320,000        319,200
=========================================================================

RETAIL REIT'S-0.24%

National Retail Properties Inc., Sr. Unsec.
  Unsub. Notes, 7.13%, 03/15/08(c)                 470,000        470,071
=========================================================================

SPECIALIZED FINANCE-1.57%

CIT Group Inc.,
  Sr. Medium Term Notes,
  4.75%, 08/15/08(c)                               810,000        804,176
-------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Medium Term Notes,
  5.23%, 05/23/08(c)(d)                          1,920,000      1,898,899
-------------------------------------------------------------------------
  Sr. Unsec. Medium Term Global Notes,
  4.00%, 05/08/08(c)                               350,000        347,638
=========================================================================
                                                                3,050,713
=========================================================================

SPECIALIZED REIT'S-0.42%

HCP Inc., Sr. Unsec. Floating Rate Medium
  Term Notes, 5.44%, 09/15/08(c)(d)                830,000        818,012
=========================================================================

THRIFTS & MORTGAGE FINANCE-2.27%

Countrywide Financial Corp.,
  Unsec. Gtd. Unsub. Floating Rate Medium
  Term Notes, 4.79%, 01/05/09(c)(d)              1,170,000      1,057,388
-------------------------------------------------------------------------
  -Series B,
  Unsec. Gtd. Unsub. Floating Rate Medium
  Term Notes, 5.13%, 02/28/08(c)(d)(g)             600,000        595,500
-------------------------------------------------------------------------
Greenpoint Bank, Sub. Notes, 9.25%,
  10/01/10(c)                                      570,000        600,381
-------------------------------------------------------------------------
Washington Mutual, Inc., Sr. Unsec. Global
  Floating Rate Notes, Bank Henderson N.V.
  5.13%, 08/25/08(c)(d)                          2,200,000      2,156,022
=========================================================================
                                                                4,409,291
=========================================================================

TRUCKING-1.23%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(c)                             2,400,000      2,392,656
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.02%

Alamosa Delaware Inc., Sr. Unsec. Gtd. Global
  Notes, 8.50%, 01/31/12(c)                      1,645,000      1,708,908
-------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global
  Notes, 6.13%, 11/15/08(c)                      1,370,000      1,375,631
-------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Sec. Gtd.
  Unsub. Second Priority Global Notes,
  10.00%, 06/15/12(c)                              775,000        826,816
=========================================================================
                                                                3,911,355
=========================================================================
    Total Bonds & Notes (Cost $124,598,442)                   122,351,760
=========================================================================

AIM Short Term Bond Fund

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

U.S. MORTGAGE-BACKED SECURITIES-20.81%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-4.65%

Pass Through Ctfs.,
  8.00%, 11/20/12(c)                           $   348,908   $    364,607
-------------------------------------------------------------------------
  9.00%, 05/01/15(c)                               270,477        309,188
-------------------------------------------------------------------------
  7.50%, 06/01/16 to 07/01/24(c)                   717,897        756,524
-------------------------------------------------------------------------
  7.00%, 12/01/16 to 10/01/34(c)                 1,970,145      2,104,484
-------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23(c)                 3,186,492      3,271,463
-------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26(c)                 1,662,499      1,823,851
-------------------------------------------------------------------------
  6.50%, 12/01/35(c)                               378,534        393,735
=========================================================================
                                                                9,023,852
=========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-10.54%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 02/01/31(c)                 1,441,390      1,553,881
-------------------------------------------------------------------------
  7.00%, 04/01/15 to 08/01/36(c)                11,210,201     11,883,694
-------------------------------------------------------------------------
  8.50%, 09/01/15 to 07/01/30(c)                   660,461        738,211
-------------------------------------------------------------------------
  6.50%, 11/01/16 to 10/01/35(c)                 3,277,030      3,434,643
-------------------------------------------------------------------------
  8.00%, 09/01/17 to 08/01/32(c)                 2,230,973      2,425,481
-------------------------------------------------------------------------
  9.00%, 02/01/21 to 01/01/30(c)                   337,739        374,271
-------------------------------------------------------------------------
  10.00%, 05/01/26(c)                               26,952         29,931
=========================================================================
                                                               20,440,112
=========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-5.62%

Pass Through Ctfs.,
  6.50%, 10/15/13 to 02/15/34(c)                 5,117,865      5,383,778
-------------------------------------------------------------------------
  7.00%, 05/15/17 to 06/15/32(c)                 1,648,756      1,764,936
-------------------------------------------------------------------------
  7.00%, 12/15/17(c)(h)                            682,934        712,114
-------------------------------------------------------------------------
  6.00%, 06/15/18 to 06/15/33(c)                   984,806      1,020,581
-------------------------------------------------------------------------
  7.75%, 11/15/19 to 02/15/21(c)                   383,253        416,008
-------------------------------------------------------------------------
  7.50%, 12/20/25 to 07/15/32(c)                 1,061,142      1,151,150
-------------------------------------------------------------------------
  8.50%, 07/20/27(c)                               206,279        226,978
-------------------------------------------------------------------------
  8.00%, 10/15/30(c)                               205,645        229,526
=========================================================================
                                                               10,905,071
=========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $38,067,400)                                       40,369,035
=========================================================================

                                                 SHARES
PREFERRED STOCKS-8.12%

ASSET MANAGEMENT & CUSTODY BANKS-2.98%

Auction Pass Through Trust,-Series 2007-T3,
  Class A, 8.25% Floating Rate Pfd.,
  (Acquired 10/22/07-01/29/08; Cost
  $5,780,937)(b)(d)(f)                                  77      5,784,790
=========================================================================

-------------------------------------------------------------------------
                                                 SHARES         VALUE

OFFICE SERVICES & SUPPLIES-1.69%

Pitney Bowes International Holdings Inc.,-
  Series D 4.85% Pfd.(c)                                34   $  3,270,606
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.01%

Auction Pass Through Trust,-Series 2007-T2,
  Class A, 7.95% Floating Rate Pfd.,
  (Acquired 12/14/07-01/29/08; Cost
  $5,786,953)(b)(d)(f)                                  77      5,829,943
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.44%

Telephone & Data Systems, Inc.-
  Series A 7.60% Pfd.                               39,000        861,900
=========================================================================
    Total Preferred Stocks (Cost $15,845,178)                  15,747,239
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT SPONSORED AGENCY
  SECURITIES-3.07%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.84%

Sr. Unsec. Floating Rate Global Notes, 4.68%,
  02/17/09(c)(d)                               $ 1,200,000      1,203,312
-------------------------------------------------------------------------
Sr. Unsec. Notes, 6.25%, 03/29/22(c)           2,340,000(i)     2,354,882
=========================================================================
                                                                3,558,194
=========================================================================

STUDENT LOAN MARKETING ASSOCIATION-1.23%

Unsec. Unsub. Floating Rate Medium Term
  Notes, 2.99%, 12/15/08(c)(d)                     530,000        520,465
-------------------------------------------------------------------------
Series A, Medium Term Notes, 3.63%, 03/17/08     1,880,000      1,871,011
=========================================================================
                                                                2,391,476
=========================================================================
    Total U.S. Government Sponsored Agency
      Securities (Cost $5,935,346)                              5,949,670
=========================================================================

CERTIFICATES OF DEPOSIT-1.76%

Washington Mutual, Inc./Henderson N.V.,
  3.98%, 04/18/08 (Cost $3,370,148)(c)(d)        3,400,000      3,404,896
=========================================================================

ASSET-BACKED SECURITIES-1.10%

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-0.94%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bonds,
  3.76%, 10/25/36(b)(d)(f)(j)                      875,205        437,603
-------------------------------------------------------------------------
Wirefree Partners III CDO-Series 2005-1A,
  Notes, 6.00%, 11/17/19 (Acquired 10/12/06;
  Cost $1,368,167)(b)(c)                         1,382,969      1,390,285
=========================================================================
                                                                1,827,888
=========================================================================

AIM Short Term Bond Fund

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS-0.16%

Option One Mortgage Securities Corp.- Series
  2007-4A, Floating Rate Notes, 3.48%,
  04/25/12 (Acquired 05/11/07; Cost
  $330,771)(b)(d)(f)                           $   330,771   $    310,925
=========================================================================
    Total Asset-Backed Securities (Cost
      $2,565,756)                                               2,138,813
=========================================================================

COMMERCIAL PAPER-1.03%(K)

BROADCASTING & CABLE TV-1.03%

Cox Enterprises Inc., Floating Rate
  Commercial Paper, 4.25%, 02/06/08 (Acquired
  04/25/07-05/04/07; Cost $1,167,978) (Cost
  $1,998,819)(b)                                 2,000,000      1,998,819
=========================================================================


-------------------------------------------------------------------------
                                                 SHARES         VALUE
                                                 AMOUNT         VALUE

MONEY MARKET FUNDS-2.52%

Liquid Assets Portfolio-Institutional
  Class(l)                                       2,441,687   $  2,441,687
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(l)         2,441,687      2,441,687
=========================================================================
    Total Money Market Funds
      (Cost $4,883,374)                                         4,883,374
=========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-101.49% (Cost
  $197,264,463)                                               196,843,606
=========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-1.16%

Liquid Assets Portfolio-Institutional Class
  (Cost $2,255,921)(l)(m)                        2,255,921      2,255,921
=========================================================================
TOTAL INVESTMENTS-102.65% (Cost $199,520,384)                 199,099,527
-------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(2.65)%                          (5,145,193)
-------------------------------------------------------------------------
NET ASSETS-100.00%                                           $193,954,334
_________________________________________________________________________
=========================================================================

Notes to Schedule of Investments:

CDO    - Collateralized Debt Obligation
Ctfs.  - Certificates
Deb.   - Debentures
Gtd.   - Guaranteed
Jr.    - Junior
Pfd.   - Preferred

REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2008 was $49,906,476, which represented 25.73% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2008 was $174,865,241, which represented 90.16% of the Fund's Net Assets. See
    Note 1A.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2008.
(e) Perpetual bond with no specified maturity date.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2008 was $16,356,859, which represented 8.43% of the Fund's Net Assets.
(g) All or a portion of this security was out on loan at January 31, 2008.
(h) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 8.
(i) A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1J and Note 9.
(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at January 31, 2008 represented 0.23% of the Fund's Net Assets. See Note 1A.
(k) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(m) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Short Term Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008
(Unaudited)

ASSETS:

Investments, at value (Cost $192,381,089)*     $191,960,232
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $7,139,295)                               7,139,295
===========================================================
    Total investments (Cost $199,520,384)       199,099,527
===========================================================
Receivables for:
  Investments sold                                2,090,037
-----------------------------------------------------------
  Fund shares sold                                  626,681
-----------------------------------------------------------
  Dividends and Interest                          2,061,962
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               17,727
-----------------------------------------------------------
Other assets                                         25,088
===========================================================
    Total assets                                203,921,022
___________________________________________________________
===========================================================
LIABILITIES:

Payables for:
  Investments purchased                           5,149,846
-----------------------------------------------------------
  Fund shares reacquired                            569,473
-----------------------------------------------------------
  Dividends                                          99,826
-----------------------------------------------------------
  Collateral upon return of securities loaned     2,255,921
-----------------------------------------------------------
  Variation margin                                    7,313
-----------------------------------------------------------
Trustee deferred compensation and retirement
  plans                                              35,061
-----------------------------------------------------------
Unrealized depreciation on swap agreements        1,434,949
-----------------------------------------------------------
Premiums received on swap agreements                284,219
-----------------------------------------------------------
Accrued distribution fees                            41,241
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,370
-----------------------------------------------------------
Accrued transfer agent fees                          25,157
-----------------------------------------------------------
Accrued operating expenses                           62,312
===========================================================
    Total liabilities                             9,966,688
===========================================================
Net assets applicable to shares outstanding    $193,954,334
___________________________________________________________
===========================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                  $204,580,074
-----------------------------------------------------------
Undistributed net investment income                 (52,635)
-----------------------------------------------------------
Undistributed net realized gain (loss)           (8,699,629)
-----------------------------------------------------------
Unrealized appreciation (depreciation)           (1,873,476)
===========================================================
                                               $193,954,334
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 40,739,330
___________________________________________________________
===========================================================
Class C                                        $ 79,021,379
___________________________________________________________
===========================================================
Class R                                        $  1,131,877
___________________________________________________________
===========================================================
Institutional Class                            $ 73,061,748
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           4,225,747
___________________________________________________________
===========================================================
Class C                                           8,198,796
___________________________________________________________
===========================================================
Class R                                             117,256
___________________________________________________________
===========================================================
Institutional Class                               7,573,704
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.64
-----------------------------------------------------------
  Maximum offering price per share
  (Net asset value of $9.64 divided by
    97.50%)                                    $       9.89
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       9.64
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       9.65
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       9.65
___________________________________________________________
===========================================================

* At January 31, 2008, securities with an aggregate value of $2,195,757 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Short Term Bond Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2008
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $5,814,332
------------------------------------------------------------------------
Dividends                                                        293,521
------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $7,002)                            61,684
========================================================================
    Total investment income                                    6,169,537
========================================================================

EXPENSES:

Advisory fees                                                    368,342
------------------------------------------------------------------------
Administrative services fees                                      25,137
------------------------------------------------------------------------
Custodian fees                                                    11,865
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         39,949
------------------------------------------------------------------------
  Class C                                                        406,737
------------------------------------------------------------------------
  Class R                                                          3,197
------------------------------------------------------------------------
Transfer agent fees -- A, C and R                                 83,621
------------------------------------------------------------------------
Transfer agent fees -- Institutional                               1,574
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         10,162
------------------------------------------------------------------------
Other                                                             83,337
========================================================================
    Total expenses                                             1,033,921
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                (257,771)
========================================================================
    Net expenses                                                 776,150
========================================================================
Net investment income                                          5,393,387
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                            5,988
------------------------------------------------------------------------
  Futures contracts                                             (144,953)
------------------------------------------------------------------------
  Swap agreements                                                474,799
========================================================================
                                                                 335,834
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         (888,520)
------------------------------------------------------------------------
  Futures contracts                                               16,313
------------------------------------------------------------------------
  Swap agreements                                             (1,435,781)
========================================================================
                                                              (2,307,988)
========================================================================
Net realized and unrealized gain (loss)                       (1,972,154)
========================================================================
Net increase in net assets resulting from operations          $3,421,233
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Short Term Bond Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2008 and the year ended July 31, 2007 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2008            2007
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 5,393,387     $  8,900,047
------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        335,834       (1,051,872)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)         (2,307,988)         393,403
==========================================================================================
    Net increase in net assets resulting from operations        3,421,233        8,241,578
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (958,943)      (1,624,232)
------------------------------------------------------------------------------------------
  Class C                                                      (2,330,865)      (4,774,031)
------------------------------------------------------------------------------------------
  Class R                                                         (38,315)         (26,991)
------------------------------------------------------------------------------------------
  Institutional Class                                          (2,193,915)      (2,674,088)
==========================================================================================
    Decrease in net assets resulting from distributions        (5,522,038)      (9,099,342)
==========================================================================================
Share transactions-net:
  Class A                                                      12,427,525       (4,081,088)
------------------------------------------------------------------------------------------
  Class C                                                      (3,912,391)     (25,336,101)
------------------------------------------------------------------------------------------
  Class R                                                         530,739          147,739
------------------------------------------------------------------------------------------
  Institutional Class                                           6,389,298       15,822,093
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        15,435,171      (13,447,357)
==========================================================================================
    Net increase (decrease) in net assets                      13,334,366      (14,305,121)
==========================================================================================

NET ASSETS:

  Beginning of period                                         180,619,968      194,925,089
==========================================================================================
  End of period (including undistributed net investment
    income of $(52,635) and $76,016, respectively)            $193,954,334    $180,619,968
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES


AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.


    The Fund's investment objective is a high level of current income consistent with the preservation of capital.


    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

AIM Short Term Bond Fund


       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class.

AIM Short Term Bond Fund

     Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES


The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of 0.40 % of the Fund's average daily net assets.


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to 0.85%, 1.10% (after distribution fee waivers), 1.10% and 0.60% of average daily net assets, respectively, through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense

AIM Short Term Bond Fund

offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.


    Further, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).


    For the six months ended January 31, 2008, AIM waived advisory fees of $1,192 and reimbursed $41,969 of class level expenses of Class A, Class C and Class R shares in proportion to the net assets of each class.


    At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $1,904.


    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has contractually agreed to waive 0.50% of Rule 12b-1 plan fees on Class C shares through at least June 30, 2008. 12b-1 fees before fee waiver under this agreement are shown as distribution fees in the Statement of Operations. Fees incurred after fee waiver for Class C shares were $203,369.


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2008, ADI advised the Fund that ADI retained $4,357 in front-end sales commissions from the sale of Class A shares and $2, $789 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES


The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/07          AT COST          FROM SALES         01/31/08        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class            $410,836        $26,540,251       $(24,509,400)      $2,441,687       $27,269
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             410,836         26,540,251        (24,509,400)       2,441,687        27,413
=================================================================================================
  Subtotal         $821,672        $53,080,502       $(49,018,800)      $4,883,374       $54,682
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/07          AT COST          FROM SALES         01/31/08        INCOME*
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class            $     --        $ 5,018,134       $ (2,762,213)      $2,255,921       $ 7,002
=================================================================================================
  Total
    Investments
    in
    Affiliates     $821,672        $58,098,636       $(51,781,013)      $7,139,295       $61,684
_________________________________________________________________________________________________
=================================================================================================

* Net of compensation to counterparties.

AIM Short Term Bond Fund

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $9,337.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2008, the Fund paid legal fees of $1,403 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

    Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended January 31, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At January 31, 2008, securities with an aggregate value of $2,195,757 were on loan to brokers. The loans were secured by cash collateral of $2,255,921 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended January 31, 2008, the Fund received dividends on cash collateral investments of $7,002 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--FUTURES CONTRACTS

On January 31, 2008, U.S. mortgage-backed obligations with a value of $711,900 were pledged as collateral to cover margin requirements for open futures contracts.

                                            OPEN FUTURES CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                UNREALIZED
                                                              NUMBER OF        MONTH/            VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS      COMMITMENT        01/31/08       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       18        Mar-2008/Short     $(2,034,000)       $(17,670)
____________________________________________________________________________________________________________________________
============================================================================================================================

AIM Short Term Bond Fund

NOTE 9--CREDIT DEFAULT SWAP AGREEMENTS

                                  OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
----------------------------------------------------------------------------------------------------------------------
                                                                                            NOTIONAL      UNREALIZED
                                                BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY        REFERENCE ENTITY           PROTECTION     FIXED RATE         DATE        (000)      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Lehman Bros.
  Special     CDX North America
  Financing   Investment Grade High
  Inc.        Volatility Index                    Sell            0.75%(a)     06/20/12     $ 5,500      $  (208,974)
----------------------------------------------------------------------------------------------------------------------
Lehman Bros.
  Special
  Financing
  Inc.        MBIA Inc.                           Sell            1.90%        09/20/08       4,000         (316,658)
----------------------------------------------------------------------------------------------------------------------
Lehman Bros.
  Special
  Financing
  Inc.        Residential Capital, LLC            Sell            2.75%        09/20/08         525          (93,368)
----------------------------------------------------------------------------------------------------------------------
Lehman Bros.
  Special
  Financing
  Inc.        Residential Capital, LLC            Sell            5.00%(b)     03/20/08         525          (13,034)
----------------------------------------------------------------------------------------------------------------------
Lehman Bros.
  Special
  Financing
  Inc.        Residential Capital, LLC            Sell            6.80%        09/20/08         900         (141,641)
----------------------------------------------------------------------------------------------------------------------
Merrill
  Lynch
  International Ambac Financial Group, Inc.       Sell            2.30%        12/20/08       2,065         (216,483)
----------------------------------------------------------------------------------------------------------------------
Merrill
  Lynch
  International Ambac Financial Group, Inc.       Sell            6.75%        12/20/08       1,025          (70,690)
----------------------------------------------------------------------------------------------------------------------
Merrill
  Lynch
  International CIT Group Inc.                    Sell            2.40%        09/20/08         945          (29,840)
----------------------------------------------------------------------------------------------------------------------
Merrill
  Lynch
  International CIT Group Inc.                    Sell            2.50%        09/20/08         420          (13,001)
----------------------------------------------------------------------------------------------------------------------
Merrill
  Lynch
  International Lehman Brothers Holdings Inc.     Sell            0.90%        09/20/08       1,785          (11,922)
----------------------------------------------------------------------------------------------------------------------
Merrill
  Lynch
  International Residential Capital, LLC          Sell            5.00%(c)     03/20/08         400           (8,929)
----------------------------------------------------------------------------------------------------------------------
Merrill
  Lynch
  International Residential Capital, LLC          Sell            5.00%(d)     03/20/08       2,000          (49,653)
----------------------------------------------------------------------------------------------------------------------
UBS A.G.      Ambac Financial Group, Inc.         Sell            5.10%        12/20/08       1,025          (84,322)
----------------------------------------------------------------------------------------------------------------------
UBS A.G.      Ambac Financial Group, Inc.         Sell           11.00%        12/20/08       1,810          (62,824)
----------------------------------------------------------------------------------------------------------------------
UBS A.G.      MBIA Inc.                           Sell            7.10%        12/20/08       1,890         (121,582)
----------------------------------------------------------------------------------------------------------------------
UBS A.G.      Pulte Homes, Inc.                   Sell            4.20%        12/20/08       2,045           (3,651)
======================================================================================================================
  Subtotal
  Protection
    Sell                                                                                    $26,860      $(1,446,572)
======================================================================================================================
UBS A.G.      United Parcel Service, Inc.         Buy            (0.26)%       12/20/17     $   900      $    11,623
======================================================================================================================
  Total
    Credit
    Default
    Swap
  Agreements                                                                                             $(1,434,949)
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Unamortized premium at period-end of $214,688.
(b)  Unamortized premium at period-end of $12,300.
(c)  Unamortized premium at period-end of $10,373.
(d)  Unamortized premium at period-end of $46,858.

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                          CAPITAL
EXPIRATION                                           LOSS CARRYFORWARD*
-----------------------------------------------------------------------
July 31, 2011                                            $   20,292
-----------------------------------------------------------------------
July 31, 2012                                             1,787,880
-----------------------------------------------------------------------
July 31, 2013                                             1,424,485
-----------------------------------------------------------------------
July 31, 2014                                             3,488,405
-----------------------------------------------------------------------
July 31, 2015                                             1,556,368
=======================================================================
Total capital loss carryforward                          $8,277,430
_______________________________________________________________________
=======================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM Short Term Bond Fund

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2008 was $77,571,095 and $57,782,668, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $3,085,071
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (3,584,815)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $ (499,744)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $199,599,271.

NOTE 12--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class C, Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC.

                                            Changes in Shares Outstanding
---------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                 Year ended
                                                                 JANUARY 31, 2008(a)             July 31, 2007
                                                              -------------------------    --------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,270,073    $21,961,730     2,105,415    $ 20,649,964
---------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,110,410     10,756,391     2,216,799      21,748,420
---------------------------------------------------------------------------------------------------------------------
  Class R                                                        188,545      1,834,249        36,664         360,364
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            925,145      8,965,055     3,221,656      31,612,145
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         83,868        811,877       120,198       1,179,181
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        203,398      1,968,583       402,926       3,952,133
---------------------------------------------------------------------------------------------------------------------
  Class R                                                          3,864         37,444         2,739          26,905
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            226,456      2,193,746       272,524       2,673,513
=====================================================================================================================
Reacquired:
  Class A                                                     (1,067,515)   (10,346,082)   (2,636,888)    (25,910,233)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,717,410)   (16,637,365)   (5,203,156)    (51,036,654)
---------------------------------------------------------------------------------------------------------------------
  Class R                                                       (138,732)    (1,340,954)      (24,388)       (239,530)
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (492,000)    (4,769,503)   (1,880,525)    (18,463,565)
=====================================================================================================================
                                                               1,596,102    $15,435,171    (1,366,036)   $(13,447,357)
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 9% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
         In addition, 37% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

NOTE 13--SIGNIFICANT EVENT

At a meeting held on December 13, 2007, the Board of Trustees of Trust approved certain proposals to be presented for shareholder approval at a special meeting of the shareholders of the Trust intended to be held on February 29, 2008 (the "Special Meeting"). At the Special Meeting, shareholders of record as of the close of business on November 30, 2007, are entitled to vote their respective shares on several proposals that including, among others the following proposal(s).

    New proposed sub-advisory agreement between AIM and each of AIM Funds Management Inc., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisors") (the "New Sub-advisory Arrangements") . This proposal is intended to benefit the Fund and its shareholders by permitting AIM to utilize the additional resources and talent of these affiliated sub-advisors in managing the Fund. Because AIM would pay all of the sub-advisory fees of the sub-advisors, the new sub-advisory arrangements would not affect the fees the Fund pays pursuant to the advisory agreement. If approved by shareholders, the New Sub-advisory Arrangements are expected to become effective on or about May 1, 2008.

AIM Short Term Bond Fund


    If shareholders of the Fund have not approved all applicable proposals, the meeting will be adjourned. Information about adjourned meetings may be found at www.aiminvestments.com and clicking on "proxy voting" in the top right hand corner. A meeting will not be adjourned past March 28, 2008.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                    ---------------------------------------------------------------------------
                                                       SIX MONTHS                                             APRIL 30, 2004
                                                         ENDED                  YEAR ENDED JULY 31,         (COMMENCEMENT DATE)
                                                      JANUARY 31,          -----------------------------        TO JULY 31,
                                                          2008              2007       2006       2005             2004
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  9.75            $  9.80    $  9.93    $ 10.01          $10.03
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.28               0.51       0.40       0.25(a)         0.05(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.10)             (0.04)     (0.12)     (0.04)          (0.00)
===============================================================================================================================
    Total from investment operations                       0.18               0.47       0.28       0.21            0.05
===============================================================================================================================
Less dividends from net investment income                 (0.29)             (0.52)     (0.41)     (0.29)          (0.07)
===============================================================================================================================
Net asset value, end of period                          $  9.64            $  9.75    $  9.80    $  9.93          $10.01
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                            1.88%              4.84%      2.92%      2.14%           0.46%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $40,739            $28,663    $32,851    $29,250          $6,971
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.86%(c)           0.86%      0.86%      0.86%           0.85%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                         0.94%(c)           0.98%      0.98%      1.00%           0.96%(d)
===============================================================================================================================
Ratio of net investment income to average net
  assets                                                   5.82%(c)           5.14%      4.04%      2.53%           1.92%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                   32%               101%        82%       103%            126%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $31,785,058.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Short Term Bond Fund

                                                                                 CLASS C
                                        -----------------------------------------------------------------------------------------
                                           SIX MONTHS                                                           AUGUST 30, 2002
                                             ENDED                         YEAR ENDED JULY 31,                (COMMENCEMENT DATE)
                                          JANUARY 31,          -------------------------------------------        TO JULY 31,
                                              2008              2007        2006        2005        2004             2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  9.75            $  9.80    $   9.93    $  10.01    $  10.02         $  10.01
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.27               0.48        0.38        0.22(a)     0.16(a)          0.12(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            (0.10)             (0.04)      (0.13)      (0.04)       0.08             0.14
=================================================================================================================================
    Total from investment operations           0.17               0.44        0.25        0.18        0.24             0.26
=================================================================================================================================
Less distributions:
  Dividends from net investment income        (0.28)             (0.49)      (0.38)      (0.26)      (0.25)           (0.25)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                              --                 --          --          --          --            (0.00)
=================================================================================================================================
    Total distributions                       (0.28)             (0.49)      (0.38)      (0.26)      (0.25)           (0.25)
=================================================================================================================================
Net asset value, end of period              $  9.64            $  9.75    $   9.80    $   9.93    $  10.01         $  10.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                1.76%              4.59%       2.61%       1.79%       2.44%            2.58%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                  $79,021            $83,869    $109,622    $203,806    $318,282         $337,480
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                             1.11%(c)           1.11%       1.17%       1.21%       1.20%            1.20%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.69%(c)           1.73%       1.73%       1.66%       1.61%            1.60%(d)
=================================================================================================================================
Ratio of net investment income to
  average net assets                           5.57%(c)           4.89%       3.73%       2.18%       1.57%            1.28%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                       32%               101%         82%        103%        126%              88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $80,905,275.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                     CLASS R
                                                    -------------------------------------------------------------------------
                                                       SIX MONTHS                                          APRIL 30, 2004
                                                         ENDED               YEAR ENDED JULY 31,        (COMMENCEMENT DATE)
                                                      JANUARY 31,          ------------------------         TO JULY 31,
                                                          2008             2007     2006      2005              2004
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 9.77            $9.82    $9.94    $10.02            $10.03
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.26            0.48     0.37       0.23(a)           0.04(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.10)           (0.04)   (0.10)    (0.04)             0.01
=============================================================================================================================
    Total from investment operations                       0.16            0.44     0.27       0.19              0.05
=============================================================================================================================
Less dividends from net investment income                 (0.28)           (0.49)   (0.39)    (0.27)            (0.06)
=============================================================================================================================
Net asset value, end of period                           $ 9.65            $9.77    $9.82    $ 9.94            $10.02
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                            1.66%           4.59%    2.77%      1.88%             0.49%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $1,132            $621     $477     $  158            $   11
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.11%(c)        1.11%    1.11%      1.11%             1.10%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                         1.19%(c)        1.23%    1.23%      1.16%             1.11%(d)
=============================================================================================================================
Ratio of net investment income to average net
  assets                                                   5.57%(c)        4.89%    3.79%      2.28%             1.67%(d)
=============================================================================================================================
Portfolio turnover rate(e)                                   32%            101%      82%       103%              126%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,271,946.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Short Term Bond Fund

                                                                               INSTITUTIONAL CLASS
                                                  ------------------------------------------------------------------------------
                                                     SIX MONTHS                                               APRIL 30, 2004
                                                       ENDED                  YEAR ENDED JULY 31,         (COMMENCEMENT DATE) TO
                                                    JANUARY 31,          -----------------------------           JULY 31,
                                                        2008              2007       2006       2005               2004
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  9.76            $  9.81    $  9.93    $ 10.01            $10.03
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.30               0.53       0.42       0.28(a)           0.05(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                            (0.10)             (0.04)     (0.10)     (0.04)            (0.00)
================================================================================================================================
    Total from investment operations                     0.20               0.49       0.32       0.24              0.05
================================================================================================================================
Less dividends from net investment income               (0.31)             (0.54)     (0.44)     (0.32)            (0.07)
================================================================================================================================
Net asset value, end of period                        $  9.65            $  9.76    $  9.81    $  9.93            $10.01
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                          2.04%              5.13%      3.31%      2.42%             0.52%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $73,062            $67,467    $51,975    $33,301            $6,773
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         0.55%(c)           0.58%      0.58%      0.57%             0.60%(d)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                       0.55%(c)           0.58%      0.58%      0.58%             0.61%(d)
================================================================================================================================
Ratio of net investment income to average net
  assets                                                 6.13%(c)           5.42%      4.32%      2.82%             2.71%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                 32%               101%        82%       103%              126%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $69,207,629.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007 and the Distribution Plans are awaiting final approval by the SEC. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM Short Term Bond Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Short Term Bond Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                            EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
                           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
        CLASS               (08/01/07)        (01/31/08)(1)       PERIOD(2)        (01/31/08)         PERIOD(2)         RATIO
          A                  $1,000.00          $1,018.80          $ 4.36           $1,020.81           $4.37            0.86%
          C                   1,000.00           1,017.60            5.63            1,019.56            5.63            1.11
          R                   1,000.00           1,016.60            5.63            1,019.56            5.63            1.11

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

Supplement to Semiannual Report dated 1/31/08

AIM Short Term Bond Fund

Institutional Class Shares                   ==========================================        THE TOTAL ANNUAL FUND OPERATING
                                             AVERAGE ANNUAL TOTAL RETURNS                 EXPENSE RATIO SET FORTH IN THE MOST RECENT
The following information has been           For periods ended 1/31/08                    FUND PROSPECTUS AS OF THE DATE OF THIS
prepared to provide Institutional Class                                                   SUPPLEMENT FOR INSTITUTIONAL CLASS SHARES
shareholders with a performance overview     Inception                            3.33%   WAS 0.58%.(1) THE EXPENSE RATIOS PRESENTED
specific to their holdings. Institutional       5 Years                           3.32    ABOVE MAY VARY FROM THE EXPENSE RATIOS
Class shares are offered exclusively to         1 Year                            4.42    PRESENTED IN OTHER SECTIONS OF THE ACTUAL
institutional investors, including defined      6 Months*                         2.04    REPORT THAT ARE BASED ON EXPENSES INCURRED
contribution plans that meet certain                                                      DURING THE PERIOD COVERED BY THIS
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 SUPPLEMENT.
                                             For periods ended 12/31/07, most recent
                                             calendar quarter-end                              PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             Inception                            3.30%   RECENT RETURNS MAY BE MORE OR LESS THAN
                                                5 Years                           3.23    THOSE SHOWN. ALL RETURNS ASSUME
                                                1 Year                            4.28    REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                                6 Months*                         1.97    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                                                                          FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                             *    Cumulative total return that has not    MAY BE WORTH MORE OR LESS THAN THEIR
                                                  been annualized                         ORIGINAL COST. SEE FULL REPORT FOR
                                             ==========================================   INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE   MORE INFORMATION. FOR THE MOST CURRENT
                                             IS APRIL, 30, 2004. RETURNS SINCE THAT       MONTH-END PERFORMANCE, PLEASE CALL
                                             DATE ARE HISTORICAL RETURNS. ALL OTHER       800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             RETURNS ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND    (1)  Total annual operating expenses less
                                             RESTATED CLASS C SHARE PERFORMANCE (FOR           any contractual fee waivers and/or
                                             PERIODS PRIOR TO THE INCEPTION DATE OF            expense reimbursements by the advisor
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET          in effect through at least June 30,
                                             VALUE (NAV) AND REFLECT THE RULE 12B-1            2008. See current prospectus for more
                                             FEES APPLICABLE TO CLASS C SHARES. CLASS C        information.
                                             SHARES' INCEPTION DATE IS AUGUST 30, 2002.

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES PRIMARILY DUE TO
                                             DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [AIM INVESTMENTS LOGO]
AIMinvestments.com STB-INS-2  A I M Distributors, Inc.  --REGISTERED TRADEMARK--

AIM Short Term Bond Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
        CLASS             (08/01/07)      (01/31/08)(1)     PERIOD(2)      (01/31/08)       PERIOD(2)       RATIO
    Institutional          $1,000.00        $1,020.40         $2.79         $1,022.37         $2.80          0.55%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

                                           Fund holdings and proxy voting
         [EDELIVERY                        information
        GO PAPERLESS
AIMINVESTMENTS.COM/EDELIVERY               The Fund provides a complete list of
          GRAPHIC]                         its holdings four times in each
                                           fiscal year, at the quarter-ends. For
REGISTER FOR EDELIVERY                     the second and fourth quarters, the
                                           lists appear in the Fund's semiannual
eDelivery is the process of receiving      and annual reports to shareholders.
your fund and account information via      For the first and third quarters, the
e-mail. Once your quarterly statements,    Fund files the lists with the
tax forms, fund reports, and               Securities and Exchange Commission
prospectuses are available, we will send   (SEC) on Form N-Q. The most recent
you an e-mail notification containing      list of portfolio holdings is
links to these documents. For security     available at AIMinvestments.com. From
purposes, you will need to log in to       our home page, click on Products &
your account to view your statements and   Performance, then Mutual Funds, then
tax forms.                                 Fund Overview. Select your Fund from
                                           the drop-down menu and click on
WHY SIGN UP?                               Complete Quarterly Holdings.
                                           Shareholders can also look up the
Register for eDelivery to:                 Fund's Forms N-Q on the SEC Web site
                                           at sec.gov. Copies of the Fund's
-    save your Fund the cost of printing   Forms N-Q may be reviewed and copied
     and postage.                          at the SEC Public Reference Room in
                                           Washington, D.C. You can obtain
-    reduce the amount of paper you        information on the operation of the
     receive.                              Public Reference Room, including
                                           information about duplicating fee
-    gain access to your documents         charges, by calling 202-942-8090 or
     faster by not waiting for the mail.   800-732-0330, or by electronic
                                           request at the following e-mail
-    view your documents online anytime    address: publicinfo@sec.gov. The SEC
     at your convenience.                  file numbers for the Fund are
                                           811-05686 and 033-39519.
-    save the documents to your personal
     computer or print them out for your   A description of the policies and
     records.                              procedures that the Fund uses to
                                           determine how to vote proxies
HOW DO I SIGN UP?                          relating to portfolio securities is
                                           available without charge, upon
It's easy. Just follow these simple        request, from our Client Services
steps:                                     department at 800-959-4246 or on the
                                           AIM Web site, AIMinvestments.com. On
1.   Log in to your account.               the home page, scroll down and click
                                           on Proxy Policy. The information is
2.   Click on the "Service Center" tab.    also available on the SEC Web site,
                                           sec.gov.
3.   Select "Register for eDelivery" and
     complete the consent process.         Information regarding how the Fund
                                           voted proxies related to its
This AIM service is provided by AIM        portfolio securities during the 12
Investment Services, Inc.                  months ended June 30, 2007, is
                                           available at our Web site. Go to
                                           AIMinvestments.com, access the About
                                           Us tab, click on Required Notices and
                                           then click on Proxy Voting Activity.
                                           Next, select the Fund from the
                                           drop-down menu. The information is
                                           also available on the SEC Web site,
                                           sec.gov.

                                           STB-SAR-1    A I M Distributors, Inc.

                                                          [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

FIXED INCOME

                                                                AIM Total Return
                                                                       Bond Fund

Intermediate-Term Taxable
Investment Grade

                            Semiannual Report to Shareholders - January 31, 2008

Table of Contents

Fund Performance ................    2
Letter to Shareholders ..........    3
Schedule of Investments .........    4
Financial Statements ............   14
Notes to Financial Statements ...   18
Financial Highlights ............   26
Fund Expenses ...................   30

                                 For the most current month-end Fund performance
                                and commentary, please visit AIMinvestments.com.

                                 Unless otherwise noted, all data in this report
                                            are from A I M Management Group Inc.

                                              If used after April 20, 2008, this
                                                 report must be accompanied by a
                                                        Fund fact sheet or by an
                                                AIM Quarterly Performance Review
                                                for the most recent quarter-end.

                     ===========================================================
                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                        CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE
                     COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
                            INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
                     ===========================================================

[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIM Total Return Bond Fund

Fund performance

=====================================================

PERFORMANCE SUMMARY                                     lower or higher. Please
                                                        visit AIMinvestments.com
FUND VS. INDEXES                                        for the most recent
                                                        month-end performance.
Cumulative total returns, 7/31/07-1/31/08, at net       Performance figures
asset value (NAV). Performance shown does not include   reflect reinvested
applicable CDSC or front-end sales charges, which       distributions, changes in
would have reduced performance.                         net asset value and the
                                                        effect of the maximum
Class A Shares                                  3.05%   sales charge unless
Class B Shares                                  2.67    otherwise stated.
Class C Shares                                  2.57    Performance figures do
Class R Shares                                  2.92    not reflect deduction of
Lehman Brothers U.S. Aggregate Bond Index               taxes a shareholder would
   (triangle) (Broad Market/Style-Specific              pay on Fund distributions
   Index)                                       6.82    or sale of Fund shares.
Lipper Intermediate Investment Grade Debt               Investment return and
   Funds Index (triangle) (Peer Group Index)    5.84    principal value will
                                                        fluctuate so that you may
Source: (triangle) Lipper Inc.                          have a gain or loss when
                                                        you sell shares.
The LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX covers
U.S.investment-grade fixed-rate bonds with components        The net annual Fund
for government and corporate securities, mortgage       operating expense ratio
pass-throughs, and asset-backed securities.             set forth in the most
                                                        recent Fund prospectus as
     The LIPPER INTERMEDIATE INVESTMENT GRADE DEBT      of the date of this
FUNDS INDEX is an equally weighted representation of    report for Class A, Class
the largest funds in the Lipper Intermediate            B, Class C and Class R
Investment Grade Debt Funds category. These funds       shares was 1.01%, 1.76%,
invest at least 65% of assets in investment-grade       1.76% and 1.26%,
debt issues (rated in the top four grades) with         respectively.1 The total
dollar-weighted average maturities of five to ten       annual Fund operating
years.                                                  expense ratio set forth
                                                        in the most recent Fund
     The Fund is not managed to track the performance   prospectus as of the date
of any particular index, including the indexes          of this report for Class
defined here, and consequently, the performance of      A, Class B, Class C and
the Fund may deviate significantly from the             Class R shares was 1.20%,
performance of the indexes.                             1.95%, 1.95% and 1.45%,
                                                        respectively. The expense
     A direct investment cannot be made in an index.    ratios presented above
Unless otherwise indicated, index results include       may vary from the expense
reinvested dividends, and they do not reflect sales     ratios presented in other
charges. Performance of an index of funds reflects      sections of this report
fund expenses; performance of a market index does       that are based on
not.                                                    expenses incurred during
                                                        the period covered by
=====================================================   this report.

=========================   =========================        Class A share
                                                        performance reflects the
AVERAGE ANNUAL TOTAL        AVERAGE ANNUAL TOTAL        maximum 4.75% sales
RETURNS                     RETURNS                     charge, and Class B and
As of 1/31/08, including    As of 12/31/07, the most    Class C share performance
maximum applicable sales    recent quarter-end,         reflects the applicable
charges                     including maximum           contingent deferred sales
                            applicable sales charges    charge (CDSC) for the
CLASS A SHARES                                          period involved. The CDSC
Inception                   CLASS A SHARES              on Class B shares
   (12/31/01)       4.05%   Inception                   declines from 5%
   5 Years          3.20       (12/31/01)       3.99%   beginning at the time of
   1 Year          -0.02       5 Years          3.11    purchase to 0% at the
                               1 Year          -0.77    beginning of the seventh
CLASS B SHARES                                          year. The CDSC on Class C
Inception                   CLASS B SHARES              shares is 1% for the
   (12/31/01)       4.11%   Inception                   first year after
   5 Years          3.09       (12/31/01)       3.94%   purchase. Class R shares
   1 Year          -0.81       5 Years          3.02    do not have a front-end
                               1 Year          -1.39    sales charge; returns
CLASS C SHARES                                          shown are at net asset
Inception                   CLASS C SHARES              value and do not reflect
   (12/31/01)      4.11%    Inception                   a 0.75% CDSC that may be
   5 Years          3.44       (12/31/01)       4.08%   imposed on a total
   1 Year           3.18       5 Years          3.36    redemption of retirement
                               1 Year           2.57    plan assets within the
CLASS R SHARES                                          first year.
   Inception        4.65%   CLASS R SHARES
   5 Years          3.96    Inception           4.62%        The performance of
   1 Year           4.69       5 Years          3.88    the Fund's share classes
                               1 Year           4.08    will differ primarily due
                                                        to different sales charge
=========================   =========================   structures and class
                                                        expenses.
Class R shares' inception   value, adjusted to
date is April 30, 2004.     reflect the higher Rule          Had the advisor not
Returns since that date     12b-1 fees applicable to    waived fees and/or
are historical returns.     Class R shares. Class A     reimbursed expenses in
All other returns are       shares' inception date is   the past, performance
blended returns of          December 31, 2001.          would have been lower.
historical Class R share
performance and restated         The performance data   (1)  Total annual
Class A share performance   quoted represent past            operating expenses
(for periods prior to the   performance and cannot           less any contractual
inception date of Class R   guarantee comparable             fee waivers and/or
shares) at net asset        future results; current          expense
                            performance may be               reimbursements by
                                                             the advisor in
                                                             effect through at
                                                             least June 30, 2008.
                                                             See current
                                                             prospectus for more
                                                             information.

AIM Total Return Bond Fund

                    Dear Fellow AIM Fund Shareholders:

                    The lines of communication are open: More than 250 of you
                    have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50
                    shareholders have contacted me directly by e-mail. When I
                    could respond quickly and easily to a shareholder's specific
    [CROCKETT       concern I did, but the messages for the most part raised
      PHOTO]        consistent issues that I respond to here.

                         I have received many suggestions, a few complaints, and
                    one offer to buy a gold mine! In general, your letters
                    expressed an appreciation for transparency, frankness and
                    the opportunity to comment. Nevertheless, several
                    shareholders found room for improvement in communications.
                    Some would like more concise letters while others would
                    prefer reports to be more customized for their particular
                    information needs. With these reports going to tens of
                    thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as
Bruce L. Crockett   well as the information required by law. The ability to
                    change or further customize letters and reports is also
                    affected by technology, timeliness and cost.

                         Online survey responders preferred electronic
                    communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

                         The correspondence shows that improving fund
                    performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold.
                    Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry Regulatory
                    Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with AIM Investments to make improved performance a top priority for all fund managers.

                         Expense levels came up as another dominant issue, and
                    no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind.
                    While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

                         The value of communication between the Board and
                    shareholders has been noted within and beyond the AIM community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important.
                    Morningstar--REGISTERED TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where AIM was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

                         In other news, Ruth Quigley retired from your Board at
                    the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation
                    Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema
                    Mathi-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

                         Your Board looks forward to another year of diligent
                    effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board of Trustees

                    March 18, 2008

AIM Total Return Bond Fund

PORTFOLIO COMPOSITION

By industry, based on Net Assets
As of January 31, 2008


---------------------------------------------------------
U.S. Mortgage-Backed Securities                   26.7%
---------------------------------------------------------
Other Diversified Financial Services              16.1
---------------------------------------------------------
Diversified Banks                                 14.3
---------------------------------------------------------
Investment Banking & Brokerage                     5.0
---------------------------------------------------------
Thrifts & Mortgage Finance                         4.1
---------------------------------------------------------
Asset Management & Custody Banks                   3.9
---------------------------------------------------------
Wireless Telecommunication Services                3.8
---------------------------------------------------------
Broadcasting & Cable TV                            3.7
---------------------------------------------------------
Regional Banks                                     3.6
---------------------------------------------------------
Property & Casualty Insurance                      3.4
---------------------------------------------------------
Other Industries With Less Than 3.0% of Total
  Net Assets                                      37.5
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                    (22.1)
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS(a)

January 31, 2008
(Unaudited)


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------
BONDS & NOTES-72.91%

AEROSPACE & DEFENSE-0.24%

Systems 2001 Asset Trust LLC (United
  Kingdom)-Series 2001, Class G, Jr. Sec.
  Pass Through Ctfs., (INS-MBIA Insurance
  Corp.) 6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost
  $1,163,369)(b)(c)(d)                         $ 1,071,376   $   1,130,249
==========================================================================

AGRICULTURAL PRODUCTS-0.46%

Corn Products International Inc., Sr. Unsec.
  Notes, 8.45%, 08/15/09(c)                      2,000,000       2,156,340
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.91%

Bank of New York Institutional Capital Trust-
  Series A, Jr. Sub. Trust Pfd. Capital
  Securities, 7.78%, 12/01/26 (Acquired
  06/12/03-11/28/07; Cost $4,065,310)(c)(d)      3,900,000       4,058,652
--------------------------------------------------------------------------
Tokai Preferred Capital Co. LLC-Series A,
  Bonds, 9.98% (Acquired 11/26/07; Cost
  $202,000)(c)(d)(e)                               200,000         204,992
==========================================================================
                                                                 4,263,644
==========================================================================

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------


AUTOMOBILE MANUFACTURERS-1.06%

Daimler Finance North America LLC,
  Unsec. Gtd. Unsub. Global Notes,
  4.05%, 06/04/08(c)                           $ 1,370,000   $   1,372,493
--------------------------------------------------------------------------
  Series E,
  Unsec. Gtd. Unsub. Floating Rate Medium
  Term Notes,
  5.44%, 10/31/08(c)(f)                          3,549,000       3,548,079
==========================================================================
                                                                 4,920,572
==========================================================================

AUTOMOTIVE RETAIL-0.33%

AutoZone Inc., Sr. Unsec. Deb., 6.50%,
  07/15/08(c)                                    1,530,000       1,546,784
==========================================================================

BROADCASTING & CABLE TV-2.64%

Comcast Cable Communications Holdings Inc.,
  Sr. Unsec. Gtd. Global Notes, 9.46%,
  11/15/22(c)                                    2,568,000       3,290,661
--------------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12(c)                            1,725,000       2,043,504
--------------------------------------------------------------------------
Cox Communications Inc., Unsec. Notes, 3.88%,
  10/01/08(c)                                      200,000         199,972
--------------------------------------------------------------------------

AIM Total Return Bond Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Cox Enterprises, Inc.,
  Notes, 4.38%, 05/01/08 (Acquired
  04/25/07-05/17/07; Cost $1,938,311)(c)(d)    $ 1,960,000   $   1,960,314
--------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.88%, 09/15/10 (Acquired 05/02/07; Cost
  $518,317)(c)(d)                                  483,000         524,296
--------------------------------------------------------------------------
Jones Intercable Inc., Sr. Unsec. Gtd. Notes,
  7.63%, 04/15/08(c)                               500,000         505,290
--------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
  Unsec. Gtd. Notes, 10.15%, 05/01/12(c)         3,250,000       3,792,035
==========================================================================
                                                                12,316,072
==========================================================================

BUILDING PRODUCTS-0.90%

American Standard Inc., Sr. Unsec. Gtd.
  Notes, 7.38%, 02/01/08(c)                      4,175,000       4,174,415
==========================================================================

CONSUMER FINANCE-1.94%

Capital One Capital III, Jr. Gtd. Sub. Notes,
  7.69%, 08/15/36(c)                               660,000         513,368
--------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes, 7.13%, 08/01/08(c)                      1,000,000       1,015,130
--------------------------------------------------------------------------
HSBC America Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 7.81%, 12/15/26
  (Acquired 08/16/07-09/10/07; Cost
  $1,554,500)(c)(d)                              1,500,000       1,561,140
--------------------------------------------------------------------------
MBNA Capital-Series A, Jr. Gtd. Trust Pfd.
  Capital Securities, 8.28%, 12/01/26(c)           170,000         177,339
--------------------------------------------------------------------------
SLM Corp.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  5.08%, 03/16/09 (Acquired 09/25/07; Cost:
  $1,058,750)(c)(d)(f)                           1,100,000       1,055,762
--------------------------------------------------------------------------
  Unsec. Floating Rate Medium-Term Notes,
  4.25%, 04/14/08(c)(f)                          3,100,000       3,078,964
--------------------------------------------------------------------------
  Series A,
  Medium Term Notes,
  3.95%, 08/15/08(c)                             1,655,000       1,626,236
==========================================================================
                                                                 9,027,939
==========================================================================

DIVERSIFIED BANKS-13.23%

ANZ Capital Trust I, Sub. First Tier Bonds,
  4.48% (Acquired 06/21/07; Cost
  $2,647,610)(c)(d)(e)                           2,725,000       2,751,024
--------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/22/05;
  Cost $939,015)(c)(d)                             750,000         791,265
--------------------------------------------------------------------------
BankAmerica Institutional,-Series A,
  Jr. Gtd. Sub. Trust Pfd. Capital
  Securities,
  8.07%, 12/31/26 (Acquired
  09/26/06-12/21/07; Cost $4,925,253)(c)(d)      4,780,000       4,981,429
--------------------------------------------------------------------------
  -Series B,
  Jr. Gtd. Sub. Trust Pfd. Capital
  Securities,
  7.70%, 12/31/26 (Acquired
  12/12/06-07/11/07; Cost $6,784,704)(c)(d)      6,530,000       6,788,261
--------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

BBVA International Preferred S.A. Unipersonal
  (Spain), Jr. Unsec. Gtd. Sub. Notes, 5.92%
  (Acquired 03/22/07; Cost $570,000)(c)(d)(e)  $   570,000   $     513,296
--------------------------------------------------------------------------
Calyon (France), Gtd. Floating Rate
  Medium Term Notes, 3.40%, 02/11/08
  (Acquired 04/02/07; Cost
  $2,338,250)(c)(d)(f)                           2,350,000       2,258,374
--------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.85%, 06/01/27
  (Acquired 05/22/03; Cost $379,629)(c)(d)         300,000         315,177
--------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.23%, 02/01/27(c)           195,000         203,440
--------------------------------------------------------------------------
First Union Capital I-Series A, Jr. Gtd. Sub.
  Trust Pfd. Capital Securities, 7.94%,
  01/15/27(c)                                   16,290,000      16,704,255
--------------------------------------------------------------------------
First Union Institutional Capital I, Jr.
  Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities, 8.04%, 12/01/26(c)                 6,890,000       7,135,353
--------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)- Series
  1, Unsec. Sub. Floating Rate Euro Notes,
  5.13%(c)(e)(f)                                   300,000         219,000
--------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Jr. Unsec. Gtd. Sub. Second Tier
  Euro Bonds, 8.38%(c)(e)                        1,335,000       1,353,002
--------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 5.56%, 08/29/87(c)(f)             70,000          55,650
--------------------------------------------------------------------------
National Westminster Bank PLC
  (United Kingdom)-Series B, Unsec. Sub.
  Floating Rate Euro Notes, 5.56%(c)(e)(f)         100,000          70,998
--------------------------------------------------------------------------
NBD Bank N.A., Unsec. Sub. Bonds, 8.25%,
  11/01/24(c)                                      205,000         239,346
--------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg), Euro Notes,
  6.50%, 08/11/08(c)                               830,000         831,831
--------------------------------------------------------------------------
RBS Capital Trust III, Jr. Gtd. Sub. Trust
  Pfd. Global Capital Securities, 5.51%(c)(e)      330,000         307,375
--------------------------------------------------------------------------
Republic New York Capital I, Gtd. Capital
  Securities, 7.75%, 11/15/26(c)                 5,090,000       5,222,594
--------------------------------------------------------------------------
Skandinaviska Enskilda Banken A.B. (Sweden),
  Unsec. Sub. Notes, 7.50% (Acquired
  02/02/07; Cost $622,302)(c)(d)(e)                600,000         623,704
--------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(c)(e)            1,700,000       1,710,710
--------------------------------------------------------------------------
U.S. Bank N.A., Sr. Unsec. Medium Term Notes,
  5.92%, 05/25/12(c)                             1,965,700       2,108,233
--------------------------------------------------------------------------
VTB Capital S.A. (Luxembourg) Sr. Sec.
  Unsub., 6.66%, 11/02/09 (Acquired 10/25/07;
  Cost $4,000,000)(c)(d)                         4,000,000       4,019,640
--------------------------------------------------------------------------
Wachovia Capital Trust V, Jr. Gtd. Sub. Trust
  Pfd. Capital Securities, 7.97%, 06/01/27
  (Acquired 08/08/07; Cost $2,507,485)(c)(d)     2,410,000       2,478,974
==========================================================================
                                                                61,682,931
==========================================================================

AIM Total Return Bond Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

DIVERSIFIED CHEMICALS-0.41%

Bayer Corp., Bonds, 6.20%, 02/15/08 (Acquired
  08/01/06-01/16/07; Cost $1,001,894)(c)(d)    $   995,000   $     998,582
--------------------------------------------------------------------------
Union Carbide Corp., Sr. Unsec. Notes, 6.70%,
  04/01/09(c)                                      910,000         919,555
==========================================================================
                                                                 1,918,137
==========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.77%

Erac USA Finance Co.,
  Sr. Unsec. Gtd. Notes,
  7.00%, 10/15/37 (Acquired 10/10/07; Cost
  $1,982,680)(c)(d)                              2,000,000       1,770,300
--------------------------------------------------------------------------
  Unsec. Gtd. Notes,
  5.80%, 10/15/12 (Acquired 10/10/07; Cost
  $1,808,606)(c)(d)                              1,810,000       1,829,476
==========================================================================
                                                                 3,599,776
==========================================================================

DIVERSIFIED METALS & MINING-0.13%

Reynolds Metals Co.,
  Sr. Unsec. Unsub. Medium-Term Notes, 7.00%,
  05/15/09(c)                                      606,000         620,914
==========================================================================

ELECTRIC UTILITIES-1.13%

Entergy Gulf States Inc.,
  Sec. First Mortgage Bonds,
  3.60%, 06/01/08(c)                               345,000         343,544
--------------------------------------------------------------------------
  Sec. Floating Rate First Mortgage Bonds,
  5.90%, 12/08/08 (Acquired 04/04/07; Cost
  $1,341,849)(c)(d)(f)                           1,340,000       1,340,225
--------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series G,
  Sr. Unsec. Notes, 7.75%, 10/01/08(c)             620,000         637,323
--------------------------------------------------------------------------
PECO Energy Co., Sec. First Mortgage Bonds,
  5.95%, 11/01/11(c)                               500,000         526,650
--------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Unsec. Unsub.
  Global Notes, 6.13%, 06/01/08(c)               1,445,000       1,453,670
--------------------------------------------------------------------------
Yorkshire Power Finance (United Kingdom)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08(c)                        960,000         961,344
==========================================================================
                                                                 5,262,756
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.29%

Thomas & Betts Corp., Medium Term Notes,
  6.63%, 05/07/08(c)                             1,350,000       1,350,324
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.98%

Waste Management Inc.,
  Sr. Unsec. Deb.,
  8.75%, 05/01/18(c)                             3,590,000       3,624,607
--------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  6.50%, 11/15/08(c)                               945,000         962,804
==========================================================================
                                                                 4,587,411
==========================================================================

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------


FOOD RETAIL-0.52%

Kroger Co. (The), Sr. Unsec. Notes, 6.38%,
  03/01/08(c)                                  $   750,000   $     751,523
--------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Unsub. Floating Rate
  Notes, 5.21%, 03/27/09(c)(f)                   1,655,000       1,659,615
==========================================================================
                                                                 2,411,138
==========================================================================

FOREST PRODUCTS-0.56%

Norbord Inc. (Canada), Unsec. Yankee Deb.,
  8.13%, 03/20/08(c)                             2,620,000       2,622,699
==========================================================================

GAS UTILITIES-0.83%

CenterPoint Energy Resources Corp., Sr.
  Unsec. Deb., 6.50%, 02/01/08(c)                2,180,000       2,179,738
--------------------------------------------------------------------------
National Fuel Gas Co.-Series D, Medium Term
  Notes, 6.30%, 05/27/08(c)                         50,000          50,456
--------------------------------------------------------------------------
Panhandle Eastern Pipeline, Sr. Unsec. Global
  Notes, 4.80%, 08/15/08(c)                      1,640,000       1,640,804
==========================================================================
                                                                 3,870,998
==========================================================================

GOLD-0.07%

Newmont Gold Co.-Series A1, Sec. Pass Through
  Ctfs., 8.91%, 01/05/09(c)                        296,790         309,676
==========================================================================

HEALTH CARE DISTRIBUTORS-0.44%

Cardinal Health Inc., Sr. Unsec. Notes,
  6.25%, 07/15/08(c)                             2,005,000       2,029,000
==========================================================================

HOMEBUILDING-1.08%

Centex Corp., Sr. Unsec. Notes, 4.88%,
  08/15/08(c)                                    2,535,000       2,496,671
--------------------------------------------------------------------------
D.R. Horton Inc., Sr. Unsec. Gtd. Notes,
  5.00%, 01/15/09(c)                             1,510,000       1,449,056
--------------------------------------------------------------------------
Ryland Group Inc. (The), Sr. Unsec. Notes,
  5.38%, 06/01/08(c)                             1,113,000       1,106,545
==========================================================================
                                                                 5,052,272
==========================================================================

HOUSEWARES & SPECIALTIES-0.11%

Newell Rubbermaid Inc.-Series A, Unsec.
  Unsub. Putable Medium Term Notes, 6.35%,
  07/15/08(c)                                      500,000         503,695
==========================================================================

INDUSTRIAL MACHINERY-0.10%

ITT Corp., Sr. Deb.,
  8.55%, 06/15/09(c)                               450,000         479,961
==========================================================================
INDUSTRIAL REIT'S-0.05%

ProLogis, Sr. Unsec. Unsub. Notes, 7.10%,
  04/15/08(c)                                      240,000         241,243
==========================================================================

INSURANCE BROKERS-0.44%

Marsh & McLennan Cos., Inc., Unsec. Global
  Bonds, 3.63%, 02/15/08(c)                      2,030,000       2,028,762
==========================================================================

AIM Total Return Bond Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

INTEGRATED OIL & GAS-0.87%

ConocoPhillips, Sr. Unsec. Deb., 7.13%,
  03/15/28(c)                                  $   959,000   $     990,647
--------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Unsec. Sub. Yankee
  Bonds, 8.90%, 08/15/28(c)                      3,025,000       3,080,993
==========================================================================
                                                                 4,071,640
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.75%

AT&T Inc., Global Bonds, 5.50%, 02/01/18(c)      2,060,000       2,069,414
--------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Gtd. Floating Rate Global
  Notes, 5.06%, 03/23/09(c)(f)                     185,000         183,854
--------------------------------------------------------------------------
Pacific Telecom Inc.-Series C, Medium Term
  Notes, 7.14%, 11/04/08(c)                      1,285,000       1,323,704
--------------------------------------------------------------------------
Southwestern Bell Telephone L.P., Sr. Unsec.
  Unsub. Deb., 7.20%, 10/15/26(c)                1,493,000       1,542,747
--------------------------------------------------------------------------
Telecom Italia Capital S.A. (Italy), Unsec.
  Gtd. Unsub. Global Notes, 4.00%,
  11/15/08(c)                                    3,220,000       3,228,726
--------------------------------------------------------------------------
Verizon New York Inc., Sr. Unsec. Bonds,
  7.00%, 12/01/33(c)                               670,000         687,326
--------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Sr. Unsec.
  Global Bonds, 4.63%, 03/15/13(c)               2,216,000       2,179,481
--------------------------------------------------------------------------
Windstream Georgia Communications Corp.,
  Unsec. Deb., 6.50%, 11/15/13(c)                1,594,000       1,624,015
==========================================================================
                                                                12,839,267
==========================================================================

INTERNET RETAIL-0.18%

Expedia, Inc., Sr. Unsec. Gtd. Putable Global
  Notes, 7.46%, 08/15/13(c)                        790,000         820,818
==========================================================================

INVESTMENT BANKING & BROKERAGE-3.94%

Bear Stearns Cos. Inc., (The),
  Floating Rate Notes,
  4.33%, 07/19/10(c)(f)                          2,290,000       2,098,968
--------------------------------------------------------------------------
  Sr. Unsec. Global Floating Rate Global
  Notes,
  3.46%, 04/29/08(c)(f)                          2,120,000       2,108,891
--------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  7.25%, 02/01/18(c)                             2,060,000       2,064,888
--------------------------------------------------------------------------
Goldman Sachs Group Inc. (The), Sub. Global
  Notes, 6.75%, 10/01/37(c)                      1,450,000       1,423,451
--------------------------------------------------------------------------
Jefferies Group, Inc.,
  Sr. Unsec. Deb.,
  5.88%, 06/08/14(c)                             2,710,000       2,719,593
--------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.45%, 06/08/27(c)                               840,000         780,797
--------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-(CONTINUED)

Lehman Brothers Holdings Inc.,
  Global Notes,
  7.00%, 02/01/08(c)                           $   425,000   $     425,004
--------------------------------------------------------------------------
  Series H,
  Floating Rate Medium Term Notes,
  3.98%, 10/22/08(c)(f)                            400,000         395,980
--------------------------------------------------------------------------
  Series I,
  Sr. Floating Rate Medium Term Notes,
  3.34%, 11/24/08(c)(f)                            500,000         493,540
--------------------------------------------------------------------------
Merrill Lynch & Co Inc.-Series C, Sr. Unsec.
  Global Notes, 5.45%, 02/05/13(c)               3,530,000       3,544,932
--------------------------------------------------------------------------
Morgan Stanley-Series F, Sr. Unsec. Medium
  Term Global Notes, 5.95%, 12/28/17(c)          1,430,000       1,439,181
--------------------------------------------------------------------------
SB Treasury Co. LLC-Series A, Jr. Sub. Trust
  Pfd. Securities, 9.40% (Acquired 06/29/07;
  Cost $921,773)(c)(d)(e)                          890,000         896,809
==========================================================================
                                                                18,392,034
==========================================================================

LEISURE FACILITIES-0.43%

International Speedway Corp., Sr. Unsec. Gtd.
  Notes, 4.20%, 04/15/09(c)                      2,000,000       2,001,140
==========================================================================

LIFE & HEALTH INSURANCE-0.63%

Prudential Holdings, LLC-Series B, Sr. Sec.
  Bonds, (INS-Financial Security Assurance
  Inc.) 7.25%, 12/18/23 (Acquired
  01/22/04-02/17/06; Cost
  $2,964,709)(b)(c)(d)                           2,510,000       2,923,648
==========================================================================

MORTGAGE REIT'S-1.22%

iStar Financial Inc.,
  Sr. Unsec. Floating Rate Notes,
  5.51%, 03/03/08(c)(f)                          1,000,000       1,000,740
--------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.00%, 03/15/08(c)                             4,645,000       4,667,064
==========================================================================
                                                                 5,667,804
==========================================================================

MULTI-UTILITIES-0.80%

Consumers Energy Co.-Series A, Sr. Unsec.
  Global Notes, 6.38%, 02/01/08(c)                 955,000         954,904
--------------------------------------------------------------------------
Dominion Capital Trust I, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital Securities, 7.83%,
  12/01/27(c)                                    1,930,000       2,013,125
--------------------------------------------------------------------------
Dominion Resources, Inc.-Series A, Sr. Unsec.
  Unsub. Notes, 5.69%, 05/15/08(c)                 320,000         321,898
--------------------------------------------------------------------------
Puget Sound Energy Inc., Sr. Sec. Notes,
  3.36%, 06/01/08(c)                                25,000          24,946
--------------------------------------------------------------------------
Virginia Electric and Power Co.-Series F, Sr.
  Medium Term Notes, 5.73%, 11/25/08(c)            427,000         434,532
==========================================================================
                                                                 3,749,405
==========================================================================

OIL & GAS DRILLING-0.19%

Transocean Inc. (Cayman Islands), Sr. Unsec.
  Unsub. Floating Rate Yankee Notes, 5.34%,
  09/05/08(c)(f)                                   865,000         865,216
==========================================================================

AIM Total Return Bond Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-0.10%

Anadarko Petroleum Corp., Sr. Unsec. Notes,
  3.25%, 05/01/08(c)                           $   330,000   $     329,538
--------------------------------------------------------------------------
Pemex Project Funding Master Trust,
  Sr. Unsec. Gtd. Global Notes,
  6.13%, 08/15/08(c)                                19,000          19,021
--------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes,
  8.50%, 02/15/08(c)                               140,000         140,038
==========================================================================
                                                                   488,597
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-11.51%

BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities,
  8.00%, 12/15/26(c)                               819,000         851,613
--------------------------------------------------------------------------
BankAmerica Capital III, Jr. Gtd. Sub.
  Floating Rate Trust Pfd. Capital
  Securities, 4.83%, 01/15/27(c)(f)              1,450,000       1,228,162
--------------------------------------------------------------------------
Capmark Financial Group Inc., Sr. Unsec. Gtd.
  Floating Rate Notes, 5.53%, 05/10/10
  (Acquired 05/03/07-01/08/08; Cost
  $4,039,025)(c)(d)(f)                           4,250,000       3,203,395
--------------------------------------------------------------------------
Citigroup Inc, Sr. Unsec. Unsub. Global
  Notes, 3.50%, 02/01/08(c)                      1,660,000       1,659,817
--------------------------------------------------------------------------
Countrywide Home Loans, Inc.-Series L, Unsec.
  Gtd. Unsub. Medium Term Global Notes,
  3.25%, 05/21/08(c)                             7,060,000       6,901,150
--------------------------------------------------------------------------
General Electric Capital Corp.-Series A, Sr.
  Unsec. Floating Rate Medium Term Global
  Notes, 3.85%, 05/30/08(c)(f)                     438,000         434,824
--------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Global Notes, 6.85%,
  06/15/17(c)                                      875,000         839,834
--------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands), Notes,
  4.69%, 11/14/08 (Acquired
  08/11/06-06/21/07; Cost $6,287,395)(c)(d)      6,390,000       6,461,632
--------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-12/19/06;
  Cost $3,896,520)(c)(d)(e)                      3,525,000       3,606,498
--------------------------------------------------------------------------
NB Capital Trust II, Jr. Gtd. Sub. Trust Pfd.
  Capital Securities, 7.83%, 12/15/26(c)         3,924,000       4,068,953
--------------------------------------------------------------------------
NB Capital Trust IV, Jr. Gtd. Sub. Trust Pfd.
  Capital Securities, 8.25%, 04/15/27(c)         6,470,000       6,743,746
--------------------------------------------------------------------------
North Fork Capital Trust II, Jr. Gtd. Sub.
  Trust Pfd. Capital Pass-Through Securities,
  8.00%, 12/15/27(c)                             2,440,000       2,102,109
--------------------------------------------------------------------------
Old Mutual Capital Funding L.P. (United
  Kingdom), Gtd. Euro Bonds, 8.00%(c)(e)         1,750,000       1,741,250
--------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2,
  Class A1, Global Bonds, 9.69%, 08/15/09(c)     3,420,550       3,539,380
--------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 01/10/03-02/02/06; Cost
  $1,645,840)(c)(d)                              1,433,333       1,642,500
--------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Regional Diversified Funding (Cayman
  Islands)- Class A-1a, Sr. Sec. Floating
  Rate Notes, 3.66%, 01/25/36 (Acquired
  03/21/05; Cost $412,545)(c)(d)(f)(g)         $   412,545   $     397,250
--------------------------------------------------------------------------
Residential Capital LLC, Sr. Unsec. Gtd.
  Unsub. Floating Rate Notes, 5.65%,
  06/09/08(c)(f)                                 5,690,000       4,893,400
--------------------------------------------------------------------------
Suncorp-Metway Ltd. (Australia), Notes,
  3.50%, 06/15/13 (Acquired 03/13/07; Cost
  $1,760,814)(c)(d)                              1,800,000       1,807,128
--------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 5.41% (Acquired
  12/07/04-10/03/06; Cost
  $1,104,600)(c)(d)(e)(f)(g)                     1,110,000         223,387
--------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 5.83%
  (Acquired 11/10/06; Cost
  $971,145)(c)(d)(e)(f)(g)                         970,000         195,212
--------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan), Unsec. Gtd.
  Sub. Euro Bonds, 8.75%(c)(e)                     470,000         477,347
--------------------------------------------------------------------------
Windsor Financing LLC, Sr. Sec. Gtd. Notes,
  5.88%, 07/15/17 (Acquired
  02/07/06-09/25/07; Cost $588,050)(c)(d)          591,500         652,158
==========================================================================
                                                                53,670,745
==========================================================================

PACKAGED FOODS & MEATS-1.70%

Cadbury Schweppes U.S. Finance LLC, Sr.
  Unsec. Gtd. Notes, 3.88%, 10/01/08
  (Acquired 06/20/07; Cost $293,604)(c)(d)(g)      300,000         300,534
--------------------------------------------------------------------------
General Mills Inc., Notes, 6.73%, 02/05/08(c)    2,125,000       2,156,025
--------------------------------------------------------------------------
Heinz (H.J.) Co., Sr. Unsec. Notes, 6.43%,
  12/01/08 (Acquired 05/30/07; Cost
  $5,381,233)(c)(d)                              5,320,000       5,448,584
==========================================================================
                                                                 7,905,143
==========================================================================

PAPER PACKAGING-1.62%

Packaging Corp. of America, Unsec. Unsub.
  Global Notes, 4.38%, 08/01/08(c)               3,540,000       3,546,903
--------------------------------------------------------------------------
Sealed Air Corp., Sr. Unsec. Notes, 5.38%,
  04/15/08 (Acquired 05/18/07; Cost
  $3,991,840)(c)(d)                              4,000,000       4,012,640
==========================================================================
                                                                 7,559,543
==========================================================================

PAPER PRODUCTS-0.09%

International Paper Co., Sr. Unsec. Unsub.
  Notes, 5.13%, 11/15/12(c)                        430,000         435,126
==========================================================================

PROPERTY & CASUALTY INSURANCE-3.42%

CNA Financial Corp., Sr. Unsec. Unsub. Notes,
  6.60%, 12/15/08(c)                             4,242,000       4,313,775
--------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Capital Securities, 8.50%, 04/15/12(c)    3,265,000       3,651,641
--------------------------------------------------------------------------
North Front Pass-Through Trust, Pass Through
  Ctfs., 5.81%, 12/15/24 (Acquired 12/08/04;
  Cost $900,000)(c)(d)                             900,000         861,984
--------------------------------------------------------------------------

AIM Total Return Bond Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)

Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Gtd. Bonds, 8.00%, 09/15/34 (Acquired
  04/29/05-01/05/07; Cost $2,279,875)(c)(d)    $ 2,197,000   $   2,302,807
--------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56% (Acquired
  06/15/06-07/26/07; Cost
  $4,289,246)(c)(d)(e)                           4,285,000       4,385,269
--------------------------------------------------------------------------
QBE Capital Funding II L.P. (Australia), Gtd.
  Sub. Bonds, 6.80% (Acquired 04/25/07; Cost
  $250,000)(c)(d)(e)                               250,000         242,710
--------------------------------------------------------------------------
Travelers Cos. Inc. (The)-Series C, Sr.
  Unsec. Unsub. Medium Term Notes, 6.38%,
  12/15/08(c)                                      200,000         204,412
==========================================================================
                                                                15,962,598
==========================================================================

REGIONAL BANKS-3.57%

Banponce Trust I-Series A, Jr. Gtd. Sub.
  Trust Pfd. Capital Securities, 8.33%,
  02/01/27(c)                                    2,000,000       2,068,040
--------------------------------------------------------------------------
Cullen/Frost Capital Trust I, Jr. Unsec. Gtd.
  Sub. Floating Rate Notes, 6.67%,
  03/01/34(c)(f)                                 2,925,000       2,737,156
--------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Capital Securities, 5.69%,
  06/01/28(c)(f)                                   125,000         108,184
--------------------------------------------------------------------------
Popular North America Inc. Gtd. Notes,
  4.25%, 04/01/08(c)                               885,000         885,407
--------------------------------------------------------------------------
  Series E,
  Sr. Medium Term Notes,
  3.88%, 10/01/08(c)                             3,000,000       3,007,290
--------------------------------------------------------------------------
  Series F,
  Sr. Unsec. Gtd. Medium Term Notes,
  5.65%, 04/15/09(c)                               735,000         733,464
--------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub. Notes,
  6.05%, 06/01/17(c)                             1,510,000       1,477,263
--------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(c)                                      125,000         127,978
--------------------------------------------------------------------------
US AgBank FCB-Series 1, Notes, 6.11%
  (Acquired 03/15/07; Cost
  $1,000,000)(c)(d)(e)                           1,000,000         905,680
--------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(c)                             4,286,000       4,583,534
==========================================================================
                                                                16,633,996
==========================================================================

REINSURANCE-0.22%

Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-07/19/07; Cost
  $2,276,120)(c)(d)(g)                           2,400,000       1,020,696
==========================================================================

RESIDENTIAL REIT'S-0.08%

AvalonBay Communities Inc., Sr. Unsec. Medium
  Term Notes, 8.25%, 07/15/08(c)                   360,000         366,566
==========================================================================

RESTAURANTS-0.16%

Darden Restaurants Inc., Sr. Unsec. Notes,
  5.63%, 10/15/12(c)                               730,000         728,175
==========================================================================

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------


RETAIL REIT'S-0.19%

National Retail Properties Inc., Sr. Unsec.
  Unsub. Notes, 7.13%, 03/15/08(c)             $   900,000   $     900,135
==========================================================================

SPECIALIZED FINANCE-1.31%

CIT Group Inc.,
  Sr. Medium Term Notes,
  4.75%, 08/15/08(c)                             1,770,000       1,757,274
--------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Medium Term Notes,
  5.23%, 05/23/08(c)(f)                          3,330,000       3,293,403
--------------------------------------------------------------------------
  Sr. Unsec. Global Floating Rate Medium Term
  Notes,
  5.05%, 02/21/08(c)(f)                            250,000         249,435
--------------------------------------------------------------------------
  Sr. Unsec. Global Medium Term Notes,
  4.00%, 05/08/08(c)                               800,000         794,600
==========================================================================
                                                                 6,094,712
==========================================================================

SPECIALIZED REIT'S-1.01%

HCP Inc.,
  Sr. Unsec. Floating Rate Medium Term Notes,
  5.44%, 09/15/08(c)(f)                          1,550,000       1,527,613
--------------------------------------------------------------------------
  Sr. Unsec. Medium Term Notes,
  6.70%, 01/30/18(c)                             1,370,000       1,279,416
--------------------------------------------------------------------------
Health Care REIT Inc.,
  Sr. Unsec. Notes,
  7.63%, 03/15/08(c)                             1,070,000       1,073,542
--------------------------------------------------------------------------
  5.88%, 05/15/15(c)                               905,000         827,903
==========================================================================
                                                                 4,708,474
==========================================================================

SPECIALTY CHEMICALS-0.23%

ICI Wilmington Inc., Global Gtd. Notes,
  4.38%, 12/01/08(c)                               382,000         382,691
--------------------------------------------------------------------------
Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(c)                               350,000         361,158
--------------------------------------------------------------------------
  6.05%, 05/01/17(c)                               350,000         344,855
==========================================================================
                                                                 1,088,704
==========================================================================

THRIFTS & MORTGAGE FINANCE-2.33%

Countrywide Financial Corp.,
  Unsec. Gtd. Unsub. Floating Rate Medium
  Term Notes,
  4.79%, 01/05/09(c)(f)                          3,120,000       2,819,700
--------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Medium Term Global
  Notes,
  5.80%, 06/07/12(c)                               850,000         773,500
--------------------------------------------------------------------------
  Series B,
  Unsec. Gtd. Unsub. Floating Rate Medium
  Term Notes,
  5.13%, 02/28/08(c)(f)                          1,400,000       1,389,500
--------------------------------------------------------------------------
Greenpoint Bank, Sub. Notes, 9.25%,
  10/01/10(c)                                    1,370,000       1,443,021
--------------------------------------------------------------------------
PMI Capital I-Series A, Gtd. Trust Pfd.
  Capital Securities, 8.31%, 02/01/27(c)         1,000,000       1,042,310
--------------------------------------------------------------------------

AIM Total Return Bond Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-(CONTINUED)

Washington Mutual, Inc., Sr. Unsec. Global
  Floating Rate Notes, Bank Henderson N.V.
  3.19%, 08/25/08(c)(f)                        $ 2,660,000   $   2,606,827
--------------------------------------------------------------------------
Washington Mutual, Inc., Sr. Unsec. Global
  Notes, 4.50%, 08/25/08(c)                        790,000         779,651
==========================================================================
                                                                10,854,509
==========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.11%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Sr. Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired
  01/25/05-03/03/05; Cost $506,456)(c)(d)          450,000         521,689
==========================================================================

TRUCKING-1.10%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(c)                             3,425,000       3,414,519
--------------------------------------------------------------------------
Stagecoach Transport Holdings PLC (United
  Kingdom), Unsec. Unsub. Yankee Notes,
  8.63%, 11/15/09(c)                             1,570,000       1,691,267
==========================================================================
                                                                 5,105,786
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.53%

Alamosa Delaware Inc., Sr. Unsec. Gtd. Global
  Notes, 8.50%, 01/31/12(c)                      3,525,000       3,661,946
--------------------------------------------------------------------------
Nextel Communications, Inc.-Series D, Sr.
  Unsec. Gtd. Notes, 7.38%, 08/01/15(c)          5,460,000       4,940,099
--------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global
  Notes, 6.13%, 11/15/08(c)                      3,130,000       3,142,864
--------------------------------------------------------------------------
Sprint Nextel Corp., Sr. Unsec. Bonds, 9.25%,
  04/15/22(c)                                    1,694,000       1,839,498
--------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Sec. Gtd.
  Unsub. Second Priority Global Notes,
  10.00%, 06/15/12(c)                            2,692,000       2,871,987
==========================================================================
                                                                16,456,394
==========================================================================
    Total Bonds & Notes (Cost $346,135,374)                    339,940,268
==========================================================================

U.S. MORTGAGE-BACKED SECURITIES-28.65%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-12.52%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 02/01/34(c)                 2,436,714       2,510,936
--------------------------------------------------------------------------
  5.50%, 05/01/16 to 02/01/37(c)                    88,862          91,237
--------------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32(c)                    95,556          99,791
--------------------------------------------------------------------------
  7.00%, 06/01/16 to 10/01/34(c)                 5,765,590       6,194,323
--------------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32(c)                 2,239,591       2,432,329
--------------------------------------------------------------------------
  6.50%, 10/01/17 to 08/01/34(c)(h)                399,630         416,204
--------------------------------------------------------------------------
  5.00%, 07/01/34(c)                             1,621,797       1,616,549
--------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.-(CONTINUED)

  Pass Through Ctfs., TBA,
  5.00%, 03/01/38(c)(i)(j)                     $ 5,770,000   $   5,734,841
--------------------------------------------------------------------------
  5.50%, 03/01/38(c)(i)(j)                      18,789,000      18,991,574
--------------------------------------------------------------------------
  6.00%, 03/01/38(c)(i)                         19,826,000      20,287,579
==========================================================================
                                                                58,375,363
==========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-13.61%

Pass Through Ctfs.,
  6.00%, 05/01/09 to 03/01/37(c)                   381,170         390,956
--------------------------------------------------------------------------
  7.50%, 11/01/15 to 08/01/36(c)                 3,161,004       3,431,571
--------------------------------------------------------------------------
  7.00%, 12/01/15 to 02/01/34(c)                 3,638,324       3,870,862
--------------------------------------------------------------------------
  6.50%, 05/01/16 to 01/01/37(c)                 1,323,136       1,386,288
--------------------------------------------------------------------------
  5.00%, 03/01/18 to 02/01/19(c)                   964,332         979,482
--------------------------------------------------------------------------
  5.00%, 07/01/18 to 07/01/18(c)(h)                419,677         426,551
--------------------------------------------------------------------------
  5.50%, 11/01/18 to 03/01/21(c)                   589,929         605,709
--------------------------------------------------------------------------
  8.00%, 08/01/21 to 08/01/31(c)                    25,007          27,063
--------------------------------------------------------------------------
  8.00%, 04/01/32(c)(h)                             23,565          25,611
--------------------------------------------------------------------------
  7.00%, 02/01/33(c)(h)                            186,616         198,469
--------------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  5.50%, 03/01/23(c)(i)(j)                       6,712,000       6,866,168
--------------------------------------------------------------------------
  6.00%, 03/01/23 to 03/01/38(c)(i)(j)          25,045,000      25,690,352
--------------------------------------------------------------------------
  6.50%, 02/01/38(c)(i)(j)                       5,000,000       5,189,845
--------------------------------------------------------------------------
  5.50%, 03/01/38(c)(i)                          9,670,000       9,783,323
--------------------------------------------------------------------------
  7.00%, 03/01/38(c)(i)(j)                       4,349,000       4,570,527
==========================================================================
                                                                63,442,777
==========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-2.52%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32(c)                   128,318         138,491
--------------------------------------------------------------------------
  8.50%, 02/15/25(c)                                30,038          33,299
--------------------------------------------------------------------------
  8.00%, 08/15/25(c)                                 5,012           5,501
--------------------------------------------------------------------------
  6.56%, 01/15/27(c)                               244,898         259,266
--------------------------------------------------------------------------
  7.00%, 04/15/28 to 06/15/37(c)                 2,504,413       2,660,107
--------------------------------------------------------------------------
  6.00%, 11/15/28 to 02/15/33(c)                   488,756         505,759
--------------------------------------------------------------------------
  6.50%, 01/15/29 to 03/15/37(c)                 5,642,221       5,951,856
--------------------------------------------------------------------------
  5.50%, 12/15/33 to 06/15/35(c)                 1,660,534       1,694,661
--------------------------------------------------------------------------
  5.00%, 07/15/35 to 08/15/35(c)                   521,447         523,105
==========================================================================
                                                                11,772,045
==========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $132,096,882)                                      133,590,185
==========================================================================

AIM Total Return Bond Fund

                                                 SHARES          VALUE
--------------------------------------------------------------------------
PREFERRED STOCKS-8.46%

ASSET MANAGEMENT & CUSTODY BANKS-2.98%

Auction Pass Through Trust-Series 2007-T3,
  Class A 8.25% Pfd. (Acquired
  10/22/07-01/29/08; Cost $13,888,869)(d)(g)           185   $  13,898,521
==========================================================================

LIFE & HEALTH INSURANCE-0.13%

Aegon N.V. (Netherlands), 6.38% Pfd.                25,600         610,048
==========================================================================

OFFICE SERVICES & SUPPLIES-1.59%

Pitney Bowes International Holdings Inc.,
  -Series D, 4.85% Pfd.(c)(k)                           77       7,406,960
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.02%

Auction Pass Through Trust-Series 2007-T2,
  Class A 7.95% Pfd. (Acquired
  12/14/07-01/29/08; Cost $13,982,872)(d)(g)           186      14,082,720
==========================================================================

SPECIALIZED FINANCE-0.19%

Agfirst Farm Credit Bank-Class B, 6.59% Pfd.
  (Acquired 06/05/07; Cost $1,000,000)(c)(d)     1,000,000         868,350
==========================================================================

THRIFTS & MORTGAGE FINANCE-0.25%

Fannie Mae, 8.25% Pfd.(k)                           45,000       1,188,900
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.30%

Telephone & Data Systems, Inc.-Series A,
  7.60% Pfd.                                        63,000       1,392,300
==========================================================================
    Total Preferred Stocks (Cost $39,674,623)                   39,447,799
==========================================================================

                                                PRINCIPAL
                                                 AMOUNT
--------------------------------------------------------------------------

COMMERCIAL PAPER(l)- 4.63%

AUTOMOBILE MANUFACTURERS-0.35%

BMW US Capital LLC, Commercial Paper, 3.42%,
  02/08/08 (Acquired 01/28/08; Cost:
  $1,598,328)(d)                               $ 1,600,000       1,598,936
==========================================================================

BROADCASTING & CABLE TV-1.07%

Cox Enterprises Inc., Floating Rate
  Commercial Paper, 4.25%, 02/06/08 (Acquired
  01/23/08; Cost: $4,991,736)(d)(f)              5,000,000       4,997,049
==========================================================================

DIVERSIFIED BANKS-1.07%

UBS Finance Delaware LLC, Commercial Paper,
  3.26%, 02/04/08                                5,000,000       4,998,642
==========================================================================

ELECTRIC UTILITIES-1.07%

Idaho Power Co., Commercial Paper, 3.90%,
  02/20/08                                       5,000,000       4,989,708
==========================================================================

--------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-1.07%

Merrill Lynch & Co. Inc., Commercial Paper,
  3.40%, 02/08/08                              $ 5,000,000   $   4,996,694
==========================================================================
    Total Commercial Paper (Cost $21,581,029)                   21,581,029
==========================================================================

U.S. GOVERNMENT SPONSORED AGENCY
  SECURITIES-2.96%

FEDERAL HOME LOAN BANK (FHLB)-0.03%

-Series 9s-2008, Unsec. Floating Rate Bonds,
  1.50%, 07/17/08(c)(f)                            150,000         149,192
==========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.11%

Sr. Unsec. Floating Rate Global Notes, 4.68%,
  02/17/09(c)(f)                                   250,000         250,690
--------------------------------------------------------------------------
Sr. Unsec. Notes, 6.25%, 03/29/22(c)(h)          4,895,000       4,926,132
==========================================================================
                                                                 5,176,822
==========================================================================

STUDENT LOAN MARKETING ASSOCIATION-1.82%

Medium Term Notes, 5.05%, 11/14/14(c)            1,220,000       1,028,790
--------------------------------------------------------------------------
Unsec. Unsub. Floating Rate Medium Term
  Notes, 2.99%, 12/15/08(c)(f)                   1,110,000       1,090,031
--------------------------------------------------------------------------
Series A,
  Medium Term Notes,
  3.63%, 03/17/08                                4,510,000       4,488,130
--------------------------------------------------------------------------
  4.00%, 01/15/09(c)                             1,900,000       1,843,342
==========================================================================
                                                                 8,450,293
==========================================================================
    Total U.S. Government Sponsored Agency
      Securities (Cost $13,806,741)                             13,776,307
==========================================================================

ASSET-BACKED SECURITIES-2.75%

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-0.53%

Wirefree Partners III CDO-Series 2005-1A,
  Notes, 6.00%, 11/17/19 (Acquired 10/12/06;
  Cost: $2,452,046)(c)(d)                        2,478,569       2,491,680
==========================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS-0.65%

Federal Home Loan Bank-Series TQ-2015, Class
  A, Pass Through Ctfs., 5.07%, 10/20/15(c)        791,212         832,814
--------------------------------------------------------------------------
Option One Mortgage Securities Corp.- Series
  2007-4A, Floating Rate Notes, 3.48%,
  04/25/12 (Acquired 05/11/07; Cost
  $689,439)(d)(f)(g)                               689,439         648,073
--------------------------------------------------------------------------
Structured Asset Securities Corp. Series
  2007-OSI, Class A2, Floating Rate Pass
  Through Ctfs., 3.47%, 06/25/37(c)(f)           1,590,034       1,536,034
==========================================================================
                                                                 3,016,921
==========================================================================

AIM Total Return Bond Fund

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-1.57%

Citicorp Lease Pass-Through Trust-Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  08/20/02-01/26/06; Cost: $3,438,936)(c)(d)   $ 2,810,000   $   3,314,606
--------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sr. Sec.
  Notes, 5.14%, 04/15/15 (Acquired 07/14/05;
  Cost $1,452,072)(d)(g)                         1,452,072       1,306,865
--------------------------------------------------------------------------
Patron's Legacy 2003-III-LILACS-III-Series A,
  Ctfs., 5.65%, 04/17/18 (Acquired
  11/04/04-06/28/06 Cost: $1,406,991)(d)(g)      1,425,422       1,334,194
--------------------------------------------------------------------------
Patron's Legacy 2004-1-LILACS-1-Series A,
  Ctfs., 6.67%, 05/04/18 (Acquired
  04/30/04-07/14/05 Cost $1,445,290)(d)(g)       1,416,511       1,348,519
==========================================================================
                                                                 7,304,184
==========================================================================
    Total Asset-Backed Securities (Cost
      $13,182,363)                                              12,812,785
==========================================================================

CERTIFICATE OF DEPOSIT-1.51%

THRIFTS & MORTGAGE FINANCE-1.51%

Washington Mutual, Inc./Henderson N.V. (Cost
  $6,977,820)(c)                                 7,040,000       7,050,138
==========================================================================

MUNICIPAL OBLIGATIONS-0.18%

Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.) 4.96%,
  04/01/20(b)(c)                                   390,000         376,760
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE
MUNICIPAL OBLIGATIONS-(CONTINUED)

Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.) 6.10%, 05/01/24(b)(c)       $   450,000   $     459,274
==========================================================================
    Total Municipal Obligations (Cost
      $849,944)                                                    836,034
==========================================================================

U.S. TREASURY SECURITIES-0.09%

U.S. TREASURY NOTES-0.09%

  5.00%, 07/31/08(c)(h)                            200,000         202,828
--------------------------------------------------------------------------
  4.63%, 09/30/08(c)                               200,000         203,140
==========================================================================
    Total U.S. Treasury Securities (Cost
      $403,912)                                                    405,968
==========================================================================

MONEY MARKET FUNDS-2.36%

Liquid Assets Portfolio-Institutional
  Class(m)                                       5,496,767       5,496,767
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(m)         5,496,767       5,496,767
==========================================================================
    Total Money Market Funds (Cost
      $10,993,534)                                              10,993,534
==========================================================================
TOTAL INVESTMENTS-124.50% (Cost $585,702,222)                  580,434,047
==========================================================================
OTHER ASSETS LESS LIABILITIES-(24.50)%                        (114,203,894)
==========================================================================
NET ASSETS-100.00%                                           $ 466,230,153
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

CDO      - Collateralized Debt Obligation
Ctfs     - Certificates
Deb.     - Debentures
Disc.    - Discounted
GO       - General Obligation Bonds
Gtd.     - Guaranteed
INS      - Insurer
Jr.      - Junior
LILACS   - Life Insurance and Life Annuities Based Charitable Securities
Pfd.     - Preferred
RB       - Revenue Bonds
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2008 was $507,561,214, which represented 108.86% of the Fund's Net Assets. See
    Note 1A.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand

AIM Total Return Bond Fund

    registration of these securities. The aggregate value of these securities at January 31, 2008 was $129,856,855, which represented 27.85% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Perpetual bond with no specified maturity date.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2008.
(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2008 was $34,755,970, which represented 7.46% of the Fund's Net Assets.
(h) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M and Note 8.
(i) Security purchased on forward commitment basis.
(j) This security is subject to dollar roll transactions. See Note 1J.
(k) Non-income producing security.
(l) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

AIM Total Return Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008
(Unaudited)

ASSETS:

Investments, at value (Cost $574,708,688)      $569,440,513
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $10,993,534)                             10,993,534
===========================================================
    Total investments (Cost $585,702,222)       580,434,047
===========================================================
Cash                                              1,714,139
-----------------------------------------------------------
Receivables for:
  Investments sold                               95,365,350
-----------------------------------------------------------
  Variation margin                                  435,828
-----------------------------------------------------------
  Fund shares sold                                  483,800
-----------------------------------------------------------
  Dividends and Interest                          5,880,767
-----------------------------------------------------------
  Principal paydowns                                 35,156
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               19,431
-----------------------------------------------------------
Other assets                                        113,558
===========================================================
    Total assets                                684,482,076
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                         211,380,964
-----------------------------------------------------------
  Fund shares reacquired                            585,734
-----------------------------------------------------------
  Dividends                                          45,927
-----------------------------------------------------------
  Fund expenses advanced                              6,681
-----------------------------------------------------------
Trustee deferred compensation and retirement
  plans                                              33,346
-----------------------------------------------------------
Unrealized depreciation on swap agreements        4,734,602
-----------------------------------------------------------
Premiums received on swap agreements              1,302,903
-----------------------------------------------------------
Accrued distribution fees                            55,612
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,588
-----------------------------------------------------------
Accrued transfer agent fees                          49,328
-----------------------------------------------------------
Accrued operating expenses                           55,238
===========================================================
    Total liabilities                           218,251,923
===========================================================
Net assets applicable to shares outstanding    $466,230,153
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $472,444,518
-----------------------------------------------------------
Undistributed net investment income                 823,685
-----------------------------------------------------------
Undistributed net realized gain                   2,010,383
-----------------------------------------------------------
Unrealized appreciation (depreciation)           (9,048,433)
===========================================================
                                               $466,230,153
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 96,145,828
___________________________________________________________
===========================================================
Class B                                        $ 35,902,809
___________________________________________________________
===========================================================
Class C                                        $ 14,108,294
___________________________________________________________
===========================================================
Class R                                        $  1,394,039
___________________________________________________________
===========================================================
Institutional Class                            $318,679,183
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           9,411,182
___________________________________________________________
===========================================================
Class B                                           3,513,887
___________________________________________________________
===========================================================
Class C                                           1,380,783
___________________________________________________________
===========================================================
Class R                                             136,579
___________________________________________________________
===========================================================
Institutional Class                              31,172,714
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.22
-----------------------------------------------------------
  Maximum offering price per share
    (Net asset value of $10.22 divided by
    95.25%)                                    $      10.73
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      10.22
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.22
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      10.21
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.22
___________________________________________________________
===========================================================

AIM Total Return Bond Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2008
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $13,112,848
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      127,280
-------------------------------------------------------------------------
Dividends                                                         654,014
=========================================================================
    Total investment income                                    13,894,142
=========================================================================

EXPENSES:

Advisory fees                                                   1,043,344
-------------------------------------------------------------------------
Administrative services fees                                       68,103
-------------------------------------------------------------------------
Custodian fees                                                     40,414
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                          82,839
-------------------------------------------------------------------------
  Class B                                                         158,069
-------------------------------------------------------------------------
  Class C                                                          59,073
-------------------------------------------------------------------------
  Class R                                                           3,168
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              165,675
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                1,532
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          12,951
-------------------------------------------------------------------------
Other                                                             122,100
=========================================================================
    Total expenses                                              1,757,268
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                 (114,781)
=========================================================================
    Net expenses                                                1,642,487
=========================================================================
Net investment income                                          12,251,655
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                                         4,072,318
-------------------------------------------------------------------------
  Futures contracts                                             3,202,524
-------------------------------------------------------------------------
  Swap agreements                                               1,131,050
=========================================================================
                                                                8,405,892
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (3,855,876)
-------------------------------------------------------------------------
  Futures contracts                                                81,499
-------------------------------------------------------------------------
  Swap agreements                                              (4,443,189)
=========================================================================
                                                               (8,217,566)
=========================================================================
Net realized and unrealized gain (loss)                           188,326
=========================================================================
Net increase in net assets resulting from operations          $12,439,981
_________________________________________________________________________
=========================================================================

AIM Total Return Bond Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2008 and the year ended July 31, 2007 (Unaudited)

                                                               JANUARY 31,        JULY 31,
                                                                   2008             2007
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $ 12,251,655     $ 17,901,213
--------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        8,405,892         (723,362)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)           (8,217,566)         289,960
============================================================================================
    Net increase in net assets resulting from operations         12,439,981       17,467,811
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (1,788,800)      (4,370,711)
--------------------------------------------------------------------------------------------
  Class B                                                          (736,280)      (1,538,392)
--------------------------------------------------------------------------------------------
  Class C                                                          (275,693)        (461,047)
--------------------------------------------------------------------------------------------
  Class R                                                           (32,671)         (46,119)
--------------------------------------------------------------------------------------------
  Institutional Class                                            (8,899,255)     (11,563,685)
============================================================================================
    Decrease in net assets resulting from distributions         (11,732,699)     (17,979,954)
============================================================================================
Share transactions-net:
  Class A                                                        34,655,132      (31,606,351)
--------------------------------------------------------------------------------------------
  Class B                                                         3,658,585       (4,566,410)
--------------------------------------------------------------------------------------------
  Class C                                                         3,093,192        1,196,804
--------------------------------------------------------------------------------------------
  Class R                                                           206,676          497,447
--------------------------------------------------------------------------------------------
  Institutional Class                                            24,276,036      122,976,435
============================================================================================
    Net increase in net assets resulting from share
     transactions                                                65,889,621       88,497,925
============================================================================================
    Net increase in net assets                                   66,596,903       87,985,782
============================================================================================

NET ASSETS:

  Beginning of period                                           399,633,250      311,647,468
============================================================================================
  End of period (including undistributed net investment
    income of $823,685 and $304,729 respectively)              $466,230,153     $399,633,250
____________________________________________________________________________________________
============================================================================================

AIM Total Return Bond Fund

STATEMENT OF CASH FLOWS

For the six months ended January 31, 2008
(Unaudited)

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $  12,439,981
===========================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE (DECREASE) IN NET
  ASSETS TO NET CASH PROVIDED BY (USED IN) OPERATING
  ACTIVITIES:

  Purchases of investments                                     (123,339,933)
---------------------------------------------------------------------------
  Purchases of short-term investments, net                      (10,326,793)
---------------------------------------------------------------------------
  Increase in variation margin receivable                          (311,078)
---------------------------------------------------------------------------
  Increase in unamortized premium for swap agreements             4,419,083
---------------------------------------------------------------------------
  Proceeds from disposition of investments and principal
    payments                                                     60,321,845
---------------------------------------------------------------------------
  Amortization of premiums and accretion of discounts on
    investments                                                     112,055
---------------------------------------------------------------------------
  Increase in receivables and other assets                         (499,468)
---------------------------------------------------------------------------
  Increase in accrued expenses and other payables                      (696)
---------------------------------------------------------------------------
  Unrealized depreciation on investment securities                3,855,876
---------------------------------------------------------------------------
  Net realized gain from investment securities                   (4,072,318)
===========================================================================
    Net cash provided by (used in) operating activities         (57,401,446)
===========================================================================

CASH PROVIDED BY FINANCING ACTIVITIES:

  Net cash activity from dollar rolls                            12,240,872
---------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold               84,434,598
---------------------------------------------------------------------------
  Decrease in payable for amount due custodian                      (23,481)
---------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                  (29,762,676)
---------------------------------------------------------------------------
  Dividends paid to shareholders                                   (304,156)
===========================================================================
    Net cash provided by financing activities                    66,585,157
===========================================================================
Net increase in cash and cash equivalents                         9,183,711
===========================================================================
Cash and cash equivalents at beginning of period                  3,523,962
===========================================================================
Cash and cash equivalents at end of period                    $  12,707,673
===========================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in
    reinvestment of dividends paid to shareholders            $  11,425,775
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Total Return Bond Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is maximum total return consistent with preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from

AIM Total Return Bond Fund

     settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

       In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price

AIM Total Return Bond Fund

     and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

       Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

       At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

       Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

AIM Total Return Bond Fund


       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                            0.50%
-------------------------------------------------------------------
Next $500 million                                             0.45%
-------------------------------------------------------------------
Over $1 billion                                               0.40%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    Further, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended January 31, 2008, AIM waived advisory fees of $2,273 and reimbursed $78,645 of class level expenses of Class A, Class B, Class C and Class R shares in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2008, Invesco reimbursed expenses of the Fund in the amount of $2,183.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain

AIM Total Return Bond Fund

limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2008, ADI advised the Fund that ADI retained $16095 in front-end sales commissions from the sale of Class A shares and $1, $18,655, $1,395 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/07          AT COST          FROM SALES         01/31/08        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $1,761,981       $ 64,028,051      $ (60,293,265)     $ 5,496,767     $ 63,475
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            1,761,981         64,028,051        (60,293,265)       5,496,767       63,805
=================================================================================================
  Total
    Investments
    in
    Affiliates    $3,523,962       $128,056,102      $(120,586,530)     $10,993,534     $127,280
_________________________________________________________________________________________________
=================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended January 31, 2008, the Fund engaged in securities purchases of $1,969,909.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $31,680.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2008, the Fund paid legal fees of $1,609 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM Total Return Bond Fund

NOTE 7--BORROWINGS

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

    Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended January 31, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 8--FUTURES CONTRACTS

On January 31, 2008, U.S. Mortgage-backed obligations and U.S. Treasury obligations with a value of $996,179 were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                              NUMBER OF       MONTH/           VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT        1/31/08       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                        19       Mar-08/Long     $  2,147,000       $   57,254
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      106       Mar-08/Long       12,372,187          457,308
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                                         407       Mar-08/Long       48,560,188          948,678
==========================================================================================================================
                                                                                           $ 63,079,375       $1,463,240
==========================================================================================================================
U.S. Treasury 2 Year Notes                                       141       Mar-08/Short    $(30,063,844)      $ (508,895)
==========================================================================================================================
  Total Futures Contracts                                                                                     $  954,345
__________________________________________________________________________________________________________________________
==========================================================================================================================

AIM Total Return Bond Fund

NOTE 9--CREDIT DEFAULT SWAP AGREEMENTS

                                        OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NOTIONAL      UNREALIZED
                                         REFERENCE         BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                              ENTITY          PROTECTION     FIXED RATE         DATE        (000)      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
                                     CDX North America
Lehman Brothers Special Financing     Investment Grade
  Inc.                                Volatility Index       Sell           0.75%(a)      06/20/12     $39,000      $(1,811,389)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing
  Inc.                                       MBIA Inc.       Sell           1.90%         09/20/08       8,800         (696,648)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing          Residential
  Inc.                                    Capital, LLC       Sell           5.00%(b)      03/20/08       4,600         (111,823)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing          Residential
  Inc.                                    Capital, LLC       Sell           2.75%         09/20/08       1,150         (204,519)
---------------------------------------------------------------------------------------------------------------------------------
                                       AMBAC Financial
Merrill Lynch International                Group, Inc.       Sell           2.30%         12/20/08       4,630         (485,384)
---------------------------------------------------------------------------------------------------------------------------------
                                       AMBAC Financial
Merrill Lynch International                Group, Inc.       Sell           6.75%         12/20/08       2,325         (160,346)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International             CIT Group Inc.       Sell           2.40%         09/20/08       2,110          (66,628)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International             CIT Group Inc.       Sell           2.50%         09/20/08         935          (28,943)
---------------------------------------------------------------------------------------------------------------------------------
                                       Lehman Brothers
Merrill Lynch International              Holdings Inc.       Sell           0.90%         09/20/08       3,980          (26,583)
---------------------------------------------------------------------------------------------------------------------------------
                                           Residential
Merrill Lynch International               Capital, LLC       Sell           6.80%         09/20/08       3,500         (550,825)
---------------------------------------------------------------------------------------------------------------------------------
                                       AMBAC Financial
UBS AG                                     Group, Inc.       Sell           5.10%         12/20/08       2,325         (191,268)
---------------------------------------------------------------------------------------------------------------------------------
                                       AMBAC Financial
UBS AG                                     Group, Inc.       Sell          11.00%         12/20/08       4,115         (142,830)
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                       MBIA Inc.       Sell           7.10%         12/20/08       4,280         (275,329)
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                               Pulte Homes, Inc.       Sell           4.20%         12/20/08       4,615           (8,239)
=================================================================================================================================
  Subtotal Protection Sell                                                                             $86,365      $(4,760,754)
=================================================================================================================================
                                         United Parcel
UBS AG                                   Service, Inc.        Buy         (0.26)%         12/20/17     $ 2,025      $    26,152
=================================================================================================================================
  Total Credit Default Swap
    Agreements                                                                                                      $(4,734,602)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Unamortized premium at period end of $1,192,750.
(b) Unamortized premium at period end of $110,153.

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2014                                                    $1,145,028
-----------------------------------------------------------------------------
July 31, 2015                                                     1,105,888
=============================================================================
Total capital loss carryforward                                  $2,250,916
_____________________________________________________________________________
=============================================================================

AIM Total Return Bond Fund

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2008 was $189,464,983 and $123,036,905, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $1,720,140 and $1,319,246. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 3,795,002
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (9,473,963)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $(5,678,961)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $586,113,008.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                 JANUARY 31, 2008(a)              JULY 31, 2007
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,964,752    $ 40,607,367     3,067,470    $ 31,612,421
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,049,753      10,752,564       982,972      10,126,654
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        571,489       5,839,695       401,664       4,127,627
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         29,143         297,588        63,878         657,804
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          2,372,843      24,246,973    12,754,721     131,311,873
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        156,736       1,600,097       378,822       3,908,674
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         63,471         648,225       130,561       1,345,931
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         24,084         245,977        39,723         409,359
----------------------------------------------------------------------------------------------------------------------
  Class R                                                          3,192          32,567         4,461          45,896
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            871,030       8,898,909     1,122,330      11,563,447
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        269,700       2,754,963       321,996       3,317,645
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (269,669)     (2,754,963)     (322,014)     (3,317,645)
======================================================================================================================
Reacquired:
  Class A                                                     (1,008,766)    (10,307,295)   (6,801,364)    (70,445,091)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (488,473)     (4,987,241)   (1,235,543)    (12,721,350)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (292,972)     (2,992,480)     (324,762)     (3,340,182)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (12,067)       (123,479)      (20,008)       (206,253)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (869,390)     (8,869,846)   (1,936,235)    (19,898,885)
======================================================================================================================
                                                               6,434,856    $ 65,889,621     8,628,672    $ 88,497,925
______________________________________________________________________________________________________________________
======================================================================================================================

(a) 68% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

AIM Total Return Bond Fund

NOTE 13--SIGNIFICANT EVENT

At a meeting held on December 13, 2007, the Board of Trustees of Trust approved certain proposals to be presented for shareholder approval at a special meeting of the shareholders of the Trust intended to be held on February 29, 2008 (the "Special Meeting"). At the Special Meeting, shareholders of record as of the close of business on November 30, 2007, are entitled to vote their respective shares on several proposals that including, among others the following proposal(s).

    New proposed sub-advisory agreement between AIM and each of AIM Funds Management Inc., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Limited., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisors") (the "New Sub-advisory Arrangements"). This proposal is intended to benefit the Fund and its shareholders by permitting AIM to utilize the additional resources and talent of these affiliated sub-advisors in managing the Fund. Because AIM would pay all of the sub-advisory fees of the sub-advisors, the new sub-advisory arrangements would not affect the fees the Fund pays pursuant to the advisory agreement. If approved by shareholders, the New Sub-advisory Arrangements are expected to become effective on or about May 1, 2008.

    If shareholders of the Fund have not approved all applicable proposals, the meeting will be adjourned. Information about adjourned meetings may be found at www.aiminvestments.com and clicking on "proxy voting" in the top right hand corner. A meeting will not be adjourned past March 28, 2008.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                                         JANUARY 31,          ---------------------------------------------------
                                                             2008              2007       2006       2005       2004       2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 10.19            $ 10.20    $ 10.47    $ 10.45    $ 10.35    $ 10.19
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.29               0.53       0.44       0.32       0.31       0.32(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.02              (0.01)     (0.28)      0.15       0.25       0.26
=================================================================================================================================
    Total from investment operations                          0.31               0.52       0.16       0.47       0.56       0.58
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.28)             (0.53)     (0.43)     (0.33)     (0.36)     (0.40)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         --                 --      (0.00)     (0.12)     (0.10)     (0.02)
=================================================================================================================================
    Total distributions                                      (0.28)             (0.53)     (0.43)     (0.45)     (0.46)     (0.42)
=================================================================================================================================
Net asset value, end of period                             $ 10.22            $ 10.19    $ 10.20    $ 10.47    $ 10.45    $ 10.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               3.05%              5.18%      1.62%      4.57%      5.45%      5.77%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $96,146            $61,457    $92,434    $75,264    $35,948    $30,336
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              1.02%(c)           1.01%      1.01%      1.01%      1.00%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.16%(c)           1.20%      1.31%      1.48%      1.57%      1.54%
=================================================================================================================================
Ratio of net investment income to average net assets          5.64%(c)           5.13%      4.32%      3.04%      2.87%      3.07%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                      30%               118%        95%       180%       338%       284%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $65,911,441.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Total Return Bond Fund

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                                         JANUARY 31,          ---------------------------------------------------
                                                             2008              2007       2006       2005       2004       2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 10.20            $ 10.20    $ 10.47    $ 10.45    $ 10.35    $ 10.19
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.25               0.45       0.37       0.24       0.22       0.24(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.01               0.00      (0.28)      0.15       0.26       0.27
=================================================================================================================================
    Total from investment operations                          0.26               0.45       0.09       0.39       0.48       0.51
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.24)             (0.45)     (0.36)     (0.25)     (0.29)     (0.33)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         --                 --      (0.00)     (0.12)     (0.09)     (0.02)
=================================================================================================================================
    Total distributions                                      (0.24)             (0.45)     (0.36)     (0.37)     (0.38)     (0.35)
=================================================================================================================================
Net asset value, end of period                             $ 10.22            $ 10.20    $ 10.20    $ 10.47    $ 10.45    $ 10.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               2.57%              4.51%      0.86%      3.80%      4.67%      4.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $35,903            $32,207    $36,741    $43,865    $44,047    $47,655
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              1.77%(c)           1.76%      1.76%      1.76%      1.75%      1.75%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.91%(c)           1.95%      2.06%      2.14%      2.22%      2.19%
=================================================================================================================================
Ratio of net investment income to average net assets          4.89%(c)           4.38%      3.57%      2.29%      2.12%      2.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                      30%               118%        95%       180%       338%       284%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $31,441,895.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                          CLASS C
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS ENDED                     YEAR ENDED JULY 31,
                                                             JANUARY 31,          -----------------------------------------------
                                                                 2008              2007       2006      2005      2004      2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.20            $ 10.20    $10.47    $10.45    $10.35    $10.19
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.25               0.45      0.37      0.24      0.22      0.24(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.01               0.00     (0.28)     0.15      0.26      0.27
=================================================================================================================================
    Total from investment operations                              0.26               0.45      0.09      0.39      0.48      0.51
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.24)             (0.45)    (0.36)    (0.25)    (0.29)    (0.33)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                 --     (0.00)    (0.12)    (0.09)    (0.02)
=================================================================================================================================
    Total distributions                                          (0.24)             (0.45)    (0.36)    (0.37)    (0.38)    (0.35)
=================================================================================================================================
Net asset value, end of period                                 $ 10.22            $ 10.20    $10.20    $10.47    $10.45    $10.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   2.57%              4.50%     0.86%     3.80%     4.67%     4.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $14,108            $10,993    $9,805    $8,573    $8,649    $9,185
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.77%(c)           1.76%     1.76%     1.76%     1.75%     1.75%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.91%(c)           1.95%     2.06%     2.14%     2.22%     2.19%
=================================================================================================================================
Ratio of net investment income to average net assets              4.89%(c)           4.38%     3.57%     2.29%     2.12%     2.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                          30%               118%       95%      180%      338%      284%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $11,750,395.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Total Return Bond Fund

                                                                                          CLASS R
                                                           ----------------------------------------------------------------------
                                                                                                                 APRIL 30, 2004
                                                           SIX MONTHS ENDED          YEAR ENDED JULY 31,          (COMMENCEMENT
                                                             JANUARY 31,          --------------------------    DATE) TO JULY 31,
                                                                 2008              2007      2006      2005           2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.19            $10.19    $10.45    $10.44         $10.42
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.27              0.50      0.41      0.29           0.08
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.01              0.01     (0.26)     0.14           0.02
=================================================================================================================================
    Total from investment operations                              0.28              0.51      0.15      0.43           0.10
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.26)            (0.51)    (0.41)    (0.30)         (0.08)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                --     (0.00)    (0.12)            --
=================================================================================================================================
    Total distributions                                          (0.26)            (0.51)    (0.41)    (0.42)         (0.08)
=================================================================================================================================
Net asset value, end of period                                  $10.21            $10.19    $10.19    $10.45         $10.44
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   2.82%             5.02%     1.47%     4.21%          0.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,394            $1,185    $  692    $  318         $  108
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.27%(b)          1.26%     1.26%     1.26%          1.25%(c)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.41%(b)          1.45%     1.56%     1.64%          1.39%(c)
=================================================================================================================================
Ratio of net investment income to average net assets              5.39%(b)          4.88%     4.07%     2.79%          2.62%(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                          30%              118%       95%      180%           338%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,260,369.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  INSTITUTIONAL CLASS
                                                      ---------------------------------------------------------------------------
                                                                                                                 APRIL 30, 2004
                                                      SIX MONTHS ENDED             YEAR ENDED JULY 31,            (COMMENCEMENT
                                                        JANUARY 31,          -------------------------------    DATE) TO JULY 31,
                                                            2008               2007        2006       2005            2004
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  10.20           $  10.20    $  10.47    $ 10.45         $ 10.42
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.31               0.56        0.47       0.34            0.09
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                           0.01               0.01       (0.28)      0.15            0.03
=================================================================================================================================
    Total from investment operations                          0.32               0.57        0.19       0.49            0.12
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.30)             (0.57)      (0.46)     (0.35)          (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         --                 --       (0.00)     (0.12)             --
=================================================================================================================================
    Total distributions                                      (0.30)             (0.57)      (0.46)     (0.47)          (0.09)
=================================================================================================================================
Net asset value, end of period                            $  10.22           $  10.20    $  10.20    $ 10.47         $ 10.45
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                               3.16%              5.65%       1.91%      4.84%           1.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $318,679           $293,792    $171,975    $97,190         $13,415
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.61%(b)           0.64%       0.72%      0.75%           0.51%(c)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           0.61%(b)           0.64%       0.72%      0.79%           0.63%(c)
=================================================================================================================================
Ratio of net investment income to average net assets          6.05%(b)           5.50%       4.61%      3.30%           3.36%(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                      30%               118%         95%       180%            338%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $304,705,394.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Total Return Bond Fund


NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco Ltd. ("Invesco") 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Total Return Bond Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE
                                                          ACTUAL                            EXPENSES)
                             BEGINNING           ENDING           EXPENSES           ENDING           EXPENSES        ANNUALIZED
                           ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING       EXPENSE
        CLASS               (08/01/07)        (01/31/08)(1)       PERIOD(2)        (01/31/08)         PERIOD(2)         RATIO
          A                  $1,000.00          $1,030.50           $5.21           $1,020.01           $5.18            1.02%
          B                   1,000.00           1,026.70            9.02            1,016.24            8.97            1.77
          C                   1,000.00           1,025.70            9.01            1,016.24            8.97            1.77
          R                   1,000.00           1,029.20            6.48            1,018.75            6.44            1.27

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

Supplement to Semiannual Report dated 1/31/08

AIM Total Return Bond Fund

Institutional Class Shares                   ==========================================        THE TOTAL ANNUAL FUND OPERATING
                                             AVERAGE ANNUAL TOTAL RETURNS                 EXPENSE RATIO SET FORTH IN THE MOST RECENT
The following information has been           For periods ended 1/31/08                    FUND PROSPECTUS AS OF THE DATE OF THIS
prepared to provide Institutional Class                                                   SUPPLEMENT FOR INSTITUTIONAL CLASS SHARES
shareholders with a performance overview     Inception                            5.09%   WAS 0.64%. THE EXPENSE RATIOS PRESENTED
specific to their holdings. Institutional       5 Years                           4.45    ABOVE MAY VARY FROM THE EXPENSE RATIOS
Class shares are offered exclusively to         1 Year                            5.27    PRESENTED IN OTHER SECTIONS OF THE ACTUAL
institutional investors, including defined      6 Months*                         3.16    REPORT THAT ARE BASED ON EXPENSES INCURRED
contribution plans that meet certain                                                      DURING THE PERIOD COVERED BY THIS
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 SUPPLEMENT.
                                             For periods ended 12/31/07, most recent
                                             calendar quarter-end                              HAD THE ADVISOR NOT WAIVED FEES
                                                                                          AND/OR REIMBURSED EXPENSES IN THE PAST,
                                             Inception                            5.05%   PERFORMANCE WOULD HAVE BEEN LOWER.
                                             5 Years                              4.37
                                             1 Year                               4.64         PLEASE NOTE THAT PAST PERFORMANCE IS
                                             6 Months*                            3.18    NOT INDICATIVE OF FUTURE RESULTS. MORE
                                                                                          RECENT RETURNS MAY BE MORE OR LESS THAN
                                             *    Cumulative total return that has not    THOSE SHOWN. ALL RETURNS ASSUME
                                                  been annualized                         REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             ==========================================   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                                                                          FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE   MAY BE WORTH MORE OR LESS THAN THEIR
                                             IS APRIL, 30, 2004. RETURNS SINCE THAT       ORIGINAL COST. SEE FULL REPORT FOR
                                             DATE ARE HISTORICAL RETURNS. ALL OTHER       INFORMATION ON COMPARATIVE BENCHMARKS.
                                             RETURNS ARE BLENDED RETURNS OF HISTORICAL    PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND    MORE INFORMATION. FOR THE MOST CURRENT
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR      MONTH-END PERFORMANCE, PLEASE CALL
                                             PERIODS PRIOR TO THE INCEPTION DATE OF       800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE RULE 12B-1
                                             FEES APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS DECEMBER 31,
                                             2001.

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES PRIMARILY DUE TO
                                             DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [AIM INVESTMENTS LOGO]
AIMinvestments.com TRB-INS-2  A I M Distributors, Inc.  --REGISTERED TRADEMARK--

AIM Total Return Bond Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                     ACTUAL                        EXPENSES)
                           BEGINNING         ENDING         EXPENSES         ENDING         EXPENSES      ANNUALIZED
                         ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING     EXPENSE
        CLASS             (08/01/07)      (01/31/08)(1)     PERIOD(2)      (01/31/08)       PERIOD(2)       RATIO
    Institutional          $1,000.00        $1,031.60         $3.12         $1,022.07         $3.10          0.61%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2007, through January 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

                                           Fund holdings and proxy voting
         [EDELIVERY                        information
        GO PAPERLESS
AIMINVESTMENTS.COM/EDELIVERY               The Fund provides a complete list of
          GRAPHIC]                         its holdings four times in each
                                           fiscal year, at the quarter-ends. For
REGISTER FOR EDELIVERY                     the second and fourth quarters, the
                                           lists appear in the Fund's semiannual
eDelivery is the process of receiving      and annual reports to shareholders.
your fund and account information via      For the first and third quarters, the
e-mail. Once your quarterly statements,    Fund files the lists with the
tax forms, fund reports, and               Securities and Exchange Commission
prospectuses are available, we will send   (SEC) on Form N-Q. The most recent
you an e-mail notification containing      list of portfolio holdings is
links to these documents. For security     available at AIMinvestments.com. From
purposes, you will need to log in to       our home page, click on Products &
your account to view your statements and   Performance, then Mutual Funds, then
tax forms.                                 Fund Overview. Select your Fund from
                                           the drop-down menu and click on
WHY SIGN UP?                               Complete Quarterly Holdings.
                                           Shareholders can also look up the
Register for eDelivery to:                 Fund's Forms N-Q on the SEC Web site
                                           at sec.gov. Copies of the Fund's
-    save your Fund the cost of printing   Forms N-Q may be reviewed and copied
     and postage.                          at the SEC Public Reference Room in
                                           Washington, D.C. You can obtain
-    reduce the amount of paper you        information on the operation of the
     receive.                              Public Reference Room, including
                                           information about duplicating fee
-    gain access to your documents         charges, by calling 202-942-8090 or
     faster by not waiting for the mail.   800-732-0330, or by electronic
                                           request at the following e-mail
-    view your documents online anytime    address: publicinfo@sec.gov. The SEC
     at your convenience.                  file numbers for the Fund are
                                           811-05686 and 033-39519.
-    save the documents to your personal
     computer or print them out for your   A description of the policies and
     records.                              procedures that the Fund uses to
                                           determine how to vote proxies
HOW DO I SIGN UP?                          relating to portfolio securities is
                                           available without charge, upon
It's easy. Just follow these simple        request, from our Client Services
steps:                                     department at 800-959-4246 or on the
                                           AIM Web site, AIMinvestments.com. On
1.   Log in to your account.               the home page, scroll down and click
                                           on Proxy Policy. The information is
2.   Click on the "Service Center" tab.    also available on the SEC Web site,
                                           sec.gov.
3.   Select "Register for eDelivery" and
     complete the consent process.         Information regarding how the Fund
                                           voted proxies related to its
This AIM service is provided by AIM        portfolio securities during the 12
Investment Services, Inc.                  months ended June 30, 2007, is
                                           available at our Web site. Go to
                                           AIMinvestments.com, access the About
                                           Us tab, click on Required Notices and
                                           then click on Proxy Voting Activity.
                                           Next, select the Fund from the
                                           drop-down menu. The information is
                                           also available on the SEC Web site,
                                           sec.gov.

                                           TRB-SAR-1    A I M Distributors, Inc.

                                                          [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 18, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: April 4, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: April 4, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: April 4, 2008

                                  EXHIBIT INDEX

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.